                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03605

                          Northern Institutional Funds
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547

                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL BOND PORTFOLIO

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                           (000S)/(1)/    (000S)
--------------------------------------------------------------------------------
DEBT OBLIGATIONS - 70.0%
--------------------------------------------------------------------------------
British Pound Sterling - 13.5%
   Treasury of Great Britain,
      7.50%, 12/7/06                                             175      $  352
      7.25%, 12/7/07                                             140         286
--------------------------------------------------------------------------------
                                                                             638
--------------------------------------------------------------------------------
Euro - 35.5%
   Deutsche Bundesrepublik,
      6.50%, 7/4/27                                              100         178
   Finnish Government,
      5.00%, 4/25/09                                             128         182
   Irish Government Bonds,
      4.60%, 4/18/16                                             140         198
   Italy Buoni Poliennali Del Tesoro,
      3.50%, 1/15/08                                             151         204
   Kingdom of Belgium,
     5.75%, 9/28/10                                              117         175
   Netherlands Government Bonds,
      5.50%, 1/15/28                                             120         191
   Portugal Obrigacoes do Tesouro OT,
      3.00%, 7/17/06                                             150         200
      4.38%, 6/16/14                                             100         140
   Spain Government Bonds,
      5.75%, 7/30/32                                             125         208
--------------------------------------------------------------------------------
                                                                           1,676
--------------------------------------------------------------------------------
Japanese Yen - 18.8%
   Japan Government Ten Year Bonds,
      2.40%, 6/20/07                                          30,000         302
      1.50%, 3/20/12                                          30,000         296
   Japan Government Twenty Year Bonds,
      1.90%, 3/22/21                                          30,000         289
--------------------------------------------------------------------------------
                                                                             887
--------------------------------------------------------------------------------
Swedish Krona - 2.2%
   Kingdom of Sweden,
      3.50%, 4/20/06                                             500          74
      4.00%, 12/1/09                                             200          31
--------------------------------------------------------------------------------
                                                                             105
--------------------------------------------------------------------------------
Total Debt Obligations
--------------------------------------------------------------------------------
(Cost $2,842)                                                              3,306

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 16.7%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 16.7%
      1.88%, 1/31/06                                             $250     $  247
      1.50%, 3/31/06                                              550        540
--------------------------------------------------------------------------------
                                                                             787
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $787)                                                                  787

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 13.3%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                               628        628
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $628)                                                                  628

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $4,257)                                                             $4,721

/(1)/ Principal amounts are stated in local currencies.

At February 28, 2005, the International Bond Portfolio's investments were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Governments                                                          100.0%
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At February 28, 2005, the International Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

-------------------------------------------------------------------------
                AMOUNT       IN        AMOUNT
 CONTRACTS      (LOCAL    EXCHANGE     (LOCAL                  UNREALIZED
 TO DELIVER   CURRENCY)      FOR     CURRENCY)   SETTLEMENT   GAIN/(LOSS)
  CURRENCY      (000S)    CURRENCY     (000S)       DATE         (000S)
-------------------------------------------------------------------------
Japanese                  U.S.
Yen             25,900    Dollar          247      3/1/05        $ (1)

                          Canadian
U.S. Dollar        187    Dollar          225      4/20/05         (5)

U.S.                      Danish
Dollar              49    Kroner          275      4/20/05         --

U.S. Dollar        537    Euro            411      4/20/05          8

U.S                       Japanese
Dollar           1,006    Yen         103,000      4/20/05        (17)

British                   U.S.
Pound              164    Dollar          307      4/20/05         (7)

                          U.S.
Euro               107    Dollar          142      4/20/05         --

Swedish                   U.S.
Krona              306    Dollar           45      4/20/05         --
-------------------------------------------------------------------------
Total                                                            $(22)

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                          $4,257
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                    $  466
Gross tax depreciation of investments                                        (2)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                      $  464
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.1%
--------------------------------------------------------------------------------
Agency -1.1%
   Home Ownership Funding Corp./(1)/                           13,000     $5,055
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $13,000)                                                             5,055

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 14.6%
--------------------------------------------------------------------------------
Automobile - 2.5%
   BMW Vehicle Owner Trust,
      Series 2003-A, Class A4,
      2.53%, 2/25/08                                          $1,500      1,482
   Capital Auto Receivables Asset Trust,
      Series 2003-1, Class A3A,
      2.75%, 4/16/07                                           2,100      2,088
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 3/16/08                                           1,595      1,585
   Isuzu Auto Owner Trust,
      Series 2001-1, Class A4,
      5.31%, 1/22/07                                              16         16
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                           1,350      1,331
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                          1,615      1,589
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                           1,610      1,597
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                          1,700      1,682
--------------------------------------------------------------------------------
                                                                         11,370
--------------------------------------------------------------------------------
Commercial Mortgage Services - 8.2%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                          2,155      2,138
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                           4,000      4,456
   Citigroup Commercial Mortgage Trust,
      Series 2004-Cl, Class A4,
      5.29%, 4/15/40                                           1,830      1,897
   Citigroup Commercial Mortgage Trust,
      Series 2004-C2, Class A5,
      4.73%, 10/15/41                                         $2,065    $ 2,039
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                           2,105      2,271
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                            800        849
   Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                           1,060      1,053
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-Cl, Class A1,
      4.28%, 1/12/37                                           2,158      2,141
   LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                           2,045      2,160
   LB-UBS Commercial Mortgage Trust,
      Series 2005-C1, Class A4,
      4.74%, 12/17/14                                          1,035      1,021
   Morgan Stanley Capital I,
      Series 2004-HQ3, Class A4,
      4.80%, 1/13/41                                           1,765      1,756
   Morgan Stanley Capital I,
      Series 2004-1Q7, Class A4,
      5.43%, 6/15/38                                           1,915      1,995
   Morgan Stanley Capital I,
      Series 2005-IQ9, Class A5,
      4.70%, 7/15/56                                           2,920      2,871
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                           2,675      2,931
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                           2,290      2,502
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                           2,620      2,482
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                           2,095      2,133
--------------------------------------------------------------------------------
                                                                         36,695
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 14.6% - CONTINUED
--------------------------------------------------------------------------------
Credit Card - 0.9%
   Bank One Issuance Trust,
      Series 2003-A9, Class A9,
      3.86%, 10/15/08                                          $1,520    $ 1,503
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                            1,290      1,261
   Fleet Credit Card Master Trust II,
      Series 2002-C, Class A,
      2.75%, 4/15/08                                            1,410      1,405
--------------------------------------------------------------------------------
                                                                           4,169
--------------------------------------------------------------------------------
Home Equity - 1.6%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                              193        198
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                            1,300      1,292
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                              773        771
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-He5, Class A2,
      3.69%, 9/25/34                                            1,055      1,047
   Residential Asset Mortgage Product,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                            2,000      1,995
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                            1,800      1,809
--------------------------------------------------------------------------------
                                                                           7,112
--------------------------------------------------------------------------------
Whole Loan - 1.4%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate, Series 1996-PR1,
      Class A,
      0.00%, 4/28/27                                               56         55
   Residential Accredit Loans, Inc.,
      Series 2001-QSI8, Class A1,
      6.50%, 12/25/31                                           2,796      2,821
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                           $3,320    $ 3,251
--------------------------------------------------------------------------------
                                                                           6,127
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $66,279)                                                            65,473

--------------------------------------------------------------------------------
CORPORATE BONDS - 26.0%
--------------------------------------------------------------------------------
Agriculture - 0.3%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                            1,220      1,287
--------------------------------------------------------------------------------
Auto Manufacturers - 1.2%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                             3,700      3,647
      8.50%, 1/18/31 +                                            735        937
   Ford Motor Co., +
      7.45%, 7/16/31                                            1,000        964
--------------------------------------------------------------------------------
                                                                           5,548
--------------------------------------------------------------------------------
Banks - 0.7%
   BAC Capital Trust VI,
      5.63%, 3/8/35                                             1,250      1,240
   RBS Capital Trust III, +
      5.51%, 9/29/49                                            1,890      1,930
--------------------------------------------------------------------------------
                                                                           3,170
--------------------------------------------------------------------------------
Diversified Financial Services - 11.8%
   Allstate Life Global Funding Trusts, +
      4.50%, 5/29/09                                            1,760      1,770
   American General Finance Corp.,
      3.88%, 10/1/09                                            2,250      2,191
   Associates Corp. of NA,
      6.25%, 11/1/08                                            1,090      1,163
   Capital One Bank,
      4.88%, 5/15/08                                              685        695
   Citigroup, Inc.,
      5.63%, 8/27/12                                                5          5
      5.85%, 12/11/34                                           1,410      1,473
   Countrywide Home Loans, Inc.,
      4.25%, 12/19/07 +                                           400        400
      3.25%, 5/21/08                                              220        213

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.0% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 11.8% - (continued)
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                           $  345    $   349
      4.13%, 1/15/10 +                                          1,305      1,283
   Dow Jones CDX NA HY, /(1)/ +
      6.38%, 12/29/09                                           3,500      3,557
      7.75%, 12/29/09                                           6,000      6,067
   Ford Motor Credit Co., +
      5.70%, 1/15/10                                            5,000      4,904
   General Electric Capital Corp., +
      6.75%, 3/15/32                                              925      1,090
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                            3,410      3,794
      6.35%, 2/15/34                                            1,250      1,325
   Household Finance Corp.,
      4.63%, 1/15/08 +                                            700        708
      6.38%, 11/27/12                                             935      1,021
   International Lease Finance Corp.,
      2.95%, 5/23/06                                              435        429
      3.75%, 8/1/07                                               480        475
      6.38%, 3/15/09                                            1,775      1,895
   JP Morgan Chase & Co.,
      3.80%, 10/2/09                                            3,325      3,231
      5.13%, 9/15/14 +                                          2,285      2,299
   Lehman Brothers Holdings, Inc.,
      4.25%, 1/27/10                                            1,800      1,778
   Morgan Stanley,
      3.63%, 4/1/08                                             1,160      1,140
      4.75%, 4/1/14                                             1,125      1,095
   TRAINS, /(1)/+
      8.21%, 8/1/15                                             7,635      8,217
--------------------------------------------------------------------------------
                                                                          52,567
--------------------------------------------------------------------------------
Electric - 1.3%
   Appalachian Power Co.,
      3.60%, 5/15/08                                              520        509
   Duke Energy Corp.,+
      3.75%, 3/5/08                                               550        543
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                               362        366
   Power Receivable Finance LLC, /(1)/
      6.29%, 1/1/12                                             1,472      1,524
   Public Service Electric & Gas,
      4.00%, 11/1/08                                            1,020      1,009
   South Carolina Electric & Gas,
      5.80%, 1/15/33                                         $    155    $   164
   TXU Energy Co.,
      7.00%, 3/15/13                                            1,685      1,887
--------------------------------------------------------------------------------
                                                                           6,002
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      6.38%, 11/15/12                                             550        601
--------------------------------------------------------------------------------
Food - 0.9%
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                             1,790      1,834
   Kroger Co.,+
      6.75%, 4/15/12                                            1,900      2,113
--------------------------------------------------------------------------------
                                                                           3,947
--------------------------------------------------------------------------------
Healthcare-Services - 0.5%
   Pacificare Health Systems,
      10.75%, 6/1/09                                              125        141
   Wellpoint Inc., /(1)/+
      4.25%, 12/15/09                                           1,985      1,956
--------------------------------------------------------------------------------
                                                                           2,097
--------------------------------------------------------------------------------
Home Builders - 0.4%
   KB Home, +
      5.75%, 2/1/14                                             1,700      1,725
--------------------------------------------------------------------------------
Insurance - 1.0%
   Marsh & McLennan Cos., Inc., +
      5.38%, 7/15/14                                            1,085      1,067
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                             1,200      1,145
      5.10%, 4/15/14 +                                          2,055      2,076
--------------------------------------------------------------------------------
                                                                           4,288
--------------------------------------------------------------------------------
Media - 2.5%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                            2,735      3,027
   Comcast Cable Communications,
      6.38%, 1/30/06                                            1,938      1,983
      6.75%, 1/30/11                                              650        717
   Comcast Corp., +
      7.05%, 3/15/33                                              505        587
   COX Communications, Inc., /(1)/
      4.63%, 1/15/10                                            2,000      1,976
   News America, Inc., +
      6.63%, 1/9/08                                               300        318

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.0% - CONTINUED
--------------------------------------------------------------------------------
Media - 2.5% - (continued)
   Time Warner, Inc.,
      6.95%, 1/15/28                                          $1,250    $  1,412
   Univision Communications, Inc.,
      3.50%, 10/15/07                                            565         552
      3.88%, 10/15/08                                            605         591
--------------------------------------------------------------------------------
                                                                          11,163
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.4%
   General Electric Co.,
      5.00%, 2/1/13                                            3,645       3,700
   Textron Financial Corp.,
      4.13%, 3/3/08                                            2,600       2,594
--------------------------------------------------------------------------------
                                                                           6,294
--------------------------------------------------------------------------------
Oil & Gas - 0.7%
   Devon Energy Corp.,
      7.95%, 4/15/32                                             635         825
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                             740         828
   Pemex Project Funding Master Trust, +
      7.38%, 12/15/14                                          1,230       1,365
--------------------------------------------------------------------------------
                                                                           3,018
--------------------------------------------------------------------------------
Real Estate - 0.8%
   EOP Operating LP,
      4.65%, 10/1/10                                           1,600       1,584
   Simon Property Group LP, +
      4.88%, 3/18/10                                           1,970       1,978
--------------------------------------------------------------------------------
                                                                           3,562
--------------------------------------------------------------------------------
Retail - 0.2%
   Staples, Inc., +
      7.38%, 10/1/12                                             920       1,065
--------------------------------------------------------------------------------
Telecommunications - 1.6%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                              225         241
      7.88%, 3/1/11                                              220         255
      8.75%, 3/1/31                                              550         748
   Sprint Capital Corp.,
      7.63%, 1/30/11                                             785         897
      6.88%, 11/15/28                                          1,385       1,529
      8.75%, 3/15/32                                             900       1,209
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                          $2,075    $  2,188
--------------------------------------------------------------------------------
                                                                           7,067
--------------------------------------------------------------------------------
Transportation - 0.6%
   CSX Corp.,
      6.30%, 3/15/12                                           2,225       2,420
   Norfolk Southern Corp., +
      7.25%, 2/15/31                                             400         488
--------------------------------------------------------------------------------
                                                                           2,908
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $115,279)                                                          116,309

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 2.0%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                             475         531
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
   Anadarko Finance Co.,
      7.50%, 5/1/31                                              490         614
--------------------------------------------------------------------------------
Telecommunications - 1.8%
   America Movil SA de CV,
      6.38%, 3/1/35                                              965         940
   Deutsche Telekom International Finance BV,
      8.75%, 6/15/30                                             600         809
   Royal KPN N.V.,
      8.00%, 10/1/10                                             925       1,074
   Telecom Italia Capital SA,
      5.25%, 11/15/13                                          1,020       1,029
   Telefonica Europe BV,
      7.75%, 9/15/10                                           1,050       1,209
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                            770         769
      4.75%, 1/27/10 /(1)/                                     1,955       1,943
--------------------------------------------------------------------------------
                                                                           7,773
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $8,772)                                                              8,918

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 31.3% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 27.4%
      3.00%, 3/2/07                                          $  1,355   $  1,334
      3.75%, 5/17/07 +                                          3,225      3,214
      3.41%, 8/30/07                                            3,735      3,683
      6.25%, 5/15/29 +                                          1,750      2,031
   Interest Only Stripped Security,
      Series 278, Class 2,
      4.07%, 8/1/25                                                --         69
   Pool #254981,
      6.00%, 11/1/33                                            7,484      7,683
   Pool #255452,
      5.50%, 10/1/19                                            6,087      6,240
   Pool #535982,
      7.50%, 5/1/31                                               285        305
   Pool #545437,
      7.00%, 2/1/32                                                31         33
   Pool #545757,
      7.00%, 6/1/32                                             5,510      5,812
   Pool #585617,
      7.00%, 5/1/31                                                 1          1
   Pool #703439,
      5.00%, 6/1/18                                                99         99
   Pool #713973,
      5.00%, 7/1/33                                             6,470      6,393
   Pool #725787,
      5.00%, 9/1/19                                            14,019     14,129
   Pool #733868,
      6.00%, 12/1/32                                            3,390      3,480
   Pool #740226,
      5.00%, 9/1/33                                             5,352      5,289
   Pool #765123,
      6.00%, 1/1/34                                             5,115      5,252
   Pool #770695,
      5.00%, 4/1/34                                             1,293      1,276
   Pool #772764,
      5.00%, 3/1/34                                             2,669      2,634
   Pool #775007,
      5.00%, 4/1/34                                             5,400      5,327
   Pool #780957,
      4.50%, 5/1/19                                            15,043     14,867
   Pool #793269,
      5.00%, 12/1/34                                            9,083      8,961
   Pool TBA, /(3)/
      5.50%, 3/1/30                                          $ 24,180   $ 24,376
--------------------------------------------------------------------------------
                                                                         122,488
--------------------------------------------------------------------------------
Freddie Mac - 0.3%
      4.75%, 12/8/10 +                                          1,115      1,115
--------------------------------------------------------------------------------
Freddie Mac Gold - 2.4%
   Pool #A17500,
      6.50%, 1/1/34                                             8,957      9,342
   Pool #C00910,
      7.50%, 1/1/30                                             1,502      1,609
--------------------------------------------------------------------------------
                                                                          10,951
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.2%
   Pool #595091,
      6.00%, 10/15/32                                           1,780      1,839
   Pool #627123,
      5.50%, 3/15/34                                            3,544      3,606
--------------------------------------------------------------------------------
                                                                           5,445
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $140,601)                                                          139,999

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.3%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 2.9%
      8.75%, 8/15/20 +                                          5,325      7,685
      6.75%, 8/15/26 +                                            225        284
      5.38%, 2/15/31 +                                          4,605      5,063
--------------------------------------------------------------------------------
                                                                          13,032
--------------------------------------------------------------------------------
U.S. Treasury Notes - 2.4%
      3.63%, 7/15/09 +                                             59         58
      4.25%, 11/15/14 +                                        10,584     10,484
--------------------------------------------------------------------------------
                                                                          10,542
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $23,567)                                                            23,574

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 12.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                         56,766,878   $56,767
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $56,767)                                                            56,767

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 7.0%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                          $31,229      31,229
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $31,229)                                                            31,229

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $455,494)                                                         $447,324

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $30,661,000 or 6.9% of total investments.

/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

/(3)/ When-Issued Security

/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At February 28, 2005, the credit quality distribution (unaudited) for the Bond Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                   66.3%
AA                                                                     6.8%
A                                                                     10.0%
BBB                                                                   11.4%
BB                                                                     3.8%
B or Lower                                                             1.7%
--------------------------------------------------------------------------------
Total                                                                100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                        $455,494
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  2,933
Gross tax depreciation of investments                                   (11,103)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $ (8,170)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
--------------------------------------------------------------------------------
Agency - 0.5%
   Home Ownership Funding Corp., /(1)/                           2,000      $778
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,515)                                                                778

                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 12.1%
--------------------------------------------------------------------------------
Automobile -1.3%
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 6/16/08                                           $  440        437
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                              445        439
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             380        374
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                              395        392
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                             525        519
--------------------------------------------------------------------------------
                                                                           2,161
--------------------------------------------------------------------------------
Commercial Mortgage Services - 6.9%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                             755        749
   Citigroup Commercial Mortgage Trust,
      Series 2004-Cl, Class A4,
      5.29%, 4/15/40                                              560        581
   Citigroup Commercial Mortgage Trust,
      Series 2004-C2, Class A5,
      4.73%, 10/15/41                                             725        716
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              410        442
   DLJ Commercial Mortgage Corp., Series 1998-
     CF2, Class A1B,
     6.24%, 11/12/31                                              310        329
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              640        648
   Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                           $  375    $   372
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-Cl, Class A1,
      4.28%, 1/12/37                                              450        446
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2, Class A3,
      5.22%, 5/15/41                                              540        555
   LB Commercial Conduit Mortgage Trust,
      Series 1998-Cl, Class A3,
      6.48%, 2/18/30                                              740        781
   LB Commercial Conduit Mortgage Trust,
      Series 1999-Cl, Class A2,
      6.78%, 6/15/31                                              375        407
   LB-UBS Commercial Mortgage Trust,
      Series 2005-Cl, Class A4,
      4.74%, 2/15/30                                              365        360
   Morgan Stanley Capital I, Series 2004-HQ3,
      Class A4,
      4.80%, 1/13/41                                              625        622
   Morgan Stanley Capital I, Series 2004-1Q7,
      Class A4,
      5.43%, 6/15/38                                              800        834
   Morgan Stanley Capital I, Series 2005-IQ9,
      Class A5,
      4.70%, 7/15/56                                            1,060      1,042
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                              480        526
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              415        453
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              710        673
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              715        728
--------------------------------------------------------------------------------
                                                                          11,264
--------------------------------------------------------------------------------
Credit Card -1.9%
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 6/15/11                                              605        598

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 12.1% - CONTINUED
--------------------------------------------------------------------------------
Credit Card - 1.9% - (continued)
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                            $   500   $   494
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                             1,030     1,007
   Household Affinity Credit Card Master Note
      Trust I, Series 2003-2, Class A,
      2.18%, 2/15/08                                               430       425
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                              580       556
--------------------------------------------------------------------------------
                                                                           3,080
--------------------------------------------------------------------------------
Home Equity - 1.5%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                               195       200
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class lA3,
      2.73%, 9/25/24                                               280       277
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               300       298
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                               147       147
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-He5, Class A2,
      3.69%, 9/25/34                                               335       332
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                               385       384
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                               520       523
   Residential Asset Securities,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                               375       374
--------------------------------------------------------------------------------
                                                                           2,535
--------------------------------------------------------------------------------
Whole Loan - 0.5%
   PNC Mortgage Securities Corp., Collateral
      Strip Rate, Series 1996-PR1, Class A,
      0.00%, 4/28/27                                                11        11
   Residential Accredit Loans, Inc.,
      Series 2001-QS18, Class A1,
      6.50%, 12/25/31                                          $   330   $   333
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                               515       504
--------------------------------------------------------------------------------
                                                                             848
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $20,184)                                                            19,888
--------------------------------------------------------------------------------

CORPORATE BONDS - 20.8%
--------------------------------------------------------------------------------
Agriculture - 0.1%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                               190       200
--------------------------------------------------------------------------------
Auto Manufacturers - 1.3%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                              1,325     1,306
      8.50%, 1/18/31 +                                             370       472
   Ford Motor Co., +
      7.45%, 7/16/31                                               350       337
--------------------------------------------------------------------------------
                                                                           2,115
--------------------------------------------------------------------------------
Banks - 0.8%
   BAC Capital Trust VI,
      5.63%, 3/8/35                                                530       526
   Marshall & IIsley Corp.,
      5.75%, 9/1/06                                                220       227
   RBS Capital Trust III,
      5.51%, 9/29/49                                              525       536
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
Beverages - 0.2%
   Grand Metropolitan Investment Corp.,
      Puttable 4/15/05 @ Par,
      7.45%, 4/15/35                                               220       280
--------------------------------------------------------------------------------
Diversified Financial Services - 6.7%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                               515       518
   American General Finance Corp.,
      3.88%, 10/1/09                                               690       672
   Associates Corp. of NA,
      6.25%, 11/1/08                                               275       293
   Capital One Bank,
      4.88%, 5/15/08                                               165       167

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 20.8% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 6.7% - (continued)
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                            $  260    $   275
   Citigroup, Inc.,
      5.63%, 8/27/12                                              470        495
      5.85%, 12/11/34                                             430        449
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               225        230
      4.25%, 12/19/07 +                                            50         50
      3.25%, 5/21/08                                               10         10
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              115        116
      4.13%, 1/15/10                                              430        422
   Ford Motor Credit Co., +
      5.70%, 1/15/10                                            1,610      1,579
   General Electric Capital Corp.,
      6.75%, 3/15/32                                              195        230
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                            1,155      1,285
      6.35%, 2/15/34                                              430        456
   Household Finance Corp.,
      4.63%, 1/15/08                                              150        152
      6.38%, 11/27/12                                             115        126
      4.75%, 7/15/13 +                                            445        439
   International Lease Finance Corp.,
      2.95%, 5/23/06                                               95         94
      3.75%, 8/1/07                                               140        138
      6.38%, 3/15/09                                              605        646
   JP Morgan Chase & Co., +
      5.13%, 9/15/14                                              615        619
   Lehman Brothers Holdings, Inc.,
      4.25%, 1/27/10                                              605        598
   Morgan Stanley,
      6.10%, 4/15/06                                              225        231
      3.63%, 4/1/08                                               250        246
      4.75%, 4/1/14                                               415        404
   SLM Corp.,
      3.63%, 3/17/08                                              100         98
--------------------------------------------------------------------------------
                                                                          11,038
--------------------------------------------------------------------------------
Electric - 1.1%
   Appalachian Power Co.,
      3.60%, 5/15/08                                               85         83
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                            $  150    $   156
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                               105        106
   Duke Energy Corp.,
      3.75%, 3/5/08                                               125        123
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                                58         59
   Power Receivable Finance LLC, /(1)/
      6.29%, 1/1/12                                               321        332
   Public Service Electric & Gas,
      4.00%, 11/1/08                                              250        247
   TXU Energy Co.,
      7.00%, 3/15/13                                              585        655
--------------------------------------------------------------------------------
                                                                           1,761
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      6.38%, 11/15/12                                             140        153
--------------------------------------------------------------------------------
Food - 0.9%
   Cadbury Schweppes US Finance LLC, /(1)/
      3.88%, 10/1/08                                              255        251
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                               595        610
   Kroger Co.,
      6.75%, 4/15/12                                              565        628
--------------------------------------------------------------------------------
                                                                           1,489
--------------------------------------------------------------------------------
Healthcare-Services - 0.4%
   Wellpoint Inc., /(1)/
      4.25%, 12/15/09                                             655        646
--------------------------------------------------------------------------------
Insurance - 0.8%
   AIG SunAmerica Global Financing IX, /(1)/
      6.90%, 3/15/32                                              250        299
   Allstate Corp.,
      6.13%, 12/15/32                                             125        135
   Marsh & McLennan Cos, Inc.,
      5.38%, 7/15/14                                              375        369
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09 +                                             240        229
      5.10%, 4/15/14                                              335        338
--------------------------------------------------------------------------------
                                                                           1,370
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 20.8% - CONTINUED
--------------------------------------------------------------------------------
Media - 1.8%
   Comcast Cable Communications,
      6.38%, 1/30/06                                           $  240    $   246
      6.75%, 1/30/11                                              225        248
   COX Communications, Inc., /(1)/
      4.63%, 1/15/10                                              620        613
   News America, Inc., +
      6.63%, 1/9/08                                                75         79
   Time Warner, Inc.,
      6.75%, 4/15/11                                              855        946
      6.95%, 1/15/28                                              280        316
   Univision Communications, Inc.,
      3.50%, 10/15/07                                             135        132
      3.88%, 10/15/08                                             135        132
   Viacom, Inc.,
      5.50%, 5/15/33                                              210        200
--------------------------------------------------------------------------------
                                                                           2,912
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.2%
   General Electric Co.,
      5.00%, 2/1/13                                             4,125      4,187
   Textron Financial Corp.,
      4.13%, 3/3/08                                             1,065      1,063
--------------------------------------------------------------------------------
                                                                           5,250
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   ConocoPhillips, +
      5.90%, 10/15/32                                              70         75
   Devon Energy Corp.,
      7.95%, 4/15/32                                              170        221
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                              150        168
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                             345        383
   Valero Energy Corp.,
      6.88%, 4/15/12                                              150        169
      4.75%, 6/15/13 +                                             50         49
--------------------------------------------------------------------------------
                                                                           1,065
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                              270        276
--------------------------------------------------------------------------------
Real Estate - 0.3%
   EOP Operating LP,
      4.65%, 10/1/10                                              530        525
--------------------------------------------------------------------------------
REITS - 0.3%
   Simon Property Group LP, +
      4.88%, 3/18/10                                           $  530    $   532
--------------------------------------------------------------------------------
Retail - 0.2%
   Staples, Inc.,
      7.38%, 10/1/12                                              240        278
--------------------------------------------------------------------------------
Telecommunications - 1.2%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                                50         54
      7.88%, 3/1/11                                                50         58
      8.13%, 5/1/12                                                25         30
      8.75%, 3/1/31                                               150        204
   Sprint Capital Corp.,
      7.63%, 1/30/11                                              170        194
      6.88%, 11/15/28                                             585        645
      8.75%, 3/15/32                                              200        269
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                              275        290
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                              260        283
--------------------------------------------------------------------------------
                                                                           2,027
--------------------------------------------------------------------------------
Transportation - 0.6%
   Caliber System, Inc.,
      7.80%, 8/1/06                                               160        168
   CSX Corp.,
      6.30%, 3/15/12                                              680        740
   Norfolk Southern Corp.,
      7.25%, 2/15/31                                              105        128
--------------------------------------------------------------------------------
                                                                           1,036
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $33,959)                                                            34,242

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.5%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                              120        134
--------------------------------------------------------------------------------
Machinery - Diversified - 0.0%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                              100        103
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.5% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
   Anadarko Finance Co.,
      7.50%, 5/1/31                                            $  130     $  163
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   America Movil SA de CV, +
      6.38%, 3/1/35                                               390        380
   Deutsche Telekom International Finance BV,
      8.75%, 6/15/30                                               20         27
   Royal KPN N.V.,
      8.00%, 10/1/10                                              250        290
   Telecom Italia Capital SA,
      5.25%, 11/15/13                                             260        262
   Telefonica Europe BV,
      7.75%, 9/15/10                                              270        311
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                             160        160
      4.75%, 1/27/10 /(1)/                                        685        681
--------------------------------------------------------------------------------
                                                                           2,111
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $2,515)                                                              2,511

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 31.5% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 27.7%
      3.13%, 7/15/06                                            1,485      1,477
      3.00%, 3/2/07                                               430        423
      3.75%, 5/17/07 +                                            940        937
      3.41%, 8/30/07                                            1,350      1,331
      3.25%, 8/15/08 +                                            890        866
      6.25%, 5/15/29 +                                            270        313
   Interest Only Stripped Security, Series 278,
      Class 2,
      4.07%, 8/1/25                                                --         13
   Pool #254981,
      6.00%, 11/1/33                                            2,872      2,949
   Pool #255452,
      5.50%, 10/1/19                                            1,963      2,012
   Pool #255546,
      4.50%, 12/1/19                                              369        364
   Pool #357712,
      4.50%, 1/1/20                                               400        395
   Pool #535714,
      7.50%, 1/1/31                                               128        137
   Pool #545757,
      7.00%, 6/1/32                                            $  787     $  830
   Pool #555797,
      6.50%, 10/1/33                                              333        347
   Pool #651897,
      7.00%, 8/1/32                                               583        615
   Pool #656035,
      7.50%, 9/1/32                                               302        323
   Pool #703439,
      5.00%, 6/1/18                                             1,543      1,557
   Pool #712130,
      7.00%, 6/1/33                                               200        211
   Pool #713973,
      5.00%, 7/1/33                                             1,013      1,001
   Pool #720598,
      5.00%, 6/1/33                                               635        627
   Pool #725772,
      5.00%, 9/1/34                                               650        641
   Pool #725787,
      5.00%, 9/1/19                                             3,168      3,193
   Pool #733868,
      6.00%, 12/1/32                                            1,018      1,044
   Pool #740226,
      5.00%, 9/1/33                                             1,155      1,141
   Pool #765123,
      6.00%, 1/1/34                                             1,213      1,245
   Pool #770695,
      5.00%, 4/1/34                                               839        828
   Pool #772764,
      5.00%, 3/1/34                                               244        241
   Pool #775007,
      5.00%, 4/1/34                                               985        971
   Pool #780957,
      4.50%, 5/1/19                                             3,812      3,768
   Pool #782350,
      4.50%, 5/1/19                                               555        549
   Pool #787138,
      5.00%, 6/1/34                                               895        883
   Pool #802186,
      5.00%, 11/1/34                                              744        734
   Pool #806661,
      5.00%, 12/15/33                                           3,686      3,636

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 31.5% /(2)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 27.7% - (continued)
   Pool TBA, /(3)/
      5.00%, 3/1/30                                             $  275   $   277
      5.50%, 3/1/33                                              9,210     9,285
      7.00%, 12/31/49                                              400       422
--------------------------------------------------------------------------------
                                                                          45,586
--------------------------------------------------------------------------------
Freddie Mac - 0.6%
      2.88%, 12/15/06 +                                            645       636
      4.75%, 12/8/10 +                                             370       370
--------------------------------------------------------------------------------
                                                                           1,006
--------------------------------------------------------------------------------
Freddie Mac Gold - 2.1%
   Pool #A17500,
      6.50%, 1/1/34                                              2,602     2,714
   Pool #G01186,
      7.50%, 2/1/31                                                 27        28
   Pool TBA, /(3)/
      6.50%, 3/1/30                                                675       703
--------------------------------------------------------------------------------
                                                                           3,445
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.1%
   Pool #595091,
      6.00%, 10/15/32                                              645       666
   Pool #604183,
      5.50%, 4/15/33                                               114       116
   Pool #627123,
      5.50%, 3/15/34                                               905       921
   Pool #633627,
      5.50%, 9/15/34                                               122       124
--------------------------------------------------------------------------------
                                                                           1,827
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $52,175)                                                            51,864

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 10.5%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 4.2%
      8.13%, 8/15/19 +                                             275       375
      8.75%, 8/15/20 +                                           2,933     4,233
      7.88%, 2/15/21 +                                              70        95
      6.25%, 8/15/23 +                                             260       306
      6.75%, 8/15/26 +                                             715       901
      5.38%, 2/15/31 +                                             940     1,034
--------------------------------------------------------------------------------
                                                                           6,944
--------------------------------------------------------------------------------
U.S. Treasury Notes - 6.3%
      3.00%, 12/31/06 +                                         $2,880   $ 2,852
      3.38%, 2/15/08 +                                           3,885     3,844
      3.63%, 7/15/09 +                                              73        72
      3.63%, 1/15/10 +                                           1,200     1,180
      4.25%, 11/15/14 +                                          2,439     2,416
--------------------------------------------------------------------------------
                                                                          10,364
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $17,417)                                                            17,308

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 13.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                          22,314,182   22,314
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $22,314)                                                            22,314

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 9.6%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                          $15,842      15,842
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $15,842)                                                            15,842

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $165,921)                                                         $164,747

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $3,659,000 or 2.2% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

At February 28, 2005, the credit quality distribution (unaudited) for the Core Bond Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                        75.5%
AA                                                                          4.9%
A                                                                          10.8%
BBB                                                                         8.8%
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:
As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $165,921
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $    793
Gross tax depreciation of investments                                    (1,967)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $ (1,174)
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                            FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
U.S. TREASURY INDEX PORTFOLIO
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 80.6%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 24.8%
   14.00%, 11/15/11                                            $  660    $   774
   12.50%, 8/15/14                                              1,000      1,346
   7.25%, 5/15/16 +                                               600        745
   9.00%, 11/15/18 +                                              700      1,009
   8.13%, 8/15/19 +                                               900      1,226
   8.75%, 8/15/20                                               1,000      1,443
   8.00%, 11/15/21 +                                            1,100      1,512
   6.25%, 8/15/23 +                                             1,100      1,296
   6.50%, 11/15/26                                              1,000      1,229
   6.13%, 11/15/27 +                                              700        828
   5.25%, 2/15/29 +                                               900        960
   6.25%, 5/15/30 +                                               500        607
--------------------------------------------------------------------------------
                                                                          12,975
--------------------------------------------------------------------------------
U.S. Treasury Notes - 55.8%
   2.00%, 5/15/06 +                                             3,700      3,641
   7.00%, 7/15/06 +                                             1,900      1,990
   3.50%, 11/15/06 +                                            2,000      1,999
   6.25%, 2/15/07 +                                             1,100      1,156
   4.38%, 5/15/07 +                                             1,950      1,981
   6.13%, 8/15/07 +                                             1,300      1,375
   3.00%, 2/15/08 +                                             1,900      1,860
   2.63%, 5/15/08 +                                               500        483
   5.63%, 5/15/08 +                                             1,000      1,055
   3.13%, 10/15/08 +                                              900        878
   4.75%, 11/15/08 +                                            1,400      1,443
   3.00%, 2/15/09 +                                               600        581
   3.88%, 5/15/09 +                                               500        499
   3.63%, 7/15/09 +                                               500        493
   6.00%, 8/15/09 +                                               500        542
   3.38%, 10/15/09 +                                              700        682
   3.50%, 2/15/10 +                                               800        782
   6.50%, 2/15/10 +                                               900      1,000
   5.75%, 8/15/10 +                                               575        623
   5.00%, 2/15/11 +                                               900        943
   4.88%, 2/15/12 +                                             1,250      1,302
   4.00%, 11/15/12 +                                            1,400      1,379
   3.63%, 5/15/13 +                                             1,150      1,101
   4.25%, 11/15/13 +                                            1,000        994
   4.75%, 5/15/14 +                                               350        360
--------------------------------------------------------------------------------
                                                                          29,142
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $42,084)                                                            42,117

                                                              NUMBER OF    VALUE
                                                                SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 18.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                           9,706,651   $9,707
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $9,707)                                                              9,707

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      2.54%, 3/1/05                                               $395       395
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $395)                                                                  395

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $52,186)                                                           $52,219

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At February 28, 2005, the credit quality distribution (unaudited) for the U.S. Treasury Index Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                  100.0%
--------------------------------------------------------------------------------
Total                                                                100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $52,186
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   549
Gross tax depreciation of investments                                      (516)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $    33
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 14.4%
--------------------------------------------------------------------------------
Automobile - 2.0%
   BMW Vehicle Owner Trust,
      Series 2003-A, Class A3,
      1.94%, 2/25/07                                             $ 38     $   38
   Capital Auto Receivables Asset Trust,
      Series 2002-4, Class A4,
      2.64%, 3/17/08                                              247        246
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 6/16/08                                              170        169
   Isuzu Auto Owner Trust,
      Series 2001-1, Class A4,
      5.31%, 1/22/07                                               19         19
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                              135        133
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             170        167
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                             235        233
--------------------------------------------------------------------------------
                                                                           1,005
--------------------------------------------------------------------------------
Commercial Mortgage Services - 8.0%
   Banc of America Commercial
      Mortgage, Inc., Series 2004-6,
      Class A5,
      4.81%, 12/10/42                                             235        233
   Chase Manhattan Bank-First Union
      National Bank, Series 1999-1,
      Class A2,
      7.44%, 8/15/31                                              505        563
   Citigroup Commercial Mortgage Trust,
      Series 2004-C2, Class A5,
      4.73%, 10/15/41                                             220        217
   Commercial Mortgage Asset Trust,
      Series 1999-Cl, Class A3,
      6.64%, 1/17/32                                              460        498
   CS First Boston Mortgage Securities
      Corp., Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              120        130
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             295        313
   Greenwich Capital Commercial
      Funding Corp., Series 2005-GG3,
      Class A2,
      4.31%, 8/10/42                                             $115     $  114
   JP Morgan Chase Commercial
      Mortgage Securities Corp.,
      Series 2003-C1, Class A1,
      4.28%, 1/12/37                                              173        171
   JP Morgan Chase Commercial
      Mortgage Securities Corp.,
      Series 2004-C2, Class A3,
      5.22%, 5/15/41                                              210        216
   LB Commercial Conduit Mortgage Trust,
      Series 1998-Cl, Class A3,
      6.48%, 2/18/30                                              220        232
   LB Commercial Conduit Mortgage Trust,
      Series 1999-Cl, Class A2,
      6.78%, 6/15/31                                               75         81
   LB-UBS Commercial Mortgage Trust,
      Series 2005-Cl, Class A4,
      4.74%, 2/15/30                                              115        113
   Morgan Stanley Capital I,
      Series 2004-HQ3, Class A4,
      4.80%, 1/13/41                                              195        194
   Morgan Stanley Capital I,
      Series 2004-IQ7, Class A4,
      5.43%, 6/15/38                                              210        219
   Morgan Stanley Capital I,
      Series 2005-IQ9, Class A5,
      4.70%, 7/15/56                                              315        310
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              125        137
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              140        133
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              115        117
--------------------------------------------------------------------------------
                                                                           3,991
--------------------------------------------------------------------------------
Credit Card - 2.4%
   Bank One Issuance Trust,
      Series 2002-A4, Class A4,
      2.94%, 6/16/08                                              210        209

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 14.4% - CONTINUED
--------------------------------------------------------------------------------
Credit Card - 2.4% - (continued)
   Bank One Issuance Trust,
      Series 2003-A9, Class A9,
      3.86%, 6/15/11                                             $ 20     $   20
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                                              245        238
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                               345        341
   Fleet Credit Card Master Trust II,
      Series 2002-C, Class A,
      2.75%, 4/15/08                                              175        174
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                             200        192
--------------------------------------------------------------------------------
                                                                           1,174
--------------------------------------------------------------------------------
Home Equity - 1.6%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                               50         51
   Chase Funding Mortgage Loan Asset-Backed Certificates,
      Series 2003-4, Class lA2,
      2.14%, 5/25/36                                               64         64
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               80         80
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                               62         61
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              160        159
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              220        221
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                              155        155
--------------------------------------------------------------------------------
                                                                             791
--------------------------------------------------------------------------------
Whole Loan - 0.4%
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                             $190     $  186
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $7,223)                                                              7,147

--------------------------------------------------------------------------------
CORPORATE BONDS - 33.9%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                               70         74
--------------------------------------------------------------------------------
Auto Manufacturers - 1.1%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                               305        301
      6.50%, 11/15/13                                             245        264
--------------------------------------------------------------------------------
                                                                             565
--------------------------------------------------------------------------------
Banks - 0.7%
   Marshall & IIsley Corp.,
      5.75%, 9/1/06                                               111        115
   RBS Capital Trust III,
      5.51%, 9/29/49                                              205        209
--------------------------------------------------------------------------------
                                                                             324
--------------------------------------------------------------------------------
Diversified Financial Services - 14.8%
   Allstate Life Global Funding Trusts, +
      4.50%, 5/29/09                                              205        206
   American General Finance Corp.,
      3.88%, 10/1/09                                              315        307
   Associates Corp. of NA,
      6.25%, 11/1/08                                              490        523
   Capital One Bank,
      4.88%, 5/15/08                                               60         61
   Caterpillar Financial Services Corp., +
      4.15%, 1/15/10                                              205        202
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                               125        132
   CIT Group, Inc.,
      5.00%, 2/13/14                                              140        139
   Citigroup, Inc.,
      5.50%, 8/9/06                                               350        358
      5.63%, 8/27/12                                              190        200

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 33.9% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 14.8% - (continued)
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                              $274     $  280
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08 +                                            160        162
      4.13%, 1/15/10                                              120        118
      6.50%, 1/15/12                                               95        105
      5.50%, 8/15/13                                               40         41
   Ford Motor Credit Co., +
      5.70%, 1/15/10                                              840        824
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                              460        512
      5.00%, 10/1/14                                              135        134
   Household Finance Corp., +
      3.38%, 2/21/06                                              100        100
      4.63%, 1/15/08                                              500        506
      6.38%, 11/27/12                                             190        208
   International Lease Finance Corp.,
      2.95%, 5/23/06                                               55         54
      3.75%, 8/1/07                                               105        104
      6.38%, 3/15/09                                              190        203
   JP Morgan Chase & Co., +
      5.13%, 9/15/14 +                                            620        624
   Lehman Brothers Holdings, Inc.,
      4.25%, 1/27/10                                              195        193
   Merrill Lynch & Co., Inc.,
      5.00%, 1/15/15                                              375        371
   Morgan Stanley,
      6.10%, 4/15/06 +                                            125        128
      4.75%, 4/1/14                                               450        438
   SLM Corp.,
      3.63%, 3/17/08                                              120        118
--------------------------------------------------------------------------------
                                                                           7,351
--------------------------------------------------------------------------------
Electric - 1.3%
   Appalachian Power Co.,
      3.60%, 5/15/08                                               75         73
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                70         73
   Duke Energy Corp.,
      3.75%, 3/5/08                                                75         74
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                                22         23
   Power Receivable Finance LLC, /(1)/
      6.29%, 1/1/12                                              $ 85     $   88
   Public Service Electric & Gas,
      4.00%, 11/1/08                                               95         94
   TXU Energy Co.,
      7.00%, 3/15/13                                              185        207
--------------------------------------------------------------------------------
                                                                             632
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Waste Management, Inc.,
      6.38%, 11/15/12                                              65         71
--------------------------------------------------------------------------------
Food - 1.1%
   Cadbury Schweppes US Finance LLC, /(1)/
      3.88%, 10/1/08                                               70         69
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                               215        220
   Kroger Co.,
      6.75%, 4/15/12                                              205        228
--------------------------------------------------------------------------------
                                                                             517
--------------------------------------------------------------------------------
Healthcare-Services - 0.4%
   Wellpoint Inc., /(1)/
      4.25%, 12/15/09                                             185        182
--------------------------------------------------------------------------------
Home Builders - 0.3%
   KB Home,
      5.75%, 2/1/14                                               130        132
--------------------------------------------------------------------------------
Insurance - 0.8%
   Marsh & McLennan Cos, Inc.,
      3.63%, 2/15/08 +                                             90         88
      5.38%, 7/15/14                                              100         98
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                               110        105
      5.10%, 4/15/14                                              115        116
--------------------------------------------------------------------------------
                                                                             407
--------------------------------------------------------------------------------
Media - 3.1%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                              400        442
   Comcast Cable Communications, +
      6.75%, 1/30/11                                              560        618
   COX Communications, Inc., /(1)/
      4.63%, 1/15/10                                              170        168
   News America Holdings, Inc.,
      7.60%, 10/11/15                                             125        148

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 33.9% - CONTINUED
--------------------------------------------------------------------------------
Media - 3.1% - (continued)
   Univision Communications, Inc.,
      3.50%, 10/15/07                                          $   90    $    88
      3.88%, 10/15/08                                              90         88
--------------------------------------------------------------------------------
                                                                           1,552
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.1%
   General Electric Co.,
      5.00%, 2/1/13                                             1,175      1,193
   Textron Financial Corp.,
      4.13%, 3/3/08                                               320        319
--------------------------------------------------------------------------------
                                                                           1,512
--------------------------------------------------------------------------------
Oil & Gas - 1.2%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                              125        140
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                             220        244
   Valero Energy Corp.,
      6.88%, 4/15/12                                              200        225
--------------------------------------------------------------------------------
                                                                             609
--------------------------------------------------------------------------------
Pipelines - 0.6%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                              130        133
   Duke Capital LLC,
      5.50%, 3/1/14                                               180        184
--------------------------------------------------------------------------------
                                                                             317
--------------------------------------------------------------------------------
Real Estate - 0.3%
   EOP Operating LP,
      4.65%, 10/1/10                                              155        153
--------------------------------------------------------------------------------
REITS - 0.4%
   Simon Property Group LP,
      4.88%, 3/18/10                                              205        206
--------------------------------------------------------------------------------
Retail - 0.2%
   Staples, Inc.,
      7.38%, 10/1/12                                              100        116
--------------------------------------------------------------------------------
Savings & Loans - 0.2%
   Washington Mutual Bank FA, +
      5.13%, 1/15/15                                              110        110
--------------------------------------------------------------------------------
Telecommunications - 3.1%
   AT&T Wireless Services, Inc.,
      7.88%, 3/1/11                                               150        174
      8.13%, 5/1/12                                               200        238
   Sprint Capital Corp., +
      8.38%, 3/15/12                                           $  360    $   431
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                              230        242
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                              405        441
--------------------------------------------------------------------------------
                                                                           1,526
--------------------------------------------------------------------------------
Transportation - 0.8%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                55         58
   CSX Corp.,
      6.30%, 3/15/12                                              330        359
--------------------------------------------------------------------------------
                                                                             417
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $16,682)                                                            16,773

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 2.1%
--------------------------------------------------------------------------------
Banks - 0.2%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                               80         89
--------------------------------------------------------------------------------
Sovereign - 0.5%
   Mexico Government International Bonds,
      6.38%, 1/16/13                                              245        259
--------------------------------------------------------------------------------
Telecommunications - 1.4%
   Royal KPN N.V.,
      8.00%, 10/1/10                                              100        116
   Telecom Italia Capital SA,
      5.25%, 11/15/13                                             130        131
   Telefonica Europe BV,
      7.75%, 9/15/10                                              125        144
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                             110        110
      4.75%, 1/27/10 /(1)/                                        210        209
--------------------------------------------------------------------------------
                                                                             710
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,065)                                                              1,058

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 14.9% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 10.7%
      3.13%, 7/15/06                                           $  720     $  716
      2.38%, 2/15/07 +                                          1,190      1,159
      3.00%, 3/2/07                                               405        399
      3.75%, 5/17/07 +                                          1,505      1,500
      3.41%, 8/30/07                                            1,110      1,094
      4.00%, 1/26/09                                              440        437
--------------------------------------------------------------------------------
                                                                           5,305
--------------------------------------------------------------------------------
Freddie Mac - 4.2%
      2.88%, 12/15/06 +                                           470        463
      4.88%, 3/15/07 +                                            715        731
      4.75%, 12/8/10 +                                            315        315
      4.50%, 1/15/15 +                                            600        592
--------------------------------------------------------------------------------
                                                                           2,101
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $7,478)                                                              7,406

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 11.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 11.5%
      2.88%, 11/30/06 +                                         2,000      1,978
      3.00%, 12/31/06 +                                           820        812
      3.13%, 5/15/07 +                                            115        114
      2.75%, 8/15/07 +                                            925        905
      3.63%, 7/15/09 +                                          1,190      1,174
      4.25%, 11/15/14 +                                           706        699
--------------------------------------------------------------------------------
                                                                           5,682
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $5,749)                                                              5,682

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 21.0%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(3)/                          10,385,206   10,385
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $10,385)                                                            10,385

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.2%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co.,
      Grand Cayman, Eurodollar Time Deposit,
      2.60%, 3/1/05                                            $1,077    $ 1,077
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $1,077)                                                              1,077

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $49,659)                                                           $49,528

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $739,000 or 1.5% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At February 28, 2005, the credit quality distribution (unaudited) for the Intermediate Bond Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                   57.4%
AA                                                                     9.6%
A                                                                     19.0%
BBB                                                                   13.7%
BB                                                                     0.3%
--------------------------------------------------------------------------------
Total                                                                100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:
As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $49,659
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   239
Gross tax depreciation of investments                                      (370)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                     $  (131)
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT - INTERMEDIATE BOND PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 11.5%
--------------------------------------------------------------------------------
Automobile - 2.3%
   Daimler Chrysler Auto Trust,
      Series 2003-A, Class A4,
      2.88%, 10/8/09                                           $  580     $  573
   Daimler Chrysler Auto Trust,
      Series 2003-B, Class A4,
      2.86%, 3/9/09                                             1,100      1,080
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 3/17/08                                              810        805
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                            2,050      2,033
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                             790        782
--------------------------------------------------------------------------------
                                                                           5,273
--------------------------------------------------------------------------------
Commercial Mortgage Services - 3.4%
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                           1,065      1,131
   Greenwich Capital Commercial
      Funding Corp., Series 2005-GG3,
      Class A2,
      4.31%, 8/10/42                                              475        471
   JP Morgan Chase Commercial
      Mortgage Securities, Series
      2003-Cl, Class A1,
      4.28%, 1/12/37                                              636        631
   LB Commercial Conduit Mortgage
      Trust, Series 1998-C1, Class A3,
      6.48%, 2/18/30                                              910        961
   Prudential Securities Secured
      Financing Corp., Series 1998-C1,
      Class A1 B,
      6.51%, 7/15/08                                            4,460      4,724
--------------------------------------------------------------------------------
                                                                           7,918
--------------------------------------------------------------------------------
Credit Card - 1.6%
   MBNA Credit Card Master Note Trust,
      Series 2001-A3, Class A3,
      2.77%, 12/15/08                                           3,750      3,754
--------------------------------------------------------------------------------
Home Equity - 2.7%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                              193        198
   Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Series 2003-4, Class 1A2,
      2.14%, 5/25/36                                           $  305     $  304
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                              370        368
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-4, Class AF2,
      2.66%, 10/25/33                                           1,500      1,493
   Countrywide Asset-Backed
      Certificates, Series 2003-5,
      Class AF2,
      3.04%, 4/25/25                                              212        212
   EQCC Trust, Series 2002-1, Class 2A,
      2.95%, 11/25/31                                             687        688
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-HE5, Class A2,
      3.69%, 9/25/34                                              480        476
   Residential Asset Mortgage Products,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              575        574
   Residential Asset Mortgage Products,
      Inc., Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              815        819
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                            1,205      1,201
--------------------------------------------------------------------------------
                                                                           6,333
--------------------------------------------------------------------------------
Other - 0.2%
   ComEd Transitional Funding Trust,
      Series 1998-1, Class A5,
      5.44%, 3/25/07                                              444        445
--------------------------------------------------------------------------------
Whole Loan - 1.3%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate,
      Series 1996-PR1, Class A,
      0.00%, 4/28/27                                               19         19
   Prudential Home Mortgage Securities,
      Series 1993-60,
      Class A3,
      6.75%, 12/25/23                                             384        383
   Washington Mutual, Series 2003-AR12,
      Class A3,
      3.36%, 2/25/34                                            1,671      1,665

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 11.5% - CONTINUED
--------------------------------------------------------------------------------
Whole Loan - 1.3% - (continued)
   Washington Mutual, Series 2003-AR7
      Class A5
      3.07%, 8/25/33                                           $  880    $   862
--------------------------------------------------------------------------------
                                                                           2,929
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $26,886)                                                            26,652

--------------------------------------------------------------------------------
CORPORATE BONDS - 25.6%
--------------------------------------------------------------------------------
Auto Manufacturers - 1.1%
   DaimlerChrysler N.A. Holding Corp.,
      7.20%, 9/1/09                                             2,230      2,448
-------------------------------------------------------------------------------
Banks - 0.4%
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                             1,000      1,030
--------------------------------------------------------------------------------
Commercial Services - 0.2%
   Cendant Corp.,
      6.25%, 1/15/08                                              500        525
--------------------------------------------------------------------------------
Diversified Financial Services - 15.2%
   Allstate Life Global Funding Trusts, +
      3.85%, 1/25/08                                            1,020      1,011
   American General Finance Corp., +
      3.88%, 10/1/09                                              885        862
   Associates Corp. of NA,
      6.25%, 11/1/08                                              950      1,013
   Bear Stearns Cos. (The), Inc.,
      4.00%, 1/31/08                                            1,000        994
   Capital One Bank,
      4.88%, 5/15/08                                              450        457
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                               800        848
   Citigroup, Inc.,
      5.50%, 8/9/06                                             2,000      2,048
   Countrywide Home Loans, Inc., +
      4.25%, 12/19/07                                             750        750
      3.25%, 5/21/08                                            1,000        966
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                            1,770      1,791
   Ford Motor Credit Co., +
      5.70%, 1/15/10                                            3,430      3,364
   General Electric Capital Corp., +
      3.75%, 12/15/09                                          $5,465    $ 5,310
   Goldman Sachs Group, Inc., +
      4.13%, 1/15/08                                            1,500      1,500
   Household Finance Corp.,
      3.38%, 2/21/06 +                                            850        848
      4.63%, 1/15/08                                            1,820      1,841
   International Lease Finance Corp.,
      2.95%, 5/23/06                                              285        281
      3.75%, 8/1/07                                               550        544
      6.38%, 3/15/09                                              800        854
   JP Morgan & Co., Inc., +
      6.00%, 1/15/09                                            3,315      3,506
      3.50%, 3/15/09                                              605        585
   Lehman Brothers Holdings, Inc., +
      4.25%, 1/27/10                                              815        805
   MBNA America Bank NA,
      5.38%, 1/15/08                                              750        771
   Merrill Lynch & Co., Inc., +
      4.13%, 9/10/09                                            1,500      1,479
   Morgan Stanley,
      6.10%, 4/15/06                                            1,100      1,129
      3.63%, 4/1/08                                               750        737
   National Rural Utilities Cooperative
      Finance Corp., +
      3.88%, 2/15/08                                              750        744
--------------------------------------------------------------------------------
                                                                          35,038
--------------------------------------------------------------------------------
Electric - 1.1%
   Alabama Power Co., +
      3.50%, 11/15/07                                           1,340      1,319
   Duke Energy Corp., +
      3.75%, 3/5/08                                               275        272
   Public Service Electric & Gas,
      4.00%, 11/1/08                                              880        870
--------------------------------------------------------------------------------
                                                                           2,461
--------------------------------------------------------------------------------
Food - 0.7%
   Fred Meyer, Inc.,
      7.45%, 3/1/08                                               600        652
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                               860        881
--------------------------------------------------------------------------------
                                                                           1,533
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 25.6% - CONTINUED
--------------------------------------------------------------------------------
Healthcare-Services - 0.4%
   Wellpoint Inc., /(1)/
      4.25%, 12/15/09                                          $   905    $  892
--------------------------------------------------------------------------------
Insurance - 0.5%
   Marsh & McLennan Cos., Inc., +
      3.63%, 2/15/08                                               600       584
   Principal Life Income
      Funding Trusts, +
      3.20%, 4/1/09                                                400       382
   Prudential Financial, Inc.,
      3.75%, 5/1/08                                                275       271
--------------------------------------------------------------------------------
                                                                           1,237
--------------------------------------------------------------------------------
Media - 1.1%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                             1,050     1,162
   COX Communications, Inc., /(1)/
      4.63%, 1/15/10                                               850       840
   News America, Inc., +
      6.63%, 1/9/08                                                325       345
   Univision Communications, Inc.,
      3.50%, 10/15/07                                              160       156
      3.88%, 10/15/08                                              160       156
--------------------------------------------------------------------------------
                                                                           2,659
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.5%
   Textron Financial Corp.,
      4.13%, 3/3/08                                              1,250     1,248
--------------------------------------------------------------------------------
Oil & Gas - 1.4%
   ConocoPhillips,
      3.63%, 10/15/07                                            2,000     1,975
   USX Corp.,
      6.85%, 3/1/08                                                400       429
   Valero Energy Corp.,
      3.50%, 4/1/09                                                750       722
--------------------------------------------------------------------------------
                                                                           3,126
--------------------------------------------------------------------------------
Pipelines - 0.6%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                               795       813
   Duke Capital LLC, +
      4.37%, 3/1/09                                                500       497
--------------------------------------------------------------------------------
                                                                           1,310
--------------------------------------------------------------------------------
Real Estate - 0.3%
   EOP Operating LP,
      4.65%, 10/1/10                                               780       772
--------------------------------------------------------------------------------
Savings & Loans - 0.5%
   Washington Mutual, Inc., +
      4.00%, 1/15/09                                            $1,270   $ 1,250
--------------------------------------------------------------------------------
Telecommunications - 1.0%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                                500       536
   GTE Corp.,
      7.51%, 4/1/09                                              1,000     1,110
   Sprint Capital Corp.,
      6.00%, 1/15/07                                               595       615
--------------------------------------------------------------------------------
                                                                           2,261
--------------------------------------------------------------------------------
Transportation - 0.6%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                515       541
   CSX Corp.,
      9.00%, 8/15/06                                               800       854
--------------------------------------------------------------------------------
                                                                           1,395
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $59,684)                                                            59,185

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.4%
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                               725       745
--------------------------------------------------------------------------------
Sovereign - 0.7%
   Mexico Government International
      Bond, +
      4.63%, 10/8/08                                             1,500     1,505
--------------------------------------------------------------------------------
Telecommunications - 0.4%
   Telefonos de Mexico SA de CV, /(1)/
      4.75%, 1/27/10                                               885       880
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $3,163)                                                              3,130

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 17.3% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 11.5%
      2.38%, 2/15/07 +                                           8,605     8,378
      3.00%, 3/2/07                                              1,860     1,832
      3.75%, 5/17/07 +                                           4,475     4,460
      3.00%, 8/15/07 +                                           3,400     3,330
      3.41%, 8/30/07                                             1,790     1,765

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 17.3% /(2)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 11.5% - (continued)
      3.38%, 12/15/08 +                                       $3,145     $ 3,061
      4.00%, 1/26/09                                           1,860       1,846
   Pool #555649,
      7.50%, 10/1/32                                             488         523
   Pool #753715,
      6.00%, 12/1/18                                           1,342       1,397
--------------------------------------------------------------------------------
                                                                          26,592
--------------------------------------------------------------------------------
Freddie Mac - 5.8%
      2.88%, 12/15/06 +                                        2,430       2,396
      4.88%, 3/15/07 +                                         4,565       4,664
      4.25%, 7/15/09 +                                         5,610       5,623
      4.75%, 12/8/10 +                                           575         575
--------------------------------------------------------------------------------
                                                                          13,258
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $40,259)                                                            39,850

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 15.4%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 15.4%
      3.00%, 12/31/06 +                                       18,370      18,189
      3.13%, 5/15/07 +                                         2,740       2,711
      2.75%, 8/15/07 +                                         7,415       7,256
      3.38%, 2/15/08 +                                         2,660       2,632
      3.63%, 7/15/09 +                                         4,821       4,758
--------------------------------------------------------------------------------
                                                                          35,546
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $35,819)                                                            35,546

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 27.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid
      Assets Portfolio /(3)/                                 63,735,576   63,736
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $63,736)                                                            63,736

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co.,
      Grand Cayman, Eurodollar Time
      Deposit,
      2.60%, 3/1/05                                           $2,660    $  2,660
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $2,660)                                                              2,660

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $232,207)                                                         $230,759

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $2,612,000 or 1.1% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At February 28, 2005, the credit quality distribution (unaudited) for the Short-Intermediate Bond Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                   65.5%
AA                                                                     8.1%
A                                                                     18.8%
BBB                                                                    7.6%
--------------------------------------------------------------------------------
Total                                                                100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $232,207
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $    155
Gross tax depreciation of investments                                    (1,603)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                     $(1,448)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                            FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 41.3% /(1)/
--------------------------------------------------------------------------------
Fannie Mae - 34.5%
      3.13%, 7/15/06 +                                        $10,000    $ 9,944
      3.00%, 3/2/07                                             1,240      1,221
      5.25%, 4/15/07 +                                         13,870     14,269
      3.75%, 5/17/07 +                                          2,940      2,930
      3.00%, 8/15/07 +                                          2,765      2,708
      3.41%, 8/30/07                                            1,135      1,119
      3.25%, 1/15/08                                            3,680      3,609
      3.38%, 12/15/08 +                                         2,330      2,268
      4.00%, 1/26/09                                            1,530      1,518
   Pool #555649,
      7.50%, 10/1/32                                              352        377
   Pool #725185,
      5.00%, 2/1/19                                             3,555      3,584
   Pool #725787,
      5.00%, 9/1/19                                             5,393      5,435
   Pool #753715,
      6.00%, 12/1/18                                              976      1,017
   Pool #761468,
      4.50%, 5/1/19                                             3,471      3,430
--------------------------------------------------------------------------------
                                                                          53,429
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 1.1%
      3.75%, 1/15/09 +                                          1,700      1,675
--------------------------------------------------------------------------------
Freddie Mac - 4.6%
      4.25%, 5/4/09                                               820        813
      4.25%, 7/15/09 +                                          5,820      5,834
      4.75%, 12/8/10 +                                            425        425
   Pool #410092,
      4.12%, 11/1/24                                               31         32
--------------------------------------------------------------------------------
                                                                           7,104
--------------------------------------------------------------------------------
Freddie Mac Gold - 1.1%
   Pool #A17500,
      6.50%, 1/1/34                                               870        908
   Pool #E91020,
      5.50%, 8/1/17                                               773        793
--------------------------------------------------------------------------------
Total U.S. Government Agencies                                             1,701
--------------------------------------------------------------------------------
(Cost $64,571)                                                            63,909

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 27.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 27.5%
      3.50%, 11/15/06 +                                        $ 3,900   $ 3,899
      3.00%, 12/31/06 +                                         17,785    17,610
      2.75%, 8/15/07 +                                           4,600     4,501
      3.38%, 2/15/08 +                                           3,155     3,122
      3.63%, 7/15/09 +                                          13,584    13,405
--------------------------------------------------------------------------------
                                                                          42,537
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $42,943)                                                            42,537

                                                               NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 27.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(2)/                          43,091,750   43,092
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $43,092)                                                            43,092

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.3%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      2.54%, 3/1/05                                           $5,054       5,054
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $5,054)                                                              5,054

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $155,660)                                                         $154,592

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At February 28, 2005, the credit quality distribution (unaudited) for the U.S. Government Securities Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                  100.0%
--------------------------------------------------------------------------------
Total                                                                100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $155,660
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $     8
Gross tax depreciation of investments                                    (1,076)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                     $(1,068)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 82.6%
--------------------------------------------------------------------------------
Australia - 2.3%
   Boral Ltd. +                                                489,370   $ 2,482
   John Fairfax Holdings Ltd. +                                666,642     2,240
--------------------------------------------------------------------------------
                                                                           4,722
--------------------------------------------------------------------------------
Belgium - 0.9%
   Belgacom SA +                                                41,867     1,760
--------------------------------------------------------------------------------
Finland -1.4%
   UPM-Kymmene OYJ +                                           130,400     2,908
--------------------------------------------------------------------------------
France - 8.5%
   AXA                                                         103,739     2,790
   Bouygues +                                                   57,065     2,474
   Credit Agricole S.A.                                         88,985     2,641
   Sanofi-Aventis                                               35,886     2,870
   Societe Generale                                             31,548     3,334
   Veolia Environment                                           97,517     3,392
--------------------------------------------------------------------------------
                                                                          17,501
--------------------------------------------------------------------------------
Germany -10.3%
   Allianz A.G. (Registered)                                    22,060     2,793
   Deutsche Post A.G. (Registered)                              59,850     1,438
   Fresenius Medical Care A.G. +                                30,469     2,730
   Linde A.G.                                                   47,878     3,297
   Metro A.G.                                                   49,912     2,802
   RWE A.G.                                                     44,317     2,691
   SAP A.G.                                                     13,697     2,225
   Volkswagen A.G. +                                            63,462     3,139
--------------------------------------------------------------------------------
                                                                          21,115
--------------------------------------------------------------------------------
Greece - 0.7%
   Public Power Corp.                                           47,780     1,479
--------------------------------------------------------------------------------
Italy - 2.7%
   Alleanza Assicurazioni S.p.A.                               194,063     2,637
   Sanpaolo IMI S.p.A.                                         198,941     2,911
--------------------------------------------------------------------------------
                                                                           5,548
--------------------------------------------------------------------------------
Japan - 19.5%
   Ajinomoto Co., Inc.                                         207,000     2,553
   Asahi Glass Co. Ltd. +                                      232,100     2,558
   Bank of Yokohama (The) Ltd.                                 267,000     1,645
   Chugai Pharmaceutical Co. Ltd. +                            170,000     2,485
   Daiwa House Industry Co. Ltd.                               201,000     2,294
   Fuji Television Network, Inc.                                 1,138     2,471
   Hitachi Ltd.                                                372,000     2,360
   Ito-Yokado Co. Ltd.                                          65,100     2,690
   JS Group Corp.                                              153,500     2,808
   Mitsui Mining & Smelting Co. Ltd. +                         614,000   $ 2,819
   Mizuho Financial Group, Inc.                                    758     3,698
   Nippon Telegraph & Telephone Corp.                              661     2,865
   Shinsei Bank Ltd. +                                         106,000       622
   Sony Corp.                                                   68,100     2,599
   Terumo Corp. +                                               94,600     2,959
   West Japan Railway Co.                                          658     2,593
--------------------------------------------------------------------------------
                                                                          40,019
--------------------------------------------------------------------------------
Luxembourg - 1.9%
   Arcelor +                                                   156,361     3,884
--------------------------------------------------------------------------------
Netherlands - 1.6%
   ASML Holding N.V. * +                                       177,951     3,292
--------------------------------------------------------------------------------
Spain -1.4%
   Banco de Sabadell, +                                        114,555     2,920
--------------------------------------------------------------------------------
Sweden -1.7%
   Skandinaviska Enskilda Banken, Class A                      177,655     3,441
--------------------------------------------------------------------------------
Switzerland - 9.4%
   Logitech International S.A. (Registered) *                   34,789     2,291
   Lonza Group A.G. (Registered)                                42,095     2,630
   Novartis A.G. (Registered)                                   76,248     3,824
   Syngenta A.G.                                                37,295     4,178
   UBS A.G. (Registered)                                        41,525     3,608
   Zurich Financial Services A.G.                               14,514     2,676
--------------------------------------------------------------------------------
                                                                          19,207
--------------------------------------------------------------------------------
United Kingdom - 20.3%
   ARM Holdings PLC                                          1,049,168     2,178
   Barclays PLC                                                337,319     3,663
   BP PLC                                                      186,954     2,019
   British Sky Broadcasting PLC                                234,663     2,555
   BT Group PLC                                                887,330     3,556
   GKN PLC                                                     474,667     2,349
   GlaxoSmithKline PLC                                         126,172     3,014
   Hilton Group PLC                                            235,311     1,418
   ITV PLC                                                   1,199,663     2,675
   Lloyds TSB Group PLC +                                      404,357     3,806
   Marconi Corp. PLC *                                         212,886     2,322
   Marks & Spencer Group PLC                                   370,891     2,499
   Rank Group PLC                                              494,740     2,651

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 82.6% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 20.3% - (continued)
   Shell Transport & Trading Co. PLC (Registered) +           743,386   $  6,972
--------------------------------------------------------------------------------
                                                                          41,677
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $142,399)                                                          169,473

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 17.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio /(1)/                                      35,235,236     35,235
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $35,235)                                                            35,235

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.2%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                              $424        424
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $424)                                                                  424

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $178,058)                                                         $205,132

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the industry sectors for the International Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                15.9%
Consumer Staples                                                       4.7
Energy                                                                 5.3
Financials                                                            25.4
Health Care                                                           10.6
Industrials                                                            5.5
Information Technology                                                 8.7
Materials                                                             13.1
Telecommunication Services                                             6.3
Utilities                                                              4.5
--------------------------------------------------------------------------------
Total                                                                100.0%

At February 28, 2005, the International Growth Portfolio's investments (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
--------------------------------------------------------------------------------
Euro                                                                  35.7%
United Kingdom Pound                                                  24.6
Japanese Yen                                                          23.6
Swiss Franc                                                           11.3
All other currencies less than 5%                                      4.8
--------------------------------------------------------------------------------
Total                                                                100.0%

At February 28, 2005, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

--------------------------------------------------------------------------------
                        AMOUNT       IN        AMOUNT
 CONTRACTS              (LOCAL    EXCHANGE     (LOCAL                 UNREALIZED
 TO DELIVER           CURRENCY)      FOR     CURRENCY)   SETTLEMENT      LOSS
  CURRENCY              (000S)    CURRENCY     (000S)       DATE        (000S)
--------------------------------------------------------------------------------
U.S. Dollar              300      Euro          226        3/2/05        $(1)
================================================================================

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $178,058
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 28,393
Gross tax depreciation of investments                                    (1,319)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 27,074
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3%
--------------------------------------------------------------------------------
Australia - 4.3%
   Alumina Ltd. +                                               16,139    $   77
   Amcor Ltd. +                                                 11,787        67
   AMP Ltd. +                                                   22,048       128
   Ansell Ltd.                                                   1,440        12
   Aristocrat Leisure Ltd. +                                     2,493        21
   Australia & New Zealand Banking Group Ltd. +                 20,911       354
   Australian Gas Light Co. Ltd. +                               6,136        69
   Australian Stock Exchange Ltd. +                                900        15
   BHP Billiton Ltd. +                                          40,366       612
   BlueScope Steel Ltd. +                                        7,094        54
   Boral Ltd.                                                    5,050        26
   Brambles Industries Ltd. +                                   12,713        80
   Centro Properties +                                           8,882        36
   CFS Gandel Retail Trust +                                    12,248        15
   CFS Gandel Retail Trust - New *                                 405         1
   Coca-Cola Amatil Ltd. +                                       4,059        26
   Cochlear Ltd. +                                                 450        10
   Coles Myer Ltd.                                              13,965       106
   Commonwealth Bank of Australia +                             14,515       417
   Commonwealth Property Office Fund +                          11,582        11
   Computershare Ltd. +                                          3,700        17
   CSL Ltd. +                                                    2,786        71
   CSR Ltd. +                                                    8,400        16
   DB RREEF Trust +                                              9,889        10
   Foster's Group Ltd.                                          24,209       100
   Futuris Corp. Ltd. +                                          4,582         7
   General Property Trust +                                     25,906        75
   Harvey Norman Holdings Ltd. +                                 4,700        10
   Iluka Resources Ltd. +                                        2,117        10
   Insurance Australia Group Ltd. +                             19,670       100
   Investa Property Group +                                     12,642        20
   John Fairfax Holdings Ltd. +                                  8,035        27
   Leighton Holdings Ltd. +                                      1,200        10
   Lend Lease Corp. Ltd.                                         5,524        54
   Lion Nathan Ltd. +                                            2,500        15
   Macquarie Bank Ltd. +                                         2,701       105
   Macquarie Goodman Group *                                     5,524        17
   Macquarie Infrastructure Group +                             29,458        85
   Mayne Group Ltd.                                              7,192        23
   Mirvac Group +                                                6,500        23
   National Australia Bank Ltd.                                 16,050       366
   Newcrest Mining Ltd. +                                        2,905        40
   OneSteel Ltd. +                                               4,560    $   10
   Orica Ltd.                                                    2,514        39
   Origin Energy Ltd. +                                          5,927        32
   PaperlinX Ltd. +                                              3,700        13
   Patrick Corp. Ltd. +                                          6,872        33
   Publishing & Broadcasting Ltd.                                1,200        15
   QBE Insurance Group Ltd. +                                    9,524       116
   Rinker Group Ltd. +                                          10,933        99
   Rio Tinto Ltd. +                                              3,725       140
   Santos Ltd. +                                                 5,200        37
   Sonic Healthcare Ltd.                                         2,155        21
   Southcorp Ltd. * +                                            5,672        20
   Stockland Trust +                                            16,226        74
   Stockland Trust - New                                             8        --
   Suncorp-Metway Ltd. +                                         6,663       100
   TABCORP Holdings Ltd. +                                       5,462        75
   Telstra Corp. Ltd.                                           25,793       107
   Toll Holdings Ltd. +                                          1,936        20
   Transurban Group +                                            4,470        25
   Wesfarmers Ltd.                                               4,425       137
   Westfield Group * +                                          16,124       215
   Westpac Banking Corp.                                        19,601       297
   WMC Resources Ltd. +                                         10,145        61
   Woodside Petroleum Ltd.                                       6,036       104
   Woolworths Ltd. +                                            12,080       149
--------------------------------------------------------------------------------
                                                                           5,277
--------------------------------------------------------------------------------
Austria - 0.3%
   Bank Austria Creditanstalt AG +                                 390        38
   Boehler-Uddeholm A.G.                                            51         8
   Erste Bank der Oesterreichischen Sparkassen A.G.              1,724        94
   Flughafen Wien A.G.                                              99         8
   IMMOFINANZ Immobilien Anlagen A.G. *                          1,946        18
   Mayr-Melnhof Karton A.G.                                         25         4
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                            36         9
   OMV A.G.                                                        169        59
   RHI A.G. *                                                      174         5
   Telekom Austria A.G. +                                        5,256       104
   VA Technologie AG                                                80         7
   Voest-Alpine A.G. +                                             153        13
   Wienerberger A.G.                                               567        28
--------------------------------------------------------------------------------
                                                                             395
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Belgium - 1.1%
   AGFA-Gevaert N.V. +                                             719    $   25
   Barco N.V. +                                                    100         9
   Bekaert N.V. +                                                  140        12
   Belgacom S.A. *                                               1,921        81
   Cofinimmo S.A.                                                   50         8
   Colruyt N.V.                                                    150        26
   D'ieteren S.A. +                                                 40         9
   Delhaize Group +                                                964        76
   Dexia +                                                       7,721       183
   Dolmen Computer Applications                                     16        --
   Electrabel S.A.                                                 331       147
   Fortis +                                                     12,943       364
   Groupe Bruxelles Lambert S.A. +                                 546        50
   InBev N.V. +                                                  2,309        88
   KBC Groupe +                                                  1,118        94
   Mobistar S.A. * +                                               200        18
   Omega Pharma S.A. +                                             150         8
   Solvay S.A., Class A +                                          874       102
   UCB S.A.                                                        740        37
   Umicore +                                                       100        10
--------------------------------------------------------------------------------
                                                                           1,347
--------------------------------------------------------------------------------
Bermuda - 0.0%
   Frontline Ltd. +                                                400        23
   Ship Finance International +                                    100         2
--------------------------------------------------------------------------------
                                                                              25
--------------------------------------------------------------------------------
Denmark - 0.6%
   A.P. Moller - Maersk A/S                                         13       122
   Bang & Olufsen A/S, Class B                                      84         6
   Carlsberg A/S, Class B                                          250        13
   Coloplast A/S, Class B                                          224        12
   Danisco A/S +                                                   641        44
   Danske Bank A/S                                               5,072       156
   DSV De Sammensluttede Vognmaend A/S                             176        14
   East Asiatic Co. Ltd. A/S +                                     159         8
   FLSmidth & Co. A/S, Class B * +                                 238         5
   GN Store Nord A/S +                                           1,782        19
   H. Lundbeck A/S +                                               597        13
   ISS A/S +                                                       395        25
   Kobenhavns Lufthavne                                             54        13
   NKT Holding A/S                                                 132         4
   Novo-Nordisk A/S, Class B                                     2,964       165
   Novozymes A/S, Class B +                                        499        25
   TDC A/S                                                       2,388    $  107
   Topdanmark A/S                                                  216        16
   Vestas Wind Systems A/S +                                     1,162        16
   William Demant Holding A/S * +                                  258        13
--------------------------------------------------------------------------------
                                                                             796
--------------------------------------------------------------------------------
Finland - 1.2%
   Amer Group Ltd.                                                 600        11
   Elisa OYJ, Class A *                                          1,950        35
   Fortum OYJ +                                                  4,400        84
   KCI Konecranes OYJ                                              100         4
   Kesko OYJ, Class B                                              500        13
   Kone OYJ, Class B +                                             300        26
   Metso OYJ                                                       900        17
   Nokia OYJ                                                    52,070       847
   Orion OYJ, Class B +                                            600         9
   Outokumpu OYJ                                                   700        13
   Pohjola Group PLC, Class D                                      300         4
   Rautaruukki OYJ                                                 700        10
   Sampo OYJ, Class A                                            5,300        74
   Stora Enso OYJ (Registered)                                   7,000       107
   TietoEnator OYJ                                                 700        25
   UPM-Kymmene OYJ                                               6,160       137
   Uponor OYJ                                                      600        13
   Wartsila OYJ, Class B                                           450        12
--------------------------------------------------------------------------------
                                                                           1,441
--------------------------------------------------------------------------------
France - 7.4%
   Accor S.A. +                                                  2,561       120
   Air France                                                      600        11
   Air Liquide                                                   1,244       224
   Alcatel S.A. +                                               13,912       181
   Alstom *                                                     16,800        16
   Atos Origin *                                                   403        29
   Autoroutes du Sud de la France +                                600        31
   AXA                                                          15,589       419
   BNP Paribas                                                   8,998       653
   Bouygues                                                      2,094        91
   Business Objects S.A. * +                                       500        14
   Cap Gemini S.A. +                                             1,811        68
   Carrefour S.A.                                                6,357       333
   Cie de Saint-Gobain                                           3,554       220
   CNP Assurances                                                  300        21
   Credit Agricole S.A.                                          6,383       189

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
France - 7.4% - (continued)
   Dassault Systems S.A.                                           350    $   17
   Essilor International S.A.                                      771        54
   Etablissements Economiques du Casino Guichard-Perrachon
      S.A. +                                                       350        29
   France Telecom S.A.                                          15,626       472
   Gecina S.A.                                                     300        32
   Groupe Danone                                                 2,819       281
   Hermes International +                                          100        22
   Imerys S.A. +                                                   200        16
   Klepierre                                                       206        19
   L'Oreal S.A.                                                  3,429       269
   Lafarge S.A.                                                  1,975       206
   Lagardere S.C.A.                                              1,468       115
   LVMH Moet Hennessy Louis Vuitton S.A.                         2,808       208
   Michelin Compagnie Generale des Establissements, Class B      1,695       121
   Pernod-Ricard +                                                 555        79
   Peugeot S.A.                                                  1,966       129
   Pinault-Printemps-Redoute S.A. +                                886        99
   Publicis Groupe +                                               800        24
   Renault S.A.                                                  2,157       195
   Sagem S.A. * +                                                1,695        40
   Sanofi-Aventis                                               10,936       875
   Schneider Electric S.A.                                       2,578       206
   Societe BIC S.A. +                                              250        14
   Societe Generale                                              3,672       388
   Societe Television Francaise 1 +                              1,000        33
   Sodexho Alliance S.A.                                           840        27
   Suez S.A.                                                     8,823       239
   Technip S.A.                                                    179        32
   Thales S.A.                                                     700        32
   Thomson (ex-TMM) +                                            1,601        43
   Total S.A.                                                    6,165     1,464
   Union du Credit-Bail Immobilier                                 350        43
   Valeo S.A. +                                                    654        31
   Veolia Environment                                            2,762        96
   Vinci S.A. +                                                    872       128
   Vivendi Universal S.A.                                       11,261       356
   Zodiac S.A.                                                     300        14
--------------------------------------------------------------------------------
                                                                           9,068
--------------------------------------------------------------------------------
Germany - 5.4%
   Adidas-Salomon A.G. +                                           478        72
   Allianz A.G. (Registered) +                                   3,487       441
   Altana A.G.                                                     550    $   34
   BASF A.G.                                                     5,867       439
   Bayer A.G.                                                    7,287       255
   Bayerische Hypo-und Vereinsbank A.G. *                        7,119       174
   Beiersdorf A.G. +                                               200        23
   Celsio A.G. +                                                   250        19
   Commerzbank A.G. +                                            5,538       124
   Continental A.G. +                                            1,558       115
   DaimlerChrysler A.G. (Registered) +                           9,310       431
   Deutsche Bank A.G. (Registered)                               5,526       485
   Deutsche Boerse A.G.                                            850        63
   Deutsche Lufthansa A.G. (Registered)                          2,040        29
   Deutsche Post A.G. (Registered)                               6,075       146
   Deutsche Telekom A.G. (Registered) *                         30,594       641
   Douglas Holding A.G.                                            300        12
   E.ON A.G.                                                     6,987       629
   Epcos A.G. * +                                                  400         6
   Fresenius Medical Care A.G.                                     300        27
   HeidelbergCement A.G. +                                         387        25
   HeidelbergCement A.G. (VVPR) *                                   83        --
   Hypo Real Estate Holding *                                    1,047        43
   Infineon Technologies A.G. *                                  7,390        77
   KarstadtQuelle A.G. +                                           651         7
   Linde A.G.                                                      750        52
   MAN A.G.                                                      1,547        72
   Marschollek Lautenschlaeger und Partner A.G.                    500         8
   Merck KGaA                                                      450        35
   Metro A.G.                                                    1,779       100
   Muenchener Rueckversicherungs A.G. (Registered) +             2,015       249
   Puma A.G. Rudolf Dassler Sport                                  100        23
   RWE A.G.                                                      4,661       283
   SAP A.G.                                                      2,334       379
   Schering A.G.                                                 2,001       146
   Siemens A.G. (Registered)                                     8,923       700
   Suedzucker A.G. +                                               450        10
   ThyssenKrupp A.G. +                                           3,170        73
   TUI A.G.                                                      1,063        28
   Volkswagen A.G. +                                             2,632       130
--------------------------------------------------------------------------------
                                                                           6,605
--------------------------------------------------------------------------------
Greece - 0.5%
   Alpha Bank A.E.                                               2,754       106

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Greece - 0.5% - (continued)
   Coca Cola Hellenic Bottling Co. S.A.                            630    $   17
   Commercial Bank Of Greece                                       500        16
   EFG Eurobank Ergasias S.A. *                                  2,130        76
   Folli-Follie S.A. (Registered)                                  120         4
   Greek Organization of Football Prognostics S.A.               2,350        75
   Hellenic Duty Free Shops S.A.                                   200         4
   Hellenic Petroleum S.A.                                         890        10
   Hellenic Technodomiki Tev S.A.                                  648         3
   Hellenic Telecommunications Organization S.A.                 3,610        70
   Intracom S.A.                                                   650         4
   National Bank Of Greece S.A.                                  3,337       127
   Piraeus Bank S.A.                                             1,040        22
   Public Power Corp.                                            1,303        40
   Technical Olympic S.A.                                          610         4
   Titan Cement Co. SA                                             520        19
   Viohalco                                                        870         9
--------------------------------------------------------------------------------
                                                                             606
--------------------------------------------------------------------------------
Hong Kong - 1.3%
   ASM Pacific Technology +                                      2,000         9
   Bank of East Asia Ltd.                                       15,904        48
   BOC Hong Kong Holdings Ltd. +                                42,000        80
   Cathay Pacific Airways Ltd.                                   9,000        17
   Cheung Kong Holdings Ltd. +                                  18,000       171
   Cheung Kong Infrastructure Holdings Ltd. +                    4,000        12
   CLP Holdings Ltd.                                            22,000       126
   Esprit Holdings Ltd.                                         12,000        85
   Giordano International Ltd. +                                12,000         8
   Hang Lung Properties Ltd.                                    10,000        16
   Hang Seng Bank Ltd.                                           9,100       124
   Henderson Land Development +                                  5,000        23
   Hong Kong & China Gas Co. Ltd.                               43,920        92
   Hong Kong Electric Holdings Ltd.                             15,000        68
   Hong Kong Exchanges and Clearing Ltd.                         9,000        23
   Hopewell Holdings Ltd.                                        5,000        13
   Hutchison Whampoa Ltd. +                                     24,500       221
   Hysan Development Co. Ltd. +                                  5,222        11
   Johnson Electric Holdings                                    13,200        12
   Li & Fung Ltd. +                                             20,000        34
   MTR Corp.                                                    11,000        18
   New World Development Ltd.                                   16,763        17
   PCCW Ltd. *                                                  36,364        21
   SCMP Group Ltd.                                               8,000         4
   Shangri-La Asia Ltd. +                                        9,172    $   14
   Sino Land Co. +                                              13,085        12
   SmarTone Telecommunications Holdings Ltd.                     3,000         3
   Sun Hung Kai Properties Ltd.                                 16,172       151
   Swire Pacific Ltd., Class A                                  11,500        94
   Techtronic Industries Co                                      8,000        19
   Television Broadcasts Ltd.                                    3,000        14
   Texwinca Holdings Ltd. +                                      4,000         4
   Wharf Holdings Ltd. +                                        18,000        61
   Yue Yuen Industrial Holdings +                                4,000        12
--------------------------------------------------------------------------------
                                                                           1,637
--------------------------------------------------------------------------------
Ireland - 0.7%
   Allied Irish Banks PLC                                        9,921       213
   Bank of Ireland - Dublin                                      9,714       163
   Bank of Ireland - London                                      1,515        25
   CRH PLC - Dublin                                              5,273       148
   CRH PLC - London                                                949        27
   DCC PLC                                                         744        18
   Depfa Bank PLC                                                2,937        48
   Elan Corp. PLC *                                              4,743        41
   Fyffes PLC                                                    2,597         8
   Grafton Group PLC                                             1,695        23
   Greencore Group PLC                                           1,366         6
   Independent News & Media PLC                                  4,867        15
   Irish Life & Permanent PLC                                    3,519        72
   Kerry Group PLC, Class A                                      1,156        28
   Ryanair Holdings PLC *                                        1,575        13
   Waterford Wedgwood PLC                                        6,596        --
--------------------------------------------------------------------------------
                                                                             848
--------------------------------------------------------------------------------
Italy - 3.3%
   Alleanza Assicurazioni S.p.A.                                 5,082        69
   Arnoldo Mondadori Editore S.p.A.                              1,000        11
   Assicurazioni Generali S.p.A.                                10,521       352
   Autogrill S.p.A. *                                            1,000        16
   Autostrade S.p.A.                                             3,315        92
   Banca Antonveneta S.p.A. +                                    3,116        92
   Banca Fideuram S.p.A. +                                       3,000        16
   Banca Intesa S.p.A.                                          37,546       184
   Banca Intesa S.p.A.- RNC                                      7,696        34
   Banca Monte dei Paschi di Siena S.p.A.                        8,000        27
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                  17,823        50
   Banca Popolare di Milano SCRL                                 3,000        26

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Italy - 3.3% - (continued)
   Banche Popolari Unite Scrl                                    3,493    $   72
   Banco Popolare di Verona e Novara Scrl                        4,688        92
   Benetton Group S.p.A.                                           800        10
   Bulgari S.p.A. +                                              1,000        12
   Capitalia S.p.A.                                             19,091        97
   Enel S.p.A.                                                  41,859       403
   ENI S.p.A.                                                   29,203       762
   Fiat S.p.A. *                                                 6,518        49
   FinecoGroup S.p.A. *                                          1,304        12
   Finmeccanica S.p.A.                                          63,644        65
   Gruppo Editoriale L'Espresso S.p.A. +                         1,000         6
   Italcementi S.p.A.                                            1,080        19
   Luxottica Group S.p.A.                                        1,000        21
   Mediaset S.p.A.                                               7,476       105
   Mediobanca S.p.A.                                             5,934       100
   Mediolanum S.p.A. +                                           2,000        15
   Pirelli & C S.p.A.                                           16,800        22
   Riunione Adriatica di Sicurta S.p.A.                          2,398        56
   Sanpaolo IMI S.p.A.                                          11,982       175
   Seat Pagine Gialle S.p.A. *                                  32,279        14
   Snam Rete Gas S.p.A.                                         10,175        60
   Telecom Italia Media S.p.A. *                                14,487         7
   Telecom Italia S.p.A.                                        94,729       369
   Telecom Italia S.p.A. (RNC)                                  63,338       200
   Terna S.p.A. * +                                              5,089        15
   TIM S.p.A. +                                                 14,001        96
   Tiscali S.p.A. * +                                            2,000         7
   UniCredito Italiano S.p.A.                                   49,000       286
--------------------------------------------------------------------------------
                                                                           4,116
--------------------------------------------------------------------------------
Japan - 17.5%
   77 Bank (The) Ltd.                                            3,000        21
   Acom Co. Ltd. +                                               1,000        69
   Aderans Co. Ltd.                                                500        12
   Advantest Corp.                                                 800        69
   Aeon Co. Ltd.                                                 7,000       112
   Aeon Credit Service Co. Ltd. +                                  300        20
   Aiful Corp.                                                     600        69
   Aisin Seiki Co Ltd.                                           1,000        23
   Ajinomoto Co., Inc.                                           7,000        86
   All Nippon Airways Co. Ltd.                                   4,000        15
   Alps Electric Co. Ltd. +                                      1,000        15
   Amada Co. Ltd.                                                2,000        13
   Amano Corp.                                                   1,000    $   11
   Anritsu Corp. +                                               1,000         7
   Aoyama Trading Co. Ltd.                                         500        13
   Ariake Japan Co. Ltd. +                                         200         5
   Asahi Breweries Ltd. * +                                      5,000        65
   Asahi Glass Co. Ltd. +                                        9,000        99
   Asahi Kasei Corp.                                            16,000        85
   Asatsu-DK, Inc. +                                               500        15
   Autobacs Seven Co. Ltd. +                                       200         6
   Bandai Co. Ltd. +                                               400         9
   Bank of Fukuoka (The) Ltd. +                                  5,000        30
   Bank of Yokohama (The) Ltd.                                  15,000        92
   Benesse Corp. +                                                 200         7
   Bridgestone Corp.                                             8,000       153
   Canon, Inc.                                                   9,600       507
   Capcom Co. Ltd. +                                               500         5
   Casio Computer Co. Ltd. +                                     1,000        13
   Central Glass Co Ltd.                                         2,000        13
   Central Japan Railway Co. +                                      12       103
   Chiba Bank (The) Ltd. +                                      10,000        64
   Chubu Electric Power Co., Inc. +                              7,600       182
   Chugai Pharmaceutical Co. Ltd.                                2,300        34
   Citizen Watch Co. Ltd. +                                      2,000        18
   Coca-Cola West Japan Co. Ltd. +                                 600        14
   COMSYS Holdings Corp. *                                       1,000         9
   Credit Saison Co. Ltd.                                        1,200        42
   CSK Corp. +                                                     600        27
   Dai Nippon Printing Co. Ltd.                                  8,000       135
   Daicel Chemical Industries Ltd.                               2,000        11
   Daiichi Pharmaceutical Co. Ltd.                               3,000        77
   Daikin Industries Ltd.                                        3,000        75
   Daimaru (The), Inc. +                                         2,000        18
   Dainippon Ink & Chemicals, Inc. +                             5,000        14
   Dainippon Screen Manufacturing Co. Ltd.                       1,000         7
   Daito Trust Construction Co. Ltd. +                             800        33
   Daiwa House Industry Co. Ltd.                                 7,000        80
   Daiwa Securities Group, Inc.                                 10,000        68
   Denki Kagaku Kogyo Kabushiki Kaisha                           4,000        14
   Denso Corp.                                                   6,100       156
   Dentsu, Inc. +                                                   19        51
   Dowa Mining Co. Ltd. +                                        2,000        15
   East Japan Railway Co.                                           38       202

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Japan -17.5% - (continued)
   Ebara Corp. +                                                 2,000      $  9
   Eisai Co. Ltd.                                                3,200       108
   Electric Power Development Co.                                1,400        45
   FamilyMart Co. Ltd.                                           1,000        30
   Fanuc Ltd.                                                    1,700       112
   Fast Retailing Co. Ltd.                                         600        40
   Fuji Electric Co. Ltd. +                                      4,000        12
   Fuji Photo Film Co. Ltd.                                      6,000       227
   Fuji Television Network, Inc.                                     4         9
   Fujikura Ltd. +                                               3,000        14
   Fujisawa Pharmaceutical Co. Ltd.                              4,000       100
   Fujitsu Ltd.                                                 21,000       138
   Furukawa Electric (The) Co. Ltd.                              5,000        26
   Gunma Bank (The) Ltd.                                         3,000        17
   Gunze Ltd. +                                                  2,000         9
   Hankyu Department Stores                                      1,000         7
   Hino Motors Ltd. +                                            2,000        13
   Hirose Electric Co. Ltd. +                                      200        22
   Hitachi Cable Ltd. +                                          1,000         4
   Hitachi Chemical Co. Ltd. +                                   1,000        17
   Hitachi Ltd.                                                 36,000       228
   Hitachi Software Engineering Co. Ltd. +                         300         6
   Hokuhoku Financial Group, Inc. +                              7,000        22
   Honda Motor Co. Ltd. +                                        8,500       456
   House Foods Corp.                                             1,000        15
   Hoya Corp.                                                    1,300       141
   Isetan Co. Ltd. +                                             1,000        13
   Ishihara Sangyo Kaisha Ltd. +                                 2,000         5
   Ishikawajima-Harima Heavy Industries Co. Ltd. +               9,000        15
   ITO EN Ltd. +                                                   300        16
   Ito-Yokado Co. Ltd.                                           4,000       165
   Itochu Corp.                                                 17,000        90
   Itochu Techno-Science Corp. +                                   400        15
   Jafco Co. Ltd.                                                  200        13
   Japan Airlines System Corp.                                   6,000        18
   Japan Real Estate Investment Corp. +                              2        17
   Japan Tobacco, Inc.                                              11       120
   JFE Holdings, Inc. +                                          6,200       191
   JGC Corp. +                                                   2,000        20
   Joyo Bank (The) Ltd.                                          6,000        32
   JSR Corp. +                                                   3,000        63
   Kajima Corp.                                                 14,000        58
   Kaken Pharmaceutical Co. Ltd. +                               1,000      $  7
   Kamigumi Co. Ltd.                                             2,000        16
   Kanebo Ltd. * +                                                 300         4
   Kaneka Corp.                                                  2,000        23
   Kansai Electric Power Co., Inc.                               8,300       166
   Kao Corp.                                                     6,000       142
   Kawasaki Heavy Industries Ltd. +                             10,000        17
   Kawasaki Kisen Kaisha Ltd. +                                  4,000        30
   Keihin Electric Express Railway Co. Ltd. +                    3,000        19
   Keio Electric Railway Co. Ltd.                                5,000        30
   Keyence Corp.                                                   400        97
   Kikkoman Corp. +                                              1,000        10
   Kinden Corp.                                                  1,000         8
   Kintetsu Corp. +                                             21,000        70
   Kirin Brewery Co. Ltd.                                        9,000        92
   Kobe Steel Ltd.                                              34,000        62
   Kokuyo Co. Ltd.                                               1,000        13
   Komatsu Ltd.                                                 12,000        90
   Konami Corp. +                                                  700        16
   Konica Minolta Holdings, Inc.                                 3,000        36
   Koyo Seiko Co. Ltd. +                                         1,000        14
   Kubota Corp. +                                               14,000        77
   Kuraray Co. Ltd. +                                            5,000        46
   Kurita Water Industries Ltd.                                    400         6
   Kyocera Corp.                                                 1,900       142
   Kyowa Hakko Kogyo Co. Ltd.                                    3,000        23
   Kyushu Electric Power Co., Inc.                               4,700       102
   Lawson, Inc. +                                                  500        19
   Mabuchi Motor Co. Ltd. +                                        300        19
   Makita Corp. +                                                1,000        19
   Marubeni Corp. +                                             19,000        61
   Marui Co. Ltd. +                                              4,300        56
   Matsushita Electric Industrial Co. Ltd.                      25,000       374
   Matsushita Electric Works Ltd.                                2,000        18
   Meiji Dairies Corp. +                                         2,000        11
   Meiji Seika Kaisha Ltd. +                                     3,000        15
   Meitec Corp.                                                    500        17
   Millea Holdings Inc.                                             17       249
   Minebea Co. Ltd. +                                            3,000        14
   Mitsubishi Chemical Corp.                                    18,000        61
   Mitsubishi Corp. +                                           13,000       177
   Mitsubishi Electric Corp.                                    21,000       110

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Japan - 17.5% - (continued)
   Mitsubishi Estate Co. Ltd.                                   11,000     $134
   Mitsubishi Gas Chemical Co.                                   3,000       16
   Mitsubishi Heavy Industries Ltd. *                           35,000       94
   Mitsubishi Logistics Corp.                                    1,000       11
   Mitsubishi Materials Corp. +                                  8,000       21
   Mitsubishi Rayon Co. Ltd.                                     4,000       14
   Mitsubishi Tokyo Financial Group, Inc.                           52      475
   Mitsui & Co. Ltd.                                            15,000      153
   Mitsui Chemicals, Inc. +                                      9,000       52
   Mitsui Engineering & Shipbuilding Co. Ltd. +                  6,000       11
   Mitsui Fudosan Co. Ltd. +                                     9,000      112
   Mitsui Mining & Smelting Co. Ltd.                             5,000       23
   Mitsui O.S.K. Lines Ltd. +                                   12,000       82
   Mitsui Sumitomo Insurance Co. Ltd.                           15,000      133
   Mitsui Trust Holding, Inc.                                    5,000       53
   Mitsukoshi Ltd. +                                             3,000       15
   Mitsumi Electric Co. Ltd. +                                   1,000       11
   Mizuho Financial Group, Inc.                                     88      429
   Murata Manufacturing Co. Ltd.                                 2,600      144
   Namco Ltd. +                                                    600        8
   NEC Corp.                                                    18,000      117
   NET One Systems Co. Ltd. +                                        4       12
   NGK Insulators Ltd. +                                         2,000       21
   NGK Spark Plug Co. Ltd. +                                     1,000       11
   Nichii Gakkan Co. +                                             100        3
   Nichirei Corp. +                                              2,000        8
   Nidec Corp. +                                                   600       73
   Nikko Cordial Corp.                                          14,000       70
   Nikon Corp. +                                                 3,000       37
   Nintendo Co. Ltd.                                             1,100      122
   Nippon Building Fund, Inc.                                        3       25
   Nippon Express Co. Ltd.                                       7,000       36
   Nippon Kayaku Co. Ltd.                                        1,000        6
   Nippon Meat Packers, Inc.                                     1,000       14
   Nippon Mining Holdings, Inc.                                 11,000       65
   Nippon Oil Corp.                                             16,000      119
   Nippon Sanso Corp.                                            2,000       12
   Nippon Sheet Glass Co. Ltd.                                   3,000       13
   Nippon Shokubai Co. Ltd. +                                    1,000        9
   Nippon Steel Corp. +                                         70,000      193
   Nippon Telegraph & Telephone Corp.                               60      260
   Nippon Unipac Holding                                            12       59
   Nippon Yusen Kabushiki Kaisha +                              13,000     $ 78
   Nishimatsu Construction Co. Ltd. +                            2,000        8
   Nissan Chemical Industries +                                  1,000        9
   Nissan Motor Co. Ltd.                                        27,700      298
   Nisshin Seifun Group, Inc.                                    1,000       11
   Nisshinbo Industries, Inc.                                    1,000        8
   Nissin Food Products Co. Ltd. +                               1,300       35
   Nitta Denko Corp.                                             2,000      109
   Nomura Holdings, Inc.                                        21,000      290
   NSK Ltd. +                                                    4,000       21
   NTN Corp. +                                                   4,000       24
   NTT Data Corp. +                                                 15       53
   NTT DaCoMo, Inc.                                                218      371
   Obayashi Corp.                                                5,000       32
   Odakyu Electric Railway Co. Ltd. +                           10,000       61
   OJI Paper Co. Ltd. +                                          9,000       53
   Oki Electric Industry Co. Ltd. * +                            5,000       22
   Okumura Corp.                                                 2,000       13
   Olympus Optical Co. Ltd.                                      3,000       66
   Omron Corp.                                                   1,700       40
   Onward Kashiyama Co. Ltd.                                     1,000       15
   Oracle Corp. Japan +                                            400       20
   Oriental Land Co. Ltd. +                                        400       26
   ORIX Corp.                                                    1,000      130
   Osaka Gas Co. Ltd.                                           27,000       81
   Pioneer Corp. +                                               1,000       18
   Promise Co. Ltd.                                              1,100       77
   QP Corp. of Japan                                             1,400       13
   Rakuten, Inc. +                                                  70       63
   Resona Holdings, Inc.                                        56,000      115
   Ricoh Co. Ltd.                                                8,000      149
   Rohm Co. Ltd.                                                 1,300      131
   Saizeriya Co. Ltd. +                                            400        6
   Sanden Corp. +                                                1,000        5
   Sankyo Co. Ltd.                                               4,000       90
   Sankyo Co. Ltd. - Gunma                                         300       17
   Sanyo Electric Co. Ltd. +                                    21,000       71
   Sapporo Breweries Ltd. +                                      2,000        9
   Secom Co. Ltd.                                                2,500      103
   Sega Sammy Holdings, Inc.                                       200       13
   Seiko Epson Corp. +                                             700       28
   Seino Transportation Co. Ltd. +                               1,000       10

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Japan - 17.5% - (continued)
   Sekisui Chemical Co. Ltd.                                     4,000    $   30
   Sekisui House Ltd. +                                          7,000        77
   Seven-Eleven Japan Co. Ltd.                                   5,000       152
   Sharp Corp.                                                  11,000       175
   Shimachu Co. Ltd.                                               400        10
   Shimamura Co. Ltd. +                                            200        14
   Shimano, Inc.                                                 1,000        31
   Shimizu Corp.                                                 4,000        20
   Shin-Etsu Chemical Co. Ltd.                                   4,100       167
   Shinsei Bank Ltd. +                                           9,000        53
   Shionogi & Co. Ltd. +                                         2,000        27
   Shiseido Co. Ltd. +                                           4,000        54
   Shizuoka Bank (The) Ltd. +                                    5,000        51
   Showa Denko K.K.                                              8,000        21
   Showa Shell Sekiyu K.K. +                                     1,000        10
   SMC Corp. of Japan                                              700        85
   Snow Brand Milk Products Co. Ltd. *                           1,500         5
   Softbank Corp. +                                              2,700       117
   Sompo Japan Insurance, Inc.                                   7,000        74
   Sony Corp.                                                   10,600       405
   Stanley Electric Co. Ltd. +                                   1,000        15
   Sumitomo Bakelite Co. Ltd.                                    1,000         7
   Sumitomo Chemical Co. Ltd.                                   17,000        91
   Sumitomo Corp.                                               11,000       100
   Sumitomo Electric Industries Ltd.                             9,000        99
   Sumitomo Heavy Industries Ltd. *                              4,000        18
   Sumitomo Metal Industries Ltd.                               49,000        84
   Sumitomo Metal Mining Co. Ltd.                                7,000        53
   Sumitomo Mitsui Financial Group, Inc. +                          50       347
   Sumitomo Osaka Cement Co. Ltd.                                3,000         8
   Sumitomo Realty & Development Co. Ltd. +                      5,000        64
   Sumitomo Trust & Banking (The) Co. Ltd.                      13,000        89
   Suruga Bank (The) Ltd.                                        2,000        17
   Suzuken Co. Ltd.                                                600        15
   T&D Holdings, Inc.                                            2,000       106
   Taiheiyo Cement Corp. +                                       6,400        19
   Taisei Corp. +                                               10,000        37
   Taisho Pharmaceutical Co. Ltd.                                1,000        21
   Taiyo Yuden Co. Ltd.                                          1,000        12
   Takara Holdings, Inc.                                         1,000         7
   Takashimaya Co. Ltd. +                                        3,000        30
   Takeda Pharmaceutical Co. Ltd.                               10,100       484
   Takefuji Corp. +                                              1,410    $  100
   Takuma Co. Ltd.                                               1,000         8
   TDK Corp.                                                     1,500       109
   Teijin Ltd. +                                                 7,000        29
   Teikoku Oil Co. Ltd. +                                        2,000        15
   Terumo Corp.                                                  1,800        56
   THK Co. Ltd. +                                                  800        17
   TIS, Inc. +                                                     500        21
   Tobu Railway Co. Ltd. +                                       6,000        24
   Toda Corp.                                                    2,000        10
   Toho Co. Ltd. of Tokyo +                                      1,100        18
   Tohoku Electric Power Co., Inc.                               5,300        98
   Tokyo Broadcasting System, Inc.                                 500         9
   Tokyo Electric Power Co., Inc. +                             12,700       311
   Tokyo Electron Ltd.                                           2,000       128
   Tokyo Gas Co. Ltd. +                                         30,000       121
   Tokyo Style Co. Ltd.                                          1,000        11
   Tokyu Corp. +                                                 9,000        48
   TonenGeneral Sekiyu KK                                        2,000        21
   Toppan Printing Co. Ltd. +                                    7,000        74
   Toray Industries, Inc.                                       16,000        75
   Toshiba Corp. +                                              34,000       150
   Tosoh Corp. +                                                 4,000        21
   Tostem Inax Holding Corp.                                     3,000        55
   Toto Ltd.                                                     2,000        17
   Toyo Seikan Kaisha Ltd.                                       1,000        18
   Toyo Suisan Kaisha Ltd. +                                     1,000        15
   Toyobo Co. Ltd.                                               5,000        13
   Toyoda Gosei Co. Ltd. +                                         300         6
   Toyota Industries Corp. +                                     2,700        74
   Toyota Motor Corp.                                           32,100     1,250
   Trend Micro, Inc. +                                           1,500        70
   Ube Industries Ltd. of Japan +                                6,000        11
   UFJ Holdings, Inc. *                                             43       238
   Uni-Charm Corp.                                                 400        18
   UNY Co. Ltd. +                                                1,000        12
   USS Co. Ltd. +                                                  300        24
   Wacoal Corp. +                                                1,000        12
   West Japan Railway Co.                                           21        83
   World Co. Ltd.                                                  500        18
   Yahoo Japan Corp. * +                                            23       116
   Yamada Denki Co. Ltd. +                                       1,000        50

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Japan -17.5% - (continued)
   Yamaha Corp. +                                               1,000    $    15
   Yamaha Motor Co. Ltd.                                        1,000         17
   Yamanouchi Pharmaceutical Co. Ltd.                           3,400        121
   Yamato Transport Co. Ltd.                                    4,000         64
   Yamazaki Baking Co. Ltd.                                     1,000          9
   Yokogawa Electric Corp. +                                    2,000         29
--------------------------------------------------------------------------------
                                                                          21,562
--------------------------------------------------------------------------------
Luxembourg - 0.1%
   Arcelor                                                      5,772        143
--------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet Berhad                                                4,000         --
--------------------------------------------------------------------------------
Netherlands - 4.2%
   ABN AMRO Holding N.V.                                       18,294        504
   Aegon N.V.                                                  15,433        223
   Akzo Nobel N.V.                                              3,166        143
   ASML Holding N.V. * +                                        4,265         79
   Corio N.V.                                                     389         22
   DSM N.V.                                                       719         51
   Euronext N.V. +                                                800         30
   European Aeronautic Defense & Space Co. +                    3,265        103
   Hagemeyer N.V. +                                               914          3
   Hagemeyer N.V. QIB                                           3,199          9
   Heineken N.V.                                                2,892         99
   IHC Caland N.V.                                                269         18
   ING Groep N.V. - CVA                                        21,060        648
   James Hardie Industries N.V. +                               4,100         20
   Koninklijke Ahold N.V. *                                    14,821        134
   Koninklijke Ahold NV ADR *                                   3,866         35
   Koninklijke Philips Electronics N.V.                        14,980        414
   OCE N.V. +                                                     699         11
   Qiagen N.V. *                                                1,100         14
   Reed Elsevier N.V.                                           8,193        123
   Rodamco Europe N.V.                                            399         32
   Royal Dutch Petroleum Co.                                   23,102      1,456
   Royal KPN N.V.                                              25,367        245
   Royal Numico NV *                                            1,328         54
   TPG N.V.                                                     4,417        123
   Unilever N.V. - CVA                                          6,131        408
   Vedior N.V. - CVA +                                          2,090         39
   VNU N.V.                                                     2,362         74
   Wereldhave N.V.                                                175         18
   Wolters Kluwer N.V. - CVA                                    2,413    $    47
--------------------------------------------------------------------------------
                                                                           5,179
--------------------------------------------------------------------------------
New Zealand - 0.2%
   Auckland International Airport Ltd.                          2,192         14
   Carter Holt Harvey Ltd.                                      5,625          9
   Contact Energy Ltd.                                          2,600         13
   Fisher & Paykel Appliances Holdings Ltd.                     1,920          4
   Fisher & Paykel Healthcare Corp.                             3,220          7
   Fletcher Building Ltd.                                       7,282         37
   Independent Newspapers Ltd.                                  1,166          6
   NGC Holdings Ltd.                                            1,142          3
   Sky City Entertainment Group Ltd.                            4,000         15
   Sky Network Television Ltd. *                                  800          4
   Telecom Corp. of New Zealand Ltd.                           24,003        112
   Tenon Ltd. *                                                   482          2
   Tower Ltd. *                                                 2,681          4
   Warehouse Group Ltd.                                         1,200          4
--------------------------------------------------------------------------------
                                                                             234
--------------------------------------------------------------------------------
Norway - 0.5%
   DnB Holding ASA +                                            7,500         76
   Norsk Hydro ASA +                                            1,760        153
   Norske Skogindustrier ASA                                      900         19
   Orkla ASA +                                                  2,600         95
   Schibsted ASA                                                  400         11
   Smedvig ASA, Class A                                           300          6
   Statoil ASA +                                                8,500        154
   Storebrand ASA +                                             1,300         13
   Tandberg ASA *                                               1,000         11
   Telenor ASA                                                  8,800         81
   Tomra Systems ASA +                                          1,500          6
   Yara International ASA * +                                   2,710         39
--------------------------------------------------------------------------------
                                                                             664
--------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                  3,400         14
   Banco Comercial Portugues S.A. (Registered)                 22,316         62
   Banco Espirito Santo S.A. (Registered)                         918         16
   Brisa-Auto Estradas de Portugal S.A. +                       2,400         21
   Cimpor Cimentos de Portugal S.A.                             1,400          8
   Electricidade de Portugal S.A.                              27,941         82
   Jeronimo Martins, SGPS, S.A. *                                 394          6
   Portugal Telecom, SGPS, S.A. (Registered)                    9,778        119

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Portugal - 0.3% - (continued)
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia, SGPS, S.A.                                      400     $   11
   Sonae, SGPS, S.A.                                            8,900         14
--------------------------------------------------------------------------------
                                                                             353
--------------------------------------------------------------------------------
Singapore - 0.7%
   Allgreen Properties Ltd.                                     4,000          3
   CapitaLand Ltd. +                                           16,500         25
   Chartered Semiconductor Manufacturing
     Ltd. * +                                                   8,500          6
   City Developments Ltd.                                       7,000         29
   ComfortDelgro Corp. Ltd.                                    15,000         15
   Creative Technology Ltd. +                                     200          2
   Cycle & Carriage Ltd.                                        1,382         10
   Datacraft Asia Ltd. *                                        2,000          2
   DBS Group Holdings Ltd.                                     13,198        121
   Fraser and Neave Ltd.                                        1,530         15
   Haw Par Corp. Ltd.                                             711          2
   Keppel Corp. Ltd.                                            8,250         48
   Keppel Land Ltd.                                             3,000          5
   Neptune Orient Lines Ltd.                                    7,370         16
   Oversea-Chinese Banking Corp.                               12,980        109
   Parkway Holdings Ltd.                                        5,000          5
   SembCorp Industries Ltd.                                     7,494          9
   SembCorp Logistics Ltd. +                                    2,000          2
   SembCorp Marine Ltd.                                         4,000          4
   Singapore Airlines Ltd.                                      7,000         52
   Singapore Exchange Ltd.                                      6,000          7
   Singapore Land Ltd.                                          1,000          4
   Singapore Press Holdings Ltd.                               22,295         63
   Singapore Technologies Engineering Ltd.                     11,000         16
   Singapore Telecommunications Ltd.                           80,500        130
   SMRT Corp. Ltd.                                              5,000          3
   STATS ChipPAC Ltd. *                                         2,000          1
   United Overseas Bank Ltd.                                   12,392        104
   United Overseas Land Ltd.                                    3,000          4
   Venture Corp. Ltd.                                           2,000         18
   Wing Tai Holdings Ltd.                                       3,500          2
--------------------------------------------------------------------------------
                                                                             832
--------------------------------------------------------------------------------
Spain - 3.3%
   Abertis Infraestructuras S.A.                                3,205         76
   Acciona S.A.                                                   300         28
   Acerinox S.A.                                                2,943         51
   ACS Actividades Cons y Serv                                  3,228         82
   Altadis S.A. +                                               3,185     $  134
   Amadeus Global Travel Distribution S.A.,
      Class A +                                                 2,000         19
   Antena 3 Television S.A. *                                     136         11
   Banco Bilbao Vizcaya Argentaria S.A.                        36,286        628
   Banco Popular Espanol S.A.                                   1,436        100
   Banco Santander Central Hispano S.A.                        66,484        824
   Corporacion Mapfre S.A.                                        889         14
   Endesa S.A. +                                               11,182        253
   Fomento de Construcciones y Contratas S.A.                     426         22
   Gas Natural SDG S.A. +                                       1,775         53
   Grupo Ferrovial S.A. +                                         837         50
   Iberdrola S.A.                                               8,659        228
   Iberia (Lineas Aereas de Espana)                             3,800         13
   Inditex S.A.                                                 2,496         77
   Indra Sistemas S.A. +                                        1,100         19
   NH Hoteles S.A. *                                              800         11
   Promotora de Informaciones S.A. (Prisa) +                      600         13
   Repsol YPF S.A. +                                           10,215        278
   Sacyr Vallehermoso S.A.                                        845         16
   Sociedad General de Aguas de Barcelona S.A. -
      New *                                                         5         --
   Sociedad General de Aguas de Barcelona S.A.,
      Class A                                                     530         11
   Sogecable S.A. *                                               329         13
   Telefonica Publicidad e Informacion S.A.                     1,400         13
   Telefonica S.A.                                             49,817        917
   Union Fenosa S.A. +                                          2,128         61
   Zeltia S.A.                                                  1,300         12
--------------------------------------------------------------------------------
                                                                           4,027
--------------------------------------------------------------------------------
Sweden - 2.1%
   Alfa Laval AB +                                                600         11
   Assa Abloy AB, Class B                                       3,300         51
   Atlas Copco AB, Class A +                                    1,400         70
   Atlas Copco AB, Class B                                        600         28
   Axfood AB                                                      200          6
   Billerud A.B. +                                                500          8
   Castellum AB                                                   300         10
   Electrolux AB, Class B +                                     3,323         80
   Eniro AB                                                     1,400         16
   Gambro AB, Class A +                                         2,700         38
   Gambro AB, Class B                                             800         11
   Getinge AB, Class B                                          1,600         23

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
Sweden - 2.1% - (continued)
   Hennes & Mauritz AB, Class B                                  5,490    $  194
   Hoganas AB, Class B                                             200         6
   Holmen AB, Class B                                              400        13
   Modern Times Group AB, Class B *                                400        12
   Nordea AB +                                                  24,700       260
   OMX AB +                                                        400         5
   Sandvik AB                                                    2,800       122
   SAS AB * +                                                      600         7
   Scania AB, Class B                                              700        32
   Securitas AB, Class B                                         4,100        65
   Skandia Forsakrings AB +                                     14,410        77
   Skandinaviska Enskilda Banken, Class A                        5,600       109
   Skanska AB, Class B                                           3,200        38
   SKF AB, Class B                                               1,411        70
   SSAB Svenskt Stal AB, Series A                                  500        13
   SSAB Svenskt Stal AB, Series B                                  200         5
   Svenska Cellulosa AB, Class B                                 2,200        86
   Svenska Handelsbanken AB, Class A                             5,500       134
   Swedish Match AB                                              3,900        46
   Tele2 AB, Class B * +                                           700        25
   Telefonaktiebolaget LM Ericsson, Class B * +                168,740       498
   TeliaSonera AB                                               26,000       156
   Trelleborg AB, Class B +                                        600        11
   Volvo AB, Class A                                               900        40
   Volvo AB, Class B +                                           2,800       129
   Wihlborgs Fastigheter AB                                        525        12
   WM-Data AB, Class B                                           2,100         6
--------------------------------------------------------------------------------
                                                                           2,523
--------------------------------------------------------------------------------
Switzerland - 5.7%
   ABB Ltd. *                                                   21,785       132
   Adecco S.A. (Registered)                                      1,586        87
   Ciba Specialty Chemicals A.G. (Registered)                      892        63
   Clariant A.G. (Registered) +                                  1,950        33
   Compagnie Financiere Richemont A.G., Class A                  5,549       176
   Credit Suisse Group *                                        12,794       558
   Geberit A.G. (Registered)                                        25        20
   Givaudan S.A. (Registered)                                       65        44
   Holcim Ltd. (Registered)                                      1,972       131
   Kudelski S.A. (Bearer) *                                        300        11
   Kuoni Reisen Holding (Registered)                                27        12
   Logitech International S.A. (Registered) *                      400        26
   Lonza Group A.G. (Registered)                                   378        24
   Nestle S.A. (Registered)                                      4,478    $1,244
   Nobel Biocare Holding A.G.                                      269        59
   Novartis A.G. (Registered)                                   26,175     1,313
   Phonak Holding A.G. (Registered)                                419        15
   Roche Holding A.G. (Genusschein)                              7,801       823
   Schindler Holding A.G.                                           50        20
   Serono S.A., Class B +                                           55        40
   SGS Societe Generale de Surveillance Holdings
      S.A. (Registered) +                                           30        22
   STMicroelectronics N.V. +                                     7,021       125
   Sulzer A.G. (Registered)                                         40        17
   Swatch Group A.G. (Registered)                                  500        14
   Swatch Group A.G., Class B                                      300        42
   Swiss Reinsurance (Registered)                                3,697       271
   Swisscom A.G. (Registered)                                      310       122
   Syngenta A.G.                                                 1,242       139
   Synthes, Inc. * +                                               485        59
   UBS A.G. (Registered)                                        11,731     1,019
   Unaxis Holding A.G. (Registered) +                               75        10
   Valora Holding A.G.                                              35         9
   Zurich Financial Services A.G.                                1,590       293
--------------------------------------------------------------------------------
                                                                           6,973
--------------------------------------------------------------------------------
United Kingdom - 20.6%
   3i Group PLC                                                  6,943        93
   Aegis Group PLC                                              10,000        19
   Aggreko PLC                                                   2,000         6
   Alliance Unichem PLC                                          2,000        28
   Amec PLC                                                      3,047        18
   Amvescap PLC                                                  9,902        65
   Anglo American PLC                                           16,191       404
   ARM Holdings PLC                                              9,000        19
   Associated British Ports Holdings PLC                         3,838        35
   AstraZeneca PLC                                              18,491       729
   Aviva PLC                                                    26,219       327
   BAA PLC                                                      12,468       146
   BAE Systems PLC                                              35,120       173
   Balfour Beatty PLC                                            4,158        26
   Barclays PLC                                                 71,936       781
   Barratt Developments PLC                                      3,465        45
   BBA Group PLC                                                 4,101        24
   Berkeley Group                                                1,000        17
   BG Group PLC                                                 40,789       320

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 20.6% - (continued)
   BHP Billiton PLC * +                                         27,152    $  405
   BOC Group PLC                                                 6,009       114
   Boots Group PLC                                               9,097       116
   BP PLC                                                      237,735     2,568
   BPB PLC                                                       6,784        66
   Brambles Industries PLC                                      10,583        62
   British Airways PLC *                                         5,120        26
   British American Tobacco PLC +                               17,783       326
   British Land Co. PLC                                          6,287       104
   British Sky Broadcasting PLC                                 14,501       158
   BT Group PLC                                                 97,526       391
   Bunzl PLC                                                     5,005        48
   Cable & Wireless PLC                                         20,811        51
   Cadbury Schweppes PLC                                        24,292       239
   Capita Group PLC                                              9,026        66
   Carnival PLC                                                  2,026       116
   Cattles PLC                                                   3,000        22
   Centrica PLC                                                 42,981       195
   Close Brothers Group PLC                                      1,000        16
   Cobham PLC                                                    1,000        26
   Compass Group PLC                                            25,707       124
   Corus Group PLC *                                            53,780        61
   Daily Mail & General Trust N.V., Class A                      2,424        34
   Davis Service Group PLC                                       2,000        17
   De La Rue PLC                                                 1,850        14
   Diageo PLC                                                   34,175       486
   Dixons Group PLC                                             21,721        67
   Electrocomponents PLC                                         5,928        34
   Emap PLC                                                      2,000        32
   EMI Group PLC                                                 6,737        30
   Enterprise Inns PLC                                           4,687        67
   Exel PLC                                                      3,501        55
   FirstGroup PLC                                                4,000        27
   FKI PLC +                                                     5,000        11
   Friends Provident PLC                                        15,000        47
   GKN PLC                                                       6,646        33
   GlaxoSmithKline PLC                                          64,478     1,540
   Great Portland Estates PLC                                    1,440         9
   Group 4 Securicor PLC *                                       9,932        26
   GUS PLC                                                      11,442       207
   Hammerson PLC                                                 3,907        66
   Hanson PLC                                                    5,855        57
   Hays PLC                                                     24,012    $   62
   HBOS PLC                                                     43,988       701
   Hilton Group PLC                                             19,349       117
   HSBC Holdings PLC                                           123,570     2,061
   ICAP PLC                                                      1,756        10
   IMI PLC                                                       3,000        23
   Imperial Chemical Industries PLC                             14,297        75
   Imperial Tobacco Group PLC +                                  8,183       218
   Inchcape PLC                                                    269        11
   Intercontinental Hotels Group PLC                             5,684        73
   International Power PLC *                                    20,659        71
   Invensys PLC *                                               51,179        17
   ITV PLC                                                      32,149        72
   J Sainsbury PLC                                              12,652        69
   Johnson Matthey PLC                                           2,000        39
   Kelda Group PLC                                               4,535        53
   Kesa Electricals PLC                                          4,842        30
   Kidde PLC                                                     7,307        23
   Kingfisher PLC                                               26,926       151
   Land Securities Group PLC                                     5,436       144
   Legal & General Group PLC                                    74,953       170
   Liberty International PLC +                                   2,000        38
   Lloyds TSB Group PLC                                         59,774       563
   LogicaCMG PLC                                                 6,344        22
   London Stock Exchange PLC                                       872         9
   Man Group PLC                                                 3,436        89
   Marconi Corp. PLC *                                           1,538        17
   Marks & Spencer Group PLC                                    19,416       131
   MFI Furniture PLC                                             5,000        13
   Misys PLC                                                     5,008        22
   Mitchells & Butlers PLC                                       4,494        30
   National Express Group PLC                                      630        11
   National Grid Transco PLC                                    33,898       329
   Next PLC                                                      3,383       100
   Novar PLC                                                     3,900        14
   Pearson PLC                                                   9,602       118
   Peninsular & Oriental Steam
      Navigation (The) Co.                                      10,103        61
   Persimmon PLC                                                 4,034        60
   Pilkington PLC                                                8,974        21
   Provident Financial PLC                                       3,528        46
   Prudential PLC                                               26,068       237
   Punch Taverns PLC                                               936        12

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER       VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 81.3% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 20.6% - (continued)
   Rank Group PLC                                               8,632   $     46
   Reckitt Benckiser PLC                                        7,248        228
   Reed Elsevier PLC                                           14,873        151
   Rentokil Initial PLC                                        23,893         73
   Reuters Group PLC                                           17,026        135
   Rexam PLC                                                    4,631         41
   Rio Tinto PLC                                               12,168        429
   RMC Group PLC                                                2,000         33
   Rolls-Royce Group PLC                                       19,928        100
   Royal & Sun Alliance Insurance Group PLC                    22,744         37
   Royal Bank of Scotland Group PLC                            34,359      1,177
   SABMiller PLC                                                9,259        153
   Sage Group PLC                                              11,000         44
   Schroders PLC                                                  690         10
   Scottish & Newcastle PLC                                     6,365         55
   Scottish & Southern Energy PLC                               9,858        166
   Scottish Power PLC                                          21,351        168
   Serco Group PLC                                              4,000         19
   Severn Trent PLC                                             3,000         53
   Shell Transport & Trading Co. PLC (Registered) +           103,957        975
   Signet Group PLC                                            15,300         33
   Slough Estates PLC                                           4,000         40
   Smith & Nephew PLC                                          11,040        113
   Smiths Group PLC                                             6,816        112
   SSL International PLC                                        2,000         12
   Stagecoach Group PLC                                         7,144         15
   Tate & Lyle PLC                                              3,575         36
   Taylor Woodrow PLC                                           5,046         29
   Tesco PLC                                                   87,574        514
   TI Automotive Ltd., Class A *                                5,000         --
   Tomkins PLC                                                  9,588         52
   Trinity Mirror PLC                                           1,471         19
   Unilever PLC                                                29,750        285
   United Business Media PLC                                    2,568         27
   United Utilities PLC +                                       5,496         66
   United Utilities PLC, Class A                                2,538         22
   Vodafone Group PLC                                         727,252      1,904
   Whitbread PLC                                                2,352         41
   William Hill PLC                                             3,000         35
   Wimpey (George) PLC                                          3,000         27
   Wolseley PLC                                                 6,947        148
   WPP Group PLC                                               13,114        151
   Yell Group PLC *                                             5,972   $     54
--------------------------------------------------------------------------------
                                                                          25,395
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $72,770)                                                           100,046

--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
--------------------------------------------------------------------------------
Germany - 0.1%
   Fresenius Medical Care A.G. +                                  250         16
   Henkel KGaA +                                                  785         70
   Porsche A.G.                                                    57         41
   ProSieben SAT.1 Media A.G. +                                   675         14
   RWE A.G.                                                       350         18
   Volkswagen A.G.                                                900         33
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $127)                                                                  192

--------------------------------------------------------------------------------
RIGHT - 0.0%
--------------------------------------------------------------------------------
Australia - 0.0%
   Origin Energy Ltd. *                                           987          1
--------------------------------------------------------------------------------
Total Right
--------------------------------------------------------------------------------
(Cost $-)                                                                      1

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 14.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio /(1)/                                      17,947,666     17,948
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $17,948)                                                            17,948

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.0%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                             $4,175     4,175

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.0% - CONTINUED
--------------------------------------------------------------------------------
   U.S. Treasury Bill, /(2)/
      2.17%, 3/24/05                                           $745         $744
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $4,919)                                                              4,919

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $95,764)                                                          $123,106

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the International Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION      EXP.      (000S)
--------------------------------------------------------------------------------
EuroStoxx-50                 22        $888       Long       3/05         $31

FTSE 100                      6         570       Long       3/05          27

Nikkei -225                   8         471       Long       3/05          17

SPI 200                       1          82       Long       3/05           2

TOPIX Index                   2         225       Long       3/05          18
--------------------------------------------------------------------------------
Total                                                                     $95

At February 28, 2005, the industry sectors for the International Equity Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                11.9%
Consumer Staples                                                       8.2
Energy                                                                 8.6
Financials                                                            27.5
Health Care                                                            7.7
Industrials                                                            9.6
Information Technology                                                 5.9
Materials                                                              8.0
Telecommunication Services                                             7.3
Utilities                                                              5.3
--------------------------------------------------------------------------------
Total                                                                100.0%

At February 28, 2005, the International Equity Index Portfolio's investments (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
--------------------------------------------------------------------------------
European Euro                                                         34.3%
United Kingdom Pound                                                  25.4
Japanese Yen                                                          21.5
Swiss Franc                                                            6.8
Australian Dollar                                                      5.3
All other currencies less than 5%                                      6.7
--------------------------------------------------------------------------------
Total                                                                100.0%

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

At February 28, 2005, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

--------------------------------------------------------------------------------
                       AMOUNT       IN        AMOUNT
CONTRACTS              (LOCAL    EXCHANGE     (LOCAL                  UNREALIZED
TO DELIVER           CURRENCY)      FOR     CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY               (000S)    CURRENCY     (000S)       DATE         (000S)
--------------------------------------------------------------------------------
U.S.
Dollar                 1,885     Euro          1,600      3/18/05       $ 26

                                 Hong
U.S.                             Kong
Dollar                    83     Dollar      650,000      3/02/05         --

U.S.                             Japanese
Dollar                 1,235     Yen         126,541      3/18/05        (23)

                                 United
U.S.                             Kingdom
Dollar                 1,468     Pound           789      3/18/05         46
--------------------------------------------------------------------------------
Total                                                                   $ 49

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $ 95,764
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 27,673
Gross tax depreciation of investments                                      (331)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 27,342
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 70.8%
--------------------------------------------------------------------------------
Advertising - 1.0%
   Getty Images, Inc. * +                                       2,000     $  143
--------------------------------------------------------------------------------
Aerospace/Defense - 0.8%
   Esterline Technologies Corp. *                               3,500        115
--------------------------------------------------------------------------------
Apparel - 1.6%
   Deckers Outdoor Corp. * +                                    2,700        111
   Quiksilver, Inc. *                                           3,700        117
--------------------------------------------------------------------------------
                                                                             228
--------------------------------------------------------------------------------
Banks - 1.4%
   East-West Bancorp, Inc.                                      5,800        208
--------------------------------------------------------------------------------
Biotechnology - 1.1%
   Serologicals Corp. * +                                       6,700        162
--------------------------------------------------------------------------------
Commercial Services - 7.9%
   Alliance Data Systems Corp. *                                2,800        111
   Bright Horizons Family Solutions, Inc. * +                   2,300        158
   Copart, Inc. *                                               8,100        189
   Corporate Executive Board Co.                                2,300        144
   CoStar Group, Inc. * +                                       5,700        210
   iPayment, Inc. * +                                           4,300        185
   Labor Ready, Inc. * +                                        8,200        154
--------------------------------------------------------------------------------
                                                                           1,151
--------------------------------------------------------------------------------
Computers - 1.3%
   Manhattan Associates, Inc. * +                               5,700        113
   Research In Motion Ltd. *                                    1,100         73
--------------------------------------------------------------------------------
                                                                             186
--------------------------------------------------------------------------------
Diversified Financial Services - 1.0%
   Chicago Mercantile Exchange Holdings, Inc.                     700        145
--------------------------------------------------------------------------------
Electronics - 0.8%
   Cymer, Inc. * +                                              3,800        110
--------------------------------------------------------------------------------
Entertainment - 5.1%
   Great Wolf Resorts, Inc. * +                                 7,092        176
   Lions Gate Entertainment Corp. * +                          21,000        223
   Penn National Gaming, Inc. *                                 3,300        199
   Station Casinos, Inc.                                        2,300        140
--------------------------------------------------------------------------------
                                                                             738
--------------------------------------------------------------------------------
Environmental Control - 0.7%
   Stericycle, Inc. *                                           2,100         96
--------------------------------------------------------------------------------
Food - 1.0%
   United Natural Foods, Inc. * +                               4,500        140
--------------------------------------------------------------------------------
Healthcare - Products - 9.7%
   Advanced Neuromodulation Systems, Inc. * +                   6,200        183
   American Medical Systems Holdings, Inc. *                    4,600        182
   Cooper Cos., Inc. +                                          1,000     $   82
   Gen-Probe, Inc. *                                            3,900        199
   IDEXX Laboratories, Inc. *                                   3,400        189
   Inamed Corp. *                                               2,900        198
   Respironics, Inc. *                                          3,400        196
   Sybron Dental Specialties, Inc. *                            5,100        182
--------------------------------------------------------------------------------
                                                                           1,411
--------------------------------------------------------------------------------
Healthcare - Services - 1.8%
   Pediatrix Medical Group, Inc. *                              2,600        178
   Psychiatric Solutions, Inc. *                                2,200         88
--------------------------------------------------------------------------------
                                                                             266
--------------------------------------------------------------------------------
Insurance - 0.9%
   Selective Insurance Group, Inc. +                            2,900        133
--------------------------------------------------------------------------------
Internet - 0.3%
   Shopping.com Ltd. * +                                        2,900         47
--------------------------------------------------------------------------------
Iron/Steel - 0.8%
   Reliance Steel & Aluminum Co.                                2,600        119
--------------------------------------------------------------------------------
Leisure Time - 1.0%
   Life Time Fitness, Inc. * +                                  5,800        145
--------------------------------------------------------------------------------
Lodging - 1.0%
   La Quinta Corp. *                                           16,700        155
--------------------------------------------------------------------------------
Machinery - Diversified - 1.0%
   Zebra Technologies Corp., Class A *                          2,800        140
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
   Ceradyne, Inc. * +                                           6,000        181
--------------------------------------------------------------------------------
Oil & Gas - 3.7%
   Edge Petroleum Corp. of Delaware *                           5,200         89
   Range Resources Corp.                                        6,900        174
   Southwestern Energy Co. *                                    4,400        269
--------------------------------------------------------------------------------
                                                                             532
--------------------------------------------------------------------------------
Oil & Gas Services - 2.5%
   Cal Dive International, Inc. *                               5,900        300
   Veritas DGC, Inc. * +                                        2,600         70
--------------------------------------------------------------------------------
                                                                             370
--------------------------------------------------------------------------------
Packaging & Containers - 1.4%
   Greif Inc., Class A                                          3,200        207
--------------------------------------------------------------------------------
Pharmaceuticals - 2.0%
   Prestige Brands Holdings, Inc. *                             6,220        112
   VCA Antech, Inc. *                                           9,100        183
--------------------------------------------------------------------------------
                                                                             295
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 70.8% - CONTINUED
--------------------------------------------------------------------------------
REITS - 0.9%
   Centerpoint Properties Corp.                                  3,100   $   136
--------------------------------------------------------------------------------
Restaurants - 1.0%
   Applebee's International, Inc.                                5,300       151
--------------------------------------------------------------------------------
Retail - 2.4%
   Aeropostale, Inc. * +                                         3,600       115
   Dick's Sporting Goods, Inc. * +                               6,600       236
--------------------------------------------------------------------------------
                                                                             351
--------------------------------------------------------------------------------
Semiconductors - 0.9%
   Integrated Circuit Systems, Inc. *                            6,300       127
--------------------------------------------------------------------------------
Software - 7.6%
   Ansys, Inc. *                                                 6,500       234
   Certegy, Inc.                                                 4,800       171
   Cognos, Inc. *                                                5,400       232
   Global Payments, Inc. +                                       3,900       216
   Hyperion Solutions Corp. *                                    4,900       247
--------------------------------------------------------------------------------
                                                                           1,100
--------------------------------------------------------------------------------
Telecommunications - 2.8%
   Adtran, Inc. +                                                7,300       137
   Andrew Corp. *                                               12,000       145
   Plantronics, Inc.                                             3,400       124
--------------------------------------------------------------------------------
                                                                             406
--------------------------------------------------------------------------------
Transportation - 4.2%
   Forward Air Corp. * +                                         2,300       102
   General Maritime Corp. * +                                    2,500       129
   Hunt (J.B.) Transport Services, Inc.                          3,800       179
   Universal Truckload Services, Inc. +                          3,200        72
   UTI Worldwide, Inc. +                                         1,800       133
--------------------------------------------------------------------------------
                                                                             615
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $8,412)                                                             10,309

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 26.3%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          3,501,046     3,501
   iShares Russell 2000 Growth Index Fund                        5,000       327
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $3,830)                                                              3,828

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.9%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                             $423     $   423
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $423)                                                                  423

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $12,665)                                                           $14,560

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the industry sectors for the Small Company Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                20.1%
Consumer Staples                                                       1.4
Energy                                                                10.0
Financials                                                             6.0
Health Care                                                           19.6
Industrials                                                           16.8
Information Technology                                                22.9
Materials                                                              3.2
--------------------------------------------------------------------------------
Total                                                                100.0%

Federal Tax Information:
As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $12,665
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 2,065
Gross tax depreciation of investments                                      (170)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 1,895
-------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1%
--------------------------------------------------------------------------------
Advertising - 0.4%
   Advo, Inc. +                                                 2,080      $ 76
   Catalina Marketing Corp. +                                   3,489        94
   Grey Global Group, Inc.                                         62        70
   R.H. Donnelley Corp. *                                       1,665       102
   Sitel Corp. *                                                3,200         6
   ValueVision Media, Inc., Class A *                           1,331        17
   Ventiv Health, Inc. *                                        1,219        29
--------------------------------------------------------------------------------
                                                                            394
--------------------------------------------------------------------------------
Aerospace/Defense - 0.9%
   AAR Corp. * +                                                2,243        25
   Armor Holdings, Inc. * +                                     1,871        75
   BE Aerospace, Inc. *                                         4,005        48
   Curtiss-Wright Corp.                                         1,344        75
   DRS Technologies, Inc. *                                     1,591        66
   Ducommun, Inc. *                                               590        12
   EDO Corp. +                                                  1,161        37
   Engineered Support Systems, Inc.                             1,470        81
   Esterline Technologies Corp. *                               1,606        53
   GenCorp, Inc. * +                                            3,076        57
   Heico Corp. +                                                1,147        26
   Herley Industries, Inc. * +                                    893        16
   Innovative Solutions & Supports, Inc. *                        500        15
   Kaman Corp., Class A +                                       1,790        21
   Moog, Inc., Class A * +                                      1,757        78
   MTC Technologies, Inc. * +                                     504        16
   Orbital Sciences Corp. * +                                   3,477        36
   Sequa Corp., Class A *                                         326        19
   Teledyne Technologies, Inc. *                                2,191        67
   Titan Corp. *                                                5,646        94
   Triumph Group, Inc. *                                        1,001        37
   United Industrial Corp. of New York                            681        23
--------------------------------------------------------------------------------
                                                                            977
--------------------------------------------------------------------------------
Agriculture - 0.3%
   Alico, Inc. +                                                  292        17
   Delta & Pine Land Co. +                                      2,511        73
   DIMON, Inc. +                                                3,136        20
   Maui Land & Pineapple Co., Inc. * +                            252        12
   Standard Commercial Corp.                                      714        13
   Tejon Ranch Co. * +                                            601        30
   Universal Corp. of Virginia                                  1,708        86
   Vector Group Ltd.                                            1,628        27
--------------------------------------------------------------------------------
                                                                            278
--------------------------------------------------------------------------------
Airlines - 0.3%
   Airtran Holdings, Inc. * +                                   5,812      $ 46
   Alaska Air Group, Inc. * +                                   1,775        50
   America West Holdings Corp., Class B * +                     2,534        12
   Continental Airlines, Inc., Class B * +                      4,555        49
   Delta Air lines, Inc. * +                                    7,300        34
   ExpressJet Holdings, Inc. *                                  2,427        27
   FLYi, Inc. * +                                               3,255         5
   Frontier Airlines, Inc. * +                                  2,440        21
   Mesa Air Group, Inc. * +                                     2,216        17
   Northwest Airlines Corp. * +                                 5,454        38
   Pinnacle Airlines Corp., *                                   1,100        12
   Skywest, Inc.                                                3,887        66
--------------------------------------------------------------------------------
                                                                            377
--------------------------------------------------------------------------------
Apparel - 0.7%
   Carter's, Inc. * +                                             300        12
   Cherokee, Inc.                                                 523        19
   Deckers Outdoor Corp. * +                                      654        27
   DHB Industries, Inc. * +                                     1,562        22
   Guess?, Inc. *                                                 900        13
   Gymboree Corp. * +                                           2,016        24
   Hartmarx Corp. *                                             1,200        10
   K-Swiss, Inc., Class A                                       1,814        56
   Kellwood Co.                                                 1,792        51
   Oshkosh B'Gosh, Inc., Class A                                  645        20
   Oxford Industries, Inc. +                                      898        32
   Perry Ellis International, Inc. *                              336         8
   Phillips-Van Heusen Corp. +                                  1,627        45
   Quiksilver, Inc. * +                                         3,788       120
   Russell Corp.                                                1,859        34
   Skechers U.S.A., Inc., Class A * +                           1,331        20
   Steven Madden Ltd. * +                                         845        16
   Stride Rite Corp.                                            2,477        32
   Warnaco Group (The), Inc. * +                                3,021        72
   Weyco Group, Inc. +                                            252        11
   Wolverine World Wide, Inc.                                   4,062        91
--------------------------------------------------------------------------------
                                                                            735
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +                                               504        22
   Wabash National Corp. * +                                    2,135        58
--------------------------------------------------------------------------------
                                                                             80
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.6%
   Aftermarket Technology Corp. *                                 768        11

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.6% - (continued)
   ArvinMeritor, Inc.                                            4,600     $ 78
   Bandag, Inc. +                                                  778       34
   Collins & Aikman Corp. * +                                    2,585        5
   Commercial Vehicle Group, Inc. *                                500       11
   Cooper Tire & Rubber Co. +                                    4,441       86
   Exide Technologies *                                          1,600       24
   Goodyear Tire & Rubber (The) Co. * +                         10,520      152
   Hayes Lemmerz International, Inc. *                           2,400       18
   Keystone Automotive Industries, Inc. * +                        961       22
   Modine Manufacturing Co.                                      1,537       50
   Noble International Ltd. +                                      600       14
   Sports Resorts International, Inc. *                            100       --
   Standard Motor Products, Inc. +                                 700        8
   Strattec Security Corp. *                                       284       16
   Superior Industries International, Inc. +                     1,534       41
   Tenneco Automotive, Inc. * +                                  2,892       44
   Visteon Corp. * +                                             8,725       59
--------------------------------------------------------------------------------
                                                                            673
--------------------------------------------------------------------------------
Banks - 5.4%
   1st Source Corp. +                                              987       23
   ABC Bancorp +                                                   834       18
   Alabama National Bancorp                                        818       51
   Amcore Financial, Inc. +                                      1,741       50
   AmericanWest Bancorp * +                                        831       16
   Arrow Financial Corp. +                                         678       19
   Bancfirst Corp. +                                               259       18
   BancorpSouth, Inc.                                            5,100      107
   BancTrust Financial Group, Inc. +                               587       12
   Bank Mutual Corp.                                             4,959       60
   Bank of Granite Corp. +                                       1,077       20
   Bank of the Ozarks, Inc. +                                      708       24
   Banner Corp.                                                    797       24
   Boston Private Financial Holdings, Inc.                       1,692       46
   Bryn Mawr Bank Corp. +                                          650       14
   Camden National Corp. +                                         734       26
   Capital City Bank Group, Inc. +                                 790       33
   Capital Corp. of the West +                                     420       19
   Capitol Bancorp Ltd.                                            662       20
   Cascade Bancorp                                               1,292       24
   Cathay Bancorp, Inc. +                                        2,950      106
   Center Financial Corp. +                                        640       14
   Central Coast Bancorp * +                                       820       17
   Central Pacific Financial Corp.                               1,697     $ 61
   Century Bancorp, Inc. of Massachusetts, Class A                 266        8
   Chemical Financial Corp.                                      1,710       57
   Chittenden Corp.                                              3,076       82
   Citizens Banking Corp. of Michigan +                          2,908       90
   City Holding Co. +                                            1,153       36
   CityBank Lynwood of Washington                                  665       21
   Coastal Financial Corp. +                                     1,074       16
   CoBiz, Inc. +                                                   906       18
   Columbia Bancorp                                                468       15
   Columbia Banking Systems, Inc.                                  971       23
   Community Bank System, Inc. +                                 1,726       41
   Community Banks, Inc. +                                         934       24
   Community Trust Bancorp, Inc. +                                 745       22
   Corus Bankshares, Inc.                                        1,002       50
   CVB Financial Corp.                                           3,092       58
   East-West Bancorp, Inc.                                       3,389      122
   EuroBancshares, Inc. *                                          400        8
   Farmers Capital Bank Corp. +                                    509       18
   Financial Institutions, Inc. +                                  685       15
   First Bancorp of North Carolina +                               942       23
   First BanCorp of Puerto Rico                                  2,300      108
   First Busey Corp. +                                           1,113       22
   First Charter Corp. +                                         1,962       46
   First Citizens Bancshares, Inc., Class A +                      399       59
   First Commonwealth Financial Corp. +                          4,680       66
   First Community Bancorp of California                           900       39
   First Community Bancshares, Inc. +                              699       22
   First Financial Bancorp +                                     2,300       42
   First Financial Bankshares, Inc. +                              951       43
   First Financial Corp. of Indiana +                            1,166       37
   First Indiana Corp. +                                           840       21
   First Merchants Corp. +                                       1,238       33
   First Midwest Bancorp, Inc. of Illinois                       3,000      102
   First Oak Brook Bancshares, Inc.                                500       15
   First of Long Island (The) Corp. +                              300       14
   First Republic Bank +                                           779       41
   First State Bancorporation +                                    549       19
   FNB Corp. of Pennsylvania +                                   3,100       59
   FNB Corp. of Virginia +                                         472       12
   Frontier Financial Corp. +                                    1,069       42
   GB&T Bancshares, Inc.                                           520       12

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Banks - 5.4% - (continued)
   German American Bancorp +                                      777      $ 12
   Glacier Bancorp, Inc. +                                      1,638        52
   Gold Banc Corp., Inc. +                                      2,706        38
   Great Southern Bancorp, Inc. +                                 812        27
   Greater Bay Bancorp                                          3,380        86
   Hancock Holding Co. +                                        1,852        57
   Hanmi Financial Corp.                                        1,782        32
   Harleysville National Corp. +                                1,795        42
   Heartland Financial USA, Inc. +                                756        15
   IBERIABANK Corp.                                               371        22
   Independent Bank Corp. of Massachusetts                        888        26
   Independent Bank Corp. of Michigan +                         1,278        39
   Integra Bank Corp. +                                         1,276        28
   Interchange Financial Services Corp. of
      New Jersey +                                              1,413        25
   Irwin Financial Corp. +                                      1,169        27
   Lakeland Bancorp, Inc. +                                       997        16
   Lakeland Financial Corp. +                                     393        15
   Macatawa Bank Corp. +                                          716        26
   Main Street Banks, Inc. +                                      920        29
   MainSource Financial Group, Inc. +                             787        17
   MB Financial, Inc. +                                         1,283        52
   MBT Financial Corp. +                                        1,243        26
   Mercantile Bank Corp. +                                        441        19
   Mid-State Bancshares +                                       1,575        42
   Midwest Banc Holdings, Inc. +                                  772        16
   Nara Bancorp, Inc. +                                         1,213        24
   National Penn Bancshares, Inc. +                             2,088        54
   NBC Capital Corp. +                                            516        12
   NBT Bancorp, Inc. +                                          2,197        52
   Old National Bancorp of Indiana                              4,515        93
   Old Second Bancorp, Inc. +                                     922        30
   Omega Financial Corp.                                          783        25
   Oriental Financial Group, Inc. +                             1,208        32
   Pacific Capital Bancorp                                      3,046        85
   Park National Corp.                                            945       112
   Peapack Gladstone Financial Corp. +                            594        17
   Pennrock Financial Services Corp. +                            664        24
   Peoples Bancorp, Inc. of Ohio                                  708        18
   Peoples Holding (The) Co. +                                    675        22
   PrivateBancorp, Inc. +                                       1,100        36
   Prosperity Bancshares, Inc. +                                1,067        29
   Provident Bankshares Corp.                                   2,121        71
   R & G Financial Corp. +                                      1,823      $ 66
   Republic Bancorp, Inc. of Kentucky, Class A +                  636        17
   Republic Bancorp, Inc. of Michigan                           4,708        69
   Riggs National Corp. * +                                     1,136        22
   Royal Bancshares of Pennsylvania, Inc. +                       335         8
   S & T Bancorp, Inc. +                                        1,563        58
   Sandy Spring Bancorp, Inc. +                                   974        32
   Santander BanCorp +                                            371        12
   SCBT Financial Corp.                                           705        21
   Seacoast Banking Corp. of Florida                              905        18
   Security Bank Corp. of Georgia +                               336        14
   Signature Bank of New York *                                   300         9
   Silicon Valley Bancshares * +                                2,334       102
   Simmons First National Corp., Class A +                      1,140        30
   Smithtown Bancorp, Inc. +                                      200         6
   Southern Community Financial Corp. +                           700         7
   Southside Bancshares, Inc.                                     740        16
   Southwest Bancorp of Texas, Inc. +                           4,602        88
   Southwest Bancorp, Inc. of Oklahoma +                          696        14
   State Bancorp, Inc. of New York +                              619        16
   State Financial Services Corp., Class A                        420        13
   Sterling Bancorp of New York                                 1,124        28
   Sterling Bancshares, Inc. +                                  3,064        45
   Sterling Financial Corp. of Pennsylvania +                   1,693        45
   Suffolk Bancorp +                                              952        32
   Sun Bancorp, Inc. of New Jersey *                              597        15
   Susquehanna Bancshares, Inc. +                               3,035        75
   SY Bancorp, Inc. +                                             839        21
   Taylor Capital Group, Inc. +                                   336        11
   Texas Capital Bancshares, Inc. *                             1,200        28
   Texas Regional Bancshares, Inc., Class A                     2,722        81
   Tompkins Trustco, Inc. +                                       700        30
   Trico Bancshares +                                             942        19
   Trustco Bank Corp. of New York +                             4,978        60
   Trustmark Corp.                                              3,000        83
   UMB Financial Corp. +                                          989        56
   Umpqua Holdings Corp. +                                      2,982        71
   Union Bankshares Corp. of Virginia +                           661        24
   United Bankshares, Inc.                                      2,400        82
   United Community Banks, Inc. of Georgia                      1,930        48
   Univest Corp. of Pennsylvania +                                400        16
   Unizan Financial Corp.                                       1,451        34

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Banks - 5.4% - (continued)
   USB Holding Co., Inc. +                                         981    $   22
   USB Holdings Co., Inc. *                                     50,000        --
   Virginia Commerce Bancorp * +                                   525        14
   Virginia Financial Group, Inc. +                                633        20
   Washington Trust Bancorp, Inc. +                              1,096        31
   WesBanco, Inc. +                                              1,201        32
   West Bancorp +                                                1,410        25
   West Coast Bancorp of Oregon +                                1,025        25
   Westamerica Bancorporation +                                  2,100       109
   Western Sierra Bancorp * +                                      528        20
   Wilshire Bancorp, Inc. * +                                      900        12
   Wintrust Financial Corp.                                      1,446        78
   Yardville National Bancorp                                      645        21
--------------------------------------------------------------------------------
                                                                           5,896
--------------------------------------------------------------------------------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                              596        14
   Coca-Cola Bottling Co. Consolidated +                           265        14
   Farmer Bros. Co.                                                300         8
   Hansen Natural Corp. * +                                        400        18
   Peet's Coffee & Tea, Inc. *                                     805        19
--------------------------------------------------------------------------------
                                                                              73
--------------------------------------------------------------------------------
Biotechnology - 1.2%
   Aksys Ltd. * +                                                1,094         5
   Alexion Pharmaceuticals, Inc. *                               1,805        42
   Applera Corp. (Celera Genomics Group) *                       4,948        55
   Ariad Pharmaceuticals, Inc. * +                               3,398        21
   Avant Immunotherapeutics, Inc. *                              4,951         8
   Axonyx, Inc. *                                                4,000         7
   Bio-Rad Laboratories, Inc., Class A *                         1,100        54
   Biocryst Pharmaceuticals, Inc. * +                            1,700        10
   Cambrex Corp. +                                               1,629        37
   CancerVax Corp. * +                                             900         7
   Cell Genesys, Inc. * +                                        2,856        17
   Ciphergen Biosystems, Inc. * +                                1,764         5
   CuraGen Corp. * +                                             2,930        16
   Curis, Inc. * +                                               2,900        12
   Cytogen Corp. * +                                             1,200        15
   Decode Genetics, Inc. * +                                     3,529        23
   Digene Corp. * +                                                902        22
   Diversa Corp. * +                                             1,594        11
   Encysive Pharmaceuticals, Inc. * +                            3,932        43
   Enzo Biochem, Inc. * +                                        1,878        31
   Enzon Pharmaceuticals, Inc. *                                 3,047    $   33
   Exelixis, Inc. * +                                            4,131        29
   Genaera Corp. *                                               4,200        13
   Genelabs Technologies, Inc. *                                 5,300         4
   Genencor International, Inc. *                                  727        14
   Geron Corp. * +                                               3,115        22
   Human Genome Sciences, Inc. * +                               8,700        97
   Illumina, Inc. *                                              1,700        14
   Immunogen, Inc. * +                                           2,818        17
   Immunomedics, Inc. * +                                        3,702        10
   Incyte Corp. * +                                              4,497        39
   Integra LifeSciences Holdings Corp. *                         1,346        50
   InterMune, Inc. * +                                           1,966        22
   Keryx Biopharmaceuticals, Inc. * +                            1,600        21
   Kosan Biosciences, Inc. *                                     1,465         8
   Lexicon Genetics, Inc. *                                      4,090        23
   Lifecell Corp. *                                              1,900        16
   Maxim Pharmaceuticals, Inc. *                                 2,500         4
   Maxygen, Inc. * +                                             1,784        17
   Myriad Genetics, Inc. * +                                     2,108        46
   Nanogen, Inc. * +                                             2,400         9
   Neose Technologies, Inc. * +                                  1,113         5
   Northfield laboratories, Inc. * +                             1,300        20
   Oscient Pharmaceuticals Corp. *                               4,900        16
   Peregrine Pharmaceuticals, Inc. *                             9,278        11
   Praecis Pharmaceuticals, Inc. * +                             3,670         5
   Regeneration Technologies, Inc. *                             1,830        20
   Regeneron Pharmaceuticals, Inc. * +                           2,731        17
   Seattle Genetics, Inc. * +                                    2,724        14
   Serologicals Corp. * +                                        1,904        46
   SuperGen, Inc. * +                                            3,741        19
   Telik, Inc. *                                                 3,412        64
   Third Wave Technologies, Inc. * +                             2,014        14
   Transkaryotic Therapies, Inc. * +                             1,992        46
   Vertex Pharmaceuticals, Inc. * +                              5,594        65
--------------------------------------------------------------------------------
                                                                           1,311
--------------------------------------------------------------------------------
Building Materials - 0.8%
   Aaon, Inc. *                                                    780        12
   Apogee Enterprises, Inc.                                      1,855        26
   Comfort Systems USA, Inc. *                                   2,200        17
   Drew Industries, Inc. * +                                       490        18
   Eagle Materials, Inc. +                                       1,241       104

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 0.8% - (continued)
   ElkCorp +                                                    1,426     $   55
   Genlyte Group, Inc. *                                          792         71
   Lennox International, Inc. +                                 3,000         65
   LSI Industries, Inc.                                         1,438         16
   NCI Building Systems, Inc. *                                 1,313         49
   Simpson Manufacturing Co., Inc.                              2,372         82
   Texas Industries, Inc.                                       1,418         95
   Trex Co., Inc. * +                                             624         28
   Universal Forest Products, Inc. +                            1,044         41
   USG Corp. * +                                                2,133         67
   York International Corp.                                     2,773        107
--------------------------------------------------------------------------------
                                                                             853
--------------------------------------------------------------------------------
Chemicals - 1.9%
   Aceto Corp. +                                                1,554         14
   Airgas, Inc.                                                 3,900         98
   Albemarle Corp. +                                            2,394         91
   American Vanguard Corp. +                                      300         12
   Arch Chemicals, Inc.                                         1,516         43
   Cabot Microelectronics Corp. * +                             1,681         55
   Crompton Corp. +                                             7,652        105
   Cytec Industries, Inc.                                       2,577        130
   Ferro Corp.                                                  2,793         55
   FMC Corp. *                                                  2,467        122
   Fuller (H.B.) Co.                                            1,856         49
   Georgia Gulf Corp.                                           1,964        104
   Grace (W.R.) & Co. *                                         4,634         46
   Great Lakes Chemical Corp.                                   3,318         89
   Hercules, Inc. *                                             7,524        108
   Kronos Worldwide, Inc.                                         312         15
   MacDermid, Inc. +                                            1,858         62
   Minerals Technologies, Inc. +                                1,406         88
   Mosaic Co. (The) * +                                         8,514        140
   NewMarket Corp. *                                            1,075         20
   NL Industries, Inc.                                            598         13
   Octel Corp. +                                                  730         14
   Olin Corp.                                                   4,706        117
   OM Group, Inc. * +                                           1,934         62
   Omnova Solutions, Inc. *                                     2,757         13
   PolyOne Corp. *                                              6,256         57
   Quaker Chemical Corp.                                          681         15
   Schulman (A.), Inc. +                                        2,054         37
   Sensient Technologies Corp. +                                3,173         69
   Spartech Corp.                                               1,670     $   37
   Stepan Co.                                                     443         10
   Symyx Technologies, Inc. * +                                 1,830         51
   Terra Industries, Inc. * +                                   2,400         20
   UAP Holding Corp. *                                          1,600         25
   Valhi, Inc.                                                  1,100         17
   Wellman, Inc. +                                              2,201         30
   Westlake Chemical Corp.                                        700         24
--------------------------------------------------------------------------------
                                                                           2,057
--------------------------------------------------------------------------------
Commercial Services - 2.7%
   Aaron Rents, Inc. +                                          2,535         52
   ABM Industries, Inc. +                                       2,533         47
   ACE Cash Express, Inc. *                                       700         18
   Administaff, Inc. +                                          1,498         20
   Advisory Board (The) Co. *                                   1,079         43
   Albany Molecular Research, Inc. * +                          1,589         16
   Alderwoods Group, Inc. * +                                   2,742         34
   AMN Healthcare Services, Inc. * +                              811         11
   Arbitron, Inc.                                               2,209         90
   Banta Corp.                                                  1,678         74
   Bowne & Co., Inc. +                                          2,357         37
   Bright Horizons Family Solutions, Inc. * +                     844         58
   CDI Corp. +                                                    864         18
   Central Parking Corp. +                                      1,295         18
   Century Business Services, Inc. *                            5,321         22
   Charles River Associates, Inc. * +                             726         31
   Chemed Corp.                                                   824         59
   Clark, Inc. +                                                1,305         23
   Coinstar, Inc. *                                             1,403         33
   Consolidated Graphics, Inc. *                                  784         41
   Cornell Cos., Inc. * +                                       1,019         14
   Corrections Corp. of America *                               2,462         93
   Corvel Corp. *                                                 557         12
   CoStar Group, Inc. * +                                       1,095         40
   Cross Country Healthcare, Inc. * +                           1,513         23
   DiamondCluster International, Inc. *                         1,500         26
   Dollar Thrifty Automotive Group *                            1,727         53
   Educate, Inc. *                                                900         12
   Electro Rent Corp. *                                         1,370         19
   Euronet Worldwide, Inc. * +                                  1,414         37
   Exponent, Inc. *                                               300          7
   Forrester Research, Inc. *                                   1,075         17

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Commercial Services - 2.7% - (continued)
   FTI Consulting, Inc. *                                         2,819   $   54
   Gartner, Inc., Class A * +                                     4,283       41
   Geo Group, Inc. *                                                688       20
   Gevity HR, Inc.                                                1,527       28
   Greg Manning Auctions, Inc. * +                                  600        6
   Healthcare Services Group +                                    1,051       24
   Heidrick & Struggles International, Inc. *                     1,117       38
   Hooper Holmes, Inc.                                            4,505       20
   Hudson Highland Group, Inc. * +                                1,246       21
   Insurance Auto Auctions, Inc. * +                                656       18
   Integrated Electrical Services, Inc. *                         2,253        8
   Interactive Data Corp. *                                       2,400       49
   Intersections, Inc. *                                            700        9
   iPayment, Inc. * +                                               720       31
   Jackson Hewitt Tax Service, Inc. +                             2,400       50
   Kelly Services, Inc., Class A +                                1,154       34
   Kforce, Inc. *                                                 1,500       17
   Korn/Ferry International * +                                   2,140       41
   Labor Ready, Inc. * +                                          2,820       53
   Landauer, Inc. +                                                 644       31
   Learning Tree International, Inc. * +                            744       11
   LECG Corp. *                                                     700       13
   MAXIMUS, Inc.                                                  1,250       42
   McGrath Rentcorp                                                 586       25
   Medical Staffing Network Holdings, Inc. * +                      923        6
   Midas, Inc. *                                                  1,096       23
   Monro Muffler, Inc. *                                            819       22
   MPS Group, Inc. *                                              7,093       76
   Navigant Consulting, Inc. *                                    3,134       81
   NCO Group, Inc. *                                              1,766       35
   Parexel International Corp. * +                                1,695       38
   PDI, Inc. *                                                      564       11
   PRA International *                                              400       10
   Pre-Paid Legal Services, Inc. +                                  767       27
   PRG-Schultz International, Inc. * +                            3,244       15
   Princeton Review, Inc. * +                                     1,348        7
   Quanta Services, Inc. * +                                      4,836       38
   Rent-Way, Inc. * +                                             1,716       13
   Resources Connection, Inc. * +                                 1,552       77
   Rewards Network, Inc. * +                                      1,542        8
   Rollins, Inc.                                                  1,272       32
   SFBC International, Inc. * +                                     980       43
   Sotheby's Holdings, Inc., Class A * +                          3,356   $   60
   Source Interlink Cos., Inc. *                                  1,323       15
   SOURCECORP, Inc. *                                             1,054       22
   Spherion Corp. * +                                             4,071       32
   Startek, Inc. +                                                  788       14
   Stewart Enterprises, Inc., Class A *                           7,189       46
   Strayer Education, Inc. +                                        969      102
   TeleTech Holdings, Inc. * +                                    2,525       29
   United Rentals, Inc. * +                                       2,899       55
   Universal Technical Institute, Inc. * +                          900       32
   Valassis Communications, Inc. * +                              3,600      135
   Vertrue, Inc. * +                                                508       20
   Volt Information Sciences, Inc. *                                523       15
   Watson Wyatt & Co. Holdings +                                  2,209       60
--------------------------------------------------------------------------------
                                                                           2,981
--------------------------------------------------------------------------------
Computers - 1.9%
   Advanced Digital Information Corp. *                           4,279       35
   AGILYSYS, Inc. +                                               1,890       36
   Ansoft Corp. *                                                   604       16
   Anteon International Corp. *                                   1,763       67
   BISYS Group (The), Inc. *                                      8,100      120
   Brocade Communications Systems, Inc. *                        17,400      108
   CACI International, Inc., Class A * +                          2,066      111
   Carreker Corp. *                                               1,700       12
   Catapult Communications Corp. *                                  503       12
   CIBER, Inc. *                                                  3,585       27
   Covansys Corp. *                                               1,200       14
   Cray, Inc. * +                                                 5,945       22
   Cyberguard Corp. * +                                           1,639       12
   Digimarc Corp. * +                                               910        7
   Dot Hill Systems Corp. * +                                     2,785       18
   Echelon Corp. * +                                              2,027       14
   Electronics for Imaging, Inc. * +                              3,558       59
   Factset Research Systems, Inc. +                               1,950       64
   Gateway, Inc. * +                                             14,874       70
   Hutchinson Technology, Inc. * +                                1,762       57
   iGate Corp. * +                                                1,709        7
   Imation Corp.                                                  2,300       79
   InFocus Corp. * +                                              2,739       17
   Intergraph Corp. * +                                           2,208       66
   InterVoice, Inc. * +                                           2,653       29
   Iomega Corp. * +                                               4,001       18

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Computers - 1.9% - (continued)
   Kanbay International, Inc. *                                     400   $    9
   Komag, Inc. * +                                                1,930       39
   Kronos, Inc. * +                                               2,088      117
   LaserCard Corp. *                                                894        7
   Lexar Media, Inc. * +                                          5,180       21
   Magma Design Automation, Inc. * +                              1,698       22
   Manhattan Associates, Inc. * +                                 1,994       40
   McData Corp., Class A * +                                      7,800       31
   Mentor Graphics Corp. * +                                      4,992       69
   Mercury Computer Systems, Inc. *                               1,416       42
   Micros Systems, Inc. *                                         2,236       72
   Mobility Electronics, Inc. * +                                 2,000       15
   MTS Systems Corp.                                              1,426       43
   Ness Technologies, Inc. *                                        700        9
   Netscout Systems, Inc. *                                       1,559        8
   Overland Storage, Inc. * +                                       788       12
   PalmOne, Inc. *                                                2,752       65
   PEC Solutions, Inc. *                                            669        8
   Perot Systems Corp., Class A * +                               5,142       68
   Quantum Corp. * +                                             11,396       33
   Radisys Corp. * +                                              1,297       20
   SI International, Inc. *                                         500       13
   Silicon Graphics, Inc. * +                                    19,176       21
   Silicon Storage Technology, Inc. * +                           5,471       25
   SimpleTech, Inc. *                                               700        3
   SRA International, Inc., Class A *                               883       54
   Stratasys, Inc. *                                                630       18
   SYKES Enterprises, Inc. * +                                    1,990       15
   Synaptics, Inc. * +                                            1,506       36
   Syntel, Inc. +                                                   530       10
   Talx Corp.                                                     1,427       29
   Tier Technologies, Inc., Class B * +                           1,066        7
   Transact Technologies, Inc. * +                                  600       11
   Tyler Technologies, Inc. * +                                   2,957       21
--------------------------------------------------------------------------------
                                                                           2,110
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.1%
   Chattem, Inc. *                                                1,131       41
   Elizabeth Arden, Inc. *                                        1,510       39
   Inter Parfums, Inc. +                                            300        4
   Revlon, Inc., Class A * +                                     11,500       28
--------------------------------------------------------------------------------
                                                                             112
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.6%
   Advanced Marketing Services, Inc. * +                          1,206   $    9
   Aviall, Inc. *                                                 1,764       49
   Beacon Roofing Supply, Inc. *                                    800       17
   Brightpoint, Inc. * +                                          1,100       20
   Building Material Holding Corp.                                  904       42
   Central European Distribution Corp. * +                          857       33
   Handleman Co.                                                  1,470       30
   LKQ Corp. *                                                      800       15
   Navarre Corp. * +                                              1,494       10
   Owens & Minor, Inc. +                                          2,669       74
   Scansource, Inc. * +                                             895       56
   SCP Pool Corp. +                                               3,677      125
   United Stationers, Inc. *                                      2,218       98
   Watsco, Inc.                                                   1,540       59
   WESCO International, Inc. *                                    1,201       43
--------------------------------------------------------------------------------
                                                                             680
--------------------------------------------------------------------------------
Diversified Financial Services - 0.9%
   Accredited Home Lenders Holding Co. *                          1,137       45
   Advanta Corp., Class B +                                       1,276       31
   Affiliated Managers Group, Inc. * +                            1,693      110
   Asta Funding, Inc.                                               500       11
   BKF Capital Group, Inc.                                          300       12
   Calamos Asset Management, Inc., Class A                        1,500       43
   Charter Municipal Mortgage Acceptance Co. +                    2,915       64
   Cityscape Financial Corp. *                                    2,500       --
   CompuCredit Corp. * +                                          1,180       35
   Credit Acceptance Corp. * +                                      847       19
   Encore Capital Group, Inc. *                                     700       14
   eSPEED, Inc., Class A *                                        1,668       15
   Federal Agricultural Mortgage Corp., Class C +                   621       12
   Financial Federal Corp.                                        1,306       45
   Gabelli Asset Management, Inc., Class A                          416       18
   Investment Technology Group, Inc. * +                          2,960       56
   Knight Trading Group, Inc. * +                                 7,721       81
   LaBranche & Co., Inc. *                                        3,400       31
   MarketAxess Holdings, Inc. * +                                   500        6
   Metris Cos., Inc. * +                                          2,263       27
   National Financial Partners Corp.                              2,200       87
   Nelnet, Inc., Class A *                                          600       20
   Piper Jaffray Cos. *                                           1,328       53
   Portfolio Recovery Associates, Inc. *                            907       34
   Sanders Morris Harris Group, Inc. +                              839       14

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 0.9% - (continued)
   SWS Group, Inc.                                                1,148   $   21
   World Acceptance Corp. * +                                     1,293       35
--------------------------------------------------------------------------------
                                                                             939
--------------------------------------------------------------------------------
Electric - 1.1%
   Aquila, Inc. * +                                              15,689       56
   Avista Corp.                                                   3,189       58
   Black Hills Corp. +                                            2,210       70
   Calpine Corp. * +                                             29,800       99
   Central Vermont Public Service Corp. +                         1,044       23
   CH Energy Group, Inc.                                          1,011       47
   Cleco Corp. +                                                  3,219       65
   CMS Energy Corp. * +                                          13,061      159
   Duquesne Light Holdings, Inc. +                                4,900       92
   El Paso Electric Co. *                                         3,352       67
   Empire District Electric (The) Co. +                           1,659       38
   Idacorp, Inc. +                                                2,608       75
   MGE Energy, Inc.                                               1,446       52
   Otter Tail Corp. +                                             1,937       49
   PNM Resources, Inc.                                            4,043      106
   PNM Resources, Inc. *                                         50,000       --
   Sierra Pacific Resources * +                                   7,926       79
   UIL Holdings Corp.                                               881       44
   Unisource Energy Corp. +                                       2,277       69
--------------------------------------------------------------------------------
                                                                           1,248
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.6%
   Advanced Energy Industries, Inc. * +                           1,301       12
   American Superconductor Corp. * +                              1,500       16
   Artesyn Technologies, Inc. * +                                 2,528       26
   Belden CDT, Inc.                                               3,381       81
   C&D Technologies, Inc.                                         1,577       22
   Cherokee International Corp. *                                   800        6
   Encore Wire Corp. * +                                          1,159       14
   Energy Conversion Devices, Inc. * +                            1,427       29
   EnerSys *                                                        600        9
   General Cable Corp. * +                                        2,714       32
   GrafTech International Ltd. * +                                6,834       63
   Intermagnetics General Corp. * +                               1,803       48
   Littelfuse, Inc. *                                             1,463       48
   Magnetek, Inc. *                                               1,300        6
   Medis Technologies Ltd. * +                                      936       18
   Powell Industries, Inc. * +                                      552       10
   Power-One, Inc. * +                                            4,352       25
   Rayovac Corp. * +                                              3,284   $  141
   Ultralife Batteries, Inc. *                                    1,100       19
   Universal Display Corp. * +                                    1,201        9
   Valence Technology, Inc. * +                                   4,112       12
   Vicor Corp. +                                                  1,494       17
   Wilson Greatbatch Technologies, Inc. * +                       1,429       25
--------------------------------------------------------------------------------
                                                                             688
--------------------------------------------------------------------------------
Electronics - 1.8%
   Analogic Corp.                                                   718       31
   BEI Technologies, Inc.                                           847       23
   Bel Fuse, Inc., Class B                                          822       25
   Benchmark Electronics, Inc. *                                  2,694       88
   Brady Corp., Class A                                           2,464       85
   California Micro Devices Corp. *                               1,700       13
   Checkpoint Systems, Inc. * +                                   2,594       43
   Coherent, Inc. * +                                             2,018       61
   CTS Corp. +                                                    2,356       31
   Cubic Corp. +                                                  1,075       20
   CyberOptics Corp. * +                                            700       10
   Cymer, Inc. * +                                                2,453       71
   Daktronics, Inc. * +                                           1,103       24
   DDi Corp. * +                                                  1,300        3
   Dionex Corp. *                                                 1,217       70
   Electro Scientific Industries, Inc. * +                        1,866       42
   Excel Technology, Inc. *                                         793       18
   Faro Technologies, Inc. *                                        800       21
   FEI Co. *                                                      1,776       44
   Identix, Inc. * +                                              5,869       35
   II-VI, Inc. * +                                                  764       30
   Itron, Inc. *                                                  1,413       38
   Keithley Instruments, Inc.                                     1,007       17
   Kemet Corp. * +                                                5,833       48
   LeCroy Corp. *                                                   400       10
   Measurement Specialties, Inc. * +                                600       15
   Merix Corp. *                                                  1,200       12
   Methode Electronics, Inc.                                      2,345       26
   Metrologic Instruments, Inc. * +                                 872       21
   Molecular Devices Corp. *                                        918       19
   OSI Systems, Inc. *                                            1,018       17
   Park Electrochemical Corp.                                     1,155       23
   Paxar Corp. *                                                  2,217       52
   Photon Dynamics, Inc. * +                                      1,145       27

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 1.8% - (continued)
   Planar Systems, Inc. * +                                       1,009   $    8
   Plexus Corp. * +                                               2,947       31
   RAE Systems, Inc. * +                                          2,700       12
   Rofin-Sinar Technologies, Inc. * +                               959       35
   Rogers Corp. * +                                               1,084       50
   SBS Technologies, Inc. *                                       1,282       16
   Sonic Solutions * +                                            1,275       20
   Spatialight, Inc. * +                                          1,900       10
   Stoneridge, Inc. *                                             1,075       13
   Sypris Solutions, Inc.                                           463        5
   Taser International, Inc. * +                                  3,300       43
   Technitrol, Inc. +                                             2,711       48
   Thomas & Betts Corp. *                                         3,996      124
   Trimble Navigation Ltd. *                                      3,400      122
   TTM Technologies, Inc. * +                                     2,605       28
   Varian, Inc. *                                                 2,336      100
   Viisage Technology, Inc. * +                                   2,100       12
   Watts Industries, Inc., Class A +                              1,479       49
   Woodhead Industries, Inc. +                                      813       11
   Woodward Governor Co. +                                          622       46
   X-Rite, Inc. +                                                 1,638       27
   Zygo Corp. *                                                   1,291       17
--------------------------------------------------------------------------------
                                                                           1,940
--------------------------------------------------------------------------------
Energy-Alternate Sources - 0.2%
   Danielson Holdings Corp. *                                     2,800       45
   FuelCell Energy, Inc. * +                                      3,129       34
   Headwaters, Inc. * +                                           2,347       76
   KFX, Inc. * +                                                  3,198       54
   Plug Power, Inc. * +                                           3,356       24
   Syntroleum Corp. *                                             2,200       25
--------------------------------------------------------------------------------
                                                                             258
--------------------------------------------------------------------------------
Engineering & Construction - 0.4%
   Dycom Industries, Inc. *                                       3,210       87
   EMCOR Group, Inc. * +                                            993       48
   Granite Construction, Inc.                                     2,185       58
   Insituform Technologies, Inc., Class A * +                     1,818       29
   Layne Christensen Co. *                                          500        9
   Perini Corp. *                                                   458        7
   Shaw Group (The), Inc. * +                                     4,208       88
   URS Corp. *                                                    2,026       58
   Washington Group International, Inc. *                         1,634       71
--------------------------------------------------------------------------------
                                                                             455
--------------------------------------------------------------------------------
Entertainment - 0.9%
   Alliance Gaming Corp. * +                                      3,461  $    38
   Argosy Gaming Co. * +                                          1,797       83
   Bluegreen Corp. *                                              1,000       25
   Carmike Cinemas, Inc.                                            400       14
   Churchill Downs, Inc. +                                          493       22
   Dover Downs Gaming & Entertainment, Inc.                         678        9
   Gaylord Entertainment Co. *                                    1,992       85
   Isle of Capri Casinos, Inc. *                                    908       25
   Lakes Gaming, Inc. * +                                         1,000       18
   Macrovision Corp. *                                            3,252       79
   Magna Entertainment Corp., Class A * +                         2,491       16
   Penn National Gaming, Inc. *                                   2,186      132
   Pinnacle Entertainment, Inc. * +                               2,203       34
   Scientific Games Corp., Class A * +                            5,288      136
   Shuffle Master, Inc. * +                                       2,434       80
   Six Flags, Inc. * +                                            6,336       28
   Speedway Motorsports, Inc.                                     1,062       40
   Steinway Musical Instruments * +                                 372       10
   Sunterra Corp. *                                               1,300       21
   Vail Resorts, Inc. *                                           1,311       32
--------------------------------------------------------------------------------
                                                                             927
--------------------------------------------------------------------------------
Environmental Control - 0.4%
   Aleris International, Inc. *                                     900       18
   Calgon Carbon Corp. +                                          2,739       24
   Casella Waste Systems, Inc., Class A * +                       1,168       17
   Darling International, Inc. * +                                5,046       21
   Duratek, Inc. *                                                  587       13
   Metal Management, Inc.                                         1,200       36
   Mine Safety Appliances Co.                                     1,478       69
   Tetra Tech, Inc. * +                                           3,708       62
   TRC Cos., Inc. *                                                 831       14
   Waste Connections, Inc. * +                                    3,203      109
--------------------------------------------------------------------------------
                                                                             383
--------------------------------------------------------------------------------
Food - 0.9%
   American Italian Pasta Co., Class A +                          1,046       28
   Arden Group, Inc., Class A                                       149       14
   Cal-Maine Foods, Inc. +                                        1,000       10
   Chiquita Brands International, Inc. +                          2,754       63
   Corn Products International, Inc.                              4,900      137
   Flowers Foods, Inc.                                            2,332       70
   Gold Kist, Inc. *                                                700       11
   Great Atlantic & Pacific Tea Co. * +                           1,149       13

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Food - 0.9% - (continued)
   Hain Celestial Group, Inc. * +                                 1,761   $   33
   Ingles Markets, Inc., Class A                                    673        9
   J & J Snack Foods Corp.                                          500       24
   Lance, Inc. +                                                  1,977       31
   M & F Worldwide Corp. *                                          839       11
   MGP Ingredients, Inc. +                                          800        6
   Nash Finch Co.                                                   855       34
   Pathmark Stores, Inc. * +                                      2,149       11
   Performance Food Group Co. *                                   3,100       84
   Ralcorp Holdings, Inc. *                                       1,968       92
   Ruddick Corp.                                                  2,188       52
   Sanderson Farms, Inc.                                            683       31
   Sanfilippo (John B.) & Son *                                     420       11
   Seaboard Corp.                                                    34       36
   United Natural Foods, Inc. * +                                 2,676       83
   Weis Markets, Inc.                                               759       28
   Wild Oats Markets, Inc. * +                                    1,976       13
--------------------------------------------------------------------------------
                                                                             935
--------------------------------------------------------------------------------
Forest Products & Paper - 0.4%
   Buckeye Technologies, Inc. * +                                 2,226       27
   Caraustar Industries, Inc. * +                                 1,941       28
   Deltic Timber Corp. +                                            753       34
   Glatfelter Co. +                                               1,939       29
   Longview Fibre Co.                                             3,386       57
   Pope & Talbot, Inc. +                                          1,097       18
   Potlatch Corp.                                                 2,031       94
   Rock-Tenn Co., Class A +                                       1,991       28
   Schweitzer-Mauduit International, Inc.                         1,016       34
   Wausau-Mosinee Paper Corp.                                     2,958       45
--------------------------------------------------------------------------------
                                                                             394
--------------------------------------------------------------------------------
Gas - 1.1%
   Atmos Energy Corp. +                                           5,111      141
   Cascade Natural Gas Corp. +                                      978       20
   Energen Corp.                                                  2,375      153
   EnergySouth, Inc. +                                              567       16
   Laclede Group (The), Inc. +                                    1,371       43
   New Jersey Resources Corp. +                                   1,806       80
   NICOR, Inc. +                                                  2,900      108
   Northwest Natural Gas Co.                                      1,822       67
   Peoples Energy Corp. +                                         2,400      103
   Piedmont Natural Gas Co., Inc.                                 5,000      117
   South Jersey Industries, Inc. +                                  981       55
   Southern Union Co. * +                                         5,722   $  145
   Southwest Gas Corp. +                                          2,320       58
   WGL Holdings, Inc. +                                           3,100       95
--------------------------------------------------------------------------------
                                                                           1,201
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.3%
   Baldor Electric Co.                                            2,218       58
   Franklin Electric Co., Inc.                                    1,072       42
   Kennametal, Inc.                                               2,430      119
   Lincoln Electric Holdings, Inc.                                2,294       72
   Milacron, Inc. *                                               3,023        9
   Regal-Beloit Corp.                                             1,651       51
--------------------------------------------------------------------------------
                                                                             351
--------------------------------------------------------------------------------
Healthcare - Products - 2.5%
   Abaxis, Inc. * +                                               1,400       15
   Abiomed, Inc. * +                                                900       10
   Advanced Medical Optics, Inc. * +                              2,334       88
   Advanced Neuromodulation Systems, Inc. * +                     1,367       40
   Align Technology, Inc. * +                                     3,731       28
   American Medical Systems Holdings, Inc. *                      1,660       66
   Animas Corp. * +                                                 500       11
   Arrow International, Inc. +                                    1,280       43
   Arthrocare Corp. * +                                           1,377       40
   Aspect Medical Systems, Inc. * +                                 755       16
   Biolase Technology, Inc. +                                     1,594       16
   Biosite, Inc. * +                                                840       49
   BioVeris Corp. * +                                             1,500       10
   Bruker BioSciences Corp. *                                     1,688        6
   Candela Corp. * +                                              1,514       15
   Cardiac Science, Inc. * +                                      6,454       12
   Cardiodynamics International Corp. *                           2,663       12
   Cepheid, Inc. * +                                              2,742       30
   Closure Medical Corp. * +                                        480       11
   Conceptus, Inc. * +                                            2,031       16
   Conmed Corp. *                                                 2,023       60
   CTI Molecular Imaging, Inc. *                                  2,014       33
   Cyberonics, Inc. * +                                           1,231       46
   Datascope Corp.                                                  890       31
   Diagnostic Products Corp.                                      1,478       67
   DJ Orthopedics, Inc. *                                         1,104       27
   Encore Medical Corp. *                                         1,700        9
   EPIX Medical, Inc. * +                                         1,473       12
   Exactech, Inc. * +                                               504        9

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Products - 2.5% - (continued)
   Foxhollow Technologies, Inc. *                                   300   $    8
   Haemonetics Corp. of Massachusetts *                           1,280       53
   Hanger Orthopedic Group, Inc. * +                              1,802       11
   Hologic, Inc. * +                                              1,314       48
   ICU Medical, Inc. * +                                            759       23
   Immucor, Inc. *                                                2,943       87
   Intuitive Surgical, Inc. *                                     2,263      107
   Invacare Corp.                                                 1,736       82
   Inverness Medical Innovations, Inc. * +                          931       22
   Kensey Nash Corp. * +                                            579       19
   Kyphon, Inc. * +                                               1,701       42
   Laserscope *                                                   1,311       44
   LCA-Vision, Inc.                                               1,000       29
   Lifeline Systems, Inc. * +                                       712       19
   Luminex Corp. * +                                              1,695       13
   Medical Action Industries, Inc. *                                571       11
   Mentor Corp. +                                                 2,922      101
   Merge Technologies, Inc. *                                       600       11
   Merit Medical Systems, Inc. * +                                1,738       23
   Microtek Medical Holdings, Inc. * +                            2,300        9
   Microvision, Inc. * +                                          1,700       10
   Oakley, Inc. +                                                 1,362       18
   OraSure Technologies, Inc. * +                                 3,150       21
   Orthologic Corp. * +                                           2,752       16
   Orthovita, Inc. * +                                            2,700       10
   Palatin Technologies, Inc. *                                   3,441        8
   Palomar Medical Technologies, Inc. * +                           800       23
   PolyMedica Corp. +                                             1,737       60
   Possis Medical, Inc. * +                                       1,193       11
   PSS World Medical, Inc. * +                                    4,514       55
   Quidel Corp. *                                                 2,631       12
   Sola International, Inc. * +                                   2,086       58
   Sonic Innovations, Inc. *                                      1,800        9
   SonoSite, Inc. * +                                             1,111       30
   Steris Corp. *                                                 4,700      116
   SurModics, Inc. *                                              1,029       33
   Sybron Dental Specialties, Inc. *                              2,562       91
   Techne Corp. *                                                 2,778       95
   Thermogenesis Corp. * +                                        2,700       15
   Thoratec Corp. * +                                             3,072       36
   TriPath Imaging, Inc. * +                                      1,829       14
   Urologix, Inc. * +                                             1,200        7
   Ventana Medical Systems, Inc. * +                                977   $   66
   Viasys Healthcare, Inc. *                                      2,044       42
   Visx, Inc. * +                                                 3,297       80
   Vital Signs, Inc.                                                482       20
   West Pharmaceutical Services, Inc. +                           1,804       46
   Wright Medical Group, Inc. * +                                 1,798       46
   Young Innovations, Inc.                                          308       11
   Zila, Inc. * +                                                 2,600       11
   Zoll Medical Corp. * +                                           666       20
--------------------------------------------------------------------------------
                                                                           2,680
--------------------------------------------------------------------------------
Healthcare - Services - 1.5%
   Alliance Imaging, Inc. *                                       1,100       12
   Amedisys, Inc. * +                                               878       28
   America Service Group, Inc. *                                    600       15
   American Healthways, Inc. * +                                  1,980       67
   AMERIGROUP Corp. *                                             3,258      130
   Amsurg Corp. * +                                               2,082       50
   Apria Healthcare Group, Inc. *                                 3,300      107
   Beverly Enterprises, Inc. * +                                  7,191       86
   Bio-Reference Labs, Inc. *                                       700       10
   Centene Corp. * +                                              2,658       89
   Genesis HealthCare Corp. *                                     1,300       54
   Gentiva Health Services, Inc. *                                1,674       28
   Kindred Healthcare, Inc. * +                                   1,778       58
   LabOne, Inc. * +                                               1,282       46
   LifePoint Hospitals, Inc. *                                    2,605      104
   Magellan Health Services, Inc. *                               1,800       62
   Matria Healthcare, Inc. * +                                    1,140       33
   Medcath Corp. * +                                                600       17
   Molina Healthcare, Inc. *                                        600       27
   National Healthcare Corp. +                                      504       19
   OCA, Inc. * +                                                  2,812       14
   Odyssey HealthCare, Inc. *                                     2,539       29
   Option Care, Inc. +                                              891       17
   Pediatrix Medical Group, Inc. *                                1,456      100
   Province Healthcare Co. *                                      3,341       77
   Psychiatric Solutions, Inc. *                                    800       32
   RehabCare Group, Inc. * +                                      1,121       32
   Res-Care, Inc. *                                               1,000       14
   Sierra Health Services * +                                     1,645      101
   Specialty Laboratories * +                                       587        6
   Sunrise Senior Living, Inc. *                                  1,070       51

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Services - 1.5% - (continued)
   United Surgical Partners International, Inc. * +             1,902     $   78
   VistaCare, Inc., Class A * +                                   823         14
   WellCare Health Plans, Inc. *                                  500         16
--------------------------------------------------------------------------------
                                                                           1,623
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.1%
   Resource America, Inc., Class A                              1,227         49
   Walter Industries, Inc. +                                    1,678         64
--------------------------------------------------------------------------------
                                                                             113
--------------------------------------------------------------------------------
Home Builders - 0.7%
   Beazer Homes USA, Inc.                                         859        148
   Brookfield Homes Corp.                                         959         40
   Champion Enterprises, Inc. * +                               5,054         52
   Coachmen Industries, Inc. +                                  1,161         17
   Dominion Homes, Inc. * +                                       275          5
   Fleetwood Enterprises, Inc. * +                              3,803         37
   Levitt Corp., Class A +                                        896         27
   M/I Homes, Inc. +                                              774         44
   Meritage Corp. * +                                           1,432        105
   Monaco Coach Corp. +                                         1,721         31
   Orleans Homebuilders, Inc.                                     100          2
   Palm Harbor Homes, Inc. *                                      891         14
   Skyline Corp. +                                                508         19
   Technical Olympic USA, Inc. +                                  450         14
   Thor Industries, Inc. +                                      2,396         85
   WCI Communities, Inc. * +                                    2,166         75
   William Lyon Homes, Inc. * +                                   248         22
   Winnebago Industries, Inc. +                                 1,772         63
--------------------------------------------------------------------------------
                                                                             800
--------------------------------------------------------------------------------
Home Furnishings - 0.4%
   American Woodmark Corp.                                        838         31
   Applica, Inc. * +                                            1,309          7
   Bassett Furniture Industries, Inc.                             654         12
   Digital Theater Systems, Inc. * +                            1,100         20
   Ethan Allen Interiors, Inc. +                                2,200         77
   Furniture Brands International, Inc. +                       3,300         77
   Hooker Furniture Corp.                                         404         10
   Kimball International, Inc., Class B                         1,389         20
   La-Z-Boy, Inc. +                                             3,400         51
   Stanley Furniture Co., Inc.                                    498         23
   Tempur-Pedic International, Inc. *                           1,300         25
   TiVo, Inc. * +                                               3,433         14
   Universal Electronics, Inc. *                                1,091     $   19
--------------------------------------------------------------------------------
                                                                             386
--------------------------------------------------------------------------------
Household Products/Wares - 0.6%
   American Greetings Corp., Class A                            4,319        106
   Blyth, Inc.                                                  1,900         60
   Central Garden and Pet Co. *                                 1,104         50
   CSS Industries, Inc.                                           442         15
   Ennis Business Forms, Inc.                                   1,732         30
   Harland (John H.) Co.                                        1,884         69
   Jarden Corp. *                                               1,885         82
   Playtex Products, Inc. * +                                   2,475         21
   Russ Berrie & Co., Inc. +                                      547         13
   Standard Register (The) Co. +                                  784         11
   Tupperware Corp. +                                           3,545         73
   WD-40 Co. +                                                  1,134         37
   Yankee Candle Co., Inc. +                                    3,338        103
--------------------------------------------------------------------------------
                                                                             670
--------------------------------------------------------------------------------
Housewares - 0.2%
   Libbey, Inc.                                                 1,017         24
   National Presto Industries, Inc. +                             450         19
   Toro Co. +                                                   1,479        128
--------------------------------------------------------------------------------
                                                                             171
--------------------------------------------------------------------------------
Insurance - 1.7%
   21st Century Insurance Group                                 1,930         27
   Affirmative Insurance Holdings, Inc. +                         400          7
   Alfa Corp.                                                   2,720         39
   American Equity Investment Life Holding Co. +                1,100         12
   American Physicians Capital, Inc. *                            604         22
   AmerUs Group Co. +                                           2,573        124
   Argonaut Group, Inc. * +                                     1,798         42
   Baldwin & Lyons, Inc., Class B +                               618         16
   Bristol West Holdings, Inc.                                    800         14
   Ceres Group, Inc. *                                          1,600          9
   Citizens, Inc. of Texas * +                                  2,668         15
   CNA Surety Corp. * +                                         1,277         18
   Commerce Group, Inc.                                         1,638        112
   Crawford & Co., Class B                                        900          6
   Delphi Financial Group, Inc., Class A                        1,638         73
   Direct General Corp.                                         1,000         20
   Donegal Group, Inc., Class A                                   300          7
   Enstar Group, Inc. * +                                         252         16
   FBL Financial Group, Inc., Class A                             803         22

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 1.7% - (continued)
   First Acceptance Corp. * +                                    1,000    $   10
   FPIC Insurance Group, Inc. * +                                  500        17
   Great American Financial Resources, Inc.                        550         9
   Harleysville Group, Inc.                                        997        21
   Hilb, Rogal & Hamilton Co. +                                  2,191        75
   Horace Mann Educators Corp.                                   2,929        55
   Independence Holding Co.                                        495        10
   Infinity Property & Casualty Corp.                            1,307        42
   Kansas City Life Insurance Co. +                                317        15
   Landamerica Financial Group, Inc.                             1,237        68
   Midland (The) Co. +                                             607        19
   National Western Life Insurance Co., Class A *                  153        27
   Navigators Group, Inc. *                                        460        14
   Ohio Casualty Corp. * +                                       4,051        98
   Philadelphia Consolidated Holding Co. *                       1,215        92
   Phoenix Companies, Inc. +                                     6,360        82
   PMA Capital Corp., Class A * +                                1,824        17
   Presidential Life Corp. +                                     1,379        21
   ProAssurance Corp. * +                                        1,822        74
   RLI Corp.                                                     1,462        63
   Safety Insurance Group, Inc. +                                  755        28
   Selective Insurance Group, Inc. +                             1,889        87
   State Auto Financial Corp.                                      957        27
   Stewart Information Services Corp.                            1,157        46
   Tower Group, Inc.                                               800        10
   Triad Guaranty, Inc. *                                          613        32
   UICI                                                          2,564        70
   United Fire & Casualty Co.                                      948        30
   Universal American Financial Corp. * +                        1,775        28
   USI Holdings Corp. * +                                        2,746        31
   Vesta Insurance Group, Inc. +                                 2,000         7
   Zenith National Insurance Corp. +                               661        33
--------------------------------------------------------------------------------
                                                                           1,859
--------------------------------------------------------------------------------
Internet - 2.2%
   1-800 Contacts, Inc. *                                          451        11
   1-800-FLOWERS.COM, Inc., Class A * +                          1,526        11
   24/7 Real Media, Inc. * +                                     2,100         8
   ActivCard Corp. * +                                           2,953        19
   Agile Software Corp. *                                        3,557        24
   Alloy, Inc. * +                                               2,239        14
   Answerthink, Inc. * +                                         2,800        12
   Aquantive, Inc. * +                                           3,228        34
   Ariba, Inc. * +                                               4,168    $   38
   AsiaInfo Holdings, Inc. * +                                   2,323        10
   At Road, Inc. *                                               2,623        12
   Autobytel.com, Inc. * +                                       2,689        15
   Blue Coat Systems, Inc. * +                                     700        13
   Blue Nile, Inc. * +                                             358        10
   Chordiant Software, Inc. *                                    5,900        10
   CMGI, Inc. *                                                 29,662        57
   CNET Networks, Inc. * +                                       8,646        78
   Corillian Corp. *                                             3,000        10
   CyberSource Corp. *                                           2,200        12
   Digital Insight Corp. * +                                     2,330        37
   Digital River, Inc. * +                                       2,172        65
   Digitas, Inc. * +                                             4,779        47
   DoubleClick, Inc. *                                           7,600        59
   Drugstore.com, Inc. *                                         2,707         6
   E.piphany, Inc. * +                                           4,719        16
   Earthlink, Inc. * +                                           8,806        77
   eCollege.com, Inc. * +                                        1,275        15
   Entrust, Inc. * +                                             3,992        16
   Equinix, Inc. * +                                               600        26
   eResearch Technology, Inc. *                                  3,000        47
   F5 Networks, Inc. * +                                         2,461       136
   FindWhat.com * +                                              1,907        21
   GSI Commerce, Inc. * +                                        1,297        19
   Harris Interactive, Inc. *                                    3,377        17
   Homestore, Inc. *                                             7,456        18
   Infospace, Inc. * +                                           2,198        91
   Interchange Corp. * +                                           300         6
   Internet Capital Group, Inc. * +                              2,900        24
   Internet Security Systems, Inc. *                             2,588        52
   Interwoven, Inc. *                                            2,715        25
   Ipass, Inc. *                                                 2,600        16
   iVillage, Inc. *                                              1,900        11
   j2 Global Communications, Inc. * +                            1,333        51
   Jupitermedia Corp. * +                                        1,100        15
   Keynote Systems, Inc. *                                       1,251        15
   Lionbridge Technologies * +                                   3,005        18
   LookSmart Ltd. *                                              6,553         7
   Matrixone, Inc. * +                                           3,365        18
   Neoforma, Inc. *                                                589         5
   Net2Phone, Inc. *                                             2,572         6

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Internet - 2.2% - (continued)
   NetBank, Inc.                                                 3,213    $   29
   Netratings, Inc. * +                                            802        15
   NIC, Inc. *                                                   2,534        13
   Openwave Systems, Inc. *                                      4,274        55
   Opsware, Inc. * +                                             3,544        20
   Overstock.com, Inc. * +                                         864        46
   PC-Tel, Inc. *                                                1,617        12
   Portal Software, Inc. *                                       2,836         8
   Priceline.com, Inc. * +                                       1,659        37
   Procurenet, Inc. *                                           10,500        --
   ProQuest Co. * +                                              1,657        61
   RealNetworks, Inc. *                                          7,200        45
   Redback Networks, Inc. *                                      2,372        16
   RightNow Technologies, Inc. * +                                 400         5
   RSA Security, Inc. * +                                        4,725        77
   S1 Corp. *                                                    5,208        40
   Sapient Corp. * +                                             5,248        39
   Secure Computing Corp. *                                      2,633        24
   Seebeyond Technology Corp. * +                                3,973        15
   Sohu.com, Inc. * +                                            1,527        27
   SonicWALL, Inc. *                                             4,010        25
   Stamps.com, Inc. *                                            1,099        20
   Stellent, Inc. * +                                            1,427        13
   SupportSoft, Inc. *                                           2,834        17
   Travelzoo, Inc. * +                                              63         4
   TriZetto Group, Inc. *                                        2,465        22
   Tumbleweed Communications Corp. * +                           3,800        10
   United Online, Inc. *                                         3,550        38
   Valueclick, Inc. * +                                          5,344        68
   Verity, Inc. *                                                1,855        22
   Verso Technologies, Inc. *                                    8,785         3
   Vignette Corp. * +                                           17,007        20
   WatchGuard Technologies, Inc. * +                             2,308         8
   WebEx Communications, Inc. * +                                2,055        48
   webMethods, Inc. *                                            3,176        20
   Websense, Inc. * +                                            1,543        92
   Zix Corp. * +                                                 1,800         5
--------------------------------------------------------------------------------
                                                                           2,399
--------------------------------------------------------------------------------
Investment Companies - 0.1%
   Apollo Investment Corp. *                                     4,000        66
   Ares Captial Corp. +                                            400         7
   Capital Southwest Corp. +                                       100         7
   Gladstone Capital Corp. +                                       723    $   18
   Harris & Harris Group, Inc. *                                 1,200        16
   MCG Capital Corp.                                             2,190        38
   NGP Capital Resources Co. * +                                   700        11
--------------------------------------------------------------------------------
                                                                             163
--------------------------------------------------------------------------------
Iron/Steel - 0.9%
   AK Steel Holding Corp. * +                                    7,472       131
   Allegheny Technologies, Inc.                                  6,506       160
   Carpenter Technology Corp.                                    1,588       107
   Cleveland-Cliffs, Inc. +                                      1,450       116
   Gibraltar Industries, Inc.                                    1,440        35
   Oregon Steel Mills, Inc. *                                    2,196        64
   Reliance Steel & Aluminum Co.                                 1,917        88
   Ryerson Tull, Inc. +                                          1,579        23
   Schnitzer Steel Industries, Inc., Class A                     1,270        52
   Steel Dynamics, Inc. +                                        2,572       114
   Steel Technologies, Inc.                                        700        22
   Wheeling-Pittsburgh Corp. *                                     500        21
--------------------------------------------------------------------------------
                                                                             933
--------------------------------------------------------------------------------
Leisure Time - 0.3%
   Ambassadors Group, Inc. +                                       444        15
   Arctic Cat, Inc.                                                940        25
   Callaway Golf Co. +                                           4,555        61
   K2, Inc. * +                                                  2,671        38
   Life Time Fitness, Inc. *                                       700        18
   Marine Products Corp.                                           708        20
   Multimedia Games, Inc. * +                                    1,646        16
   Nautilus Group, Inc. +                                        1,870        41
   Navigant International, Inc. * +                                977        13
   Pegasus Solutions, Inc. * +                                   1,653        20
   WMS Industries, Inc. * +                                      1,318        40
--------------------------------------------------------------------------------
                                                                             307
--------------------------------------------------------------------------------
Lodging - 0.4%
   Ameristar Casinos, Inc. +                                       786        39
   Aztar Corp. * +                                               2,233        66
   Boyd Gaming Corp. +                                           3,150       154
   La Quinta Corp. *                                            12,616       117
   Marcus Corp. +                                                1,377        32
   MTR Gaming Group, Inc. *                                      1,889        23
--------------------------------------------------------------------------------
                                                                             431
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.4%
   Astec Industries, Inc. *                                        950        17

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.4% - (continued)
   Bucyrus International, Inc., Class A                             800   $   35
   JLG Industries, Inc. +                                         2,927       63
   Joy Global, Inc.                                               5,146      189
   Terex Corp. *                                                  3,402      154
--------------------------------------------------------------------------------
                                                                             458
--------------------------------------------------------------------------------
Machinery - Diversified - 1.0%
   Albany International Corp., Class A                            1,749       56
   Applied Industrial Technologies, Inc.                          1,705       48
   Cascade Corp.                                                    762       27
   Cognex Corp. +                                                 2,626       73
   Flowserve Corp. *                                              3,660       91
   Gardner Denver, Inc. *                                         1,323       54
   Global Power Equipment Group, Inc. * +                         2,029       20
   Gorman-Rupp (The) Co.                                            800       18
   IDEX Corp.                                                     3,329      131
   Kadant, Inc. *                                                   985       20
   Lindsay Manufacturing Co. +                                      927       22
   Manitowoc Co. (The), Inc.                                      1,845       76
   Middleby Corp. *                                                 400       22
   NACCO Industries, Inc., Class A                                  338       38
   Nordson Corp.                                                  1,794       72
   Presstek, Inc. * +                                             2,124       19
   Robbins & Myers, Inc. +                                          909       22
   Sauer-Danfoss, Inc. +                                            817       17
   Stewart & Stevenson Services, Inc.                             1,973       42
   Tecumseh Products Co., Class A                                 1,062       44
   Tennant Co.                                                      536       21
   Thomas Industries, Inc. +                                        875       35
   UNOVA, Inc. * +                                                3,214       75
   Wabtec Corp.                                                   2,690       49
--------------------------------------------------------------------------------
                                                                           1,092
--------------------------------------------------------------------------------
Media - 0.9%
   4Kids Entertainment, Inc. * +                                    944       18
   American Satellite Network *                                     350       --
   Beasley Broadcast Group, Inc., Class A *                         300        5
   Charter Communications, Inc., Class A * +                     19,699       36
   Courier Corp. +                                                  481       26
   Crown Media Holdings, Inc., Class A * +                          700        6
   Cumulus Media, Inc., Class A *                                 3,318       47
   Emmis Communications Corp., Class A *                          3,318       62
   Entravision Communications Corp., Class A *                    3,000       25
   Fisher Communications, Inc. *                                    375       19
   Gray Television, Inc.                                          3,173   $   46
   Hollinger International, Inc., Class A                         3,930       45
   Insight Communications Co., Inc., Class A * +                  2,986       28
   Journal Communications, Inc., Class A                          1,200       20
   Journal Register Co. *                                         2,672       47
   Liberty Corp.                                                  1,048       46
   Lin TV Corp., Class A * +                                      1,782       31
   Lodgenet Entertainment Corp. *                                 1,074       19
   Martha Stewart Living Omnimedia, Inc., Class A * +               813       29
   Mediacom Communications Corp., Class A *                       4,985       28
   Paxson Communications Corp. * +                                2,456        3
   Playboy Enterprises, Inc., Class B * +                         1,195       17
   Primedia, Inc. *                                               9,641       39
   Pulitzer, Inc.                                                   494       32
   Readers Digest Association (The), Inc.                         6,600      114
   Regent Communications, Inc. * +                                2,846       14
   Saga Communications, Inc., Class A * +                         1,135       18
   Salem Communications Corp., Class A *                            707       16
   Scholastic Corp. *                                             2,069       73
   Sinclair Broadcast Group, Inc., Class A                        3,299       25
   Spanish Broadcasting System, Inc., Class A *                   2,495       25
   Thomas Nelson, Inc.                                              628       14
   Value Line, Inc. +                                               150        6
   World Wrestling Entertainment, Inc.                              911       12
   Young Broadcasting, Inc., Class A * +                          1,220       11
--------------------------------------------------------------------------------
                                                                           1,002
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.5%
   CIRCOR International, Inc.                                     1,008       25
   Commercial Metals Co.                                          3,924      137
   Kaydon Corp. +                                                 1,896       59
   Lawson Products, Inc.                                            370       17
   Metals USA, Inc. * +                                           1,300       32
   Mueller Industries, Inc. +                                     2,337       74
   NN, Inc.                                                         913       10
   NS Group, Inc. *                                               1,208       41
   Penn Engineering & Manufacturing Corp. +                         863       16
   Quanex Corp.                                                   1,617       95
   Valmont Industries, Inc.                                       1,230       31
--------------------------------------------------------------------------------
                                                                             537
--------------------------------------------------------------------------------
Mining - 0.4%
   Amcol International Corp.                                      1,491       33

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Mining - 0.4% - (continued)
   Brush Engineered Materials, Inc. *                             1,173   $   24
   Century Aluminum Co. * +                                       1,269       41
   Coeur D'alene Mines Corp. * +                                 16,244       65
   Compass Minerals International, Inc.                             900       23
   Hecla Mining Co. * +                                           8,038       45
   Royal Gold, Inc. +                                             1,152       20
   RTI International Metals, Inc. * +                             1,429       39
   Stillwater Mining Co. *                                        2,646       30
   Titanium Metals Corp. * +                                        400       15
   USEC, Inc. +                                                   5,643       84
--------------------------------------------------------------------------------
                                                                             419
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.1%
   Actuant Corp., Class A *                                       1,789       97
   Acuity Brands, Inc.                                            2,852       79
   Ameron International Corp.                                       535       19
   Applied Films Corp. * +                                          959       22
   Aptargroup, Inc.                                               2,400      124
   Barnes Group, Inc. +                                             973       26
   Blount International, Inc. *                                     400        7
   Ceradyne, Inc. * +                                             1,551       47
   Clarcor, Inc.                                                  1,692       93
   Cuno, Inc. *                                                   1,161       65
   EnPro Industries, Inc. *                                       1,378       38
   ESCO Technologies, Inc. *                                        832       67
   Federal Signal Corp. +                                         3,182       50
   Griffon Corp. * +                                              1,868       43
   Hexcel Corp. * +                                               1,663       28
   Jacuzzi Brands, Inc. * +                                       5,187       53
   Lancaster Colony Corp.                                         1,700       72
   Matthews International Corp., Class A                          2,138       74
   Myers Industries, Inc. +                                       1,671       22
   Quixote Corp. +                                                  551       10
   Raven Industries, Inc. +                                       1,008       18
   Smith (A.O.) Corp. +                                           1,109       29
   Standex International Corp.                                      938       27
   Sturm Ruger & Co., Inc. +                                      1,719       14
   Tredegar Corp.                                                 1,910       33
   Trinity Industries, Inc. +                                     2,490       72
--------------------------------------------------------------------------------
                                                                           1,229
--------------------------------------------------------------------------------
Office Furnishings - 0.0%
   Interface, Inc., Class A * +                                   3,318       28
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   General Binding Corp. *                                          487   $    7
   Global Imaging System, Inc. *                                  1,500       53
   Imagistics International, Inc. *                               1,143       39
--------------------------------------------------------------------------------
                                                                              99
--------------------------------------------------------------------------------
Oil & Gas - 2.9%
   Atwood Oceanics, Inc. *                                          647       45
   Berry Petroleum Co., Class A +                                 1,212       75
   Brigham Exploration Co. *                                      1,300       12
   Cabot Oil & Gas Corp.,                                         2,138      120
   Callon Petroleum Co. *                                           800       13
   Cheniere Energy, Inc. * +                                      1,733      129
   Cimarex Energy Co. * +                                         2,790      113
   Clayton Williams Energy, Inc. * +                                252        8
   Comstock Resources, Inc. *                                     2,319       64
   Delta Petroleum Corp. *                                        1,500       23
   Denbury Resources, Inc. *                                      3,649      124
   Edge Petroleum Corp. of Delaware *                             1,125       19
   Encore Acquisition Co. * +                                     1,515       64
   Energy Partners Ltd. * +                                       1,770       46
   Forest Oil Corp. * +                                           3,357      134
   Frontier Oil Corp.                                             1,795       58
   FX Energy, Inc. * +                                            1,800       23
   Giant Industries, Inc. *                                         865       27
   Grey Wolf, Inc. * +                                           12,825       83
   Harvest Natural Resources, Inc. * +                            2,387       30
   Helmerich & Payne, Inc.                                        3,300      132
   Holly Corp.                                                    1,356       51
   Houston Exploration Co. *                                        813       47
   KCS Energy, Inc. * +                                           3,269       56
   Magnum Hunter Resources, Inc. * +                              6,169      103
   McMoRan Exploration Co. * +                                    1,407       29
   Meridian Resource Corp. * +                                    3,991       24
   Mission Resources Corp. * +                                    3,200       22
   Parker Drilling Co. *                                          6,889       41
   Penn Virginia Corp. +                                          1,250       61
   Petroleum Development Corp. *                                  1,159       51
   Plains Exploration & Production Co. * +                        5,232      178
   Quicksilver Resources, Inc. * +                                1,918       96
   Range Resources Corp.                                          4,486      113
   Remington Oil & Gas Corp. *                                    1,427       48
   Southwestern Energy Co. *                                      2,452      150
   Spinnaker Exploration Co. * +                                  1,658       59

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 2.9% - (continued)
   St. Mary Land & Exploration Co. +                              1,979   $  101
   Stone Energy Corp. *                                           1,539       77
   Swift Energy Co. * +                                           1,911       52
   Tesoro Petroleum Corp. *                                       4,349      161
   Todco *                                                        1,100       28
   Unit Corp. * +                                                 2,500      114
   Vintage Petroleum, Inc. +                                      3,414      101
   Whiting Petroleum Corp. *                                      1,700       72
--------------------------------------------------------------------------------
                                                                           3,177
--------------------------------------------------------------------------------
Oil & Gas Services - 1.2%
   Cal Dive International, Inc. *                                 2,565      130
   CARBO Ceramics, Inc. +                                           841       62
   Dril-Quip, Inc. * +                                              531       16
   Global Industries Ltd. *                                       5,390       53
   Gulf Island Fabrication, Inc.                                    501       12
   Hanover Compressor Co. * +                                     5,097       68
   Hydril Co. * +                                                 1,105       66
   Input/Output, Inc. * +                                         4,262       31
   Key Energy Services, Inc. *                                    8,900      123
   Lone Star Technologies, Inc. *                                 1,944       88
   Lufkin Industries, Inc. +                                        451       20
   Matrix Service Co. * +                                         1,514       12
   Maverick Tube Corp. * +                                        2,962      105
   Newpark Resources, Inc. * +                                    5,596       36
   Oceaneering International, Inc. *                              1,658       66
   Oil States International, Inc. *                               1,922       40
   RPC, Inc.                                                        698       18
   Seacor Holdings, Inc. * +                                      1,203       76
   Superior Energy Services, Inc. *                               3,597       69
   Tetra Technologies, Inc. *                                     1,465       46
   Universal Compression Holdings, Inc. *                         1,092       42
   Veritas DGC, Inc. * +                                          2,271       62
   W-H Energy Services, Inc. *                                    1,772       47
--------------------------------------------------------------------------------
                                                                           1,288
--------------------------------------------------------------------------------
Packaging & Containers - 0.3%
   Chesapeake Corp. +                                             1,202       26
   Crown Holdings, Inc. *                                        11,345      186
   Graphic Packaging Corp. * +                                    4,100       25
   Greif Inc., Class A                                              883       57
   Silgan Holdings, Inc.                                            874       58
--------------------------------------------------------------------------------
                                                                             352
--------------------------------------------------------------------------------
Pharmaceuticals - 2.1%
   Abgenix, Inc. * +                                              5,439   $   45
   Able Laboratories, Inc. * +                                    1,291       28
   Accelrys, Inc. * +                                             1,886       10
   Adolor Corp. * +                                               2,788       25
   Alkermes, Inc. * +                                             6,020       70
   Alpharma, Inc., Class A                                        2,657       35
   Antigenics, Inc. * +                                           2,028       14
   Array Biopharma, Inc. *                                        2,000       17
   Atherogenics, Inc. * +                                         2,630       43
   Bentley Pharmaceuticals, Inc. * +                              1,179       12
   Bioenvision, Inc. *                                            1,700       13
   BioMarin Pharmaceuticals, Inc. * +                             4,806       26
   Bone Care International, Inc. * +                              1,201       32
   Bradley Pharmaceuticals, Inc. * +                                857        8
   Cell Therapeutics, Inc. *                                      4,355       43
   Connetics Corp. * +                                            2,144       53
   Corixa Corp. *                                                 3,513       14
   Cubist Pharmaceuticals, Inc. *                                 2,967       31
   CV Therapeutics, Inc. * +                                      2,107       46
   Cypress Bioscience, Inc. *                                     2,200       26
   Dendreon Corp. * +                                             4,123       27
   Discovery Laboratories, Inc. * +                               3,537       21
   Dov Pharmaceutical, Inc. * +                                   1,107       17
   Durect Corp. * +                                               2,766        9
   Dusa Pharmaceuticals, Inc. *                                   1,200       16
   Dyax Corp. * +                                                 2,100       11
   First Horizon Pharmaceutical Corp. * +                         1,793       29
   Genta, Inc. *                                                  4,948        6
   Guilford Pharmaceuticals, Inc. * +                             3,270       15
   HealthExtras, Inc. *                                           1,255       20
   Hollis-Eden Pharmaceuticals * +                                1,171        9
   I-Flow Corp. *                                                 1,400       24
   Impax Laboratories, Inc. * +                                   3,444       59
   Indevus Pharmaceuticals, Inc. * +                              3,163       13
   Inkine Pharmaceutical Co. * +                                  3,000       11
   Inspire Pharmaceuticals, Inc. * +                              2,650       21
   Isis Pharmaceuticals, Inc. * +                                 4,086       17
   Isolagen, Inc. * +                                             1,400       10
   Kos Pharmaceuticals, Inc. *                                      747       25
   KV Pharmaceutical Co., Class A * +                             2,519       55
   Lannett Co., Inc. *                                              445        3
   Ligand Pharmaceuticals, Inc., Class B * +                      5,065       50

EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 2.1% - (continued)
   Mannatech, Inc.                                                900     $   22
   MannKind Corp. * +                                             800         11
   Medarex, Inc. * +                                            5,503         47
   Medicines Co. * +                                            3,276         76
   Nabi Biopharmaceuticals * +                                  3,912         50
   Natures Sunshine Products, Inc. +                              673         13
   NeighborCare, Inc. *                                         2,501         75
   NeoPharm, Inc. *                                             1,365         14
   Neurogen Corp. *                                             1,500         12
   NitroMed, Inc. *                                               633         14
   Noven Pharmaceuticals, Inc. * +                              1,593         26
   NPS Pharmaceuticals, Inc. * +                                2,687         39
   Nutraceutical International Corp. *                            700         11
   Nuvelo, Inc. *                                               2,219         17
   Onyx Pharmaceuticals, Inc. * +                               2,351         68
   Pain Therapeutics, Inc. * +                                  2,201         14
   Par Pharmaceutical Cos., Inc. * +                            2,300         85
   Penwest Pharmaceuticals Co. * +                              1,337         15
   Perrigo Co.                                                  4,238         74
   PetMed Express, Inc. * +                                     1,000          8
   Pharmacyclics, Inc. * +                                      1,600         13
   Pharmion Corp. *                                             1,000         34
   Pharmos Corp. *                                              5,900          4
   Pozen, Inc. * +                                              1,942         12
   Priority Healthcare Corp., Class B *                         1,910         44
   Progenics Pharmaceuticals, Inc. * +                            699         16
   Rigel Pharmaceuticals, Inc. * +                                730         14
   Salix Pharmaceuticals Ltd. * +                               2,555         41
   Santarus, Inc. * +                                             800          6
   Sciclone Pharmaceuticals, Inc. * +                           3,189         10
   Star Scientific, Inc. * +                                    2,014         12
   Tanox, Inc. * +                                              1,616         18
   Trimeris, Inc. * +                                           1,040         13
   United Therapeutics Corp. * +                                1,264         57
   USANA Health Sciences, Inc. *                                  672         30
   Valeant Pharmaceuticals International                        5,600        136
   Vicuron Pharmaceuticals, Inc. * +                            3,360         58
   Vion Pharmaceuticals, Inc. * +                               4,300         15
   Zymogenetics, Inc. * +                                       1,213         24
--------------------------------------------------------------------------------
                                                                           2,307
--------------------------------------------------------------------------------
Pipelines - 0.0%
   Transmontaigne, Inc. *                                       1,441         11
--------------------------------------------------------------------------------
Real Estate - 0.3%
   Avatar Holdings, Inc. * +                                      389     $   20
   CB Richard Ellis Group, Inc., Class A *                      1,700         62
   Consolidated-Tomoka Land Co. +                                 504         22
   Jones Lang LaSalle, Inc. *                                   2,170         93
   Reading International, Inc., Class A * +                     1,175          9
   Tarragon Realty Investors, Inc. * +                            788         17
   Trammell Crow Co. *                                          2,463         48
--------------------------------------------------------------------------------
                                                                             271
--------------------------------------------------------------------------------
REITS - 4.5%
   Aames Investment Corp.                                       2,100         19
   Acadia Realty Trust                                          1,417         23
   Affordable Residential Communities +                         1,400         17
   Alexander's, Inc. * +                                          133         32
   Alexandria Real Estate Equities, Inc.                        1,435         96
   American Campus Communities, Inc. +                            600         13
   American Financial Realty Trust +                            7,400        108
   American Home Mortgage Investment Corp.                      2,515         78
   AMLI Residential Properties Trust +                          1,503         41
   Anthracite Capital, Inc. +                                   3,860         46
   Anworth Mortgage Asset Corp.                                 2,970         29
   Arbor Realty Trust, Inc.                                       300          7
   Ashford Hospitality Trust, Inc.                                900          9
   Bedford Property Investors, Inc. +                             988         23
   BIMINI Mortgage Management, Inc. +                             800         12
   BioMed Realty Trust, Inc. +                                  2,400         53
   Brandywine Realty Trust                                      3,073         91
   Capital Automotive                                           2,544         85
   Capital Lease Funding, Inc.                                  1,200         15
   Capital Trust, Class A                                         600         19
   Capstead Mortgage Corp. +                                    1,667         16
   CarrAmerica Realty Corp.                                     3,600        112
   Cedar Shopping Centers, Inc.                                 1,500         21
   Colonial Properties Trust +                                  1,253         46
   Commercial Net Lease Realty +                                3,435         65
   Cornerstone Realty Income Trust, Inc. +                      4,117         39
   Corporate Office Properties Trust                            2,664         70
   Correctional Properties Trust +                                872         23
   Cousins Properties, Inc.                                     2,300         62
   CRT Properties, Inc.                                         1,592         36
   Digital Realty Trust, Inc.                                     900         13
   EastGroup Properties, Inc. +                                 1,340         52
   Entertainment Properties Trust                               1,660         68

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
REITS - 4.5% - (continued)
   Equity Inns, Inc. +                                          3,456     $   39
   Equity Lifestyle Properties, Inc.                            1,459         49
   Equity One, Inc.                                             2,278         47
   Essex Property Trust, Inc.                                   1,583        114
   Extra Space Storage, Inc. +                                  1,200         17
   FelCor Lodging Trust, Inc. *                                 3,474         44
   First Industrial Realty Trust, Inc. +                        2,792        116
   Gables Residential Trust +                                   1,953         69
   Getty Realty Corp. +                                         1,276         34
   Glenborough Realty Trust, Inc. +                             1,589         31
   Glimcher Realty Trust +                                      2,578         66
   Global Signal, Inc.                                            400         12
   GMH Communities Trust +                                      1,600         19
   Government Properties Trust, Inc. +                          1,800         17
   Gramercy Capital Corp. of New York                             400          9
   Healthcare Realty Trust, Inc.                                3,100        114
   Heritage Property Investment Trust +                         1,657         51
   Highland Hospitality Corp.                                   2,000         20
   Highwoods Properties, Inc.                                   3,630         94
   Home Properties of New York, Inc.                            2,155         87
   HomeBanc Corp. of Georgia                                    2,000         19
   IMPAC Mortgage Holdings, Inc. +                              5,215        100
   Innkeepers USA Trust +                                       2,278         30
   Investors Real Estate Trust +                                2,936         29
   Kilroy Realty Corp.                                          1,898         80
   Kite Realty Group Trust +                                      900         14
   Kramont Realty Trust +                                       1,727         40
   LaSalle Hotel Properties +                                   1,814         55
   Lexington Corporate Properties Trust                         2,973         65
   LTC Properties, Inc.                                         1,129         20
   Luminent Mortgage Capital, Inc.                              2,200         25
   Maguire Properties, Inc.                                     2,100         55
   Meristar Hospitality Corp. *                                 5,474         40
   MFA Mortgage Investments, Inc.                               5,162         44
   Mid-America Apartment Communities, Inc. +                    1,295         49
   Mission West Properties +                                    1,251         14
   MortgageIT Holdings, Inc. +                                  1,100         19
   National Health Investors, Inc.                              1,834         48
   Nationwide Health Properties, Inc.                           4,448         92
   New Century Financial Corp.                                  2,766        140
   Newcastle Investment Corp. +                                 2,214         68
   Novastar Financial, Inc. +                                   1,816         65
   OMEGA Healthcare Investors, Inc.                             2,763     $   32
   Parkway Properties, Inc.                                       956         45
   Pennsylvania Real Estate Investment Trust                    2,132         87
   Post Properties, Inc. +                                      2,683         86
   Prentiss Properties Trust                                    3,043        107
   PS Business Parks, Inc.                                      1,001         42
   RAIT Investment Trust                                        1,727         46
   Ramco-Gershenson Properties                                    860         24
   Realty Income Corp.                                          5,300        125
   Redwood Trust, Inc.                                          1,237         70
   Saul Centers, Inc.                                             907         31
   Saxon Capital, Inc.                                          3,600         65
   Senior Housing Properties Trust                              3,636         65
   Sovran Self Storage, Inc.                                    1,040         43
   Strategic Hotel Capital, Inc.                                1,100         18
   Sun Communities, Inc. +                                      1,096         38
   Sunstone Hotel Investors, Inc.                               1,200         27
   Tanger Factory Outlet Centers, Inc.                          1,522         36
   Taubman Centers, Inc.                                        3,558        102
   Town & Country Trust (The) +                                 1,152         31
   Trustreet Properties, Inc.                                   1,945         34
   U-Store-It Trust                                             1,500         25
   Universal Health Realty Income, Inc. +                         864         26
   Urstadt Biddle Properties, Class A +                         1,717         28
   Washington Real Estate Investment Trust +                    2,737         80
   Winston Hotels, Inc.                                         1,436         16
--------------------------------------------------------------------------------
                                                                           4,928
--------------------------------------------------------------------------------
Retail - 4.1%
   99 Cents Only Stores * +                                     3,300         51
   AC Moore Arts & Crafts, Inc. * +                               980         25
   Aeropostale, Inc. * +                                        3,761        120
   America's Car Mart, Inc. * +                                   387         14
   Asbury Automotive Group, Inc. *                              1,012         15
   Bebe Stores, Inc. +                                            633         18
   Big 5 Sporting Goods Corp.                                   1,291         30
   BJ's Restaurants, Inc. *                                       906         15
   Blair Corp.                                                    541         18
   Bob Evans Farms, Inc.                                        2,404         54
   Bombay (The) Co., Inc. * +                                   2,397         14
   Bon-Ton Stores                                                 600         10
   Brookstone, Inc. * +                                         1,395         20
   Brown Shoe Co., Inc.                                         1,209         40

EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Retail - 4.1% - (continued)
   Buckle (The), Inc. +                                           605       $ 18
   Buffalo Wild Wings, Inc. *                                     400         15
   Build-A-Bear Workshop, Inc. * +                                700         24
   Burlington Coat Factory Warehouse Corp.                      1,244         35
   Cache, Inc. *                                                  800         13
   California Pizza Kitchen, Inc. * +                           1,288         31
   Casey's General Stores, Inc.                                 3,387         61
   Cash America International, Inc.                             2,091         61
   Casual Male Retail Group, Inc. * +                           2,473         14
   Cato (The) Corp., Class A +                                  1,204         36
   CBRL Group, Inc.                                             3,300        141
   CEC Entertainment, Inc. *                                    2,495         97
   Charlotte Russe Holding, Inc. * +                              810         10
   Charming Shoppes, Inc. *                                     7,723         60
   Children's Place * +                                         1,107         44
   Christopher & Banks Corp. +                                  2,560         42
   CKE Restaurants, Inc. * +                                    3,505         54
   Coldwater Creek, Inc. * +                                    1,486         41
   Cosi, Inc. * +                                               1,600         12
   Cost Plus, Inc. of California * +                            1,486         42
   CSK Auto Corp. *                                             3,012         48
   Dave & Buster's, Inc. * +                                      755         15
   Deb Shops, Inc. +                                              378         11
   Dick's Sporting Goods, Inc. * +                              2,114         76
   Domino's Pizza, Inc.                                         1,900         32
   Dress Barn, Inc. *                                           1,331         25
   Electronics Boutique Holdings Corp. * +                        809         31
   Finish Line (The), Inc., Class A +                           2,486         51
   First Cash Financial Services, Inc. *                        1,000         24
   Fred's, Inc. +                                               2,588         44
   GameStop Corp., Class B *                                    2,500         49
   Genesco, Inc. * +                                            1,488         44
   Goody's Family Clothing, Inc. +                              1,286         12
   Group 1 Automotive, Inc. *                                   1,287         36
   Guitar Center, Inc. * +                                      1,678        102
   Hancock Fabrics, Inc. +                                      1,190         10
   Haverty Furniture Cos., Inc.                                 1,240         20
   Hibbett Sporting Goods, Inc. *                               1,764         49
   Hollywood Entertainment Corp. *                              3,571         49
   HOT Topic, Inc. * +                                          3,045         65
   IHOP Corp. +                                                 1,367         64
   Insight Enterprises, Inc. * +                                3,232         58
   J. Jill Group (The), Inc. * +                                1,191       $ 17
   Jack in the Box, Inc. *                                      2,489         89
   Jo-Ann Stores, Inc. *                                        1,323         40
   Jos. A. Bank Clothiers, Inc. * +                               707         19
   Kenneth Cole Productions, Inc., Class A                        444         13
   Kirkland's, Inc. * +                                           823          9
   Krispy Kreme Doughnuts, Inc. * +                             3,700         20
   Landry's Restaurants, Inc.                                   1,420         41
   Linens 'N Things, Inc. *                                     3,039         82
   Lithia Motors, Inc., Class A                                   909         24
   Lone Star Steakhouse & Saloon, Inc. +                        1,072         28
   Longs Drug Stores Corp.                                      2,063         56
   MarineMax, Inc. *                                              634         22
   Men's Wearhouse, Inc. *                                      2,124         75
   Movado Group, Inc.                                           1,196         22
   Movie Gallery, Inc.                                          1,674         38
   New York & Co., Inc. *                                         500          9
   Nu Skin Enterprises, Inc., Class A                           3,464         77
   O'Charleys, Inc. *                                           1,485         31
   P.F. Chang's China Bistro, Inc. * +                          1,709         94
   Panera Bread Co., Class A *                                  1,869        100
   Pantry (The), Inc. * +                                         700         24
   Papa John's International, Inc. * +                            803         28
   Party City Corp. *                                             804         10
   Payless Shoesource, Inc. * +                                 4,567         54
   PC Mall, Inc. * +                                              700          9
   Pep Boys - Manny, Moe & Jack +                               3,933         71
   Rare Hospitality International, Inc. *                       2,293         67
   Red Robin Gourmet Burgers, Inc. * +                            755         34
   Restoration Hardware, Inc. * +                               2,342         12
   Ryan's Restaurant Group, Inc. *                              2,841         38
   School Specialty, Inc. *                                     1,472         55
   Select Comfort Corp. * +                                     2,494         51
   Sharper Image Corp. * +                                        777         12
   Shoe Carnival, Inc. *                                          622         10
   ShopKo Stores, Inc. * +                                      1,936         34
   Smart & Final, Inc. *                                          846         11
   Sonic Automotive, Inc.                                       1,866         41
   Sonic Corp. *                                                3,935        133
   Sports Authority (The), Inc. * +                             1,500         37
   Stage Stores, Inc. *                                         1,190         46
   Steak n Shake (The) Co. * +                                  1,720         33

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Retail - 4.1% - (continued)
   Stein Mart, Inc. *                                             1,645   $   34
   Systemax, Inc. *                                                 200        1
   TBC Corp. *                                                    1,357       41
   Texas Roadhouse, Inc., Class A *                                 500       14
   Too, Inc. *                                                    2,299       61
   Tractor Supply Co. *                                           2,110       90
   Trans World Entertainment Corp. * +                            1,256       18
   Triarc Cos., Inc., Class B                                     2,565       38
   Tuesday Morning Corp. * +                                      1,830       57
   United Auto Group, Inc.                                        1,250       35
   West Marine, Inc. * +                                            905       22
   World Fuel Services Corp.                                      1,610       46
   Zale Corp. * +                                                 3,570      106
--------------------------------------------------------------------------------
                                                                           4,489
--------------------------------------------------------------------------------
Savings & Loans - 1.3%
   Anchor BanCorp Wisconsin, Inc. +                               1,528       42
   BankAtlantic Bancorp, Inc., Class A                            2,884       52
   BankUnited Financial Corp., Class A * +                        1,843       52
   Berkshire Hills Bancorp, Inc.                                    434       15
   Brookline Bancorp, Inc. +                                      3,987       60
   Charter Financial Corp. of Georgia                               352       13
   Citizens First Bancorp, Inc.                                     691       17
   Clifton Savings Bancorp, Inc.                                    500        6
   Commercial Capital Bancorp, Inc.                               2,491       54
   Commercial Federal Corp.                                       2,710       74
   CSF Holdings, Inc. *                                           2,000       --
   Dime Community Bancshares                                      2,144       33
   Downey Financial Corp.                                         1,200       75
   Fidelity Bankshares, Inc.                                      1,596       41
   First Financial Holdings, Inc.                                 1,057       31
   First Niagara Financial Group, Inc.                            6,485       89
   First Place Financial Corp. of Ohio                              989       20
   FirstFed Financial Corp. *                                     1,093       56
   Flagstar Bancorp, Inc. +                                       2,173       45
   Flushing Financial Corp.                                       1,290       23
   Franklin Bank Corp. of Houston *                                 500        8
   Harbor Florida Bancshares, Inc.                                1,553       53
   Horizon Financial Corp. +                                        839       18
   Itla Capital Corp. *                                             324       16
   KNBT Bancorp, Inc.                                             1,800       29
   MAF Bancorp, Inc.                                              1,897       83
   NASB Financial, Inc.                                             251       11
   Northwest Bancorp, Inc.                                        1,094   $   23
   OceanFirst Financial Corp. +                                     476       11
   Ocwen Financial Corp. * +                                      2,859       23
   Partners Trust Financial Group, Inc.                           2,508       28
   PennFed Financial Services, Inc.                                 590        9
   PFF Bancorp, Inc.                                                785       33
   Provident Bancorp, Inc.                                        2,753       35
   Provident Financial Holdings                                     378       11
   Provident Financial Services, Inc.                             5,078       90
   Sterling Financial Corp. of Washington *                       1,630       62
   TierOne Corp.                                                  1,446       36
   United Community Financial Corp. of Ohio +                     2,412       27
   Westfield Financial, Inc. +                                      378        9
   WSFS Financial Corp.                                             421       24
--------------------------------------------------------------------------------
                                                                           1,437
--------------------------------------------------------------------------------
Semiconductors - 2.0%
   Actel Corp. * +                                                1,709       29
   ADE Corp. * +                                                    500       10
   Alliance Semiconductor Corp. * +                               1,378        4
   AMIS Holdings, Inc. *                                          1,900       21
   Asyst Technologies, Inc. * +                                   3,691       18
   ATMI, Inc. * +                                                 2,129       58
   August Technology Corp. *                                      1,000       12
   Axcelis Technologies, Inc. *                                   6,653       57
   Brooks Automation, Inc. *                                      3,013       55
   Cirrus Logic, Inc. * +                                         5,708       27
   Cohu, Inc.                                                     1,421       26
   Credence Systems Corp. * +                                     5,721       50
   Diodes, Inc. * +                                                 504       13
   DSP Group, Inc. *                                              1,983       50
   Dupont Photomasks, Inc. * +                                      946       25
   Emulex Corp. *                                                 5,700       96
   Entegris, Inc. * +                                             2,956       29
   ESS Technology, Inc. * +                                       2,190       12
   Exar Corp. *                                                   2,720       38
   Formfactor, Inc. *                                             1,800       41
   FSI International, Inc. *                                      1,500        7
   Genesis Microchip, Inc. * +                                    2,200       32
   Helix Technology Corp.                                         2,012       35
   Integrated Device Technology, Inc. *                           7,100       89
   Integrated Silicon Solutions, Inc. * +                         2,486       16
   IXYS Corp. *                                                   1,427       15

EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 2.0% - (continued)
   Kopin Corp. * +                                                5,489   $   20
   Kulicke & Soffa Industries, Inc. * +                           3,872       25
   Lattice Semiconductor Corp. *                                  7,567       40
   LTX Corp. * +                                                  4,582       25
   Mattson Technology, Inc. * +                                   3,021       30
   Micrel, Inc. *                                                 4,615       44
   Microsemi Corp. * +                                            4,036       66
   Microtune, Inc. * +                                            3,500       17
   Mindspeed Technologies, Inc. * +                               7,585       21
   MIPS Technologies, Inc. *                                      2,600       29
   MKS Instruments, Inc. *                                        2,050       38
   Monolithic System Technology, Inc. * +                         1,784       10
   Mykrolis Corp. *                                               2,679       36
   Omnivision Technologies, Inc. * +                              3,752       76
   ON Semiconductor Corp. * +                                     8,732       40
   Pericom Semiconductor Corp. *                                  1,741       15
   Photronics, Inc. * +                                           2,179       40
   Pixelworks, Inc. * +                                           2,683       26
   PLX Technology, Inc. *                                         1,500       18
   Power Integrations, Inc. *                                     1,895       40
   Rudolph Technologies, Inc. *                                     923       17
   Semitool, Inc. * +                                             1,345       14
   Sigmatel, Inc. *                                               1,700       71
   Silicon Image, Inc. *                                          5,000       58
   Siliconix, Inc. * +                                              476       14
   Sipex Corp. * +                                                1,827        4
   Sirf Technology Holdings, Inc.*                                1,000       11
   Skyworks Solutions, Inc. * +                                  10,065       73
   Standard Microsystems Corp. *                                  1,155       20
   Supertex, Inc. * +                                               718       14
   Tessera Technologies, Inc. *                                   1,700       69
   Transmeta Corp. of Delaware * +                               10,778       11
   Tripath Technology, Inc. * +                                   3,200        4
   Triquint Semiconductor, Inc. *                                 9,299       32
   Ultratech Stepper, Inc. * +                                    1,441       23
   Varian Semiconductor Equipment Associates, Inc. * +            2,461       98
   Veeco Instruments, Inc. *                                      1,754       26
   Vitesse Semiconductor Corp. * +                               14,549       44
   Volterra Semiconductor Corp. * +                                 400        6
   Zoran Corp. * +                                                2,857       31
--------------------------------------------------------------------------------
                                                                           2,161
--------------------------------------------------------------------------------
Software - 2.4%
   Actuate Corp. *                                                3,000   $    8
   Advent Software, Inc. *                                        1,601       28
   Allscripts Healthcare Solutions, Inc. * +                      2,154       29
   Altiris, Inc. * +                                              1,502       44
   Ansys, Inc. *                                                  2,100       76
   Ascential Software Corp. *                                     4,001       62
   Aspen Technology, Inc. *                                       3,260       17
   Atari, Inc. *                                                    700        2
   Authentidate Holding Corp. *                                   2,400       12
   Blackboard, Inc. * +                                             600       10
   Borland Software Corp. *                                       5,422       45
   Captaris, Inc. *                                               1,600        8
   CCC Information Services Group, Inc. * +                         465       10
   Cerner Corp. * +                                               1,931      101
   Computer Programs & Systems, Inc.                                498       13
   Concord Communications, Inc. * +                               1,328       14
   Concur Technologies, Inc. * +                                  1,930       16
   CSG Systems International, Inc. *                              3,480       59
   Dendrite International, Inc. * +                               2,378       37
   Digi International, Inc. *                                     1,300       20
   Eclipsys Corp. *                                               2,473       38
   eFunds Corp. * +                                               3,259       72
   Embarcadero Technologies, Inc. *                               1,254        8
   Epicor Software Corp. * +                                      2,805       43
   EPIQ Systems, Inc. * +                                         1,010       13
   FalconStor Software, Inc. * +                                  2,115       15
   Filenet Corp. *                                                2,781       65
   Hyperion Solutions Corp. *                                     2,572      130
   IDX Systems Corp. *                                            1,339       46
   Infocrossing, Inc. *                                           1,000       19
   Informatica Corp. *                                            5,782       45
   infoUSA, Inc. * +                                              2,378       25
   InPhonic, Inc. * +                                               400        9
   Inter-Tel, Inc. +                                              1,369       38
   Intervideo, Inc. *                                               400        5
   JDA Software Group, Inc. * +                                   1,719       23
   Keane, Inc. *                                                  3,349       44
   Lawson Software, Inc. *                                        3,475       20
   Mantech International Corp., Class A *                         1,057       26
   Manugistics Group, Inc. * +                                    3,712        7
   MAPICS, Inc. * +                                               1,543       19
   MapInfo Corp. *                                                1,600       21

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Software - 2.4% - (continued)
   Micromuse, Inc. * +                                            5,216   $   26
   MicroStrategy, Inc., Class A * +                                 757       54
   Midway Games, Inc. * +                                         3,021       32
   MRO Software, Inc. * +                                         1,519       21
   MSC.Software Corp. * +                                         1,957       23
   NDCHealth Corp.                                                2,367       37
   NetIQ Corp. * +                                                3,873       46
   Omnicell, Inc. * +                                             1,776       12
   Open Solutions, Inc. * +                                         900       18
   OPNET Technologies, Inc. *                                       842        6
   Packeteer, Inc. *                                              2,184       35
   PalmSource, Inc. * +                                           1,052       11
   Parametric Technology Corp. *                                 17,960      103
   PDF Solutions, Inc. * +                                        1,129       15
   Pegasystems, Inc. * +                                            755        4
   Per-Se Technologies, Inc. * +                                  1,730       26
   Pinnacle Systems, Inc. * +                                     4,763       20
   PLATO Learning, Inc. *                                         1,500       12
   Progress Software Corp. *                                      2,050       47
   QAD, Inc.                                                        875        7
   Quality Systems, Inc. *                                          220       18
   Quest Software, Inc. * +                                       3,238       44
   Renaissance Learning, Inc. +                                     618       10
   Retek, Inc. * +                                                4,179       35
   Safeguard Scientifics, Inc. * +                                9,354       15
   Salesforce.com Inc. * +                                        1,000       16
   ScanSoft, Inc. * +                                             5,494       24
   Schawk, Inc.                                                     696       15
   Seachange International, Inc. * +                              1,652       23
   Serena Software, Inc. * +                                      1,711       40
   SPSS, Inc. *                                                     972       19
   SS&C Technologies, Inc. +                                        919       22
   Take-Two Interactive Software, Inc. * +                        2,955      108
   THQ, Inc. * +                                                  2,550       70
   TradeStation Group, Inc. *                                     1,427       10
   Transaction Systems Architects, Inc., Class A *                2,554       60
   Trident Microsystems, Inc. *                                   1,300       24
   Ulticom, Inc. * +                                                710       10
   Ultimate Software Group, Inc. * +                              1,400       19
   Verint Systems, Inc. * +                                         696       27
   Wind River Systems, Inc. * +                                   4,748       64
   Witness Systems, Inc. *                                        1,500   $   28
--------------------------------------------------------------------------------
                                                                           2,598
--------------------------------------------------------------------------------
Storage/Warehousing - 0.0%
   Mobile Mini, Inc. * +                                          1,009       38
--------------------------------------------------------------------------------
Telecommunications - 2.0%
   Adaptec, Inc. * +                                              7,391       40
   Aeroflex, Inc. * +                                             4,428       45
   Airspan Networks, Inc. *                                       2,600       11
   Alamosa Holdings, Inc. * +                                     6,911       88
   Anaren, Inc. * +                                               1,597       20
   Anixter International, Inc. *                                  1,991       75
   Applied Signal Technology, Inc. +                                702       16
   Arris Group, Inc. * +                                          5,618       36
   Aspect Communications Corp. *                                  2,597       28
   Atheros Communications, Inc. * +                                 900       12
   Audiovox Corp., Class A *                                      1,137       17
   Avanex Corp. * +                                               5,951       10
   Black Box Corp. +                                              1,103       43
   Boston Communications Group * +                                1,245        9
   Broadwing Corp. * +                                            3,124       18
   C-COR, Inc. * +                                                2,873       22
   Carrier Access Corp. *                                         1,500       10
   Cincinnati Bell, Inc. * +                                     17,359       76
   Commonwealth Telephone Enterprises, Inc. * +                   1,481       70
   CommScope, Inc. * +                                            3,640       55
   Comtech Telecommunications * +                                   965       35
   CT Communications, Inc. +                                      1,327       15
   D&E Communications, Inc. +                                     1,091       12
   Ditech Communications Corp. *                                  2,001       25
   Dobson Communications Corp., Class A * +                       6,894       16
   EMS Technologies, Inc. * +                                       802       12
   Enterasys Networks, Inc. * +                                  16,338       24
   Extreme Networks *                                             7,355       43
   Finisar Corp. * +                                             12,443       19
   General Communication, Inc., Class A *                         3,119       29
   Golden Telecom, Inc. +                                           909       27
   Harmonic, Inc. * +                                             5,005       55
   Hypercom Corp. * +                                             3,217       15
   Interdigital Communications Corp. *                            3,800       66
   Intrado, Inc. * +                                              1,168       15
   Iowa Telecommunications Services, Inc.                         1,200       24
   Ixia * +                                                       1,859       33

EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 2.0% - (continued)
   Jamdat Mobile, Inc. * +                                         400    $    7
   KVH Industries, Inc. * +                                      1,307        13
   Mastec, Inc. * +                                              1,619        15
   MRV Communications, Inc. * +                                  7,871        29
   Netgear, Inc. * +                                             1,500        21
   Network Equipment Technologies, Inc. * +                      1,846        13
   Newport Corp. *                                               2,857        40
   NMS Communciations Corp. *                                    3,600        18
   North Pittsburgh Systems, Inc. +                              1,229        29
   Novatel Wireless, Inc. * +                                    1,300        14
   Oplink Communications, Inc. *                                 7,301        12
   Optical Cable Corp *                                         79,600        --
   Paradyne Networks Corp. *                                     2,300         5
   Powerwave Technologies, Inc. * +                              6,925        47
   Premiere Global Services, Inc. *                              4,079        42
   Price Communications Corp. * +                                2,727        49
   Primus Telecommunications Group, Inc. * +                     5,028         9
   Remec, Inc. *                                                 4,294        27
   RF Micro Devices, Inc. * +                                   12,482        69
   SafeNet, Inc. *                                               1,560        47
   SBA Communications Corp., Class A * +                         3,215        28
   Shenandoah Telecom Co.                                          548        15
   Spectralink Corp. +                                           1,209        18
   Stratex Networks, Inc. * +                                    6,874        14
   SureWest Communications +                                     1,008        23
   Sycamore Networks, Inc. * +                                  11,872        43
   SymmetriCom, Inc. * +                                         3,005        32
   Talk America Holdings, Inc. * +                               1,886        12
   Tekelec *                                                     3,277        56
   Terayon Communication Systems, Inc. *                         5,083        17
   Time Warner Telecom, Inc., Class A *                          3,436        14
   Triton PCS Holdings, Inc., Class A *                          1,801         6
   Ubiquitel, Inc. *                                             4,800        36
   USA Mobility, Inc. * +                                        1,662        65
   Viasat, Inc. * +                                              1,491        30
   Westell Technologies, Inc., Class A * +                       3,692        23
   Wireless Facilities, Inc. *                                   3,010        21
   Zhone Technologies, Inc. * +                                  3,095         8
--------------------------------------------------------------------------------
                                                                           2,133
--------------------------------------------------------------------------------
Textiles - 0.1%
   Angelica Corp. +                                                596        18
   G & K Services, Inc., Class A                                 1,188        51
   Unifirst Corp. of Massachusetts +                               574    $   23
--------------------------------------------------------------------------------
                                                                              92
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Action Performance Cos., Inc. +                               1,093        16
   Department 56, Inc. * +                                         945        15
   Jakks Pacific, Inc. * +                                       1,707        34
   Leapfrog Enterprises, Inc. * +                                1,800        19
   RC2 Corp. * +                                                 1,100        34
   Topps (The) Co. +                                             2,365        22
--------------------------------------------------------------------------------
                                                                             140
--------------------------------------------------------------------------------
Transportation - 1.6%
   Alexander & Baldwin, Inc.                                     2,814       128
   Arkansas Best Corp. +                                         1,422        61
   Covenant Transport, Inc., Class A * +                           564        12
   EGL, Inc. *                                                   2,382        76
   Florida East Coast Industries, Inc. +                         1,342        58
   Forward Air Corp. +                                           1,524        67
   Genesee & Wyoming, Inc., Class A *                            1,236        30
   Gulfmark Offshore, Inc. * +                                   1,140        31
   Heartland Express, Inc.                                       3,078        63
   HUB Group, Inc., Class A *                                      500        29
   Kansas City Southern Industries, Inc. * +                     4,192        82
   Kirby Corp. *                                                 1,443        64
   Knight Transportation, Inc. +                                 2,411        64
   Laidlaw International, Inc. *                                 7,000       161
   Landstar System, Inc. *                                       4,020       141
   Marten Transport Ltd. *                                         500        12
   Offshore Logistics, Inc. *                                    1,342        44
   Old Dominion Freight Line, Inc. *                             1,284        45
   Overnite Corp.                                                1,800        61
   Overseas Shipholding Group                                    1,812       118
   Pacer International, Inc. *                                   1,746        44
   PAM Transportation Services, Inc. *                             504         9
   Quality Distribution, Inc. *                                    500         5
   RailAmerica, Inc. * +                                         2,363        29
   SCS Transportation, Inc. *                                      973        22
   Seabulk International, Inc. *                                   723        13
   Swift Transportation Co., Inc. *                              3,000        71
   U.S. Xpress Enterprises, Inc., Class A * +                      344         9
   USF Corp.                                                     1,798        86
   Werner Enterprises, Inc.                                      3,100        66
--------------------------------------------------------------------------------
                                                                           1,701
--------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 68.1% - CONTINUED
--------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
   AMERCO, Inc. *                                                600     $    27
   GATX Corp.                                                  3,241          97
   Greenbrier Cos., Inc. +                                       420          11
--------------------------------------------------------------------------------
                                                                             135
--------------------------------------------------------------------------------
Water - 0.1%
   American States Water Co. +                                 1,143          31
   California Water Service Group +                            1,095          38
   Connecticut Water Service, Inc. +                             674          17
   Middlesex Water Co. +                                         898          16
   Pico Holdings, Inc. *                                         566          13
   SJW Corp. +                                                   429          15
   Southwest Water Co. +                                       1,260          14
--------------------------------------------------------------------------------
                                                                             144
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $51,696)                                                            74,107

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.0%
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc.,
      8.00%, 1/2/07                                               $1          --
--------------------------------------------------------------------------------
Total Convertible Bond
--------------------------------------------------------------------------------
(Cost $1)                                                                     --

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 31.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                         34,197,106    34,197
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $34,197)                                                            34,197

--------------------------------------------------------------------------------
OTHER - 0.0%
--------------------------------------------------------------------------------
   Escrow DLB Oil & Gas *                                          400        --
   Escrow MascoTech, Inc. *                                     10,600        --
   Escrow Position PetroCorp. *                                    420        --
--------------------------------------------------------------------------------
Total Other
--------------------------------------------------------------------------------
(Cost $--)                                                                    --

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------
   Aura Systems, Inc. Exp. 5/31/05 *                            513         $--
   Optical Cable Corp., Exp. 10/24/07 *                         232          --
   Redback Networks, Inc., Exp. 1/2/11 *                        182           1
   Redback Networks, Inc., Exp. 1/2/11 *                        191          --
--------------------------------------------------------------------------------
Total Warrants
--------------------------------------------------------------------------------
(Cost $--)                                                                    1

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                             $327         327
      U.S. Treasury Bill, /(2)/
      2.17%, 3/24/05                                             150         150
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $477)                                                                  477

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $86,371)                                                          $108,782
--------------------------------------------------------------------------------

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the Small Company Index Portfolio had open futures contracts as follows:

-------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
    TYPE                 CONTRACTS    (000S)    POSITION     EXP.       (000S)
-------------------------------------------------------------------------------
Russell 2000                 2         $635       Long       3/05        $14
===============================================================================

EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At February 28, 2005, the industry sectors for the Small Company Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                15.2%
Consumer Staples                                                       2.8
Energy                                                                 6.6
Financials                                                            21.3
Health Care                                                           12.0
Industrials                                                           14.5
Information Technology                                                16.6
Materials                                                              6.6
Telecommunication Services                                             1.0
Utilities                                                              3.4
--------------------------------------------------------------------------------
Total                                                                100.0%

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $86,371
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $26,234
Gross tax depreciation of investments                                    (3,823)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                     $22,411
-------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 74.8%
--------------------------------------------------------------------------------
Advertising - 1.1%
   Getty Images, Inc. * +                                         6,100   $  435
--------------------------------------------------------------------------------
Agriculture - 0.9%
   Bunge Ltd. +                                                   6,600      361
--------------------------------------------------------------------------------
Apparel - 0.9%
   Deckers Outdoor Corp. *                                        5,200      213
   Fossil, Inc. *                                                 5,094      131
--------------------------------------------------------------------------------
                                                                             344
--------------------------------------------------------------------------------
Banks - 2.3%
   East-West Bancorp, Inc.                                       16,400      590
   Investors Financial Services Corp. +                           5,900      296
--------------------------------------------------------------------------------
                                                                             886
--------------------------------------------------------------------------------
Biotechnology - 3.1%
   Affymetrix, Inc. * +                                           7,200      308
   Biogen Idec, Inc. *                                            5,400      209
   Genzyme Corp. *                                                6,300      353
   Serologicals Corp. * +                                        13,500      326
--------------------------------------------------------------------------------
                                                                           1,196
--------------------------------------------------------------------------------
Building Materials - 0.9%
   Masco Corp.                                                   10,800      364
--------------------------------------------------------------------------------
Commercial Services - 2.8%
   ChoicePoint, Inc. *                                            6,600      266
   Corporate Executive Board Co. +                                8,400      525
   Robert Half International, Inc. +                              9,800      286
--------------------------------------------------------------------------------
                                                                           1,077
--------------------------------------------------------------------------------
Data Processing Services - 4.1%
   Alliance Data Systems Corp. *                                  8,000      316
   Certegy, Inc.                                                 13,500      481
   Global Payments, Inc. +                                        5,500      305
   NAVTEQ Corp. *                                                 4,400      192
   Paychex, Inc.                                                  8,900      284
--------------------------------------------------------------------------------
                                                                           1,578
--------------------------------------------------------------------------------
Distribution/Wholesale - 1.2%
   Fastenal Co. +                                                 7,900      462
--------------------------------------------------------------------------------
Diversified Financial Services - 3.2%
   Calamos Asset Management, Inc., Class A *                     10,109      287
   Chicago Mercantile Exchange Holdings, Inc.                     1,100      227
   Legg Mason, Inc. +                                             4,700      379
   Price (T. Rowe) Group, Inc.                                    5,400      332
--------------------------------------------------------------------------------
                                                                           1,225
--------------------------------------------------------------------------------
Electronics - 0.8%
   Symbol Technologies, Inc.                                     17,600      312
--------------------------------------------------------------------------------
Entertainment - 2.9%
   Las Vegas Sands Corp. * +                                      6,500   $  311
   Penn National Gaming, Inc. *                                   5,890      356
   Station Casinos, Inc.                                          7,200      439
--------------------------------------------------------------------------------
                                                                           1,106
--------------------------------------------------------------------------------
Environmental Control - 0.7%
   Stericycle, Inc. * +                                           5,800      267
--------------------------------------------------------------------------------
Hardware - 1.4%
   Network Appliance, Inc. *                                      8,800      264
   Zebra Technologies Corp., Class A *                            5,800      289
--------------------------------------------------------------------------------
                                                                             553
--------------------------------------------------------------------------------
Healthcare - Equipment - 0.9%
   Waters Corp. *                                                 7,200      352
--------------------------------------------------------------------------------
Healthcare - Products - 4.0%
   Advanced Neuromodulation Systems, Inc. * +                     9,700      286
   Gen-Probe, Inc. * +                                            6,900      351
   Kinetic Concepts, Inc. *                                       3,100      202
   St. Jude Medical, Inc. *                                       8,500      332
   Zimmer Holdings, Inc. *                                        4,300      370
--------------------------------------------------------------------------------
                                                                           1,541
--------------------------------------------------------------------------------
Healthcare - Services - 0.7%
   United Surgical Partners International, Inc. *                 6,684      274
--------------------------------------------------------------------------------
Household Products - 0.8%
   Prestige Brands Holdings, Inc. +                              17,195      309
--------------------------------------------------------------------------------
Instrumentation/Controls - 0.3%
   Watts Industries, Inc., Class A                                3,276      109
--------------------------------------------------------------------------------
Internet - 1.9%
   McAfee, Inc. *                                                14,200      328
   Shopping.com Ltd. * +                                         12,000      197
   Symantec Corp. *                                               9,700      214
--------------------------------------------------------------------------------
                                                                             739
--------------------------------------------------------------------------------
IT Services - 0.7%
   Cognizant Technology Solutions Corp., Class A *                5,800      274
--------------------------------------------------------------------------------
Leisure Time - 2.5%
   Life Time Fitness, Inc. * +                                   18,800      472
   Royal Caribbean Cruises Ltd. +                                10,900      515
--------------------------------------------------------------------------------
                                                                             987
--------------------------------------------------------------------------------
Lodging - 2.2%
   Marriott International, Inc., Class A                          6,800      436
   Starwood Hotels & Resorts Worldwide, Inc.                      7,600      435
--------------------------------------------------------------------------------
                                                                             871
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 74.8% - CONTINUED
--------------------------------------------------------------------------------
Machinery - Diversified - 4.4%
   Danaher Corp. +                                               9,600   $   520
   Dover Corp.                                                   3,500       135
   ITT Industries, Inc.                                          6,000       528
   Rockwell Automation, Inc.                                     8,300       516
--------------------------------------------------------------------------------
                                                                           1,699
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.0%
   Roper Industries, Inc.                                        6,200       401
--------------------------------------------------------------------------------
Oil & Gas - 3.3%
   Devon Energy Corp.                                           13,800       646
   XTO Energy, Inc.                                             13,500       614
--------------------------------------------------------------------------------
                                                                           1,260
--------------------------------------------------------------------------------
Oil & Gas Services - 2.5%
   BJ Services Co.                                               8,500       425
   Smith International, Inc.                                     8,300       533
--------------------------------------------------------------------------------
                                                                             958
--------------------------------------------------------------------------------
Pharmaceuticals - 3.9%
   Caremark Rx, Inc. *                                          11,800       452
   Endo Pharmaceuticals Holdings, Inc. * +                      10,900       246
   Gilead Sciences, Inc. *                                      10,400       359
   Sepracor, Inc. * +                                            6,900       445
--------------------------------------------------------------------------------
                                                                           1,502
--------------------------------------------------------------------------------
Restaurants - 1.6%
   Applebee's International, Inc.                                8,000       228
   Cheesecake Factory (The), Inc. *                             11,600       395
--------------------------------------------------------------------------------
                                                                             623
--------------------------------------------------------------------------------
Retail - 5.5%
   Coach, Inc. *                                                 8,200       455
   Dick's Sporting Goods, Inc. * +                              16,400       588
   Petsmart, Inc.                                               12,200       372
   Starbucks Corp. *                                             8,400       435
   Urban Outfitters, Inc. *                                      6,800       283
--------------------------------------------------------------------------------
                                                                           2,133
--------------------------------------------------------------------------------
Semiconductors - 3.4%
   Broadcom Corp., Class A *                                     9,700       313
   Integrated Circuit Systems, Inc. *                           12,100       244
   Kla-Tencor Corp. +                                            6,500       321
   National Semiconductor Corp. +                               21,300       425
--------------------------------------------------------------------------------
                                                                           1,303
--------------------------------------------------------------------------------
Software - 3.9%
   Autodesk, Inc.                                                7,200       214
   Cognos, Inc. *                                                8,500       365
   Hyperion Solutions Corp. *                                    6,500   $   328
   Manhattan Associates, Inc. * +                               16,000       318
   Mercury Interactive Corp. *                                   6,200       284
--------------------------------------------------------------------------------
                                                                           1,509
--------------------------------------------------------------------------------
Telecommunications - 1.2%
   Nextel Partners, Inc., Class A * +                           23,800       474
--------------------------------------------------------------------------------
Telecommunications Equipment - 2.0%
   Adtran, Inc. +                                               12,400       232
   Andrew Corp. *                                               16,300       197
   Juniper Networks, Inc. *                                     16,900       364
--------------------------------------------------------------------------------
                                                                             793
--------------------------------------------------------------------------------
Transportation - 1.8%
   Expeditors International Washington, Inc.                     5,600       311
   UTI Worldwide, Inc. +                                         5,000       371
--------------------------------------------------------------------------------
                                                                             682
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $25,025)                                                            28,959

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 22.8%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          8,824,810     8,825
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $8,825)                                                              8,825

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.4%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                               $912       912
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $912)                                                                  912

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $34,762)                                                           $38,696

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (continued)

At February 28, 2005, the industry sectors for the Mid Cap Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                               24.1%
Consumer Staples                                                      1.6
Energy                                                                7.6
Financials                                                            7.3
Health Care                                                          16.8
Industrials                                                          17.4
Information Technology                                               23.6
Telecommunication Services                                            1.6
--------------------------------------------------------------------------------
Total                                                               100.0%

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $34,762
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 4,643
Gross tax depreciation of investments                                      (709)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 3,934
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 93.0%
--------------------------------------------------------------------------------
Advertising - 1.4%
   Omnicom Group +                                              30,300   $ 2,759
--------------------------------------------------------------------------------
Aerospace/Defense - 2.5%
   Rockwell Collins, Inc.                                       35,800     1,649
   United Technologies Corp.                                    34,000     3,396
--------------------------------------------------------------------------------
                                                                           5,045
--------------------------------------------------------------------------------
Agriculture - 0.9%
   Archer-Daniels-Midland Co.                                   79,000     1,904
--------------------------------------------------------------------------------
Beverages - 3.6%
   Coca-Cola (The) Co.                                          67,000     2,867
   PepsiCo, Inc.                                                81,800     4,406
--------------------------------------------------------------------------------
                                                                           7,273
--------------------------------------------------------------------------------
Biotechnology - 2.9%
   Amgen, Inc. *                                                57,500     3,542
   Biogen Idec, Inc. *                                          21,700       839
   Invitrogen Corp. * +                                         21,200     1,483
--------------------------------------------------------------------------------
                                                                           5,864
--------------------------------------------------------------------------------
Chemicals - 3.2%
   Air Products & Chemicals, Inc.                               32,600     2,041
   Dow Chemical (The) Co.                                       47,600     2,625
   du Pont (E.I.) de Nemours & Co.                              35,000     1,866
--------------------------------------------------------------------------------
                                                                           6,532
--------------------------------------------------------------------------------
Computers - 7.6%
   Apple Computer, Inc. *                                       69,400     3,113
   Dell, Inc. *                                                130,000     5,212
   EMC Corp. of Massachusetts *                                191,000     2,418
   International Business Machines Corp.                        50,000     4,629
--------------------------------------------------------------------------------
                                                                          15,372
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 3.3%
   Gillette (The) Co.                                           55,700     2,799
   Procter & Gamble Co.                                         72,400     3,844
--------------------------------------------------------------------------------
                                                                           6,643
--------------------------------------------------------------------------------
Diversified Financial Services - 4.3%
   American Express Co.                                         85,000     4,603
   Goldman Sachs Group, Inc. +                                  23,600     2,568
   Morgan Stanley                                               28,200     1,592
--------------------------------------------------------------------------------
                                                                           8,763
--------------------------------------------------------------------------------
Electric - 1.1%
   AES Corp. *                                                 138,900     2,325
--------------------------------------------------------------------------------
Electrical Components & Equipment - 1.6%
   Emerson Electric Co.                                         28,800     1,910
   Energizer Holdings, Inc. *                                   23,600   $ 1,398
--------------------------------------------------------------------------------
                                                                           3,308
--------------------------------------------------------------------------------
Electronics - 1.2%
   Symbol Technologies, Inc.                                    30,000       532
   Waters Corp. *                                               38,000     1,856
--------------------------------------------------------------------------------
                                                                           2,388
--------------------------------------------------------------------------------
Healthcare - Products - 7.8%
   Alcon, Inc.                                                  24,189     2,087
   Becton, Dickinson & Co.                                      30,000     1,796
   Cooper Cos., Inc. +                                          12,200     1,005
   Johnson & Johnson                                           133,000     8,725
   Patterson Cos., Inc. * +                                     43,600     2,163
--------------------------------------------------------------------------------
                                                                          15,776
--------------------------------------------------------------------------------
Healthcare - Services - 4.0%
   HCA, Inc. +                                                  46,000     2,172
   UnitedHealth Group, Inc.                                     37,600     3,427
   WellPoint, Inc. *                                            21,400     2,612
--------------------------------------------------------------------------------
                                                                           8,211
--------------------------------------------------------------------------------
Home Builders - 1.0%
--------------------------------------------------------------------------------
   KB HOME                                                      17,000     2,122
--------------------------------------------------------------------------------
Household Products/Wares - 1.0%
--------------------------------------------------------------------------------
   Clorox Co. +                                                 32,500     1,951
--------------------------------------------------------------------------------
Insurance - 3.1%
--------------------------------------------------------------------------------
   American International Group, Inc.                           53,300     3,561
   Prudential Financial, Inc.                                   49,300     2,810
--------------------------------------------------------------------------------
                                                                           6,371
--------------------------------------------------------------------------------
Iron/Steel - 0.5%
--------------------------------------------------------------------------------
   Nucor Corp. +                                                16,700     1,041
--------------------------------------------------------------------------------
Lodging - 3.8%
   Harrah's Entertainment, Inc. +                               27,800     1,824
   Marriott International, Inc., Class A                        40,000     2,564
   Starwood Hotels & Resorts Worldwide, Inc.                    37,000     2,118
   Station Casinos, Inc.                                        21,700     1,322
--------------------------------------------------------------------------------
                                                                           7,828
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 1.3%
   Caterpillar, Inc.                                            28,700     2,728
--------------------------------------------------------------------------------
Machinery - Diversified - 1.2%
   Rockwell Automation, Inc.                                    37,900     2,355
--------------------------------------------------------------------------------
Media - 1.6%
   McGraw-Hill Cos. (The), Inc.                                 36,000     3,307
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 93.0% - CONTINUED
--------------------------------------------------------------------------------
Mining - 1.0%
   Freeport-McMoRan Copper & Gold, Inc.,
      Class B +                                                 50,000   $ 2,091
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.9%
   General Electric Co.                                        113,600     3,999
   ITT Industries, Inc.                                         21,900     1,926
--------------------------------------------------------------------------------
                                                                           5,925
--------------------------------------------------------------------------------
Oil & Gas - 2.7%
   Diamond Offshore Drilling, Inc. +                            34,900     1,727
   GlobalSantaFe Corp. +                                        27,800     1,042
   Pioneer Natural Resources Co.                                28,900     1,219
   Transocean, Inc. *                                           33,100     1,605
--------------------------------------------------------------------------------
                                                                           5,593
--------------------------------------------------------------------------------
Oil & Gas Services - 2.1%
   Baker Hughes, Inc.                                           55,200     2,610
   Halliburton Co.                                              36,700     1,614
--------------------------------------------------------------------------------
                                                                           4,224
--------------------------------------------------------------------------------
Pharmaceuticals - 8.2%
   Abbott Laboratories                                          57,000     2,621
   Cephalon, Inc. * +                                           20,000       981
   Forest Laboratories, Inc. *                                  42,000     1,793
   Medco Health Solutions, Inc. *                               45,000     1,999
   Pfizer, Inc.                                                192,600     5,064
   Sepracor, Inc. * +                                           31,900     2,057
   Wyeth                                                        51,900     2,119
--------------------------------------------------------------------------------
                                                                          16,634
--------------------------------------------------------------------------------
Retail - 5.0%
   CVS Corp.                                                    51,700     2,576
   Staples, Inc.                                                91,100     2,872
   Walgreen Co.                                                 51,000     2,184
   Yum! Brands, Inc.                                            54,000     2,634
--------------------------------------------------------------------------------
                                                                          10,266
--------------------------------------------------------------------------------
Semiconductors - 4.8%
   Broadcom Corp., Class A *                                    59,700     1,925
   Freescale Semiconductor, Inc. *                              28,300       535
   Intel Corp.                                                 140,700     3,374
   Texas Instruments, Inc.                                     147,000     3,891
--------------------------------------------------------------------------------
                                                                           9,725
--------------------------------------------------------------------------------
Software - 7.0%
   Adobe Systems, Inc.                                          33,000     2,038
   Cognos, Inc. *                                               45,300     1,944
   Electronic Arts, Inc. *                                      44,000     2,837
   Microsoft Corp.                                             294,200   $ 7,408
--------------------------------------------------------------------------------
                                                                          14,227
--------------------------------------------------------------------------------
Transportation - 0.4%
   Hunt (J.B.) Transport Services, Inc.                         15,400       727
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $175,324)                                                          189,278

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 5.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                         11,984,025    11,984
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $11,984)                                                            11,984

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.1%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                            $2,346      2,346
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $2,346)                                                              2,346

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $189,654)                                                         $203,608

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO (continued)

At February 28, 2005, the industry sectors for the Focused Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                 11.3%
Consumer Staples                                                       12.6
Energy                                                                  5.2
Financials                                                              8.0
Health Care                                                            25.7
Industrials                                                             9.9
Information Technology                                                 21.0
Materials                                                               5.1
Utilities                                                               1.2
--------------------------------------------------------------------------------
Total                                                                 100.0%

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $189,654
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 16,036
Gross tax depreciation of investments                                    (2,082)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 13,954
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.3%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.6%
   United Technologies Corp.                                      7,550   $  754
--------------------------------------------------------------------------------
Agriculture - 0.5%
   Monsanto Co.                                                   3,900      229
--------------------------------------------------------------------------------
Apparel - 0.6%
   NIKE, Inc., Class B                                            3,525      306
--------------------------------------------------------------------------------
Auto Manufacturers - 0.6%
   PACCAR, Inc.                                                   4,025      303
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.0%
   Johnson Controls, Inc.                                         8,025      474
--------------------------------------------------------------------------------
Banks - 1.7%
   Bank of America Corp.                                         16,975      792
--------------------------------------------------------------------------------
Beverages - 2.1%
   PepsiCo, Inc.                                                 17,875      963
--------------------------------------------------------------------------------
Biotechnology - 2.4%
   Amgen, Inc. *                                                 14,825      913
   Biogen Idec, Inc. *                                            5,250      203
--------------------------------------------------------------------------------
                                                                           1,116
--------------------------------------------------------------------------------
Chemicals - 3.6%
   du Pont (E.I.) de Nemours & Co.                               14,775      787
   Praxair, Inc.                                                 20,225      907
--------------------------------------------------------------------------------
                                                                           1,694
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Accenture Ltd., Class A *                                     16,225      415
--------------------------------------------------------------------------------
Computers - 2.3%
   Dell, Inc. *                                                  10,600      425
   EMC Corp. of Massachusetts *                                  51,525      652
--------------------------------------------------------------------------------
                                                                           1,077
--------------------------------------------------------------------------------
Diversified Financial Services - 8.7%
   American Express Co.                                          11,800      639
   Citigroup, Inc.                                               19,400      926
   Franklin Resources, Inc.                                       7,025      493
   Goldman Sachs Group, Inc.                                      6,775      737
   Lehman Brothers Holdings, Inc.                                 4,975      454
   MBNA Corp.                                                    32,700      829
--------------------------------------------------------------------------------
                                                                           4,078
--------------------------------------------------------------------------------
Electric - 2.2%
   Dominion Resources, Inc. of Virginia +                         7,500      540
   Exelon Corp.                                                  10,375      471
--------------------------------------------------------------------------------
                                                                           1,011
--------------------------------------------------------------------------------
Electronics - 1.9%
   Flextronics International Ltd. *                              34,850      465
   Gentex Corp.                                                  12,025   $  408
--------------------------------------------------------------------------------
                                                                             873
--------------------------------------------------------------------------------
Engineering & Construction - 1.3%
   Jacobs Engineering Group, Inc. * +                            10,650      596
--------------------------------------------------------------------------------
Food - 1.0%
   Sysco Corp.                                                   12,975      447
--------------------------------------------------------------------------------
Healthcare - Products - 6.5%
   Alcon, Inc.                                                    7,050      609
   Dentsply International, Inc.                                   7,650      421
   Guidant Corp.                                                  7,700      565
   Medtronic, Inc.                                                4,725      246
   St. Jude Medical, Inc. *                                      12,200      477
   Zimmer Holdings, Inc. *                                        8,350      717
--------------------------------------------------------------------------------
                                                                           3,035
--------------------------------------------------------------------------------
Insurance - 7.7%
   AMBAC Financial Group, Inc.                                    7,675      597
   American International Group, Inc.                            14,225      950
   Everest Re Group Ltd.                                          5,825      506
   Hartford Financial Services Group, Inc. +                     13,625      981
   Prudential Financial, Inc.                                    10,175      580
--------------------------------------------------------------------------------
                                                                           3,614
--------------------------------------------------------------------------------
Internet - 1.3%
   eBay, Inc. *                                                   7,300      313
   Yahoo!, Inc. *                                                 8,525      275
--------------------------------------------------------------------------------
                                                                             588
--------------------------------------------------------------------------------
Leisure Time - 1.5%
   Carnival Corp.                                                11,225      610
   Harley-Davidson, Inc.                                          1,823      113
--------------------------------------------------------------------------------
                                                                             723
--------------------------------------------------------------------------------
Lodging - 3.8%
   Harrah's Entertainment, Inc.                                   6,525      428
   Las Vegas Sands Corp. * +                                      3,750      180
   Marriott International, Inc., Class A                         12,800      820
   Station Casinos, Inc.                                          5,500      335
--------------------------------------------------------------------------------
                                                                           1,763
--------------------------------------------------------------------------------
Machinery - Diversified - 1.8%
   Rockwell Automation, Inc.                                      8,750      544
   Zebra Technologies Corp., Class A *                            6,400      319
--------------------------------------------------------------------------------
                                                                             863
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                    7,975      256
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.3% - CONTINUED
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.0%
   Eaton Corp.                                                  10,725   $   748
   General Electric Co.                                         44,700     1,574
   Tyco International Ltd.                                      14,550       487
--------------------------------------------------------------------------------
                                                                           2,809
--------------------------------------------------------------------------------
Oil & Gas - 7.8%
   Apache Corp.                                                 14,625       920
   BP PLC ADR                                                   10,050       652
   EnCana Corp. +                                                9,000       602
   Exxon Mobil Corp.                                            23,100     1,463
--------------------------------------------------------------------------------
                                                                           3,637
--------------------------------------------------------------------------------
Oil & Gas Services - 2.1%
   BJ Services Co.                                               9,600       480
   Smith International, Inc.                                     7,650       491
--------------------------------------------------------------------------------
                                                                             971
--------------------------------------------------------------------------------
Pharmaceuticals - 3.6%
   Pfizer, Inc.                                                 29,775       783
   Sepracor, Inc. *                                              3,725       240
   Teva Pharmaceutical Industries Ltd. ADR                      22,450       676
--------------------------------------------------------------------------------
                                                                           1,699
--------------------------------------------------------------------------------
Retail - 7.5%
   Darden Restaurants, Inc.                                     15,425       413
   Dick's Sporting Goods, Inc. * +                               8,550       307
   Lowe's Cos., Inc.                                             6,050       356
   Staples, Inc.                                                27,700       873
   Wal-Mart Stores, Inc.                                        20,350     1,050
   Walgreen Co.                                                 11,425       489
--------------------------------------------------------------------------------
                                                                           3,488
--------------------------------------------------------------------------------
Semiconductors - 1.9%
   Intel Corp.                                                  26,000       624
   Kla-Tencor Corp. +                                            4,925       243
--------------------------------------------------------------------------------
                                                                             867
--------------------------------------------------------------------------------
Software - 3.2%
   Cognos, Inc. *                                                9,850       423
   Microsoft Corp.                                              42,400     1,067
--------------------------------------------------------------------------------
                                                                           1,490
--------------------------------------------------------------------------------
Telecommunications - 2.5%
   Cisco Systems, Inc. *                                        43,400       756
   Vodafone Group PLC ADR                                       15,800       415
--------------------------------------------------------------------------------
                                                                           1,171
--------------------------------------------------------------------------------
Transportation - 2.2%
   Expeditors International Washington, Inc. +                   6,025   $   335
   United Parcel Service, Inc., Class B                          9,050       701
--------------------------------------------------------------------------------
                                                                           1,036
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $37,797)                                                            43,138
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          3,056,655     3,057
   SPDR Trust Series 1+                                          3,800       458
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $3,509)                                                              3,515
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.2%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                                $69        69
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $69)                                                                    69

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $41,375)                                                           $46,722
--------------------------------------------------------------------------------

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO (continued)

At February 28, 2005, the industry sectors for the Diversified Growth Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                13.6%
Consumer Staples                                                       6.8
Energy                                                                10.6
Financials                                                            20.4
Health Care                                                           13.4
Industrials                                                           13.9
Information Technology                                                13.0
Materials                                                              5.0
Telecommunication Services                                             1.0
Utilities                                                              2.3
--------------------------------------------------------------------------------
Total                                                                100.0%

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $41,375
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 6,724
Gross tax depreciation of investments                                    (1,377)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 5,347
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                   27,564    $   362
   Omnicom Group                                               12,499      1,138
--------------------------------------------------------------------------------
                                                                           1,500
--------------------------------------------------------------------------------
Aerospace/Defense - 1.6%
   Boeing (The) Co.                                            58,163      3,197
   General Dynamics Corp.                                      13,449      1,417
   Goodrich Corp.                                               8,226        304
   L-3 Communications Holdings, Inc.                            8,100        584
   Lockheed Martin Corp.                                       29,784      1,764
   Northrop Grumman Corp.                                      25,306      1,339
   Raytheon Co.                                                28,704      1,098
   Rockwell Collins, Inc. +                                    11,982        552
   United Technologies Corp.                                   34,314      3,427
--------------------------------------------------------------------------------
                                                                          13,682
--------------------------------------------------------------------------------
Agriculture - 1.5%
   Altria Group, Inc.                                         137,656      9,037
   Archer-Daniels-Midland Co.                                  44,106      1,063
   Monsanto Co.                                                18,376      1,080
   Reynolds American, Inc. +                                   10,013        821
   UST, Inc. +                                                 11,034        603
--------------------------------------------------------------------------------
                                                                          12,604
--------------------------------------------------------------------------------
Airlines - 0.1%
   Delta Air Lines, Inc. * +                                    8,929         42
   Southwest Airlines Co.                                      53,730        744
--------------------------------------------------------------------------------
                                                                             786
--------------------------------------------------------------------------------
Apparel - 0.4%
   Coach, Inc. *                                               12,700        705
   Jones Apparel Group, Inc. +                                  8,340        265
   Liz Claiborne, Inc.                                          7,288        308
   NIKE, Inc., Class B                                         17,884      1,555
   Reebok International Ltd. +                                  4,001        177
   VF Corp.                                                     7,336        439
--------------------------------------------------------------------------------
                                                                           3,449
--------------------------------------------------------------------------------
Auto Manufacturers - 0.5%
   Ford Motor Co.                                             122,710      1,552
   General Motors Corp. +                                      38,133      1,360
   Navistar International Corp. * +                             4,737        187
   PACCAR, Inc.                                                12,264        923
--------------------------------------------------------------------------------
                                                                           4,022
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                   4,973         96
   Dana Corp.                                                  10,236    $   148
   Delphi Corp. +                                              38,652        265
   Goodyear Tire & Rubber (The) Co. * +                        11,812        171
   Johnson Controls, Inc.                                      12,378        731
   Visteon Corp. * +                                            9,484         64
--------------------------------------------------------------------------------
                                                                           1,475
--------------------------------------------------------------------------------
Banks - 5.7%
   AmSouth Bancorp +                                           24,161        603
   Bank of America Corp.                                      274,974     12,827
   Bank of New York Co. (The), Inc.                            55,694      1,685
   BB&T Corp. +                                                37,700      1,476
   Comerica, Inc.                                              11,459        654
   Compass Bancshares, Inc.                                     6,200        281
   Fifth Third Bancorp +                                       41,956      1,878
   First Horizon National Corp. NA +                            8,672        369
   Huntington Bancshares, Inc.                                 16,109        363
   KeyCorp +                                                   28,907        954
   M&T Bank Corp.                                               8,400        832
   Marshall & Ilsley Corp.                                     15,954        646
   Mellon Financial Corp.                                      29,218        838
   National City Corp.                                         47,220      1,689
   North Fork Bancorporation, Inc.                             31,327        902
   PNC Financial Services Group, Inc.                          19,068      1,004
   Regions Financial Corp.                                     31,235      1,008
   State Street Corp.                                          22,321        979
   SunTrust Banks, Inc.                                        24,856      1,801
   Synovus Financial Corp.                                     21,271        578
   U.S. Bancorp                                               129,402      3,850
   Wachovia Corp. +                                           110,203      5,842
   Wells Fargo & Co.                                          115,923      6,883
   Zions Bancorporation                                         6,290        416
--------------------------------------------------------------------------------
                                                                          48,358
--------------------------------------------------------------------------------
Beverages - 2.1%
   Anheuser-Busch Cos., Inc.                                   53,458      2,537
   Brown-Forman Corp., Class B +                                8,150        415
   Coca-Cola (The) Co.                                        164,913      7,058
   Coca-Cola Enterprises, Inc.                                 31,313        669
   Molson Coors Brewing Co., Class B +                          5,196        361
   Pepsi Bottling Group, Inc. +                                16,771        456
   PepsiCo, Inc.                                              113,029      6,088
--------------------------------------------------------------------------------
                                                                          17,584
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Biotechnology - 0.9%
   Amgen, Inc. *                                               86,883    $ 5,353
   Biogen Idec, Inc. *                                         22,383        865
   Chiron Corp. * +                                            12,476        444
   Genzyme Corp. *                                             15,757        884
   Medimmune, Inc. *                                           16,688        402
   Millipore Corp. *                                            3,278        148
--------------------------------------------------------------------------------
                                                                           8,096
--------------------------------------------------------------------------------
Building Materials - 0.2%
   American Standard Companies, Inc. +                         14,452        662
   Masco Corp.                                                 29,288        987
   Vulcan Materials Co. +                                       6,947        402
--------------------------------------------------------------------------------
                                                                           2,051
--------------------------------------------------------------------------------
Chemicals - 1.6%
   Air Products & Chemicals, Inc. +                            15,264        956
   Ashland, Inc.                                                4,787        312
   Dow Chemical (The) Co.                                      62,971      3,473
   du Pont (E.I.) de Nemours & Co.                             68,551      3,654
   Eastman Chemical Co. +                                       5,190        300
   Ecolab, Inc.                                                17,208        546
   Engelhard Corp.                                              8,214        248
   Great Lakes Chemical Corp. +                                 3,632         97
   Hercules, Inc. * +                                           7,937        114
   International Flavors & Fragrances, Inc.                     6,484        268
   PPG Industries, Inc. +                                      11,534        830
   Praxair, Inc.                                               21,932        983
   Rohm & Haas Co.                                             15,084        726
   Sherwin-Williams (The) Co. +                                 9,595        425
   Sigma-Aldrich Corp.                                          4,693        289
--------------------------------------------------------------------------------
                                                                          13,221
--------------------------------------------------------------------------------
Commercial Services - 0.8%
   Apollo Group, Inc., Class A *                               13,201        972
   Cendant Corp. +                                             68,538      1,516
   Convergys Corp. *                                            9,446        142
   Donnelley (R.R.) & Sons Co.                                 14,561        484
   Equifax, Inc.                                                9,055        275
   H&R Block, Inc.                                             11,169        595
   McKesson Corp.                                              19,748        737
   Moody's Corp.                                                9,881        829
   Paychex, Inc. +                                             25,516        815
   Robert Half International, Inc. +                           11,647        340
--------------------------------------------------------------------------------
                                                                           6,705
--------------------------------------------------------------------------------
Computers - 3.7%
   Affiliated Computer Services, Inc., Class A *                8,600    $   445
   Apple Computer, Inc. *                                      53,312      2,391
   Computer Sciences Corp. *                                   13,710        634
   Dell, Inc. *                                               169,343      6,789
   Electronic Data Systems Corp. +                             33,061        704
   EMC Corp. of Massachusetts *                               160,745      2,035
   Gateway, Inc. * +                                           23,424        110
   Hewlett-Packard Co.                                        202,539      4,213
   International Business Machines Corp.                      112,484     10,414
   Lexmark International, Inc., Class A *                       8,707        698
   NCR Corp. * +                                               12,692        495
   Network Appliance, Inc. * +                                 23,675        710
   Sun Microsystems, Inc. *                                   225,626        952
   Sungard Data Systems, Inc. *                                19,350        505
   Unisys Corp. *                                              23,013        177
--------------------------------------------------------------------------------
                                                                          31,272
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.9%
   Alberto-Culver Co. +                                         6,031        315
   Avon Products, Inc.                                         31,690      1,355
   Colgate-Palmolive Co.                                       37,524      1,986
   Gillette (The) Co.                                          66,598      3,347
   Procter & Gamble Co.                                       170,792      9,067
--------------------------------------------------------------------------------
                                                                          16,070
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                           11,743        508
   Grainger (W.W.), Inc. +                                      6,029        379
--------------------------------------------------------------------------------
                                                                             887
--------------------------------------------------------------------------------
Diversified Financial Services - 7.2%
   American Express Co.                                        86,364      4,677
   Bear Stearns Cos. (The), Inc.                                7,649        761
   Capital One Financial Corp. +                               15,701      1,204
   Charles Schwab (The) Corp.                                  90,522        951
   CIT Group, Inc.                                             14,700        593
   Citigroup, Inc.                                            348,382     16,625
   Countrywide Financial Corp.                                 37,884      1,316
   E*TRADE Financial Corp. *                                   25,400        337
   Fannie Mae                                                  65,495      3,829
   Federated Investors, Inc., Class B +                         7,312        216
   Franklin Resources, Inc.                                    16,721      1,174
   Freddie Mac                                                 46,850      2,905
   Goldman Sachs Group, Inc. +                                 32,486      3,534
   Janus Capital Group, Inc.                                   16,807        236

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 7.2% - (continued)
   Lehman Brothers Holdings, Inc.                              18,030    $ 1,644
   MBNA Corp.                                                  85,705      2,174
   Merrill Lynch & Co., Inc.                                   62,503      3,661
   Morgan (J.P.) Chase & Co.                                  240,244      8,781
   Morgan Stanley                                              74,030      4,180
   Price (T. Rowe) Group, Inc.                                  8,536        524
   Providian Financial Corp. * +                               19,661        337
   SLM Corp.                                                   30,284      1,478
--------------------------------------------------------------------------------
                                                                          61,137
--------------------------------------------------------------------------------
Electric - 2.6%
   AES Corp. *                                                 42,938        719
   Allegheny Energy, Inc. * +                                   9,085        172
   Ameren Corp. +                                              11,123        573
   American Electric Power Co.                                 27,217        909
   Calpine Corp. * +                                           38,359        127
   Centerpoint Energy, Inc. +                                  21,057        252
   Cinergy Corp. +                                             12,221        494
   CMS Energy Corp. * +                                        10,483        127
   Consolidated Edison, Inc. +                                 15,521        664
   Constellation Energy Group, Inc.                            11,521        593
   Dominion Resources, Inc. of Virginia +                      23,649      1,703
   DTE Energy Co. +                                            11,579        512
   Duke Energy Corp. +                                         66,618      1,798
   Edison International                                        22,434        729
   Entergy Corp.                                               15,756      1,089
   Exelon Corp. +                                              44,590      2,023
   FirstEnergy Corp.                                           21,595        891
   FPL Group, Inc. +                                           12,456        988
   NiSource, Inc. +                                            18,135        411
   PG&E Corp.                                                  27,096        953
   Pinnacle West Capital Corp. +                                6,291        263
   PPL Corp. +                                                 12,225        667
   Progress Energy, Inc. +                                     16,900        732
   Public Service Enterprise Group, Inc. +                     15,939        869
   Southern (The) Co. +                                        49,599      1,593
   TECO Energy, Inc. +                                         12,916        205
   TXU Corp.                                                   17,016      1,297
   Xcel Energy, Inc. +                                         27,485        487
--------------------------------------------------------------------------------
                                                                          21,840
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                             13,410        295
   Emerson Electric Co.                                        28,147      1,867
   Molex, Inc. +                                               12,835    $   322
   Power-One, Inc. * +                                          6,006         35
--------------------------------------------------------------------------------
                                                                           2,519
--------------------------------------------------------------------------------
Electronics - 0.4%
   Agilent Technologies, Inc. *                                33,126        795
   Applera Corp. - Applied Biosystems Group                    13,146        270
   Fisher Scientific International, Inc. *                      7,800        473
   Jabil Circuit, Inc. *                                       13,800        355
   PerkinElmer, Inc.                                            8,700        193
   Sanmina-SCI Corp. * +                                       39,073        217
   Solectron Corp. * +                                         59,859        296
   Symbol Technologies, Inc.                                   16,122        286
   Tektronix, Inc.                                              5,849        169
   Thermo Electron Corp. *                                     11,111        305
   Waters Corp. * +                                             7,978        390
--------------------------------------------------------------------------------
                                                                           3,749
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
   Fluor Corp. +                                                5,591        351
--------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology +                             23,378        712
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Allied Waste Industries, Inc. * +                           21,554        177
   Waste Management, Inc. +                                    38,842      1,136
--------------------------------------------------------------------------------
                                                                           1,313
--------------------------------------------------------------------------------
Food - 1.5%
   Albertson's, Inc. +                                         24,933        558
   Campbell Soup Co. +                                         27,562        764
   ConAgra Foods, Inc.                                         34,487        942
   General Mills, Inc.                                         24,441      1,280
   Heinz (H.J.) Co.                                            23,569        887
   Hershey Foods Corp. +                                       16,622      1,047
   Kellogg Co. +                                               27,768      1,222
   Kroger Co. *                                                49,958        899
   McCormick & Co., Inc.                                        9,300        353
   Safeway, Inc. *                                             29,942        551
   Sara Lee Corp. +                                            52,631      1,179
   SUPERVALU, Inc.                                              9,376        298
   Sysco Corp.                                                 42,880      1,476
   Wrigley (Wm.) Jr. Co.                                       15,097      1,005
--------------------------------------------------------------------------------
                                                                          12,461
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
   Georgia-Pacific Corp.                                       17,442        625

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5% - (continued)
   International Paper Co.                                     33,297    $ 1,244
   Louisiana-Pacific Corp.                                      7,138        187
   MeadWestvaco Corp.                                          13,555        425
   Plum Creek Timber Co., Inc.                                 12,589        473
   Temple-Inland, Inc. +                                        3,724        299
   Weyerhaeuser Co.                                            16,069      1,075
--------------------------------------------------------------------------------
                                                                           4,328
--------------------------------------------------------------------------------
Gas - 0.1%
   KeySpan Corp. +                                             10,808        427
   NICOR, Inc. +                                                2,952        110
   Peoples Energy Corp. +                                       2,565        110
   Sempra Energy                                               15,472        619
--------------------------------------------------------------------------------
                                                                           1,266
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp. +                                       5,450        452
   Snap-On, Inc. +                                              3,923        130
   Stanley Works (The) +                                        5,468        253
--------------------------------------------------------------------------------
                                                                             835
--------------------------------------------------------------------------------
Healthcare - Products - 3.4%
   Bard (C.R.), Inc.                                            6,980        464
   Bausch & Lomb, Inc. +                                        3,653        259
   Baxter International, Inc.                                  41,235      1,470
   Becton, Dickinson & Co.                                     16,897      1,012
   Biomet, Inc. +                                              18,475        780
   Boston Scientific Corp. *                                   58,128      1,898
   Guidant Corp.                                               21,123      1,550
   Johnson & Johnson                                          199,138     13,063
   Medtronic, Inc.                                             83,195      4,336
   St. Jude Medical, Inc. *                                    23,446        917
   Stryker Corp. +                                             26,936      1,338
   Zimmer Holdings, Inc. * +                                   17,085      1,468
--------------------------------------------------------------------------------
                                                                          28,555
--------------------------------------------------------------------------------
Healthcare - Services - 1.4%
   Aetna, Inc.                                                  9,911      1,447
   HCA, Inc. +                                                 28,271      1,335
   Health Management Associates, Inc., Class A +               16,428        377
   Humana, Inc. * +                                            10,690        356
   Laboratory Corp. of America Holdings *                       9,400        450
   Manor Care, Inc. +                                           5,739        196
   Quest Diagnostics, Inc. +                                    6,818        678
   Tenet Healthcare Corp. * +                                  32,028        349
   UnitedHealth Group, Inc.                                    43,826      3,995
   WellPoint, Inc. *                                           19,801    $ 2,417
--------------------------------------------------------------------------------
                                                                          11,600
--------------------------------------------------------------------------------
Home Builders - 0.2%
   Centex Corp.                                                 8,334        530
   KB HOME                                                      3,464        432
   Pulte Homes, Inc.                                            8,516        665
--------------------------------------------------------------------------------
                                                                           1,627
--------------------------------------------------------------------------------
Home Furnishings - 0.0%
   Maytag Corp. +                                               5,441         83
   Whirlpool Corp.                                              4,392        280
--------------------------------------------------------------------------------
                                                                             363
--------------------------------------------------------------------------------
Household Products/Wares - 0.5%
   Avery Dennison Corp.                                         7,538        458
   Clorox Co.                                                  10,215        613
   Fortune Brands, Inc.                                         9,705        786
   Kimberly-Clark Corp.                                        32,660      2,155
--------------------------------------------------------------------------------
                                                                           4,012
--------------------------------------------------------------------------------
Housewares - 0.0%
   Newell Rubbermaid, Inc. +                                   18,461        411
--------------------------------------------------------------------------------
Insurance - 4.1%
   ACE Ltd. +                                                  18,917        841
   AFLAC, Inc.                                                 33,979      1,302
   Allstate (The) Corp.                                        46,475      2,495
   AMBAC Financial Group, Inc.                                  7,303        568
   American International Group, Inc.                         174,749     11,673
   AON Corp.                                                   21,334        523
   Chubb Corp.                                                 12,893      1,020
   CIGNA Corp.                                                  9,007        818
   Cincinnati Financial Corp.                                  11,267        504
   Hartford Financial Services Group, Inc. +                   19,798      1,425
   Jefferson-Pilot Corp.                                        9,212        451
   Lincoln National Corp.                                      11,884        557
   Loews Corp.                                                 12,546        894
   Marsh & McLennan Cos., Inc.                                 36,010      1,176
   MBIA, Inc.                                                   9,764        572
   Metlife, Inc.                                               50,344      2,066
   MGIC Investment Corp. +                                      6,727        422
   Principal Financial Group                                   21,111        824
   Progressive (The) Corp.                                     13,882      1,209
   Prudential Financial, Inc.                                  34,799      1,984
   SAFECO Corp.                                                 8,476        404
   St. Paul Travelers Cos. (The), Inc.                         45,071      1,727

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 4.1% - (continued)
   Torchmark Corp. +                                            7,394    $   385
   UnumProvident Corp. +                                       19,863        336
   XL Capital Ltd., Class A +                                   9,334        700
--------------------------------------------------------------------------------
                                                                          34,876
--------------------------------------------------------------------------------
Internet - 1.0%
   eBay, Inc. *                                                88,728      3,801
   Monster Worldwide, Inc. * +                                  7,787        225
   Symantec Corp. * +                                          47,900      1,054
   Yahoo!, Inc. *                                              94,130      3,038
--------------------------------------------------------------------------------
                                                                           8,118
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc.                                 5,878        145
   Nucor Corp. +                                               10,672        665
   United States Steel Corp. +                                  7,675        479
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
Leisure Time - 0.5%
   Brunswick Corp.                                              6,235        291
   Carnival Corp. +                                            42,468      2,309
   Harley-Davidson, Inc. +                                     20,228      1,252
   Sabre Holdings Corp., Class A                                9,258        195
--------------------------------------------------------------------------------
                                                                           4,047
--------------------------------------------------------------------------------
Lodging - 0.3%
   Harrah's Entertainment, Inc. +                               7,480        491
   Hilton Hotels Corp.                                         27,138        571
   Marriott International, Inc., Class A +                     14,950        958
   Starwood Hotels & Resorts Worldwide, Inc. +                 14,011        802
--------------------------------------------------------------------------------
                                                                           2,822
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.3%
   Caterpillar, Inc.                                           22,886      2,175
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Cummins, Inc. +                                              2,946        216
   Deere & Co.                                                 17,695      1,259
   Rockwell Automation, Inc. +                                 12,469        775
--------------------------------------------------------------------------------
                                                                           2,250
--------------------------------------------------------------------------------
Media - 3.2%
   Clear Channel Communications, Inc.                          38,478      1,281
   Comcast Corp., Class A *                                   150,069      4,885
   Disney (Walt) Co.                                          137,580      3,844
   Dow Jones & Co., Inc. +                                      5,751        213
   Gannett Co., Inc.                                           17,546      1,382
   Knight-Ridder, Inc.                                          5,254        344
   McGraw-Hill Cos. (The), Inc.                                12,764    $ 1,172
   Meredith Corp. +                                             3,436        158
   New York Times Co., Class A +                                9,889        363
   News Corp., Class A +                                      174,600      2,905
   Time Warner, Inc. *                                        307,226      5,293
   Tribune Co. +                                               21,331        869
   Univision Communications, Inc., Class A *                   21,791        575
   Viacom, Inc., Class B                                      116,346      4,060
--------------------------------------------------------------------------------
                                                                          27,344
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                 59,173      1,901
   Freeport-McMoRan Copper & Gold, Inc., Class B +             11,895        497
   Newmont Mining Corp. +                                      29,433      1,325
   Phelps Dodge Corp. +                                         6,312        672
--------------------------------------------------------------------------------
                                                                           4,395
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.3%
   3M Co.                                                      52,220      4,383
   Cooper Industries Ltd., Class A                              6,215        431
   Danaher Corp. +                                             20,804      1,127
   Dover Corp. +                                               13,740        531
   Eastman Kodak Co. +                                         19,437        661
   Eaton Corp.                                                 10,260        716
   General Electric Co.                                       711,123     25,032
   Honeywell International, Inc.                               57,639      2,189
   Illinois Tool Works, Inc. +                                 20,787      1,866
   Ingersoll-Rand Co., Class A                                 11,575        975
   ITT Industries, Inc.                                         6,224        547
   Leggett & Platt, Inc. +                                     12,916        357
   Pall Corp.                                                   8,491        230
   Parker-Hannifin Corp.                                        8,047        529
   Textron, Inc.                                                9,179        710
   Tyco International Ltd.                                    134,783      4,513
--------------------------------------------------------------------------------
                                                                          44,797
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                          15,435        708
   Xerox Corp. *                                               64,058        999
--------------------------------------------------------------------------------
                                                                           1,707
--------------------------------------------------------------------------------
Oil & Gas - 6.8%
   Amerada Hess Corp. +                                         6,171        620
   Anadarko Petroleum Corp.                                    16,568      1,273
   Apache Corp.                                                21,874      1,375

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 6.8% - (continued)
   Burlington Resources, Inc.                                  26,290    $ 1,305
   ChevronTexaco Corp.                                        145,104      9,008
   ConocoPhillips                                              47,492      5,266
   Devon Energy Corp.                                          32,650      1,528
   EOG Resources, Inc. +                                        7,769        708
   Exxon Mobil Corp.                                          434,110     27,483
   Kerr-McGee Corp. +                                          10,080        783
   Marathon Oil Corp.                                          21,694      1,027
   Nabors Industries Ltd. * +                                   9,953        571
   Noble Corp. +                                                9,087        519
   Occidental Petroleum Corp.                                  26,234      1,843
   Rowan Cos., Inc. * +                                         6,803        216
   Sunoco, Inc. +                                               4,934        489
   Transocean, Inc. * +                                        21,512      1,043
   Unocal Corp.                                                17,685        957
   Valero Energy Corp.                                         17,200      1,225
   XTO Energy, Inc.                                            17,500        797
--------------------------------------------------------------------------------
                                                                          58,036
--------------------------------------------------------------------------------
Oil & Gas Services - 0.7%
   Baker Hughes, Inc. +                                        22,403      1,059
   BJ Services Co.                                             11,345        567
   Halliburton Co. +                                           33,843      1,488
   Schlumberger Ltd.                                           41,393      3,123
--------------------------------------------------------------------------------
                                                                           6,237
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp.                                                   7,628        339
   Bemis Co.                                                    7,252        216
   Pactiv Corp. *                                              10,382        235
   Sealed Air Corp. *                                           5,744        300
--------------------------------------------------------------------------------
                                                                           1,090
--------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
   Abbott Laboratories                                        104,486      4,805
   Allergan, Inc. +                                             8,873        667
   AmerisourceBergen Corp. +                                    7,041        422
   Bristol-Myers Squibb Co.                                   130,495      3,266
   Cardinal Health, Inc. +                                     28,823      1,687
   Caremark Rx, Inc. *                                         30,400      1,164
   Express Scripts, Inc. * +                                    5,350        403
   Forest Laboratories, Inc. * +                               25,769      1,100
   Gilead Sciences, Inc. *                                     29,048      1,004
   Hospira, Inc. *                                             10,788        319
   King Pharmaceuticals, Inc. *                                16,838        161
   Lilly (Eli) & Co.                                           77,673    $ 4,350
   Medco Health Solutions, Inc. * +                            18,363        816
   Merck & Co., Inc.                                          151,240      4,794
   Mylan Laboratories, Inc. +                                  18,000        317
   Pfizer, Inc.                                               506,421     13,314
   Schering-Plough Corp.                                      102,052      1,934
   Watson Pharmaceuticals, Inc. * +                             7,352        233
   Wyeth                                                       89,414      3,650
--------------------------------------------------------------------------------
                                                                          44,406
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Dynegy, Inc., Class A * +                                   27,056        113
   El Paso Corp.                                               42,478        524
   Kinder Morgan, Inc. +                                        8,450        677
   Williams Cos. (The), Inc. +                                 38,118        718
--------------------------------------------------------------------------------
                                                                           2,032
--------------------------------------------------------------------------------
REITS - 0.4%
   Apartment Investment & Management Co., Class A               6,400        245
   Archstone-Smith Trust                                       15,000        507
   Equity Office Properties Trust +                            27,171        820
   Equity Residential +                                        18,897        620
   ProLogis +                                                  12,334        490
   Simon Property Group, Inc. +                                14,186        879
--------------------------------------------------------------------------------
                                                                           3,561
--------------------------------------------------------------------------------
Retail - 6.2%
   Autonation, Inc. * +                                        18,150        354
   Autozone, Inc. * +                                           5,319        515
   Bed Bath & Beyond, Inc. *                                   21,737        816
   Best Buy Co., Inc.                                          21,915      1,184
   Big Lots, Inc. *                                             7,857         92
   Circuit City Stores, Inc. +                                 13,319        208
   Costco Wholesale Corp.                                      33,191      1,546
   CVS Corp.                                                   26,765      1,334
   Darden Restaurants, Inc. +                                  10,554        283
   Dillard's, Inc., Class A                                     5,634        131
   Dollar General Corp. +                                      22,013        467
   Family Dollar Stores, Inc. +                                11,262        371
   Federated Department Stores, Inc.                           11,372        642
   Gap (The), Inc. +                                           59,835      1,276
   Home Depot (The), Inc.                                     147,263      5,893
   Kohl's Corp. *                                              22,946      1,098
   Limited Brands +                                            27,113        645

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.2% - (continued)
   Lowe's Cos., Inc.                                           51,857    $ 3,048
   May Department Stores (The) Co. +                           19,559        675
   McDonald's Corp.                                            84,375      2,791
   Nordstrom, Inc. +                                            9,440        508
   Office Depot, Inc. *                                        21,459        413
   OfficeMax, Inc.                                              4,624        146
   Penney (J.C.) Co., Inc. (Holding Co.) +                     19,100        850
   RadioShack Corp.                                            10,658        315
   Sears, Roebuck & Co. +                                      14,159        707
   Staples, Inc.                                               35,765      1,127
   Starbucks Corp. *                                           27,563      1,428
   Target Corp.                                                60,930      3,096
   Tiffany & Co. +                                             10,001        302
   TJX Cos., Inc.                                              32,330        790
   Toys "R" Us, Inc. *                                         14,597        334
   Wal-Mart Stores, Inc.                                      284,135     14,664
   Walgreen Co.                                                69,730      2,987
   Wendy's International, Inc.                                  7,605        288
   Yum! Brands, Inc.                                           19,630        958
--------------------------------------------------------------------------------
                                                                          52,282
--------------------------------------------------------------------------------
Savings & Loans - 0.5%
   Golden West Financial Corp. +                               20,562      1,272
   Sovereign Bancorp, Inc.                                     20,934        480
   Washington Mutual, Inc.                                     61,049      2,562
--------------------------------------------------------------------------------
                                                                           4,314
--------------------------------------------------------------------------------
Semiconductors - 2.8%
   Advanced Micro Devices, Inc. * +                            24,144        421
   Altera Corp. *                                              25,507        529
   Analog Devices, Inc.                                        25,337        930
   Applied Materials, Inc. *                                  113,897      1,993
   Applied Micro Circuits Corp. * +                            22,092         76
   Broadcom Corp., Class A * +                                 22,083        712
   Freescale Semiconductor, Inc., Class B * +                  28,416        545
   Intel Corp.                                                424,129     10,171
   Kla-Tencor Corp. +                                          13,111        648
   Linear Technology Corp.                                     20,762        811
   LSI Logic Corp. * +                                         26,541        169
   Maxim Integrated Products, Inc.                             21,917        943
   Micron Technology, Inc. *                                   41,480        477
   National Semiconductor Corp. +                              24,204        483
   Novellus Systems, Inc. *                                     9,521        281
   NVIDIA Corp. * +                                            12,565        364
   PMC - Sierra, Inc. * +                                      12,218    $   122
   QLogic Corp. * +                                             6,439        260
   Teradyne, Inc. * +                                          12,958        200
   Texas Instruments, Inc.                                    116,095      3,073
   Xilinx, Inc. +                                              23,236        702
--------------------------------------------------------------------------------
                                                                          23,910
--------------------------------------------------------------------------------
Software - 4.1%
   Adobe Systems, Inc.                                         16,007        989
   Autodesk, Inc.                                              15,976        475
   Automatic Data Processing, Inc.                             39,159      1,682
   BMC Software, Inc. * +                                      14,999        224
   Citrix Systems, Inc. *                                      11,469        258
   Computer Associates International, Inc.                     39,509      1,070
   Compuware Corp. *                                           26,472        179
   Electronic Arts, Inc. *                                     20,450      1,319
   First Data Corp.                                            57,761      2,369
   Fiserv, Inc. *                                              13,874        526
   IMS Health, Inc.                                            15,797        385
   Intuit, Inc. *                                              12,599        539
   Mercury Interactive Corp. *                                  5,648        259
   Microsoft Corp.                                            731,432     18,418
   Novell, Inc. * +                                            25,941        136
   Oracle Corp. *                                             350,109      4,520
   Parametric Technology Corp. * +                             19,130        110
   Siebel Systems, Inc. *                                      34,363        293
   Veritas Software Corp. *                                    29,640        718
--------------------------------------------------------------------------------
                                                                          34,469
--------------------------------------------------------------------------------
Telecommunications - 4.9%
   ADC Telecommunications, Inc. * +                            55,427        128
   Alltel Corp. +                                              20,641      1,181
   Andrew Corp. * +                                            10,486        127
   AT&T Corp.                                                  53,375      1,037
   Avaya, Inc. * +                                             31,151        436
   BellSouth Corp.                                            122,756      3,167
   CenturyTel, Inc. +                                           9,378        315
   CIENA Corp. * +                                             32,606         65
   Cisco Systems, Inc. *                                      445,136      7,754
   Citizens Communications Co. +                               23,734        317
   Comverse Technology, Inc. * +                               13,067        303
   Corning, Inc. *                                             94,026      1,079
   JDS Uniphase Corp. * +                                     106,850        203
   Lucent Technologies, Inc. * +                              304,294        934

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 4.9% - (continued)
   Motorola, Inc.                                             161,706   $  2,532
   Nextel Communications, Inc., Class A *                      75,596      2,225
   QUALCOMM, Inc.                                             111,282      4,018
   Qwest Communications International, Inc. * +               123,303        481
   SBC Communications, Inc.                                   224,028      5,388
   Scientific-Atlanta, Inc. +                                  10,411        322
   Sprint Corp. +                                             101,656      2,407
   Tellabs, Inc. * +                                           28,062        199
   Verizon Communications, Inc.                               185,746      6,681
--------------------------------------------------------------------------------
                                                                          41,299
--------------------------------------------------------------------------------
Textiles - 0.1%
   Cintas Corp. +                                              11,623        509
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                12,171        257
   Mattel, Inc.                                                27,717        580
--------------------------------------------------------------------------------
                                                                             837
--------------------------------------------------------------------------------
Transportation - 1.4%
   Burlington Northern Santa Fe Corp.                          24,938      1,254
   CSX Corp.                                                   14,388        594
   FedEx Corp.                                                 20,438      1,998
   Norfolk Southern Corp.                                      27,207        976
   Ryder System, Inc. +                                         4,349        185
   Union Pacific Corp.                                         17,760      1,127
   United Parcel Service, Inc., Class B                        75,907      5,882
--------------------------------------------------------------------------------
                                                                          12,016
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $609,505)                                                          757,659

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 10.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio /(1)/                                      86,357,121     86,357
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $86,357)                                                            86,357

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                           $4,417    $  4,417
   U.S. Treasury Bill, /(2)/
      2.17%, 3/24/05                                             715         714
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $5,131)                                                              5,131

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $700,993)                                                         $849,147

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security Pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
S&P 500                      21       $6,322      Long       3/05        $119
================================================================================

At February 28, 2005, the industry sectors for the Equity Index Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                 11.4%
Consumer Staples                                                       10.7
Energy                                                                  8.8
Financials                                                             20.1
Health Care                                                            12.7
Industrials                                                            11.6
Information Technology                                                 15.2
Materials                                                               3.3
Telecommunication Services                                              3.1
Utilities                                                               3.1
--------------------------------------------------------------------------------
Total                                                                 100.0%

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $700,993
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $185,132
Gross tax depreciation of investments                                   (36,978)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $148,154
-------------------------------------------------------------------------------

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 49.7%
--------------------------------------------------------------------------------
Aerospace/Defense - 0.9%
   United Technologies Corp.                                    14,625    $1,461
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Monsanto Co.                                                  5,025       295
--------------------------------------------------------------------------------
Apparel - 0.4%
   NIKE, Inc., Class B                                           6,900       600
--------------------------------------------------------------------------------
Auto Manufacturers - 0.4%
   PACCAR, Inc.                                                  8,000       602
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.5%
   Johnson Controls, Inc.                                       15,600       922
--------------------------------------------------------------------------------
Banks - 0.9%
   Bank of America Corp.                                        33,175     1,548
--------------------------------------------------------------------------------
Beverages - 1.1%
   PepsiCo, Inc.                                                34,800     1,874
--------------------------------------------------------------------------------
Biotechnology - 1.3%
   Amgen, Inc. *                                                29,325     1,807
   Biogen Idec, Inc. *                                          10,350       400
--------------------------------------------------------------------------------
                                                                           2,207
--------------------------------------------------------------------------------
Chemicals - 1.9%
   du Pont (E.I.) de Nemours & Co.                              28,800     1,535
   Praxair, Inc.                                                39,375     1,765
--------------------------------------------------------------------------------
                                                                           3,300
--------------------------------------------------------------------------------
Commercial Services - 0.5%
   Accenture Ltd., Class A *                                    32,000       818
--------------------------------------------------------------------------------
Computers - 1.2%
   Dell, Inc. *                                                 20,525       823
   EMC Corp. of Massachusetts *                                101,075     1,279
--------------------------------------------------------------------------------
                                                                           2,102
--------------------------------------------------------------------------------
Diversified Financial Services - 4.7%
   American Express Co.                                         23,200     1,256
   Citigroup, Inc.                                              37,775     1,803
   Franklin Resources, Inc.                                     13,775       967
   Goldman Sachs Group, Inc.                                    13,125     1,428
   Lehman Brothers Holdings, Inc.                                9,750       889
   MBNA Corp.                                                   64,325     1,632
--------------------------------------------------------------------------------
                                                                           7,975
--------------------------------------------------------------------------------
Electric - 1.2%
   Dominion Resources, Inc. of Virginia +                       14,550     1,048
   Exelon Corp.                                                 20,325       922
--------------------------------------------------------------------------------
                                                                           1,970
--------------------------------------------------------------------------------
Electronics - 1.0%
   Flextronics International Ltd. *                             67,825       906
   Gentex Corp. +                                               23,800    $  807
--------------------------------------------------------------------------------
                                                                           1,713
--------------------------------------------------------------------------------
Engineering & Construction - 0.7%
   Jacobs Engineering Group, Inc. * +                           20,850     1,167
--------------------------------------------------------------------------------
Food - 0.5%
   Sysco Corp.                                                  25,375       873
--------------------------------------------------------------------------------
Healthcare - Products - 3.5%
   Alcon, Inc.                                                  13,825     1,193
   Dentsply International, Inc.                                 15,125       831
   Guidant Corp.                                                15,025     1,103
   Medtronic, Inc.                                               9,200       479
   St. Jude Medical, Inc. *                                     23,825       932
   Zimmer Holdings, Inc. *                                      16,400     1,409
--------------------------------------------------------------------------------
                                                                           5,947
--------------------------------------------------------------------------------
Healthcare - Services - 0.0%
   Aetna, Inc.                                                      50         7
--------------------------------------------------------------------------------
Insurance - 4.2%
   AMBAC Financial Group, Inc.                                  15,025     1,169
   American International Group, Inc.                           27,725     1,852
   Everest Re Group Ltd.                                        11,325       984
   Hartford Financial Services Group, Inc. +                    26,550     1,910
   Prudential Financial, Inc.                                   20,075     1,144
--------------------------------------------------------------------------------
                                                                           7,059
--------------------------------------------------------------------------------
Internet - 0.7%
   eBay, Inc. *                                                 14,750       632
   Yahoo!, Inc. *                                               16,750       540
--------------------------------------------------------------------------------
                                                                           1,172
--------------------------------------------------------------------------------
Leisure Time - 0.8%
   Carnival Corp.                                               21,675     1,178
   Harley-Davidson, Inc.                                         3,696       229
--------------------------------------------------------------------------------
                                                                           1,407
--------------------------------------------------------------------------------
Lodging - 2.0%
   Harrah's Entertainment, Inc.                                 12,650       830
   Las Vegas Sands Corp. * +                                     6,600       316
   Marriott International, Inc., Class A                        24,900     1,596
   Station Casinos, Inc.                                        10,825       660
--------------------------------------------------------------------------------
                                                                           3,402
--------------------------------------------------------------------------------
Machinery - Diversified - 1.0%
   Rockwell Automation, Inc. +                                  17,275     1,074
   Zebra Technologies Corp., Class A *                          12,700       633
--------------------------------------------------------------------------------
                                                                           1,707
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 49.7% - CONTINUED
--------------------------------------------------------------------------------
Mining - 0.3%
   Alcoa, Inc.                                                  15,600   $   501
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.2%
   Eaton Corp.                                                  20,825     1,453
   General Electric Co.                                         86,875     3,058
   Tyco International Ltd.                                      28,200       944
--------------------------------------------------------------------------------
                                                                           5,455
--------------------------------------------------------------------------------
Oil & Gas - 4.2%
   Apache Corp.                                                 29,800     1,874
   BP PLC ADR                                                   19,650     1,276
   EnCana Corp. +                                               17,650     1,181
   Exxon Mobil Corp.                                            45,275     2,866
--------------------------------------------------------------------------------
                                                                           7,197
--------------------------------------------------------------------------------
Oil & Gas Services - 1.1%
   BJ Services Co.                                              18,850       942
   Smith International, Inc. +                                  15,050       967
--------------------------------------------------------------------------------
                                                                           1,909
--------------------------------------------------------------------------------
Pharmaceuticals - 2.0%
   Pfizer, Inc.                                                 58,125     1,528
   Sepracor, Inc. * +                                            7,225       466
   Teva Pharmaceutical Industries Ltd. ADR                      43,725     1,316
--------------------------------------------------------------------------------
                                                                           3,310
--------------------------------------------------------------------------------
Retail - 4.1%
   Darden Restaurants, Inc.                                     30,450       816
   Dick's Sporting Goods, Inc. * +                              19,750       708
   Lowe's Cos., Inc.                                            11,800       694
   Staples, Inc.                                                54,000     1,702
   Wal-Mart Stores, Inc.                                        39,550     2,041
   Walgreen Co.                                                 22,225       952
--------------------------------------------------------------------------------
                                                                           6,913
--------------------------------------------------------------------------------
Semiconductors - 1.0%
   Intel Corp.                                                  50,675     1,215
   Kla-Tencor Corp. +                                            9,650       477
--------------------------------------------------------------------------------
                                                                           1,692
--------------------------------------------------------------------------------
Software - 1.7%
   Cognos, Inc. *                                               19,300       828
   Microsoft Corp.                                              82,650     2,081
--------------------------------------------------------------------------------
                                                                           2,909
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   Cisco Systems, Inc. *                                        84,725     1,476
   Vodafone Group PLC ADR +                                     31,050       816
--------------------------------------------------------------------------------
                                                                           2,292
--------------------------------------------------------------------------------
Transportation - 1.2%
   Expeditors International Washington, Inc.                    11,800   $   655
   United Parcel Service, Inc., Class B                         17,650     1,368
--------------------------------------------------------------------------------
                                                                           2,023
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $73,137)                                                            84,329

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------
Diversified Financial Services - 0.2%
   Home Ownership Funding Corp., /(1)/                           1,000       389
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,000)                                                                389

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.7%
--------------------------------------------------------------------------------
Automobile - 0.6%
   Daimler Chrysler Auto Trust, Series 2003-A,
      Class A4,
      2.88%, 10/8/09                                             $320        316
   Honda Auto Receivables Owner Trust,
      Series 2004-2 A3,
      3.30%, 3/17/08                                              160        159
   Isuzu Auto Owner Trust, Series 2001-1, Class A4,
      5.31%, 1/22/07                                               29         30
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                              195        192
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             160        157
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                             200        198
--------------------------------------------------------------------------------
                                                                           1,052
--------------------------------------------------------------------------------
Commercial Mortgage Services - 3.0%
   Banc of America Commercial Mortgage, Inc., Series 2004-6,
      Class A5,
      4.81%, 12/10/42                                             305        303
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                              175        195

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.7% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 3.0% - (continued)
   Citigroup Commercial Mortgage Trust, Series 2004-C1,
      Class A4,
      5.29%, 4/15/40                                             $230     $  238
   Citigroup Commercial Mortgage Trust, Series 2004-C2,
      Class A5,
      4.73%, 10/15/41                                             290        286
   Commercial Mortgage Asset Trust, Series 1999-C1,
      Class A3,
      6.64%, 1/17/32                                              725        784
   Credit Suisse First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              120        129
   Donaldson Lufkin & Jenrette Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             235        250
   GMAC Commercial Mortgage Securities, Inc.,
      Series 1999-C1, Class A2,
      6.18%, 5/15/33                                               50         53
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              200        202
   Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                              150        149
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      Series 2003-C1, Class A1,
      4.28%, 1/12/37                                              173        171
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      Series 2004-C2, Class A3,
      5.22%, 5/15/41                                              240        247
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
      Class A3,
      6.48%, 2/18/30                                              295        312
   LB-UBS Commercial Mortgage Trust, Series 2005-C1,
      Class A4,
      4.74%, 12/17/14                                             150        148
   Lehman Brothers Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                              375        407
   Morgan Stanley Capital I, Series 2004-HQ3, Class A4,
      4.80%, 1/13/41                                              255        254
   Morgan Stanley Capital I, Series 2004-IQ7, Class A4,
      5.43%, 6/15/38                                              220        229
   Morgan Stanley Capital I, Series 2005-IQ9, Class A5,
      4.70%, 7/15/56                                             $425     $  418
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              130        142
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              130        123
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              140        143
--------------------------------------------------------------------------------
                                                                           5,183
--------------------------------------------------------------------------------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 10/15/08                                             215        213
   Citibank Credit Card Issuance Trust, Series 2003-A8,
      Class A8,
      3.50%, 8/16/10                                               65         63
--------------------------------------------------------------------------------
                                                                             276
--------------------------------------------------------------------------------
Home Equity - 0.4%
   Advanta Mortgage Loan Trust, Series 2000-1, Class A4,
      8.61%, 3/25/28                                               50         52
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                              100         99
   GMAC Mortgage Corp. Loan Trust, Series 2004-He5,
      Class A2,
      3.69%, 9/25/34                                              140        139
   Residential Asset Securities Corp., Series 2003-KS10,
      Class AI2,
      2.71%, 5/25/26                                              320        319
--------------------------------------------------------------------------------
                                                                             609
--------------------------------------------------------------------------------
Other - 0.4%
   Chase Funding Mortgage Loan Asset-Backed Certificates,
      Series 2003-4, Class 1A2,
      2.14%, 5/25/36                                               56         56
   Countrywide Asset-Backed Certificates, Series 2003-5,
      Class AF2,
      3.04%, 4/25/25                                               55         55
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                              300        299

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.7% - CONTINUED
--------------------------------------------------------------------------------
Other - 0.4% - (continued)
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                             $200     $  201
--------------------------------------------------------------------------------
                                                                             611
--------------------------------------------------------------------------------
Whole Loan - 0.1%
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                              170        167
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $7,987)                                                              7,898

--------------------------------------------------------------------------------
CORPORATE BONDS - 12.0%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.4%
   DaimlerChrysler N.A. Holding Corp.,
      4.05%, 6/4/08                                               405        399
      6.50%, 11/15/13                                             325        351
--------------------------------------------------------------------------------
                                                                             750
--------------------------------------------------------------------------------
Banks - 0.2%
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                               155        159
   RBS Capital Trust III,
      5.51%, 9/29/49                                              180        184
--------------------------------------------------------------------------------
                                                                             343
--------------------------------------------------------------------------------
Diversified Financial Services - 5.0%
   Allstate Life Global Funding Trusts, +
      4.50%, 5/29/09                                              315        317
   American General Finance Corp., +
      3.88%, 10/1/09                                              370        360
   Associates Corp. of North America,
      6.25%, 11/1/08                                              250        267
   Capital One Bank,
      4.88%, 5/15/08                                              100        101
   Caterpillar Financial Services Corp., +
      4.15%, 1/15/10                                              270        267
   CIT Group, Inc.,
      5.00%, 2/13/14                                              235        233
   Citigroup, Inc.,
      5.63%, 8/27/12                                              595        627
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               385        394
      3.25%, 5/21/08                                               20         19
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08 +                                          $  110    $  111
      4.13%, 1/15/10                                               180       177
      6.50%, 1/15/12                                               140       154
      5.50%, 8/15/13                                                50        52
   Ford Motor Credit Co., +
      5.70%, 1/15/10                                             1,030     1,010
   Goldman Sachs Group, Inc.,
      5.00%, 10/1/14 +                                             210       208
      6.88%, 1/15/11                                               565       629
   Household Finance Corp., +
      6.38%, 11/27/12                                              640       699
      4.75%, 7/15/13                                               170       168
   International Lease Finance Corp.,
      6.38%, 3/15/09                                               250       267
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                50        49
      3.75%, 8/1/07                                                135       134
   JP Morgan Chase & Co., +
      5.63%, 8/15/06                                                85        87
      5.13%, 9/15/14                                               690       694
   Lehman Brothers Holdings, Inc.,
      4.25%, 1/27/10                                               260       257
   Merrill Lynch & Co., Inc.,
      5.00%, 1/15/15                                               450       445
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                               190       195
      3.63%, 4/1/08                                                105       103
      4.75%, 4/1/14                                                245       239
   SLM Corp.,
      3.63%, 3/17/08                                               175       172
--------------------------------------------------------------------------------
                                                                           8,435
--------------------------------------------------------------------------------
Electric - 0.5%
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                 75        78
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                                 90        91
   Duke Energy Corp.,
      3.75%, 3/5/08                                                115       113
   Peco Energy Co., +
      3.50%, 5/1/08                                                115       113

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.0% - CONTINUED
--------------------------------------------------------------------------------
Electric - 0.5% - (continued)
   Public Service Electric & Gas,
      4.00%, 11/1/08                                             $255     $  252
   TXU Energy Co.,
      7.00%, 3/15/13                                              240        269
--------------------------------------------------------------------------------
                                                                             916
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      6.38%, 11/15/12                                             100        109
--------------------------------------------------------------------------------
Food - 0.4%
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                               250        256
   Kroger Co.,
      6.75%, 4/15/12                                              330        367
--------------------------------------------------------------------------------
                                                                             623
--------------------------------------------------------------------------------
Healthcare - Services - 0.2%
   Wellpoint Inc., /(1)/
      4.25%, 12/15/09                                             280        276
--------------------------------------------------------------------------------
Home Builders - 0.1%
   KB Home, +
      5.75%, 2/1/14                                               130        132
--------------------------------------------------------------------------------
Insurance - 0.3%
   Marsh & McLennan Cos., Inc.,
      3.63%, 2/15/08 +                                             55         54
      5.38%, 7/15/14                                              160        157
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                               100         96
      5.10%, 4/15/14                                              210        212
   Prudential Financial, Inc.,
      3.75%, 5/1/08                                                45         44
--------------------------------------------------------------------------------
                                                                             563
--------------------------------------------------------------------------------
Media - 1.0%
   Comcast Cable Communications,
      6.38%, 1/30/06                                              150        153
      6.75%, 1/30/11 +                                            475        524
   COX Communication, Inc., /(1)/
      4.63%, 1/15/10                                              260        257
   News America Holdings, Inc., +
      7.60%, 10/11/15                                             200        237
   Time Warner, Inc.,
      6.75%, 4/15/11                                              520        576
--------------------------------------------------------------------------------
                                                                           1,747
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
   General Electric Co.,
      5.00%, 2/1/13                                             $1,565    $1,589
   Textron Financial Corp.,
      4.13%, 3/3/08                                                430       429
--------------------------------------------------------------------------------
                                                                           2,018
--------------------------------------------------------------------------------
Oil & Gas - 0.4%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                               200       224
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                              240       266
   Valero Energy Corp.,
      6.88%, 4/15/12                                               200       225
--------------------------------------------------------------------------------
                                                                             715
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                               135       138
   Duke Capital LLC, +
      5.50%, 3/1/14                                                280       286
--------------------------------------------------------------------------------
                                                                             424
--------------------------------------------------------------------------------
Real Estate - 0.1%
   EOP Operating LP,
      4.65%, 10/1/10                                               230       228
--------------------------------------------------------------------------------
REITS - 0.2%
   Simon Property Group LP, +
      4.88%, 3/18/10                                               280       281
--------------------------------------------------------------------------------
Retail - 0.1%
   Staples, Inc.,
      7.38%, 10/1/12                                               130       151
--------------------------------------------------------------------------------
Savings & Loans - 0.2%
   Washington Mutual Bank FA,
      6.88%, 6/15/11                                               125       139
      5.13%, 1/15/15 +                                             170       169
--------------------------------------------------------------------------------
                                                                             308
--------------------------------------------------------------------------------
Telecommunications - 1.0%
   AT&T Wireless Services, Inc.,
      8.13%, 5/1/12                                                450       536
   Sprint Capital Corp.,
      7.63%, 1/30/11                                               360       412
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               670       729
--------------------------------------------------------------------------------
                                                                           1,677
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.0% - CONTINUED
--------------------------------------------------------------------------------
Transportation - 0.4%
   Caliber System, Inc.,
      7.80%, 8/1/06                                            $   80    $    84
   CSX Corp., +
      6.30%, 3/15/12                                              490        533
--------------------------------------------------------------------------------
                                                                             617
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $20,342)                                                            20,313

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.0%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                              125        140
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.1%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                              210        216
--------------------------------------------------------------------------------
Sovereign - 0.2%
   Mexico Government International Bond,
      6.38%, 1/16/13                                              405        428
--------------------------------------------------------------------------------
Telecommunications - 0.6%
   Royal KPN N.V., +
      8.00%, 10/1/10                                              125        145
   Telecom Italia Capital SA,
      5.25%, 11/15/13                                             200        202
   Telefonica Europe BV,
      7.75%, 9/15/10                                              110        127
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                             165        165
      4.75%, 1/27/10                                              280        278
   Telstra Corp. Ltd.,
      6.38%, 4/1/12                                                75         82
--------------------------------------------------------------------------------
                                                                             999
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,803)                                                              1,783

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.8% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 3.1%
   3.13%, 7/15/06                                                 540        537
   2.63%, 11/15/06 +                                              660        649
   3.00%, 3/2/07                                                  545        537
   3.75%, 5/17/07 +                                            $  555    $   553
   3.41%, 8/30/07                                                 915        902
   3.25%, 8/15/08 +                                               695        677
   4.00%, 1/26/09                                                 595        590
   6.63%, 11/15/10 +                                              655        729
--------------------------------------------------------------------------------
                                                                           5,174
--------------------------------------------------------------------------------
Freddie Mac - 2.7%
   2.88%, 12/15/06 +                                            1,915      1,888
   4.88%, 3/15/07 +                                               725        741
   4.25%, 7/15/09 +                                               910        912
   4.75%, 12/8/10 +                                               295        295
   4.50%, 1/15/15 +                                               805        794
--------------------------------------------------------------------------------
                                                                           4,630
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $9,917)                                                              9,804

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 7.7%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 7.7%
   1.63%, 4/30/05 +                                             7,090      7,077
   1.50%, 3/31/06 +                                               160        157
   3.00%, 12/31/06 +                                            1,950      1,931
   3.00%, 11/15/07 +                                                2          2
   3.38%, 2/15/08 +                                               390        386
   3.63%, 7/15/09 +                                             2,075      2,048
   4.25%, 11/15/14 +                                            1,443      1,429
--------------------------------------------------------------------------------
                                                                          13,030
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $13,090)                                                            13,030

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 18.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio /(3)/                                        29,703,992   29,704
   SPDR Trust Series 1 +                                         11,700    1,411
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $31,112)                                                            31,115

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5%
--------------------------------------------------------------------------------
   State Street Bank & Trust Co., Grand Cayman,
      Eurodollar Time Deposit,
      2.60%, 3/1/05                                            $871     $    871
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $871)                                                                  871

--------------------------------------------------------------------------------
Total Investments - 100.0%
--------------------------------------------------------------------------------
(Cost $159,259)                                                         $169,532

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $922,000, or 0.5% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At February 28, 2005, the industry sectors for the Balanced Portfolio were:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                 13.6%
Consumer Staples                                                        6.7
Energy                                                                 10.6
Financials                                                             20.8
Health Care                                                            13.3
Industrials                                                            14.0
Information Technology                                                 12.9
Materials                                                               4.8
Telecommunication Services                                              1.0
Utilities                                                               2.3
--------------------------------------------------------------------------------
Total                                                                 100.0%

At February 28, 2005, the credit quality distribution for the Balanced Portfolio was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                    61.0%
AA                                                                      8.1
A                                                                      18.5
BBB                                                                    12.2
BB                                                                      0.2
--------------------------------------------------------------------------------
Total                                                                 100.0%

* Standard & Poor's Rating Services

Federal Tax Information:

As of February 28, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $159,259
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 12,737
Gross tax depreciation of investments                                    (2,464)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 10,273
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 1.4%
Auto Receivables - 0.5%
Ford Credit Auto Owner Trust, Series 2005-A, Class A1,
2.62%, 9/15/05                                               $56,651    $ 56,651
--------------------------------------------------------------------------------
International Receivables - 0.9%
Permanent Financing PLC, FRN, Series 5, Class 1A,
2.57%, 3/10/05                                                49,000      49,000
Permanent Financing PLC, FRN, Series 6, Class 1A,
2.56%, 3/10/05                                                50,000      50,000
--------------------------------------------------------------------------------
                                                                          99,000
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $155,651)                                 155,651
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 22.2%
Domestic Depository Institutions - 1.8%
Bank of New York,
3.17%, 11/22/05                                               10,000      10,000
Marshall & Ilsley, Milwaukee,
2.50%, 3/29/05                                                25,000      25,000
2.51%, 3/29/05, FRN                                           17,000      16,995
SunTrust Bank, Atlanta,
2.71%, 5/24/05                                                30,000      30,000
Wachovia Bank, N.A.,
2.55%, 3/24/05                                                33,000      33,000
Washington Mutual Bank, FA, Stockton, California,
2.60%, 4/14/05                                                35,000      35,000
Wells Fargo Bank, N.A., San Francisco, California,
2.53%, 3/22/05                                                50,000      50,000
--------------------------------------------------------------------------------
                                                                         199,995
--------------------------------------------------------------------------------
Foreign Depository Institutions - 20.4%
Alliance & Leicester, London Branch,
2.30%, 5/9/05                                                 11,000      11,000
Banco Bilbao Vizcaya Argentaria, London Branch,
2.77%, 7/7/05                                                 38,000      38,000
Bank of Nova Scotia, New York Branch, FRN,
2.60%, 3/30/05                                                60,000      59,998
Barclays Bank PLC, London Branch,
3.29%, 12/1/05                                                66,500      66,500
Barclays Bank PLC, New York Branch, FRN,
2.52%, 3/14/05                                                24,000      24,000
2.51%, 3/18/05                                                23,000      22,995
2.55%, 3/24/05                                                60,000      59,999
2.58%, 3/25/05                                                32,000      31,998
2.60%, 3/31/05                                                48,000      47,999
BNP Paribas, London Branch,
2.16%, 6/7/05                                                 25,000      25,000
2.78%, 7/7/05                                                 55,000      55,001
3.10%, 11/14/05                                               40,000      40,000
3.15%, 11/17/05                                               38,000      38,000
3.25%, 11/25/05                                               53,000      53,000
BNP Paribas, New York Branch, FRN,
2.47%, 3/24/05                                                25,000      25,000
2.78%, 5/23/05                                                51,000      50,987
CALYON, London Branch,
1.98%, 3/7/05                                                 25,000      25,000
2.77%, 7/7/05                                                 20,000      19,999
3.08%, 11/3/05                                                51,000      51,000
3.11%, 11/7/05                                                53,000      53,000
Canadian Imperial Bank of Commerce, New York Branch,
2.52%, 3/2/05, FRN                                            35,000      35,000
3.17%, 11/18/05                                               20,000      20,000

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 22.2% - (CONTINUED)
Foreign Depository Institutions - 20.4% - (continued)
Credit Suisse First Boston, New York Branch,
2.64%, 4/8/05, FRN                                         $10,000    $   10,000
2.87%, 5/23/05, FRN                                         42,000        42,006
2.15%, 6/8/05                                               25,000        25,000
3.31%, 12/2/05                                              25,000        25,000
HBOS Treasury Services, London Branch,
2.31%, 5/5/05                                               27,000        27,000
HBOS Treasury Services, New York Branch,
3.27%, 11/30/05                                             55,000        55,000
3.31%, 12/2/05                                              25,000        25,000
Lloyds Bank, New York Branch,
2.69%, 5/3/05                                               22,000        22,000
Lloyds TSB Bank, New York Branch, FRN,
2.31%, 3/1/05                                               15,000        14,992
2.45%, 3/29/05                                              50,000        49,999
2.60%, 4/25/05                                              15,000        14,994
National Australia Bank, London Branch,
1.28%, 4/5/05                                               55,000        55,000
3.14%, 11/18/05                                             20,000        20,000
Nordea Bank Finland, New York Branch,
2.40%, 3/14/05, FRN                                         25,000        24,985
2.60%, 3/29/05, FRN                                         15,000        14,998
2.81%, 5/26/05, FRN                                         20,000        19,999
3.14%, 11/18/05                                             20,000        20,000
Rabobank Nederland NV, New York Branch, FRN,
2.45%, 3/24/05                                              50,000        49,999
Royal Bank of Canada, New York Branch, FRN,
2.51%, 3/18/05                                              23,000        22,994
2.60%, 3/30/05                                              63,000        62,999
Royal Bank of Scotland, New York Branch, FRN,
2.31%, 3/1/05                                               75,000        74,956
2.35%, 3/7/05                                               27,000        26,990
2.52%, 3/9/05                                               65,000        64,995
2.46%, 3/30/05                                              25,000        24,988
Societe Generale, London Branch,
2.38%, 5/11/05                                              30,000        30,000
2.61%, 6/6/05                                               51,000        51,000
2.16%, 6/7/05                                               25,000        25,000
2.85%, 7/18/05                                              38,000        38,000
2.87%, 7/21/05                                              50,000        50,000
3.11%, 11/14/05                                             10,000        10,000
Societe Generale, New York Branch, FRN,
2.48%, 3/30/05                                              30,000        30,000
Toronto Dominion Bank, New York Branch,
1.28%, 4/5/05                                               15,000        15,000
2.30%, 5/3/05                                               50,000        50,000
2.30%, 5/9/05                                               20,000        20,000
2.20%, 6/10/05                                              19,000        19,000
2.76%, 7/1/05                                               27,000        27,000
3.10%, 11/7/05                                              13,000        13,000
UBS AG, Stamford Branch,
2.34%, 3/8/05, FRN                                          50,000        49,982
2.42%, 3/22/05, FRN                                         36,000        35,986
2.53%, 8/9/05                                               17,000        17,000
3.16%, 11/18/05                                             37,000        37,000
Unicredito Italiano, London Branch,
2.43%, 3/14/05                                              50,000        50,000
--------------------------------------------------------------------------------
                                                                       2,215,338
--------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $2,415,333)                       2,415,333
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 20.5%
Auto Receivables - 2.1%
FCAR1 Owner Trust,
2.01%, 3/3/05                                                $30,000    $ 29,997
2.00%, 3/7/05                                                 27,000      26,991
2.14%, 3/15/05                                                40,000      39,967
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, /(1)/
2.46%, 3/8/05                                                 35,000      34,983
2.56%, 3/24/05                                                95,000      94,845
--------------------------------------------------------------------------------
                                                                         226,783
--------------------------------------------------------------------------------
Bank Holding Companies - 1.0%
Bank of America Corp.,
2.82%, 7/25/05                                                50,000      49,428
3.03%, 11/1/05                                                35,000      34,278
Citicorp,
2.47%, 3/11/05                                                30,000      29,979
--------------------------------------------------------------------------------
                                                                         113,685
--------------------------------------------------------------------------------
Credit Card Master Trusts - 2.2%
Capital One Multi Execution Trust, Nova Notes, /(1)/
2.52%, 3/16/05                                                20,000      19,979
2.52%, 3/21/05                                                15,000      14,979
Citibank Credit Card Master Trust, Dakota Certificates,
2.53%, 3/3/05                                                 35,000      34,995
2.46%, 3/8/05                                                 25,000      24,988
2.47%, 3/10/05                                                37,000      36,977
2.55%, 3/24/05                                                20,000      19,967
2.62%, 4/5/05                                                 15,000      14,962
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
2.50%, 3/9/05                                                 30,000      29,983
2.46%, 3/16/05                                                38,000      37,961
--------------------------------------------------------------------------------
                                                                         234,791
--------------------------------------------------------------------------------
Electronics & Other Electronic Components - 1.1%
General Electric Capital Services, Inc.,
2.74%, 7/6/05                                                 50,000      49,517
General Electric Company,
2.54%, 3/28/05                                                70,000      69,867
--------------------------------------------------------------------------------
                                                                         119,384
--------------------------------------------------------------------------------
Foreign Depository Institutions - 2.1%
Banco Santander Central Hispano,
2.08%, 3/22/05                                                59,000      58,928
2.55%, 6/1/05                                                 95,000      94,382
2.54%, 6/2/05                                                 20,000      19,869
Nordea North America, Inc.,
3.04%, 11/4/05                                                28,000      27,415
Swedbank, Inc.,
2.61%, 6/2/05                                                 30,000      29,798
--------------------------------------------------------------------------------
                                                                         230,392
--------------------------------------------------------------------------------
Multi-Seller Conduits - 5.1%
Amstel Funding Corp.,
2.39%, 3/7/05                                                 15,000      14,994
2.00%, 3/17/05                                                46,000      45,959
2.10%, 3/29/05                                                30,000      29,951
2.60%, 3/31/05                                                23,144      23,094
3.04%, 8/26/05                                                42,000      41,369
Bryant Park Funding LLC,
2.57%, 3/22/05                                                35,000      34,948
Edison Asset Securitization,
2.00%, 3/15/05                                                75,000      74,941
2.73%, 7/5/05                                                 50,000      49,522

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 20.5% - (CONTINUED)
Multi-Seller Conduits - 5.1% - (continued)
Eiffel Funding LLC,
2.65%, 4/25/05                                             $40,000    $   39,838
Galleon Capital Corp.,
2.61%, 3/1/05                                               15,000        15,000
Legacy Capital LLC,
2.03%, 3/4/05                                               21,000        20,996
2.75%, 5/17/05                                              25,000        24,853
Lexington Parker Capital,
1.98%, 3/1/05 /(1)/                                         60,000        60,000
2.55%, 3/1/05, FRN                                          30,000        29,999
2.54%, 3/14/05, FRN                                         18,000        17,998
Thunder Bay Funding, Inc.,
2.61%, 4/15/05                                              25,516        25,433
--------------------------------------------------------------------------------
                                                                         548,895
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 2.3%
General Electric Capital Corp.,
1.99%, 3/8/05                                               50,000        49,981
3.02%, 8/23/05                                              96,000        94,591
3.03%, 10/27/05                                             55,000        53,889
3.03%, 11/1/05                                              50,000        48,969
--------------------------------------------------------------------------------
                                                                         247,430
--------------------------------------------------------------------------------
Other Receivables - 0.5%
Thornburg Mortgage Capital Resources,
2.59%, 3/7/05                                               22,000        21,991
2.59%, 3/21/05                                              20,000        19,971
2.61%, 3/22/05                                              15,000        14,977
--------------------------------------------------------------------------------
                                                                          56,939
--------------------------------------------------------------------------------
Structured Investment Vehicles - 4.1%
CC U.S.A., Inc.,
2.02%, 3/10/05                                              35,000        34,982
Grampian Funding Ltd.,
2.43%, 3/16/05                                              60,000        59,939
2.66%, 6/17/05                                              42,000        41,665
2.68%, 6/20/05                                              50,000        49,587
Mane Funding Corp.,
2.61%, 4/18/05                                              18,000        17,937
Sigma Finance, Inc.,
2.60%, 4/11/05                                              55,000        54,837
2.69%, 5/3/05                                               21,000        20,901
Solitaire Funding LLC,
2.47%, 3/17/05                                              37,000        36,959
Surrey Funding Corp.,
2.63%, 4/21/05                                               9,000         8,966
2.65%, 4/26/05                                              50,000        49,794
2.69%, 5/3/05                                               24,000        23,887
White Pine Finance LLC,
2.04%, 3/21/05                                              40,474        40,428
2.56%, 3/21/05, FRN                                          7,000         7,000
--------------------------------------------------------------------------------
                                                                         446,882
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $2,225,181)                               2,225,181
--------------------------------------------------------------------------------

CORPORATE NOTES/BONDS - 13.9%
Domestic Depository Institutions - 1.9%
American Express Bank, FSB, FRN,
2.63%, 3/29/05                                              14,000        13,999
American Express Centurion Bank, FRN,
2.55%, 3/14/05                                              30,000        30,000

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 13.9% - (CONTINUED)
Domestic Depository Institutions - 1.9% - (continued)
Bank One, N.A., FRN,
2.48%, 3/14/05                                             $ 20,000    $ 20,000
National City Bank, Cleveland, FRN,
2.52%, 3/1/05                                                18,000      17,998
2.74%, 5/9/05                                                17,000      17,001
2.78%, 5/19/05                                               36,000      35,999
SunTrust Bank, FRN,
2.56%, 4/4/05                                                33,000      33,004
U.S. Bank, N.A., FRN,
2.44%, 3/7/05                                                40,000      40,008
--------------------------------------------------------------------------------
                                                                        208,009
--------------------------------------------------------------------------------
Foreign Depository Institutions - 1.1%
HBOS Treasury Services PLC, FRN, /(1)/
2.49%, 3/10/05                                               12,000      12,002
2.77%, 4/29/05                                               25,500      25,508
Nationwide Building Society, FRN, /(1)/
2.58%, 3/28/05                                               28,000      28,000
Royal Bank of Canada, FRN,
2.60%, 3/10/05                                               28,000      28,003
Westpac Banking Corp., FRN,
2.45%, 3/11/05                                               20,000      20,000
--------------------------------------------------------------------------------
                                                                        113,513
--------------------------------------------------------------------------------
Insurance Carriers - 1.3%
Allstate Life Global Funding II, FRN, /(1)/
2.63%, 3/16/05                                               30,000      30,000
ASIF Global Financing XV, FRN, /(1)/
2.60%, 3/2/05                                                55,000      55,059
MET Life GIC Backed, FRN, /(1)/
2.63%, 3/15/05                                               55,000      55,000
--------------------------------------------------------------------------------
                                                                        140,059
--------------------------------------------------------------------------------
Non-Depository Business Credit - 0.3%
CIT Group, Inc., FRN,
3.16%, 4/29/05                                               37,000      37,064
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.8%
American Express Credit, FRN,
2.60%, 3/15/05                                               15,000      15,002
American Honda Finance Corp., FRN, /(1)/
2.70%, 5/4/05                                                14,000      13,998
2.91%, 5/23/05                                               10,000      10,006
General Electric Capital Corp., FRN,
2.69%, 3/9/05                                                48,000      48,015
2.62%, 3/15/05                                               54,000      54,004
SLM Corp., FRN, /(1)/
2.62%, 3/1/05                                                50,000      50,000
--------------------------------------------------------------------------------
                                                                        191,025
--------------------------------------------------------------------------------
Security and Commodity Brokers - 5.8%
Bear Stearns Co., Inc., FRN,
2.61%, 3/7/05                                                25,000      25,000
Citigroup Global Markets, FRN,
2.51%, 3/16/05                                               15,000      15,005
Goldman Sachs Group,
2.08%, 3/16/05                                              115,000     115,000
2.17%, 3/28/05                                               22,000      22,000
2.29%, 4/27/05                                               33,000      33,000
Lehman Brothers Holdings, FRN,
2.67%, 3/22/05                                              120,000     120,000
2.79%, 4/22/05                                               10,000      10,005

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 13.9% - (CONTINUED)
Security and Commodity Brokers - 5.8% - (continued)
Merrill Lynch & Co., FRN,
2.62%, 3/4/05                                             $ 55,000    $   55,000
2.74%, 3/11/05                                              43,000        43,023
2.87%, 3/14/05                                              15,000        15,018
2.89%, 4/28/05                                              12,000        12,005
3.02%, 5/23/05                                              19,000        19,009
Morgan Stanley, FRN,
2.59%, 3/15/05                                              30,000        30,000
2.71%, 3/28/05                                             120,000       120,000
--------------------------------------------------------------------------------
                                                                         634,065
--------------------------------------------------------------------------------
Structured Investment Vehicles - 1.7%
Beta Finance, Inc., FRN, MTN, /(1)/
2.53%, 3/15/05                                              45,000        44,995
2.90%, 5/31/05                                              25,000        25,007
CC U.S.A., Inc., FRN, MTN, /(1)/
2.59%, 3/9/05                                               25,000        25,003
2.57%, 3/15/05                                              45,000        45,002
2.77%, 5/24/05                                              25,000        24,999
Dorada Finance, Inc., FRN, /(1)/
2.71%, 5/13/05                                              17,000        16,999
--------------------------------------------------------------------------------
                                                                         182,005
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $1,505,740)                          1,505,740
--------------------------------------------------------------------------------

EURODOLLAR TIME DEPOSITS - 8.7%
Domestic Depository Institutions - 2.4%
Bank of America, Grand Cayman,
2.65%, 6/14/05                                              30,000        30,000
2.72%, 7/1/05                                               55,000        55,000
Citibank, London,
2.39%, 3/7/05                                               30,000        30,000
Fifth Third Bank, Grand Cayman,
2.63%, 3/1/05                                              100,000       100,000
LaSalle National Bank, Grand Cayman,
2.54%, 3/1/05                                               40,000        40,000
--------------------------------------------------------------------------------
                                                                         255,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 6.3%
Allied Irish Banks, Dublin,
2.51%, 3/31/05                                              20,000        20,000
2.71%, 5/4/05                                               20,000        20,000
Australia & New Zealand Bank, Grand Cayman,
2.50%, 3/30/05                                              20,000        20,000
Banco Espanol de Credito, Madrid,
2.54%, 4/6/05                                               10,000        10,000
Banco Popular Espanol, Madrid,
2.05%, 3/10/05                                              15,000        15,000
2.02%, 3/21/05                                              25,000        25,000
Barclays Bank, Global Treasury Services, London,
2.41%, 3/8/05                                               17,000        17,000
Dexia Bank Belgium, Brussels,
2.55%, 3/3/05                                              100,000       100,000
2.00%, 3/7/05                                               15,000        15,000
HBOS Treasury Services, London,
2.63%, 3/1/05                                              100,000       100,000
2.02%, 3/9/05                                               25,000        25,000
HSBC Bank PLC, London,
3.11%, 9/1/05                                               35,000        35,000

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 8.7% - (CONTINUED)
Foreign Depository Institutions - 6.3% - (continued)
ING Bank, Amsterdam,
2.40%, 3/7/05                                               $ 28,000    $ 28,000
2.71%, 5/3/05                                                 19,000      19,000
ING Belgium, Brussels,
2.61%, 3/1/05                                                150,000     150,000
Lloyds Bank, London,
2.04%, 3/10/05                                                35,000      35,000
Societe Generale, Grand Cayman,
2.56%, 3/1/05                                                 53,886      53,886
--------------------------------------------------------------------------------
                                                                         687,886
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $942,886)                           942,886
--------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 1.6%
Administration of Environmental & Housing Programs - 0.2%
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
2.53%, 3/7/05                                                 20,000      20,000
--------------------------------------------------------------------------------
Amusement and Recreation Services - 0.3%
Bloomingdale Lifetime Fitness LLC, Taxable,
Series 2000,
2.62%, 3/7/05                                                  6,120       6,120
Downtown Marietta, Georgia, Development Authority
Taxable Revenue Bonds, Series A, Conference Center
Project,
2.72%, 3/7/05                                                  1,000       1,000
Harris County, Houston, Texas, Taxable Revenue Bonds,
Series E, Sports Authority Junior Lien NFL,
2.60%, 3/7/05                                                  1,000       1,000
HealthTrack Sports & Wellness, Taxable,
Series 1997,
2.62%, 3/7/05                                                  3,990       3,990
Maryland Stadium Authority Sports Facilities Lease
Taxable Revenue Bonds, Series A,
2.57%, 3/7/05                                                 16,300      16,300
--------------------------------------------------------------------------------
                                                                          28,410
--------------------------------------------------------------------------------
Business Services - 0.1%
Birchwood Acres Ltd. Taxable VRDB,
Series 2000,
2.65%, 3/7/05                                                 12,410      12,410
--------------------------------------------------------------------------------
Construction - 0.1%
Metal Forming & Coining Corp. (National City Bank LOC),
2.68%, 3/7/05                                                  6,275       6,275
--------------------------------------------------------------------------------
Engineering, Accounting and Management - 0.1%
California PCR Environmental Improvement Taxable CP,
Series 1997, Browning Ferris Project,
2.62%, 3/2/05                                                  9,000       9,000
--------------------------------------------------------------------------------
Executive, Legislative & General Government - 0.4%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2002A,
2.67%, 3/7/05                                                 22,000      22,000
Series 2004D,
2.67%, 3/7/05                                                 15,000      15,000
State of Michigan Taxable G.O. Bonds, Series 2004B,
2.85%, 8/10/05                                                 7,000       7,000
--------------------------------------------------------------------------------
                                                                          44,000
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.6% - (CONTINUED)
Food and Kindred Products - 0.0%
Mississippi Business Financial Corp. Industrial
Development Taxable Revenue Bonds, Series 1994, Bryan
Foods, Inc.,
2.67%, 3/7/05                                                $ 1,000    $  1,000
--------------------------------------------------------------------------------
Health Services - 0.0%
Surgery Center Financing Corp. Taxable VRDN,
Series 1997 (NCC Bank LOC), /(1)/
2.68%, 3/7/05                                                  4,995       4,995
--------------------------------------------------------------------------------
Membership Organizations - 0.1%
American Association of Retired Persons VRDN,
2.59%, 3/7/05                                                  6,200       6,200
--------------------------------------------------------------------------------
Museums, Galleries & Gardens - 0.1%
Illinois Educational Facilities Authority Taxable
Revenue Bonds, Series 2000A, Art Institute of Chicago,
2.62%, 3/7/05                                                  7,100       7,100
--------------------------------------------------------------------------------
Oil and Gas Extraction - 0.0%
Duncan Oil Co. VRDN, Series 2000,
2.68%, 3/7/05                                                  3,820       3,820
--------------------------------------------------------------------------------
Real Estate - 0.2%
Alaska Industrial Development and Export Authority
Taxable Revenue Bonds, Series 1988, Labar Property
Lot 5 Project,
2.82%, 3/7/05                                                  1,000       1,000
Barrington Development Funding LLC
Pooled Loan Program Taxable VRDN, Series 2002E,
2.59%, 3/7/05                                                 11,815      11,815
MHS Realty Company LLC
Taxable Secured Promissory VRDN, Series 2001,
2.75%, 3/7/05                                                  8,075       8,075
Muhlenberg, Kentucky, Medical Properties II,
Taxable VRDN, Series 2003,
2.65%, 3/7/05                                                  5,000       5,000
OFC Corp. Taxable Revenue Bonds, Series 1996,
2.62%, 3/7/05                                                    900         900
--------------------------------------------------------------------------------
                                                                          26,790
--------------------------------------------------------------------------------
Specialty Hospitals - 0.0%
Arizona State University Taxable Revenue Bonds,
Nanotechnology Research Project,
2.65%, 3/7/05                                                  1,300       1,300
--------------------------------------------------------------------------------
Urban Community Development - 0.0%
Tri-O Development LLC, Taxable Program Notes,
Series 1999 (National City Bank LOC),
2.68%, 3/7/05                                                  3,485       3,485
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $174,785)                              174,785
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 3.8% /(2)/
Fannie Mae - 3.2%
FNMA Discount Notes,
2.45%, 3/23/05                                                50,000      49,925
2.29%, 4/1/05                                                 20,000      19,961
2.19%, 4/20/05                                                38,758      38,640
FNMA FRN,
2.33%, 3/9/05                                                 75,000      74,965
2.64%, 5/6/05                                                 84,000      83,944

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.8% /(2)/ - (CONTINUED)
Fannie Mae - 3.2% - (continued)
FNMA Notes,
1.36%, 5/3/05                                              $  9,450   $    9,447
1.55%, 5/4/05                                                70,000       70,000
--------------------------------------------------------------------------------
                                                                         346,882
--------------------------------------------------------------------------------
Federal Home Loan Bank - 0.3%
FHLB Discount Note,
2.25%, 5/6/05                                                10,000        9,959
FHLB Notes,
1.45%, 3/11/05                                               22,000       22,000
--------------------------------------------------------------------------------
                                                                          31,959
--------------------------------------------------------------------------------
Freddie Mac - 0.3%
FHLMC Discount Note,
2.19%, 4/19/05                                               30,000       29,911
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $408,752)                           408,752
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments, at Amortized Cost ($7,828,328)                            7,828,328
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 27.9%
(Colld. at a minimum of 102% by U.S.
Treasury Bonds/Notes)
Joint Repurchase Agreements - 3.6%
Bank of America Securities LLC, dated 2/28/05,
repurchase price $128,257
2.58%, 3/1/05                                               128,248      128,248
Morgan Stanley & Co., Inc., dated 2/28/05,
repurchase price $85,504
2.58%, 3/1/05                                                85,498       85,498
Societe Generale, New York Branch, dated 2/28/05,
repurchase price $42,752
2.58%, 3/1/05                                                42,749       42,749
UBS Securities LLC, dated 2/28/05,
repurchase price $128,257
2.59%, 3/1/05                                               128,248      128,248
--------------------------------------------------------------------------------
                                                                         384,743
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
(Colld. at a minimum of 102% by U.S. Government/
Agency Securities)
Repurchase Agreements - 24.3%
Bank of America N.A., dated 2/28/05,
repurchase price $350,026
2.64%, 3/1/05                                             $350,000   $   350,000
Bank of America Securities LLC, dated 2/28/05,
repurchase price $625,046
2.64%, 3/1/05                                              625,000       625,000
Bear Stearns, Inc., dated 2/28/05,
repurchase price $100,007
2.69%, 3/1/05                                              100,000       100,000
Credit Suisse First Boston Corp., dated 2/28/05,
repurchase price $742,853
2.64%, 3/1/05                                              742,799       742,799
Goldman Sachs & Co., dated 2/28/05,
repurchase price $125,009
2.67%, 3/1/05                                              125,000       125,000
Merrill Lynch, Inc., dated 2/28/05,
repurchase price $150,011
2.63%, 3/1/05                                              150,000       150,000
UBS Securities LLC, dated 2/28/05,
repurchase price $545,040
2.64%, 3/1/05                                              545,000       545,000
--------------------------------------------------------------------------------
                                                                       2,637,799
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $3,022,542)                          3,022,542
--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $10,850,870) /(3)/                  $10,850,870

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $759,303,000 or 7.0% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $10,850,870.

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRN      Floating Rate Notes

GIC      Guaranteed Investment Contract

G.O.     General Obligation

LOC      Letter of Credit

MTN      Medium Term Notes

PCR      Pollution Control Revenue

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 71.0% /(1)/
Fannie Mae - 48.4%
FNMA Discount Notes,
2.34%, 3/1/05                                              $ 25,000   $   25,000
2.38%, 3/2/05                                                10,000        9,999
1.95%, 3/9/05                                                57,000       56,975
1.95%, 3/16/05                                               30,000       29,976
2.05%, 3/16/05                                               35,000       34,970
2.45%, 3/23/05                                               93,595       93,455
2.45%, 3/30/05                                               35,000       34,931
2.47%, 3/30/05                                               30,000       29,940
2.10%, 4/13/05                                                5,373        5,360
2.11%, 4/13/05                                               15,000       14,962
2.10%, 4/15/05                                               60,000       59,843
2.70%, 5/2/05                                                23,000       22,893
2.75%, 5/18/05                                               62,864       62,489
2.51%, 6/1/05                                                15,000       14,904
2.80%, 6/1/05                                                70,000       69,500
2.84%, 6/1/05                                                30,000       29,782
2.71%, 7/6/05                                               105,000      103,996
3.00%, 11/21/05                                              60,000       58,675
3.01%, 12/19/05                                              60,000       58,508
FNMA FRN,
2.31%, 3/6/05                                                25,000       24,988
2.48%, 3/7/05                                                60,000       59,969
2.33%, 3/9/05                                               100,000       99,953
2.47%, 3/15/05                                              115,000      114,958
2.48%, 3/15/05                                               55,000       54,996
2.49%, 3/17/05                                               85,000       84,984
2.56%, 3/29/05                                               47,000       46,973
FNMA Notes,
7.65%, 3/10/05                                                3,100        3,104
7.00%, 7/15/05                                               35,000       35,550
2.38%, 12/15/05                                              10,000        9,941
--------------------------------------------------------------------------------
                                                                       1,351,574
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 7.7%
Federal Farm Credit Bank Discount Note,
2.07%, 4/18/05                                               10,000        9,972
Federal Farm Credit Bank FRN,
2.50%, 3/17/05                                               20,000       20,000
2.48%, 3/18/05                                               10,000        9,995
2.52%,  3/21/05                                             100,000       99,997
2.56%, 3/25/05                                               50,000       49,994
2.58%, 3/25/05                                               25,000       24,997
--------------------------------------------------------------------------------
                                                                         214,955
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 71.0% /(1)/ - (CONTINUED)
Federal Home Loan Bank - 5.6%
FHLB Discount Notes,
2.11%, 3/28/05                                             $   477    $      476
2.08%, 4/15/05                                              15,537        15,497
FHLB FRN,
2.41%, 3/15/05                                              50,000        50,000
2.57%, 3/25/05                                              10,000        10,000
2.66%, 5/9/05                                               20,000        19,986
2.68%, 5/16/05                                              35,000        34,970
FHLB Notes,
1.41%, 5/9/05                                               14,250        14,218
6.96%, 6/15/05                                              10,000        10,126
--------------------------------------------------------------------------------
                                                                         155,273
--------------------------------------------------------------------------------
Freddie Mac - 9.3%
FHLMC Discount Notes,
1.99%, 3/8/05                                               28,000        27,989
2.48%, 3/8/05                                                5,400         5,397
1.95%, 3/15/05                                              10,000         9,993
2.38%, 3/15/05                                              80,000        79,926
2.54%, 3/22/05                                              15,000        14,978
2.07%, 6/30/05                                              25,000        24,826
2.98%, 8/23/05                                              15,000        14,783
3.05%, 11/14/05                                             10,657        10,424
FHLMC FRN,
2.42%, 3/9/05                                               22,000        22,000
2.73%, 5/9/05                                               50,000        50,000
--------------------------------------------------------------------------------
                                                                         260,316
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $1,982,118)                       1,982,118
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -  29.0%
(Colld. at a minimum of 102% by U.S. Treasury
Bonds/Notes)
Joint Repurchase Agreements - 7.2%
Bank of America Securities LLC, dated 2/28/05,
repurchase price $67,131
2.58%, 3/1/05                                               67,126        67,126
Morgan Stanley & Co., Inc., dated  2/28/05,
repurchase price $44,754
2.58%, 3/1/05                                               44,751        44,751
Societe Generale, New York Branch, dated 2/28/05,
repurchase price $22,377
2.58%, 3/1/05                                               22,375        22,375
UBS Securities LLC, dated  2/28/05,
repurchase price $67,131
2.59%, 3/1/05                                               67,126        67,126
--------------------------------------------------------------------------------
                                                                         201,378
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
(Colld. at a minimum of 102% by U.S.
Government/Agency Securities)
Repurchase Agreements - 21.8%
Bank of America, dated 2/28/05,
repurchase price $140,010
2.64%, 3/1/05                                             $140,000    $  140,000
Credit Suisse First Boston Corp., dated 2/28/05,
repurchase price $183,707
2.64%, 3/1/05                                              183,694       183,694
Merrill Lynch, dated 2/28/05,
repurchase price $85,006
2.63%, 3/1/05                                               85,000        85,000
UBS Securities LLC, dated 2/28/05,
repurchase price $200,015
2.64%, 3/1/05                                              200,000       200,000
--------------------------------------------------------------------------------
                                                                         608,694
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $810,072)                              810,072
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $2,792,190) /(2)/                    $2,792,190

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The cost for federal income tax purposes was $2,792,190.

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRN      Floating Rate Notes

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 98.0% /(1)/
Federal Farm Credit Bank - 17.3%
Federal Farm Credit Bank Discount Notes,
2.51%, 3/1/05                                            $   40,000   $   40,000
2.53%, 3/4/05                                                17,500       17,496
2.07%, 4/18/05                                               20,000       19,945
Federal Farm Credit Bank FRN,
2.52%, 3/1/05                                               100,000       99,979
2.52%, 3/4/05                                                75,000       74,988
2.49%, 3/7/05                                                75,000       74,989
2.52%, 3/13/05                                               75,000       74,987
2.50%, 3/17/05                                               40,000       40,000
2.48%, 3/18/05                                               20,000       19,991
2.50%, 3/21/05                                               20,000       19,999
2.53%, 3/23/05                                               40,000       39,996
2.56%, 3/25/05                                              100,000       99,988
2.58%, 3/25/05                                               85,000       84,988
2.58%, 3/29/05                                               20,000       19,999
2.13%, 4/14/05                                                5,000        4,997
Federal Farm Credit Bank Note,
1.15%, 4/1/05                                                 9,000        9,000
--------------------------------------------------------------------------------
                                                                         741,342
--------------------------------------------------------------------------------
Federal Home Loan Bank - 79.5%
FHLB Discount Notes,
2.51%, 3/1/05                                             1,172,063    1,172,063
2.45%, 3/2/05                                                19,072       19,071
2.30%, 3/9/05                                                35,000       34,982
2.31%, 3/9/05                                                15,798       15,790
1.94%, 3/11/05                                               80,000       79,957
2.36%, 3/11/05                                               15,000       14,990
2.42%, 3/11/05                                              100,000       99,933
2.44%, 3/11/05                                               40,000       39,973
2.52%, 3/11/05                                                8,100        8,094
1.94%, 3/16/05                                              175,000      174,859
2.45%, 3/16/05                                              150,000      149,847
2.40%, 3/18/05                                               75,000       74,915
2.45%, 3/18/05                                               75,000       74,913
2.50%, 3/18/05                                               10,000        9,988
2.52%, 3/18/05                                                4,348        4,343
2.45%, 3/23/05                                               80,000       79,880
2.46%, 3/23/05                                               35,000       34,947
2.11%, 3/28/05                                               47,295       47,220
2.49%, 3/28/05                                               75,000       74,860
2.52%, 4/8/05                                                40,000       39,894
2.07%, 4/15/05                                               75,000       74,806
2.10%, 4/20/05                                               35,000       34,897
2.54%, 4/20/05                                               50,000       49,824
2.24%, 5/4/05                                                70,000       69,721
2.61%, 5/6/05                                                45,000       44,785
2.76%, 6/6/05                                                50,000       49,628
2.83%, 8/10/05                                               90,000       88,854

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 98.0% /(1)/ - (CONTINUED)
Federal Home Loan Bank - 79.5% - (continued)
FHLB FRN,
2.49%, 3/7/05                                            $   65,000   $   64,981
2.32%, 3/8/05                                               100,000       99,957
2.41%, 3/15/05                                               65,000       64,999
2.45%, 3/21/05                                               80,000       79,998
2.57%, 3/25/05                                               28,000       27,999
2.63%, 5/1/05                                                75,000       74,942
2.66%, 5/9/05                                                55,000       54,962
2.68%, 5/16/05                                               60,000       59,947
FHLB Notes,
1.50%, 3/1/05                                                36,000       36,000
1.63%, 4/15/05                                               15,000       14,985
2.08%, 4/15/05                                               20,000       19,988
1.41%, 5/9/05                                                 5,000        4,990
1.63%, 6/15/05                                               10,000        9,973
6.96%, 6/15/05                                               10,000       10,126
2.13%, 8/12/05                                               25,000       24,922
1.75%, 8/15/05                                               48,300       48,065
3.00%, 8/15/05                                               10,000       10,009
3.25%, 8/15/05                                               30,000       30,058
6.88%, 8/15/05                                                6,620        6,741
--------------------------------------------------------------------------------
                                                                       3,406,676
--------------------------------------------------------------------------------
Tennessee Valley Authority - 1.2%
Tennessee Valley Authority Discount Note,
2.51%, 4/7/05                                                50,000       49,871
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $4,197,889)                       4,197,889
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bills,
2.48%, 3/24/05                                               20,000       19,969
2.34%, 4/21/05                                               48,000       47,844
2.87%, 7/28/05                                               20,000       19,766
--------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost $87,579)                          87,579
--------------------------------------------------------------------------------
Total Investments - 100.0%  (Cost $4,285,468) /(2)/                   $4,285,468

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ The cost for federal income tax purposes was $4,285,468.

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB   Federal Home Loan Bank

FRN    Floating Rate Notes

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1%
Alabama - 0.1%
Shelby County VRDB, Series 2004,
School Warrants (AMBAC Insured),
1.87%, 3/7/05                                                 $   495    $   495
--------------------------------------------------------------------------------
Arizona - 4.3%
Apache County IDA Revenue Bonds, Series 1983,
Tuscon Electric Project (Credit Suisse First Boston LOC),
1.92%, 3/7/05                                                  10,300     10,300
Pima County IDA Multifamily
VRDB, Series 2001, Eastside Place
Apartments Project (FNMA LOC),
1.87%, 3/7/05                                                      90         90
Pima County IDA VRDB, Series 2002A,
La Posada Project Senior Living Facilities
(LaSalle Bank LOC),
1.87%, 3/7/05                                                  10,695     10,695
Salt River Agricultural Project CP, Series B,
Improvement and Power District,
1.97%, 4/8/05                                                  10,000     10,000
--------------------------------------------------------------------------------
                                                                          31,085
--------------------------------------------------------------------------------
California - 4.9%
California Department of Water Resources VRDB, Series
2002B-1,
Power Supply Revenue Bonds (Bank of New York LOC),
1.76%, 3/1/05                                                   3,800      3,800
California Department of Water Resources VRDB, Series
2002B-6,
Power Supply Revenue Bonds (State Street Bank & Trust
LOC),
1.77%, 3/1/05                                                   1,300      1,300
California Metropolitan Water District VRDB, Series
2003C-2,
Southern California Waterworks,
1.81%, 3/7/05                                                     700        700
California Statewide Community Development Authority VRDB,
Series 2001,
Gemological Institute (AMBAC Insured),
1.83%, 3/7/05                                                   7,700      7,700
Southern California Public Power Authority VRDB,
Transmission Project Refunding (AMBAC Insured),
1.81%, 3/7/05                                                  22,000     22,000
--------------------------------------------------------------------------------
                                                                          35,500
--------------------------------------------------------------------------------
Colorado - 3.8%
Colorado HFA Revenue Bonds, Series 2004B-4,
Single Family Class 1,
1.99%, 11/1/05                                                 10,000     10,000
Denver Urban Renewal Authority Tax Increment Revenue
Bonds,
Merrill Lynch P-Float PT-999 (Merrill Lynch Gtd.), /(1)/
1.95%, 3/7/05                                                  12,500     12,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank
LOC),
1.95%, 3/7/05                                                   3,000      3,000
Park Creek Metropolitan District G.O., Series 2004,
Merrill Lynch P-Floats PT-2321 (Merrill Lynch Gtd.), /(1)/
1.95%, 3/7/05                                                   2,000      2,000
--------------------------------------------------------------------------------
                                                                          27,500
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
District of Columbia - 1.7%
District of Columbia Revenue Bonds, Series 2003,
Henry J. Kaiser Foundation Project (Kaiser Family
Foundation Gtd.),
1.95%, 3/7/05                                                  $1,200    $ 1,200
District of Columbia Water & Sewer VRDB,
Citicorp Eagle Trust 8121A
(FSA Insured), /(1)/
1.90%, 3/7/05                                                   7,000      7,000
District of Columbia Water & Sewer VRDB,
Series 1998, Citibank Eagle Trust 985201
(FSA Insured), /(1)/
1.90%, 3/7/05                                                   4,200      4,200
--------------------------------------------------------------------------------
                                                                          12,400
--------------------------------------------------------------------------------
Florida - 5.6%
Alachua County Health Facilities VRDB, Series 2002,
Shands Health Care (SunTrust Bank LOC),
1.83%, 3/1/05                                                   1,500      1,500
Broward County Educational Facilities Authority Revenue
Bonds, Series 2004C,
Nova Southeastern (Bank of America LOC),
1.83%, 3/1/05                                                   1,650      1,650
Florida Department of Transportation Revenue Bonds, Series
2002A,
ABN-AMRO Muni-Tops Certificates 2002-20 (MBIA Insured),
/(1)/
1.50%, 5/11/05                                                  9,845      9,845
Florida HFA Multifamily Revenue Bonds, Series 1983F,
Horizon Place Project (FNMA LOC),
1.87%, 3/7/05                                                   2,000      2,000
Florida Housing Finance Corp. Revenue Refunding Bonds,
Series 2002-1,
Lighthouse Bay Apartments (FHLMC LOC),
1.87%, 3/7/05                                                   1,550      1,550
Highlands County Health Facility Authority VRDB,
Series 2003A (SunTrust Bank LOC),
1.87%, 3/7/05                                                   3,500      3,500
Jacksonville PCR Refunding Bonds,
Florida Power & Light Project (Florida Power & Light
Gtd.),
2.02%, 3/10/05                                                  3,000      3,000
Orange County HFA VRDB, Series 1997,
Post Fountains Project (Colld. by FNMA Securities),
1.88%, 3/7/05                                                   3,600      3,600
Orange County IDA VRDB, Series 2002,
Catholic Diocese Project (SunTrust Bank LOC),
1.87%, 3/7/05                                                   3,000      3,000
Palm Beach County Revenue Bonds, Series 2003,
Morse Obligation Group Project (Key Bank LOC),
1.90%, 3/7/05                                                   3,500      3,500
Putnam County Development Authority PCR Bonds, Series
1984H-3,
National Rural Utilities Seminole Electric Project
(National Rural Utilities Cooperative Finance, Gtd.),
1.53%, 3/15/05                                                  7,705      7,705
--------------------------------------------------------------------------------
                                                                          40,850
--------------------------------------------------------------------------------
Georgia - 4.6%
Macon-Bibb County Hospital Authority VRDB, Series 2000,
Revenue Anticipation Certificates (SunTrust Bank LOC),
1.83%, 3/1/05                                                   3,250      3,250
Macon-Bibb County Hospital Authority VRDB, Series 2003,
Revenue Anticipation Certificates,
Medical Center of Central Georgia (SunTrust Bank LOC),
1.87%, 3/7/05                                                   6,800      6,800

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Georgia - 4.6% - (continued)
Macon Lease Refunding Revenue Bonds, Series 2004,
Bibb County School District Project,
1.86%, 3/7/05                                                 $ 3,135    $ 3,135
Macon Water Authority VRDB, Series 2004,
Water and Sewer Revenue Bonds,
1.86%, 3/7/05                                                  10,535     10,535
Metro Atlanta Rapid Transit Authority CP, Series 2004,
Sales Tax Revenue BANS (Dexia Credit Local LOC),
2.03%, 4/7/05                                                   6,000      6,000
Savannah Housing Authority VRDB, Series 1996A,
Somerset Place Project (Colld. by FNMA Securities),
1.86%, 3/7/05                                                   2,900      2,900
State of Georgia G.O. Bonds, Series 1999D,
Citicorp Eagle Trust Series 97C1001, /(1)/
1.90%, 3/7/05                                                     340        340
--------------------------------------------------------------------------------
                                                                          32,960
--------------------------------------------------------------------------------
Hawaii - 0.2%
Hawaii Department of Budget and Finance VRDB, Series
2003D,
Kahala Nui Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                   1,700      1,700
--------------------------------------------------------------------------------
Idaho - 0.7%
Idaho Health Facilities Authority Revenue Bonds, Series
1985,
Pooled Financing Program (U.S. Bank LOC),
1.90%, 3/7/05                                                   4,675      4,675
--------------------------------------------------------------------------------
Illinois - 13.4%
Chicago Board of Education G.O. Unlimited VRDB,
Series A, Merrill P-Floats PA-617,
School Reform Board (FGIC Insured), /(1)/
1.91%, 3/7/05                                                   4,995      4,995
Chicago Board of Education Variable Rate Certificates,
Series 2000A, School Reform Board
(FGIC Insured), /(1)/
1.96%, 3/7/05                                                   4,205      4,205
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
1.90%, 3/7/05                                                   1,000      1,000
Chicago G.O. VRDB, Series 2002B,
Neighborhoods Alive 21 (MBIA Insured),
1.84%, 3/7/05                                                   7,000      7,000
Chicago Park District TAWS, Series 2004,
3.00%, 5/2/05                                                   1,000      1,003
Chicago School Reform Board G.O. VRDB,
Series 1996, Bank of America Securities
Variable Rate Certificates (MBIA Insured), /(1)/
1.96%, 3/7/05                                                   1,800      1,800
Chicago Tender Notes, Series 2004,
(State Street Bank & Trust LOC),
2.20%, 12/8/05                                                  5,000      5,000
Cook County Public Purpose Revenue Bonds, Series 1990,
Cleretian Association Neighborhood Office, Inc. Project
(FHLB LOC),
2.91%, 3/7/05                                                   3,280      3,280
Illinois Development Finance Authority Economic
Development Revenue Bonds,
Series 2003, Resurrection Center Project (Harris Trust &
Savings Bank LOC),
1.87%, 3/7/05                                                   5,035      5,035

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Illinois - 13.4% - (continued)
Illinois Development Finance Authority Revenue VRDB,
Series 2001C,
Evanston Northwestern (Evanston Northwestern
Healthcare Gtd.),
1.87%, 3/7/05                                                $ 8,440    $ 8,440
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago,
1.65%, 7/28/05                                                 3,000      3,000
Illinois Educational Facilities Authority VRDB,
Series 1985,
Cultural Pool (JP Morgan Chase Bank LOC),
1.88%, 3/7/05                                                    300        300
Illinois Health Facilities Authority Revenue Bonds,
Revolving Pooled Loan Facility (JP Morgan Chase Bank
LOC),
1.87%, 3/7/05                                                  1,000      1,000
Illinois Health Facilities Authority Revenue Bonds,
Series 1997,
Central Baptist Home for the Aged Project (Allied Irish
Bank LOC),
1.90%, 3/7/05                                                  9,700      9,700
Illinois Health Facilities Authority Revenue Bonds,
Series 2003B,
Advocate Health Care Network,
2.30%, 1/4/06                                                 10,000     10,000
Illinois State Sales TRB,
Citigroup Series ROCS RR-II-R-4542, /(1)/
1.90%, 3/7/05                                                  3,975      3,975
Kane County VRDB, Series 1993,
Glenwood School for Boys (Harris Trust & Savings Bank
LOC),
1.87%, 3/7/05                                                  3,800      3,800
Peoria Industrial Development Revenue Bonds, Series 1997,
Peoria Production Shop Project (JP Morgan Chase Bank
LOC),
1.97%, 3/7/05                                                    735        735
Regional Transportation Authority,
Wachovia MERLOTS Series 2001A93
(FGIC Insured), /(1)/
1.91%, 3/7/05                                                  3,600      3,600
Roaring Forks O'Hare Municipal Certificates Class A2004-7
(MBIA Insured), /(1)/
2.01%, 3/7/05                                                  2,685      2,685
University of Illinois Revenue Bonds, Auxiliary Facility
System,
Wachovia MERLOTS Series 2003A38 (AMBAC Insured), /(1)/
1.65%, 8/10/05                                                 9,995      9,995
Will County VRDB, Series 2004,
Joliet Catholic Academy Project (Harris Trust & Savings
Bank LOC),
1.93%, 3/7/05                                                  6,250      6,250
--------------------------------------------------------------------------------
                                                                         96,798
--------------------------------------------------------------------------------
Indiana - 4.5%
Indiana Health Facilitiy Financing Authority Revenue
Bonds, Series 2001-A4,
Ascension Health Credit Group Project (Ascension Health
Gtd.),
1.05%, 3/1/05                                                  3,000      3,000
Indiana Health Facility Financing Authority Revenue,
VDRB, Series 2000,
Senior Living Greencroft Obligation Project (LaSalle Bank
LOC),
1.87%, 3/7/05                                                  3,200      3,200
Indiana Health Facilitiy Financing Authority VRDB, Series
2002B,
Fayette Memorial Hospital Association (Fifth Third Bank
LOC),
1.85%, 3/1/05                                                  5,630      5,630
Indiana Public Improvement Board Bank VRDB, Series
2002-7,
ABN AMRO Muni-Tops Certificates
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                  7,500      7,500

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Indiana - 4.5% - (continued)
Indiana State Development Finance Authority VRDB,
Indiana Historical Society, Inc. Project (JP Morgan Chase
Bank LOC),
1.87%, 3/7/05                                                $   300    $   300
Indiana Transportation Authority Highway Revenue VRDB,
Citicorp Eagle Trust Series 981402, /(1)/
1.90%, 3/7/05                                                  5,460      5,460
Shelby Eastern School Building Corp.
First Mortgage Revenue Refunding Bonds,
Wachovia MERLOTS Series 2001A84 (FGIC Insured), /(1)/
1.91%, 3/7/05                                                  4,825      4,825
Vincennes University VRDB, Series 2004G,
Student Fee (JP Morgan Chase Bank LOC),
1.88%, 3/7/05                                                  2,900      2,900
--------------------------------------------------------------------------------
                                                                         32,815
--------------------------------------------------------------------------------
Iowa - 1.1%
Iowa Finance Authority Revenue Bonds,
Series 2000, YMCA & Rehab Center Project
(Bank of America LOC),
1.92%, 3/7/05                                                  2,300      2,300
Iowa State Vision Special Fund, Wachovia
MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
1.91%, 3/7/05                                                  5,675      5,675
--------------------------------------------------------------------------------
                                                                          7,975
--------------------------------------------------------------------------------
Kentucky - 2.8%
Fort Mitchell League of Cities VRDB, Series 2002A,
Trust Lease Program (U.S. Bank LOC),
1.88%, 3/7/05                                                  6,750      6,750
Morehead League of Cities VRDB, Series 2004A,
Lease Program Revenue Bonds (U.S. Bank LOC),
1.88%, 3/7/05                                                 11,000     11,000
Shively Education Revenue Bonds, Series 2003,
Spalding University (JP Morgan Chase Bank LOC),
1.87%, 3/7/05                                                  2,400      2,400
--------------------------------------------------------------------------------
                                                                         20,150
--------------------------------------------------------------------------------
Louisiana - 1.1%
Jefferson Parrish Hospital VRDB, Series 2004,
East Jefferson General Hospital (JP Morgan Chase Bank
LOC),
1.90%, 3/7/05                                                  2,900      2,900
Louisiana Local Government Environmental Revenue VRDB,
Series 2004C,
University La Monroe (Regions Bank LOC),
1.88%, 3/7/05                                                  5,000      5,000
--------------------------------------------------------------------------------
                                                                          7,900
--------------------------------------------------------------------------------
Maryland - 1.0%
Maryland State Community Development Administration
Revenue Bonds,
Merrill Lynch P-Floats PT-916 (General Electric Capital
Corp. GIC), /(1)/
1.91%, 3/7/05                                                  1,110      1,110
Maryland State Community Development Administration VRDB,
Series 2001E,
Princess Project (Bank of America N.A. LOC),
1.84%, 3/7/05                                                  2,845      2,845
Maryland State Health and Higher Educational Facilities
VRDB, Series 2003D (Manufacturers and Traders Bank LOC),
1.87%, 3/7/05                                                  3,400      3,400
--------------------------------------------------------------------------------
                                                                          7,355
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Michigan - 2.7%
Detroit School Building & Site Improvement G.O., Series
2002A
ABN AMRO Muni-Tops Certificates, Series 2003-10 (FGIC
Insured), /(1)/
1.91%, 3/7/05                                                 $4,495    $ 4,495
Detroit Sewage Disposal System Revenue Bonds, Series
2000,
Wachovia MERLOTS (FGIC Insured), /(1)/
1.91%, 3/7/05                                                    700        700
Macomb County Hospital Finance Authority VRDB, Series
2003A-1,
Mount Clemens General (Comerica Bank LOC),
1.90%, 3/1/05                                                  5,150      5,150
Michigan Municipal Bond Authority Revenue Notes,
Series 2004B1,
3.00%, 8/19/05                                                 2,000      2,013
Series 2004B2 (JP Morgan Chase Bank LOC),
3.00%, 8/23/05                                                 5,000      5,034
Michigan State G.O. Unlimited Notes, Series 2005A,
3.50%, 9/30/05                                                 2,000      2,017
--------------------------------------------------------------------------------
                                                                         19,409
--------------------------------------------------------------------------------
Minnesota - 1.4%
Center City, Minnesota Health Care Facilities Revenue
VRDB,
Series 2002, Hazelden Foundation Project
(Allied Irish Bank LOC),
1.95%, 3/7/05                                                  2,600      2,600
Duluth Economic Development Authority Healthcare
Facilities VRDB, Series 1997,
Miller-Dawn Medical Center Project (U.S. Bank LOC),
1.85%, 3/1/05                                                  5,500      5,500
St. Anthony Multifamily VRDB, Series 2002,
Autumn Woods Project (FNMA Gtd.),
1.87%, 3/7/05                                                  2,000      2,000
--------------------------------------------------------------------------------
                                                                         10,100
--------------------------------------------------------------------------------
Mississippi - 0.8%
Mississippi Business Finance Corp. Revenue VRDB,
Series 2000, St. Andrew's Episcopal School Project
(Allied Irish Bank Insured),
1.91%, 3/7/05                                                  1,700      1,700
Mississippi Development Bank Special Obligation Revenue
Bonds,
Series 2001A, Wachovia MERLOTS Series 2001A16
(AMBAC Insured), /(1)/
1.91%, 3/7/05                                                  4,095      4,095
--------------------------------------------------------------------------------
                                                                          5,795
--------------------------------------------------------------------------------
Missouri - 5.0%
Chesterfield IDA Education Facilities Authority VRDB,
Series 2003,
Gateway Academy Project (U.S. Bank LOC),
1.85%, 3/1/05                                                  6,200      6,200
Kansas City IDA Multifamily VRDB, Series 2002,
Cloverset Apartments Project (FNMA Gtd.),
1.87%, 3/7/05                                                  1,000      1,000
Kirkwood Tax Increment VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank LOC),
1.85%, 3/1/05                                                  4,500      4,500
Missouri Development Finance Board Lease Revenue Bonds,
Series 2003,
Missouri Association Municipal Utilities (U.S. Bank LOC),
1.85%, 3/1/05                                                  3,465      3,465

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Missouri - 5.0% - (continued)
Missouri State Health and Educational Facilities
Authority VRDB,
Bethesda Health Group Project (U.S. Bank LOC),
Series 2001A,
1.85%, 3/1/05                                                 $ 1,950    $ 1,950
Series 2001B,
1.85%, 3/1/05                                                   6,800      6,800
Missouri State Health and Educational Facilities
Authority VRDB, Series 1999,
Drury College Project (U.S. Bank LOC),
1.85%, 3/1/05                                                     200        200
Missouri State Health and Educational Facilities
Authority VRDB, Series 1999B,
Saint Louis University,
1.85%, 3/1/05                                                   2,990      2,990
Missouri State Health and Educational Facilities
Authority VRDB,
Series 2001, Missouri Valley College (U.S. Bank LOC),
1.85%, 3/1/05                                                   5,915      5,915
St. Louis County IDA VRDB, Series 1996B,
Friendship Village West County Project
(LaSalle Bank LOC),
1.87%, 3/7/05                                                   2,870      2,870
--------------------------------------------------------------------------------
                                                                          35,890
--------------------------------------------------------------------------------
Nebraska - 2.2%
Douglas County School District G.O., Series 2003,
Citigroup ROCS-RR-II-R-4058, /(1)/
1.90%, 3/7/05                                                   4,975      4,975
Lincoln Electric System Revenue Bonds, Series 2001,
MERLOTS Series 2003-B01, /(1)/
1.91%, 3/7/05                                                  11,270     11,270
--------------------------------------------------------------------------------
                                                                          16,245
--------------------------------------------------------------------------------
New Jersey - 0.8%
New Jersey State TANS, Series 2004A,
3.00%, 6/24/05                                                  5,600      5,626
--------------------------------------------------------------------------------
New Mexico - 0.7%
Bernalillo County Gross TRB, Series 2004B
(MBIA Insured), /(1)/
1.90%, 3/7/05                                                   5,160      5,160
--------------------------------------------------------------------------------
New York - 1.5%
City of New York G.O. Bonds, Series 2004,
Citigroup ROCS-RR-II-251A (Citigroup Global Markets
Holdings LOC), /(1)/
1.93%, 3/7/05                                                   3,100      3,100
New York State G.O. Bonds, Series 2000B
(Dexia Bank Belgium LOC),
1.58%, 8/4/05                                                   3,000      3,000
Triborough Bridge and Tunnel VRDB, Series 2003B,
1.84%, 3/7/05                                                   4,900      4,900
--------------------------------------------------------------------------------
                                                                          11,000
--------------------------------------------------------------------------------
North Carolina - 1.8%
Capital Facilities Financial Agricultural VRDB, Series
2004B,
Wake Forest University,
1.85%, 3/7/05                                                   9,160      9,160
Mecklenburg County COPS, Series 2002,
1.92%, 3/7/05                                                   1,300      1,300
New Hanover County G.O. School Bonds, Series 1995,
1.90%, 3/7/05                                                   2,250      2,250

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
North Carolina - 1.8% - (continued)
North Carolina Medical Care Commission Health Care
   Facilities Revenue VRDB,
Wachovia MERLOTS Series 2001A39,
Providend Place Project (Colld. by GNMA Securities), /(1)/
1.91%, 3/7/05                                                 $   100    $   100
--------------------------------------------------------------------------------
                                                                          12,810
--------------------------------------------------------------------------------
North Dakota - 0.4%
Ward County Health Care Facilities Revenue Bonds,
Series 2002A, Trinity Obligation Group Project
(U.S. Bank LOC),
1.85%, 3/1/05                                                   2,800      2,800
--------------------------------------------------------------------------------
Ohio - 1.4%
Franklin County Hospital Revenue Bonds,
Series 2001 II-R-55, Smith Barney ROC
(U.S. Treasuries Escrowed), /(1)/
1.89%, 3/7/05                                                   5,445      5,445
Middletown Development Revenue Bonds,
Series 2003, Bishop Penwick High School Project
(JP Morgan Chase Bank LOC),
1.87%, 3/7/05                                                   2,450      2,450
Toledo City Services VRDN, Series 2003,
Special Assessment Notes (State Street Bank & Trust LOC),
1.86%, 3/7/05                                                   2,400      2,400
--------------------------------------------------------------------------------
                                                                          10,295
--------------------------------------------------------------------------------
Oklahoma - 1.2%
Tulsa County Industrial Authority Capital Improvements
Revenue Bonds,
Series 2003A,
2.05%, 5/16/05                                                  5,000      5,000
Tulsa Industrial Authority Revenue Bonds,
Series 2000B, University of Tulsa
(MBIA Insured),
1.92%, 3/7/05                                                   3,845      3,845
--------------------------------------------------------------------------------
                                                                           8,845
--------------------------------------------------------------------------------
Pennsylvania - 1.6%
Allegheny County Hospital Development Authority Revenue
Bonds, Series 1988 B-2,
Presbyterian University Hospital (JP Morgan Chase
Bank LOC),
1.87%, 3/7/05                                                   1,530      1,530
Delaware Valley Regional Finance Authority Local
Government Revenue Bonds,
Merrill Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
1.91%, 3/7/05                                                     300        300
Philadelphia Hospital & Higher Educational Facility
Revenue Bonds,
Series 1999B, Jefferson Health System (Jefferson Health
System Gtd.),
1.08%, 3/30/05                                                 10,000     10,000
--------------------------------------------------------------------------------
                                                                          11,830
--------------------------------------------------------------------------------
South Carolina - 1.3%
South Carolina State Housing Finance and Development
Authority VRDB, Series
2000, Paces Watch Apartment Project (FNMA Gtd.),
1.88%, 3/7/05                                                   9,400      9,400
--------------------------------------------------------------------------------
Tennessee - 2.4%
Metropolitan Government Nashville & Davidson County Health
& Educational Facility
Board VRDB, Series 2002A, Belmont University Project
(SunTrust Bank LOC),
1.86%, 3/7/05                                                   3,500      3,500
Metropolitan Government Nashville & Davidson County IDB
VRDB,
Series 2002, University of Nashville Project
(SunTrust Bank LOC),
1.87%, 3/7/05                                                   3,000      3,000

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Tennessee - 2.4% - (continued)
Metropolitan Government Nashville & Davidson County
Revenue VRDN, Citicorp Eagle
Trust Series 984201, /(1)/
1.90%, 3/7/05                                                  $3,800    $ 3,800
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement Bonds (FSA Corp.
Insured),
Series 1999 IV-A-2,
1.84%, 3/1/05                                                   2,400      2,400
Series 2000 IV-C-3,
1.84%, 3/1/05                                                   2,000      2,000
Williamson County IDB Revenue Bonds,
Series 2003, Currey Ingram Academy Project
(SunTrust Bank LOC),
1.92%, 3/7/05                                                   2,430      2,430
--------------------------------------------------------------------------------
                                                                          17,130
--------------------------------------------------------------------------------
Texas - 10.0%
Austin Water and Wastewater System Revenue Bonds,
Series 2002A1, Wachovia MERLOTS (FSA Corp. Insured), /(1)/
1.91%, 3/7/05                                                   2,975      2,975
City of Houston Water and Sewer Systems Revenue Bonds,
Series 2003-14,
BNP Paribas STARS Certificates
(FSA Corp. Insured), /(1)/
1.90%, 3/7/05                                                   1,595      1,595
Comal Independent School District VRDB,
ABN AMRO Muni-Tops Certificates 1999-9
(PSF of Texas Gtd.), /(1)/
1.91%, 3/7/05                                                   6,500      6,500
Conroe Independent School District, G.O.,
ABN AMRO Muni-Tops Certificates Series 2002-1 (PSF of
Texas Gtd.), /(1)/
1.91%, 3/7/05                                                   9,995      9,995
Dallas G.O. Refunding VRDB, Morgan Stanley
Floating Rate Certificates 1998, Series 93, /(1)/
1.90%, 3/7/05                                                   4,190      4,190
Granbury Independent School District VRDN,
Soc Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
1.90%, 3/7/05                                                   4,815      4,815
Harris County Health Facilities Development Corp.
Revenue Bonds, Wachovia MERLOTS Series 2001A87
(U.S. Treasuries Escrowed), /(1)/
1.91%, 3/7/05                                                   2,640      2,640
Keller Independent School District VRDB, ABN AMRO
Muni-Tops Series 2001-26 (PSF of Texas Gtd.), /(1)/
1.91%, 3/7/05                                                   4,000      4,000
Northside Independent School District Building G.O. Bonds,
Series 2003 (PSF of Texas Gtd.),
1.67%, 6/15/05                                                    960        960
Princeton Independent School District VRDB,
Soc Gen Series 2003 SGB-41
(PSF of Texas Gtd.), /(1)/
1.90%, 3/7/05                                                   4,750      4,750
San Antonio City Electric & Gas VRDB,
Wachovia MERLOTS Series 2001A68
(Colld. by U.S. Treasury Securities), /(1)/
1.91%, 3/7/05                                                   3,625      3,625

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Texas - 10.0% - (continued)
State of Texas TRANS,
Series 2004,
3.00%, 8/31/05                                                $14,000    $14,079
Tarrant City Health Facilities Development
Authority VRDB, Series 1996-A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
1.87%, 3/7/05                                                   3,380      3,380
Texas A&M University Revenue Bonds,
Series 2003A RR-II-R-4005 ROC, /(1)/
1.90%, 3/7/05                                                   4,790      4,790
Texas City Industrial Development Corp. VRDB,
Wachovia MERLOTS Series 2000A34, Arco
Pipeline Project (BP PLC Gtd.), /(1)/
1.91%, 3/7/05                                                   3,920      3,920
--------------------------------------------------------------------------------
                                                                          72,214
--------------------------------------------------------------------------------
Utah - 0.7%
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
1.95%, 3/7/05                                                   4,930      4,930
--------------------------------------------------------------------------------
Virginia - 0.9%
Chesapeake Bay Bridge & Tunnel Communication
Revenue Bonds,
Wachovia MERLOTS Series 2003A39
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                   2,295      2,295
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
1.87%, 3/7/05                                                   4,000      4,000
--------------------------------------------------------------------------------
                                                                           6,295
--------------------------------------------------------------------------------
Washington - 6.6%
Seattle Light and Power Revenue Bonds,
Citigroup ROC II-R
(FSA Corp. Insured), /(1)/
Series 48,
1.90%, 3/7/05                                                   5,995      5,995
Series 50,
1.90%, 3/7/05                                                   6,495      6,495
Tacoma Water System Revenue Bonds,
ABN AMRO Muni-Tops Certificates,
Series 2002-36 (MBIA Insured), /(1)/
1.91%, 3/7/05                                                   8,680      8,680
Washington State G.O., Series 2004D,
ABN AMRO Muni-Tops, Series 2004-13
(AMBAC Insured), /(1)/
1.91%, 3/7/05                                                  10,655     10,655
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 2003,
Gonzaga Preparatory School Project
(Bank of America LOC),
1.92%, 3/7/05                                                   2,400      2,400
Washington State Housing Finance Commission
VRDB, Series 1994,
YMCA Snohomish (U.S. Bank N.A. LOC),
1.80%, 3/1/05                                                   1,685      1,685
Washington State Housing Finance Commission
VRDB, Series 1997,
Panorama City Project (Key Bank LOC),
1.85%, 3/1/05                                                     400        400
Washington State Housing Finance Commission
VRDB, Series 2000,
Living Care Center Project (Wells Fargo Bank LOC),
1.89%, 3/7/05                                                  11,770     11,770
--------------------------------------------------------------------------------
                                                                          48,080
--------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 96.1% - (CONTINUED)
Wisconsin - 2.9%
University of Wisconsin Hospitals and Clinics
Authority Revenue
Bonds, Series 2000RR, Wachovia MERLOTS
(FSA Corp. Insured), /(1)/
1.91%, 3/7/05                                                $ 3,000    $  3,000
Wisconsin Health & Educational Facilities Authority
Revenue Bonds,
St. Joseph Community Hospital
(Marshall & Ilsley Bank LOC),
1.90%, 3/7/05                                                    615         615
Wisconsin Health & Educational Facilities Authority
Revenue Bonds, Series 2002,
Meriter Hospital, Inc. Project
(Marshall & Ilsley Bank LOC),
1.85%, 3/1/05                                                  3,250       3,250
Wisconsin Health & Educational Facilities Authority
Revenue VRDB, Series 2002A,
Capital Access Pool Vernon Memorial Hospital
(U.S. Bank LOC),
1.85%, 3/1/05                                                  1,900       1,900
Wisconsin Health & Educational Facilities Authority
Revenue VRDB,
Series 2003, Oakwood Village Project (Marshall &
Ilsley Bank LOC),
1.90%, 3/7/05                                                 12,390      12,390
--------------------------------------------------------------------------------
                                                                          21,155
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $695,167)                              695,167

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            NUMBER OF
                                                              SHARES      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 3.9%
AIM Tax-Exempt Cash Fund                                      22,505    $ 22,505
Dreyfus Tax-Exempt Cash Management Fund                        5,417       5,417
--------------------------------------------------------------------------------
Total Investment Companies (Cost $27,922)                                 27,922
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $723,089) /(2)/                        $723,089

At February 28, 2005, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Air, Water and Solid Waste Management Services                        7.7%
Educational Services                                                  14.3
Electric Services                                                      9.8
Executive, Legislative and General Government                         22.3
General Medical and Surgical                                          12.5
Housing Programs and Urban Development                                 8.2
Residential Care                                                       9.7
All other sectors less than 5%                                        15.5
--------------------------------------------------------------------------------
Total                                                                100.0%

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $227,065 or 31.4% of total investments.
/(2)/ The cost for federal income tax purposes was $723,089.

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

BAN        Bond Anticipation Notes

Colld.     Collateralized

CP         Commercial Paper

COP        Certificate of Participation

FGIC       Financial Guaranty Insurance Corporation

FHLB       Federal Home Loan Bank

FHLMC      Freddie Mac

FNMA       Fannie Mae

FSA        Financial Security Assurance

GIC        Guaranteed Investment Contract

GNMA       Government National Mortgage Association

G.O.       General Obligation

Gtd.       Guaranteed

HFA        Housing Finance Authority

IDA        Industrial Development Authority

IDB        Industrial Development Board

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

P-Floats   Puttable Floating Rate Security

PSF        Permanent School Fund

ROC        Reset Option Certificates

Soc Gen    Societe Generale

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

SGB     Societe Generale Bank

STARS   Short Term Adjustable Rate Securities

TAN     Tax Anticipation Notes

TAW     Tax Anticipation Warrants

TRAN    Tax and Revenue Anticipation Notes

TRB     Tax Revenue Bonds

VRDB    Variable Rate Demand Bonds

VRDN    Variable Rate Demand Notes

        MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6%
Alabama - 0.3%
Alabama HFA Multifamily Revenue Bonds, Series 1996A,
Rime Village Hoover Project (Colld. by FNMA Securities),
1.91%, 3/7/05                                                 $ 4,200    $ 4,200
--------------------------------------------------------------------------------
Arizona - 2.8%
Arizona Health Facilities Authority Hospital Revenue Bonds,
Series 2002,
Yavapai Regional Medical Center (FSA Corp. Insured),
2.00%, 3/7/05                                                   7,060      7,060
Arizona Health Facilities Authority Revenue Bonds,
The Terraces Project (Lloyds TSB Bank LOC),
Series 2003B-1,
1.87%, 3/7/05                                                   7,700      7,700
Series 2003B-2,
1.87%, 3/7/05                                                   6,010      6,010
Phoenix IDA Multifamily Housing Revenue Bonds, Series 1999,
Southwest Village Apartments Project (Colld. by
FNMA Securities),
1.87%, 3/7/05                                                     300        300
Salt River Agricultural Project CP, Series B,
Improvement & Power District,
1.97%, 4/8/05                                                  10,000     10,000
Sun Devil Energy Center LLC VRDB, Series 2004,
Arizona State University Project (FGIC Insured),
1.89%, 3/7/05                                                   2,500      2,500
--------------------------------------------------------------------------------
                                                                          33,570
--------------------------------------------------------------------------------
Colorado - 2.6%
Colorado Education & Cultural Facilities Authority
Revenue Bonds, Series 2003A-2,
National Jewish Federation (Bank of America LOC),
1.81%, 3/1/05                                                   2,475      2,475
Colorado HFA Revenue Bonds, Series 2004B-4,
Single Family Class 1,
1.99%, 11/1/05                                                 10,000     10,000
Denver Refunding COPS Civic Center, Series 2003C,
Wellington E. Webb Municipal Office Building (AMBAC Insured),
1.87%, 3/7/05                                                   1,500      1,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District
(U.S. Bank LOC),
1.95%, 3/7/05                                                   2,900      2,900
Larkridge G.O. VRDB, Series 2000,
Metropolitan District #1 (U.S. Bank LOC),
1.90%, 3/7/05                                                  10,000     10,000
Park Creek Metropolitan District G.O., Series 2004
Merrill Lynch P-Floats PT-2321,
(Merrill Lynch & Co., Inc. Gtd.), /(1)/
1.95%, 3/7/05                                                   3,775      3,775
--------------------------------------------------------------------------------
                                                                          30,650
--------------------------------------------------------------------------------
District of Columbia - 0.6%
District of Columbia Revenue Bonds, Series 2003,
American Psychological Association Project
(Bank of America LOC),
1.92%, 3/7/05                                                   2,650      2,650
District of Columbia Revenue Bonds, Series 2003,
Henry J. Kaiser Foundation Project
(Kaiser Family Foundation Gtd.),
1.95%, 3/7/05                                                   4,700      4,700
--------------------------------------------------------------------------------
                                                                           7,350
--------------------------------------------------------------------------------
Florida - 6.6%
Brevard County Health Care Facilities
Revenue Bonds, Series 2003,
Health First, Inc. Project (SunTrust Bank LOC),
1.83%, 3/1/05                                                   2,265      2,265
Broward County HFA Multifamily Revenue Bonds, Series 2004,
Pembroke Village Apartments (Wachovia Bank LOC),
1.89%, 3/7/05                                                   7,000      7,000
City of Lakeland, Series 2001A,
Energy System Variable Rate Revenue Bonds,
1.86%, 3/7/05                                                   5,400      5,400

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Florida - 6.6% - (continued)
Florida State Board of Education G.O.,
Citibank Eagle 20030025, /(1)/
1.89%, 3/7/05                                                 $ 4,900    $ 4,900
Florida State Board of Education Revenue Bonds, Series 2004,
Citigroup ROCS-RR-II-6037, /(1)/
1.89%, 3/7/05                                                   6,330      6,330
Highlands County Health Facility Authority VRDB,
Series 1996-A,
Adventist Health Systems Project - Sunbelt
(SunTrust Bank LOC),
1.87%, 3/7/05                                                   4,495      4,495
Highlands County Health Facility Authority VRDB,
Series 2000A,
Adventist Health Systems Project - Sunbelt (MBIA Insured),
1.87%, 3/7/05                                                   2,325      2,325
Jackson County PCR Revenue Refunding Bonds, Series 2000-A,
Gulf Power Co. Project (Gulf Power Company Gtd.),
1.88%, 3/1/05                                                   2,000      2,000
Jacksonville Health Facilities Authority VRDB, Series 1997C,
Hospital Revenue Bonds, Charity Obligation Group
(MBIA Insured),
1.83%, 3/7/05                                                   4,610      4,610
Jacksonville PCR Revenue Refunding Bonds, Series 1999,
Florida Power & Light Project (Florida Power & Light Gtd.),
2.02%, 3/10/05                                                  7,000      7,000
Lee County Health Care Facilities IDA VRDB,
Series 2004, Improvement Hope Hospice Project
(SunTrust Bank LOC),
1.83%, 3/1/05                                                   1,400      1,400
Lee County IDA VRDB, Series 2002,
Shell Point Village Project (Bank of America LOC),
1.87%, 3/7/05                                                   9,145      9,145
Palm Beach County Revenue Bonds, Series 2003,
Morse Obligation Group Project (Key Bank LOC),
1.90%, 3/7/05                                                   4,000      4,000
Putnam County Development Authority Revenue Bond,
Series 1984,
Seminole Electric Cooperative Project
(National Rural Utilities Cooperative Finance Gtd.),
2.05%, 6/15/05                                                 13,000     13,000
Putnam County Development Authority PCR Bonds,
Series 1984H-3,
National Rural Utilities Seminole Electric Project
(National Rural Utilities Cooperative Finance Gtd.),
1.53%, 3/15/05                                                  4,695      4,695
--------------------------------------------------------------------------------
                                                                          78,565
--------------------------------------------------------------------------------
Georgia - 4.2%
Cobb County Housing Authority Revenue Bonds, Series 1993,
Terrell Mill II Association Project (General Electric
Capital Corp. LOC), /(1)/
1.93%, 3/7/05                                                  10,600     10,600
DeKalb County Housing Authority VRDB, Series 1985,
Crow Wood Arbor Association (FHLMC Gtd.),
1.86%, 3/7/05                                                   7,130      7,130
Gwinett County Housing Authority VRDB, Series 1996,
Post Corners Project (FHLMC Gtd.),
1.86%, 3/7/05                                                   3,060      3,060
Meto Atlanta Rapid Transit Authority, Series 2004,
CP Sales Tax Revenue BANS (Dexia Credit Local LOC),
2.03%, 4/7/05                                                   6,500      6,500
Monroe County Development Authority PCR, Series 1999,
Oglethorpe Power, Scherer Project (AMBAC Insured),
1.83%, 3/1/05                                                   1,900      1,900
Richmond County Hospital Authority Revenue Anticipation
Certificates, Series 2003,
University Health Services, Inc. (SunTrust Bank LOC),
1.87%, 3/7/05                                                   5,300      5,300

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Georgia - 4.2% - (continued)
Rockdale County Hospital Authority Revenue Anticipation
Certificates, Series 2002,
Rockdale Hospital (SunTrust Bank LOC),
1.87%, 3/7/05                                                 $ 3,290    $ 3,290
Roswell Housing Authority Multifamily,
Wood Crossing (FHLMC LOC),
1.86%, 3/7/05                                                  11,650     11,650
--------------------------------------------------------------------------------
                                                                          49,430
--------------------------------------------------------------------------------
Hawaii - 0.0%
Department of Budget & Finances, Series 2003D,
Kahala Nui Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                     450        450
--------------------------------------------------------------------------------
Illinois - 10.8%
Chicago Board of Education
G.O. Unlimited School Reform Board, Series A PA 616
(FGIC Insured), /(1)/
1.91%, 3/7/05                                                     500        500
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
1.90%, 3/7/05                                                     500        500
Chicago G.O. Refunding VRDB, Series 2002-B,
Neighborhoods Alive (MBIA Insured),
1.84%, 3/7/05                                                   9,320      9,320
Chicago Metro Pier & Expo Authority, Series 1996,
Citicorp Eagle 2004-49-Class A (Colld. by U.S. Treasury
Securities), /(1)/
1.90%, 3/7/05                                                   3,400      3,400
Chicago Metro Water District G.O.,
Series 2002-A,
1.85%, 3/7/05                                                  10,000     10,000
Chicago Multifamily Housing Revenue Bonds, Series 2004B,
Renaissance Saint Luke Project (Harris Trust and Savings
Bank LOC),
1.95%, 3/7/05                                                   2,550      2,550
Chicago Park District TAWS, Series 2004,
3.00%, 5/2/05                                                   2,000      2,005
Chicago School Reform Board G.O. VRDB, Series 1996,
Bank of America
Variable Rate Certificates (MBIA Insured), /(1)/
1.96%, 3/7/05                                                   4,900      4,900
Chicago Tender Notes,
Series 2004 (State Street Bank & Trust LOC),
2.20%, 12/8/05                                                  7,000      7,000
City of Aurora VRDB, Series 2003,
Community Counseling Center of Fox Valley Project
(Harris Trust and Savings Bank LOC),
1.93%, 3/7/05                                                   3,210      3,210
City of Chicago G.O.
(Harris Trust and Savings Bank LOC),
2.35%, 1/1/06                                                   3,000      3,000
City of Evanston G.O., Series 2002A,
Sherman Plaza Project,
1.87%, 3/7/05                                                   6,200      6,200
Cook County Capital Improvement, Series 2004E,
1.86%, 3/7/05                                                   6,800      6,800
Cook County Community Counseling School District #201,
Series 2004,
Wheeling Educational Purpose TAWS,
3.00%, 3/1/05                                                   3,250      3,250
Cook County Revenue Bonds,
Catholic Theological (Harris Trust and Saving Bank LOC),
1.89%, 3/7/05                                                   4,000      4,000
Illinois Development Finance Authority Revenue VRDB,
Series 1994,
Aurora Central Catholic High School Project (Allied Irish
Bank LOC),
2.14%, 3/7/05                                                   1,000      1,000
Illinois Development Finance Authority Revenue VRDB,
Series 2001C,
Evanston Northwestern Project (Evanston Northwestern
Healthcare Gtd.),
1.87%, 3/7/05                                                   2,725      2,725

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Illinois - 10.8% - (continued)
Illinois Development Finance Authority Revenue VRDB,
Series 1984,
Enterprise Office Campus (U.S. Teasuries Colld.),
2.05%, 3/1/05                                                 $6,000    $  6,000
Illinois Development Finance Authority Revenue VRDB,
Series 2001,
Oak Park Residence Project (LaSalle Bank LOC),
1.88%, 3/7/05                                                  1,650       1,650
Illinois Educational Facilities Authority Revenue Bonds,
Series 1985,
Cultural Pool (JP Morgan Chase Bank LOC),
1.88%, 3/7/05                                                  4,600       4,600
Illinois Educational Facilities Authority Revenue Bonds,
Series 2003B,
Augustana College Project (LaSalle Bank LOC),
1.90%, 3/7/05                                                  3,590       3,590
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
1.65%, 7/28/05                                                 5,000       5,000
Illinois Finance Authority RANS, Series 2005-B,
Jewish Charities (Harris Trust and Saving Bank LOC),
1.90%, 3/7/05                                                  3,410       3,410
Illinois Finance Authority Revenue Bonds, Series 2004B,
University of Chicago Project,
1.85%, 3/7/05                                                  6,800       6,800
Illinois Health Facilities Authority Revenue Bonds,
Series 1996B,
Franciscan Eldercare Village Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                  1,300       1,300
Illinois Health Facilities Authority Revenue Bonds,
Series 1997,
Friendship Village of Schaumburg Project (LaSalle Bank
LOC),
1.87%, 3/7/05                                                  3,800       3,800
Illinois Health Facilities Authority Revenue Bonds,
Series 2003B,
Advocate Health Care Network,
2.30%, 1/4/06                                                  5,000       5,000
McLean County G.O. Demand Notes, Series 2003,
Town of Normal,
1.87%, 3/7/05                                                  4,750       4,750
Regional Transportation Authority,
Bank of America Variable Certificates, Macon 2004A (MBIA
Insured), /(1)/
1.90%, 3/7/05                                                  3,330       3,330
Regional Transportation Authority, Wachovia MERLOTS
Series 2001A73
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                  4,940       4,940
Roaring Forks O'Hare, Series A 2004-7,
Roaringing Forks (MBIA Insured), /(1)/
2.01%, 3/7/05                                                  4,100       4,100
--------------------------------------------------------------------------------
                                                                         128,630
--------------------------------------------------------------------------------
Indiana - 5.2%
Indiana Health Facilities Financing Authority Revenue
Bonds, Series 2001,
Franciscan Eldercare Village Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                    400         400
Indiana Health Facilities Financing Authority Revenue
Bonds, Series 2001-A4,
Ascension Health Credit Group Project (Ascension Health
Gtd.),
1.05%, 3/1/05                                                  5,000       5,000
Indiana Health Facilities Financing Authority Revenue
Bonds, Series 2004,
Margaret Mary Community Hospital (Fifth Third Bank LOC),
1.85%, 3/1/05                                                  8,500       8,500
Indiana Health Facility Financing Authority Revenue
Bonds,
Riverview Hospital Project (National City Bank of Indiana
LOC),
1.89%, 3/7/05                                                  5,150       5,150
Indiana State Development Finance Authority, Series 2003,
YMCA of Southwest Indiana Project (Wells Fargo Bank LOC),
1.87%, 3/7/05                                                  5,000       5,000
Indiana State Development Finance Authority VRDB,
Indiana Historical Society, Inc. Project (JP Morgan Chase
Bank LOC),
1.87%, 3/7/05                                                  3,000       3,000

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Indiana - 5.2% - (continued)
Indiana State Educational Facilities Authority, Series
2003,
Franklin College (JP Morgan Chase Bank LOC),
1.85%, 3/1/05                                                 $ 8,300    $ 8,300
Indiana Transportation Authority Highway Revenue,
Citicorp Eagle Trust 981402, /(1)/
1.90%, 3/7/05                                                  19,290     19,290
Indianapolis Local Public Improvement Bond Bank Revenue
Notes,
Series 2002-A, CP Notes (KeyBank LOC),
1.95%, 3/8/05                                                   1,513      1,513
Vincennes Economic Development Revenue VRDB,
Knox County Association (Wells Fargo Bank LOC),
1.87%, 3/7/05                                                   2,900      2,900
Vincennes University Revenue VRDB, Series 2004G,
Student Fee (JP Morgan Chase Bank LOC),
1.88%, 3/7/05                                                   2,825      2,825
--------------------------------------------------------------------------------
                                                                          61,878
--------------------------------------------------------------------------------
Iowa - 5.5%
Grinnell Hospital Revenue Bonds, Series 2001,
Grinnell Regional Medical Center Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   3,600      3,600
Iowa Finance Authority Economic Development Revenue Bonds,
Series 2002,
Iowa West Foundation Project (U.S. Bank LOC),
1.90%, 3/7/05                                                   5,900      5,900
Iowa Finance Authority Health Care Facilities Revenue
VRDB,
Care Initiatives Project (KBC Bank N.V. LOC),
1.85%, 3/1/05                                                   2,465      2,465
Iowa Finance Authority Health Care Facilities Revenue
VRDB, Series 2003A,
St. Luke's Health Foundation of Sioux City Project
(General Electric Capital Corp. LOC),
1.87%, 3/7/05                                                   6,300      6,300
Iowa Finance Authority Private College Revenue Bonds,
Series 2001,
Drake University Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   8,400      8,400
Iowa Finance Authority Private College Revenue Bonds,
Series 2001,
Morningside College Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   5,010      5,010
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2003B,
Deerfield Retirement Services Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                   4,950      4,950
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2003B,
Wesley Retirement Services Project (Wells Fargo Bank LOC),
1.87%, 3/7/05                                                   6,010      6,010
Iowa Finance Authority Revenue Bonds, Series 2003,
Museum of Art Foundation Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   4,150      4,150
Iowa Higher Education Loan Authority Revenue VRDB, Series
2002,
Luther College Project (U.S. Bank LOC),
1.87%, 3/7/05                                                   5,500      5,500
Iowa Higher Education Loan Authority Revenue VRDB, Series
2004,
Private College-Dubuque (Bank of America LOC),
1.85%, 3/1/05                                                  13,200     13,200
--------------------------------------------------------------------------------
                                                                          65,485
--------------------------------------------------------------------------------
Kansas - 0.9%
Johnson County Unified School District No. 512 VRDB,
Wachovia MERLOTS,
Series 2001-A92,  /(1)/
1.91%, 3/7/05                                                   9,495      9,495
Kansas Development Finance Authority Revenue Bonds,
Adventist Health System - Sunbelt, Series 2004C,
1.89%, 3/7/05                                                   1,500      1,500
--------------------------------------------------------------------------------
                                                                          10,995
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
-------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Kentucky - 0.7%
Kenton County Airport Board Revenue Bonds, Series 2000B,
Delta Air, Inc. Project (General Electric Capital
Corp. LOC),
1.88%, 3/7/05                                                 $ 7,700    $ 7,700
Mason County PCR Bonds, Series 1984B-1,
East Kentucky Power Project
(National Rural Utilities Cooperative Finance Gtd.),
2.15%, 3/7/05                                                     605        605
--------------------------------------------------------------------------------
                                                                           8,305
--------------------------------------------------------------------------------
Louisiana - 1.1%
Louisiana Local Governemental Environment Revenue Bonds,
Series 2004C,
University LaMonroe (Regions Bank LOC),
1.88%, 3/7/05                                                   5,000      5,000
Louisiana State Offshore Terminal Storage Revenue Bonds,
Series 2003A,
Loop LLC Project,
1.83%, 3/1/05                                                   5,900      5,900
New Orleans G.O., Series 1998,
Wachovia MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
1.91%, 3/7/05                                                   2,100      2,100
--------------------------------------------------------------------------------
                                                                          13,000
--------------------------------------------------------------------------------
Maryland - 1.6%
Gaithersburg Economic Development Revenue VRDB,
Series 1997,
Asbury Methodist Project (MBIA Insured),
1.87%, 3/7/05                                                   4,900      4,900
Montgomery Housing Opportunities Single Family Revenue
Bonds, Series MT-088
Merrill Lynch P-Floats (General Electric Capital
Corp. GIC), /(1)/
1.91%, 3/7/05                                                  13,585     13,585
--------------------------------------------------------------------------------
                                                                          18,485
--------------------------------------------------------------------------------
Massachusetts - 0.4%
Brockton Housing Development Corp. Multifamily Housing
Revenue Bonds, Series 1992A,
Lehman, Floating Rate Trust Receipts, Series 2002-L48
(FNMA Gtd.), /(1)/
1.93%, 3/7/05                                                   4,390      4,390
--------------------------------------------------------------------------------
Michigan - 3.8%
Detroit Sewage Disposal System Revenue Bonds, Wachovia
MERLOTS
Series 2001-A103 (FGIC Insured), /(1)/
1.91%, 3/7/05                                                  11,065     11,065
Detroit Social Building & Site Improvement G.O.,
Series 2002A,
ABN AMRO Muni-Tops Certificates, Series 2003-10
(FGIC Insured), /(1)/
1.91%, 3/7/05                                                   4,000      4,000
Grand Rapids Economic Development Corp. Revenue Bonds,
Series 1991A,
Amway Hotel Project (Standard Federal Bank LOC),
1.95%, 3/7/05                                                   3,575      3,575
Kentwood Economic Development Corp. VRDB, Series 2002,
Holland Home Obligated Group Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                   2,000      2,000
Michigan Municipal Bond Authority Revenue Notes,
Series 2004B-1,
3.00%, 8/19/05                                                  2,000      2,013
Series 2004B-2 (JP Morgan Chase Bank LOC),
3.00%, 8/23/05                                                  6,000      6,039
Michigan State Hospital Finance Authority Revenue Bonds,
Series 2004B,
Holland Community Hospital (JP Morgan Chase Bank LOC),
1.89%, 3/7/05                                                   5,000      5,000
Michigan State Hospital Finance Authority VRDB,
Series 2003A,
Crittenton Hospital (Comerica Bank LOC),
1.83%, 3/1/05                                                   5,900      5,900
Michigan State University Revenue Bonds, Series 2002A,
1.68%, 12/1/05
State of Michigan G.O. Unlimited Notes, Series 2005A,
3.50%, 9/30/05                                                  5,000      5,043
--------------------------------------------------------------------------------
                                                                          44,635
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
-------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Minnesota - 3.6%
Mankato Multifamily Revenue Bonds, Series 1997,
Highland Hills Project (LaSalle Bank LOC),
1.85%, 3/1/05                                                 $ 1,000    $ 1,000
Maple Grove Economic Development, Series 2004,
Heritage Christian Academy (U.S. Bank NA LOC),
1.87%, 3/7/05                                                   3,500      3,500
Minneapolis Student Housing Revenue Bonds, Series 2003,
Riverton Community Housing Project (LaSalle Bank LOC),
1.95%, 3/7/05                                                   7,200      7,200
Minnesota State G.O., Series 2003,
Citigroup ROCS-RR-II-R Series 4309, /(1)/
1.90%, 3/7/05                                                   3,660      3,660
Minnesota State Higher Education Facilities Authority
Revenue Bonds, Series 20045Z,
University St. Thomas (LaSalle Bank LOC),
1.89%, 3/7/05                                                  10,000     10,000
Rochester Health Facilities Revenue Bonds,
Series 2000 II-R-28,
Citigroup ROC (Mayo Foundation Gtd.), /(1)/
1.90%, 3/7/05                                                  10,470     10,470
St. Louis Park Multifamily Revenue Bonds, Series 2004,
Parkshore Senior Project (FHLMC Gtd.),
1.87%, 3/7/05                                                   5,293      5,293
St. Paul Port Authority District Revenue Bonds,
Series 2001-1-M (Dexia Credit Local LOC),
1.85%, 3/1/05                                                   1,300      1,300
--------------------------------------------------------------------------------

                                                                          42,423
--------------------------------------------------------------------------------
Mississippi - 0.5%
Jackson Redevelopment Authority Urban Renewal
Revenue Bonds,
Jackson Medical Mall Foundation Project A (JP Morgan
Chase Bank LOC),
1.87%, 3/7/05                                                     170        170
Medical Center Educational Building Corp. Revenue Bonds,
Series 2004,
Pediatric and Research Facilities (AMBAC Insured),
1.87%, 3/7/05                                                   5,300      5,300
--------------------------------------------------------------------------------
                                                                           5,470
--------------------------------------------------------------------------------
Missouri - 2.6%
Missouri Development Finance Board Lease Revenue Bonds,
Series 2003,
Missouri Association Municipal Utilities (U.S. Bank LOC),
1.85%, 3/1/05                                                   1,700      1,700
Missouri State Health and Educational Facilities Authority
VRDB, Series 1999,
Drury College Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   3,400      3,400
Missouri State Health and Educational Facilities Authority
VRDB, Series 1999,
Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),
2.85%, 3/7/05                                                   3,960      3,960
Missouri State Health and Educational Facilities Authority
VRDB, Series 1999B,
Saint Louis University,
1.85%, 3/1/05                                                   5,000      5,000
Missouri State Health and Educational Facilities Authority
VRDB, Series 2000,
Medical Research Facilities - Stowers Institute
(MBIA Insured),
1.85%, 3/7/05                                                   3,500      3,500
Missouri State Health and Educational Facilities Authority
VRDB, Series 2004,
Bethesda Health Group Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   3,295      3,295
Missouri State Health and Educational Facilities Authority
VRDB, Series 2002,
De Smet Jesuit High School (U.S. Bank LOC),
1.85%, 3/1/05                                                   3,400      3,400
Missouri State Health and Educational Facilities Authority
VRDB, Series 2002A,
Christian Brothers Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   1,700      1,700
Missouri State Health and Educational Facilities Authority
VRDB, Series 2001A,
Bethesda Health Group Project (U.S. Bank LOC),
1.85%, 3/1/05                                                     400        400

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
-------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Missouri - 2.6% - (continued)
Missouri State Health and Educational Facilities Authority
VRDB, Series 2003,
Southwest Baptist University (Bank of America LOC),
1.85%, 3/1/05                                                 $ 1,650     $1,650
Missouri State Health and Educational Facilities Authority
VRDB, Series 2004A,
St. Joseph - St. Pius (Allied Irish Bank LOC),
1.92%, 3/7/05                                                   2,680      2,680
St. Louis County IDA Revenue Bonds, Series 2004,
Friendship Village West County Project (LaSalle Bank LOC),
1.87%, 3/7/05                                                     700        700
--------------------------------------------------------------------------------
                                                                          31,385
--------------------------------------------------------------------------------
Montana - 0.2%
Montana State Health Facilities Authority Revenue Bonds,
Health Care Pooled Loan Project (FGIC Insured),
1.87%, 3/7/05                                                   2,000      2,000
--------------------------------------------------------------------------------
Nevada - 2.6%
Las Vegas Water, Series 2003B,
MERLOTS Series 2003B10 (MBIA Insured Obligations), /(1)/
1.91%, 3/7/05                                                  18,765     18,765
Nevada Municipal Bond Bank Revenue VRDB,
Series 1997-SGB 31 (FGIC Insured), /(1)/
1.90%, 3/7/05                                                  12,365     12,365
--------------------------------------------------------------------------------
                                                                          31,130
--------------------------------------------------------------------------------
New Jersey - 0.5%
New Jersey State TANS, Series 2004A,
3.00%, 6/24/05                                                  5,800      5,827
--------------------------------------------------------------------------------
New York - 2.8%
City of New York G.O., Series 2004,
Citigroup ROCS-RR-II-251A (Citigroup Global Markets
Holdings LOC), /(1)/
1.93%, 3/7/05                                                  26,900     26,900
New York State G.O., Series 2000B
(Dexia Bank Belgium LOC),
1.58%, 8/4/05                                                   3,000      3,000
New York Triborough Bridge and Tunnel Revenue Variable
Rate, Series 2003B,
1.84%, 3/7/05                                                   3,250      3,250
--------------------------------------------------------------------------------
                                                                          33,150
--------------------------------------------------------------------------------
North Carolina - 0.7%
North Carolina Medical Care Commission Health Care
Facilities Revenue VRDB,
Wachovia MERLOTS Series 2001A39, Providend Place Project
(Colld. by GNMA Securities), /(1)/
1.91%, 3/7/05                                                   5,990      5,990
North Carolina St. G.O.,
Eagle Series 7200-51001 CLass-A, /(1)/
1.90%, 3/7/05                                                   2,370      2,370
--------------------------------------------------------------------------------
                                                                           8,360
--------------------------------------------------------------------------------
North Dakota - 0.1%
Ward County Health Care Facilities Revenue Bonds,
Series 2002A,
Trinity Obligation Group Project (U.S. Bank LOC),
1.85%, 3/1/05                                                   1,180      1,180
--------------------------------------------------------------------------------
Ohio - 1.3%
Franklin County Hospital Facilities Revenue Bonds,
Series 1996-C,
U.S. Health Corp. of Columbus (Citibank LOC),
1.85%, 3/7/05                                                   3,175      3,175
Knox County Hospital Facilty Revenue, Series 2004,
Community Hospital Project (National City Bank LOC),
1.91%, 3/7/05                                                   5,000      5,000
Ohio State G.O.,
Citigroup ROCS-RR-II-R4037, /(1)/
1.89%, 3/7/05                                                   6,980      6,980
--------------------------------------------------------------------------------
                                                                          15,155
--------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Oklahoma - 1.9%
Garfield County IDA Revenue Bonds, Series A,
Oklahoma Gas and Electric Co. Project (Oklahoma Gas
and Electric Co. Gtd.),
2.05%, 3/7/05                                                 $10,000    $10,000
Oklahoma Industries Authority Hospital VRDB, Series
2000A, Deaconess Health Care Corp. Project
(KBC Bank N.V. LOC),
2.02%, 3/7/05                                                   4,000      4,000
Tulsa County Industrial Authority Capital Improvements
Revenue Bonds, Series 2003A,
2.05%, 5/16/05                                                  8,000      8,000
--------------------------------------------------------------------------------
                                                                          22,000
--------------------------------------------------------------------------------
Oregon - 2.4%
Multnomah County Higher Education Revenue Bonds,
Series 1999,
Concordia University Portland Project (KeyBank LOC),
1.85%, 3/1/05                                                   2,115      2,115
Multnomah County Hospital Facilities Authority Revenue
Bonds, Series 2003,
Holladay Park Plaza Project (Allied Irish Bank LOC),
1.81%, 3/1/05                                                   1,900      1,900
Oregon State TANS, Series 2004,
Lehman Brothers Trust Receipts L73J, /(1)/
1.93%, 3/7/05                                                  25,000     25,000
--------------------------------------------------------------------------------
                                                                          29,015
--------------------------------------------------------------------------------
Pennsylvania - 0.4%
Delaware Valley Regional Finance Authority Local
Government Revenue Bonds,
Merrill Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
1.91%, 3/7/05                                                   2,300      2,300
State Public School Building Philly Project Revenue
Bonds, Series 2003-A42,
Wachovia MERLOTS (FSA Corp. Insured), /(1)/
1.80%, 7/27/05                                                  2,895      2,895
--------------------------------------------------------------------------------
                                                                           5,195
--------------------------------------------------------------------------------
South Carolina - 0.5%
Medical University, Hospital Authority, Series 2005A-5,
Austin Variable Certificates (MBIA Insured), /(1)/
1.91%, 3/7/05                                                   6,000      6,000
--------------------------------------------------------------------------------
Tennessee - 7.1%
Blount County Public Building Authority VRDB,
Series 2004A-9-A, Local Government Public Improvement
Bonds (AMBAC Insured),
1.88%, 3/1/05                                                   6,325      6,325
Blount County Public Building Authority VRDB,
Series 2004A-9-B, Local Government Public Improvement
Bonds (AMBAC Insured),
1.88%, 3/1/05                                                   2,250      2,250
Blount County Public Building Authority VRDB,
Series 2004A-9-C, Local Government Public Improvement
Bonds (AMBAC Insured),
1.88%, 3/1/05                                                   1,275      1,275
City of Chattanooga 21st Century G.O.,
ABN AMRO Muni-Tops 2002-25 (MBIA Insured), /(1)/
1.91%, 3/7/05                                                   7,685      7,685
McMinn County IDB Revenue Bonds, Series 2002,
Tennessee Wesleyan College Project (Regions Bank LOC),
1.94%, 3/7/05                                                   2,530      2,530
Metropolitan Government Nashville & Davidson County
Electric Revenue Bonds, Citicorp Eagle Trust,
Series 984201, /(1)/
1.90%, 3/7/05                                                  19,370     19,370
Metropolitan Government Nashville & Davidson County
Health and Educational Facility Board Revenue Bonds,
Series 2001B-1, Ascension Health Credit Project,
1.65%, 8/3/05                                                   8,000      8,000
Metropolitan Government Nashville & Davidson County
IDB VRDB,
Series 2002,
University of Nashville Project (SunTrust Bank LOC),
1.87%, 3/7/05                                                   1,000      1,000
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement VRDB,
Series 2000 IV-B-11(FSA Corp. Insured),
1.84%, 3/1/05                                                   3,250      3,250

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Tennessee - 7.1% - (continued)
Series 2000 IV-B-12 (FSA Corp. Insured),
1.84%, 3/1/05                                                 $   300    $   300
Series 2000 IV-E-6 (AMBAC Insured),
1.84%, 3/1/05                                                   1,150      1,150
Series 2000 IV-F-1 (AMBAC Insured),
1.84%, 3/1/05                                                   5,870      5,870
Series 2000 IV-F-2 (AMBAC Insured),
1.84%, 3/1/05                                                   2,300      2,300
Series 2001 IV-G-4 (AMBAC Insured),
1.84%, 3/1/05                                                     970        970
Series 2001 IV-H-3 (AMBAC Insured),
1.84%, 3/1/05                                                   3,000      3,000
Series 2002 IV-B-4 (AMBAC Insured),
1.84%, 3/1/05                                                   1,200      1,200
Series 2002 IV-E-1 (AMBAC Insured),
1.84%, 3/1/05                                                   4,400      4,400
Series 2002 IV-I-2 (AMBAC Insured),
1.84%, 3/1/05                                                   4,400      4,400
Series 2002 IV-I-4 (AMBAC Insured),
1.84%, 3/1/05                                                   2,020      2,020
Series 2002 IV-J-3 (AMBAC Insured),
1.84%, 3/1/05                                                   1,700      1,700
Shelby Health, Educational and Housing Facilities Board
Revenue VRDB, Series 2003, St. Benedict High School
Project (Amsouth Bank LOC),
1.90%, 3/7/05                                                   5,000      5,000
--------------------------------------------------------------------------------
                                                                          83,995
--------------------------------------------------------------------------------
Texas - 10.0%
Bastrop Independent School District VRDB,
Soc Gen Municipal Securities Trust, Series 1997 SGB-37
(PSF of Texas Gtd.), /(1)/
1.90%, 3/7/05                                                     400        400
Board of Regents, University of Texas,
Revenue Financing System Commercial Paper Notes 2002,
1.98%, 4/5/05                                                  20,000     20,000
City of San Antonio Educational Facilities Corp. VRDB,
Series 2002,
Trinity University Project,
1.80%, 3/1/05                                                   1,900      1,900
Comal Independent School District VRDB,
ABN AMRO Muni-Tops Certificates Series 1999-9
(PSF of Texas Gtd.), /(1)/
1.91%, 3/7/05                                                   1,300      1,300
Cypress-Fairbanks VRDB,
Wachovia MERLOTS, Series 2004C-16
(PSF of Texas Gtd.), /(1)/
1.91%, 3/7/05                                                   4,395      4,395
Dallas G.O. Refunding Bonds, Morgan Stanley
Floating Rate Certificates, Series 1998-93, /(1)/
1.90%, 3/7/05                                                   1,105      1,105
Fort Bend School District VRDB,
Wachovia MERLOTS, Series 2004A-03 (PSF of Texas Gtd.),
/(1)/
1.91%, 3/7/05                                                   7,040      7,040
Frisco Independent School District G.O.,
Wachovia MERLOTS, Series 2004C-24
(PSF of Texas Gtd.), /(1)/
1.70%, 9/1/05                                                   4,435      4,435
Grand Prairie Housing Finance Corp. Multifamily Housing
Revenue VRDB,
Series 1985, Lincoln Windcliff Project (General
Electric Capital Corp Gtd.),
1.90%, 3/7/05                                                     500        500
Harris County Health Facilities Development Corp.
Revenue Bonds,
Wachovia MERLOTS Series 2001A87 (U.S. Treasuries
Escrowed), /(1)/
1.91%, 3/7/05                                                   6,340      6,340

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)    (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Texas - 10.0% - (continued)
Harris County Toll Road State G.O. Refunding Bonds,
Series 2003B, Citigroup ROCS-RR-II-4541, /(1)/
1.90%, 3/7/05                                                $ 7,875    $  7,875
Houston Utility System Revenue Bonds,
Wachovia MERLOTS Series 2004C-17
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                  3,000       3,000
Irving Independent School District G.O. VRDB,
Series 2004-A (PSF of Texas Gtd.),
2.10%, 8/1/05                                                  5,000       5,010
Keller Independent School District VRDB,
ABN AMRO Muni-Tops Series 2001-26
(PSF of Texas Gtd.), /(1)/
1.91%, 3/7/05                                                  2,500       2,500
Northside Independent School District Building
G.O. Bonds, Series 2003 (PSF of Texas Gtd.),
1.67%, 6/15/05                                                 1,925       1,925
Plano Health Facilities Development Corp.,
YMCA of Metro Dallas Project, Series 2000
(Bank of America LOC),
1.97%, 3/7/05                                                 10,875      10,875
San Marcos Independent School District G.O., Wachovia
MERLOTS Series 2004C-23 (PSF of Texas Gtd.), /(1)/
1.70%, 9/1/05                                                  3,395       3,395
State of Texas TRANS, Series 2004,
3.00%, 8/31/05                                                35,000      35,212
Wallis Higher Educational Facilities VRDB, Series 2003,
St. Mark's Episcopal School Project (JP Morgan Chase
Bank LOC),
1.87%, 3/7/05                                                  1,905       1,905
--------------------------------------------------------------------------------
                                                                         119,112
--------------------------------------------------------------------------------
Utah - 1.3%
Utah Water Finance Agency Revenue Bonds,
Series 2004A-10 (AMBAC Insured),
1.95%, 3/7/05                                                  2,865       2,865
Utah Water Finance Agency Revenue Bonds,
Tender Options, Series 2005A-11 (AMBAC Insured),
1.92%, 3/7/05                                                 12,300      12,300
--------------------------------------------------------------------------------
                                                                          15,165
--------------------------------------------------------------------------------
Virginia - 0.4%
Virginia College Building Authority VRDB,
Series 2004, University of Richmond Project,
1.87%, 3/7/05                                                  5,000       5,000
--------------------------------------------------------------------------------
Washington - 6.0%
King County G.O. Refunding Bonds, Series 1998B,
ABN AMRO Muni-Tops Certificates Series 2001-1
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                  7,500       7,500
Seattle Light and Power Revenue Bonds,
Series 47 ROC-II-R
(FSA Corp. Insured), /(1)/
1.90%, 3/7/05                                                 17,920      17,920
State of Washington Variable Purpose G.O. Bonds, Series
2000B, Citicorp Eagle Trust Series 20004701, /(1)/
1.90%, 3/7/05                                                  2,300       2,300
Washington State G.O. Refunding VRDB,
Citicorp Eagle Trust Series 1993C, /(1)/
1.90%, 3/7/05                                                  3,848       3,848

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Washington - 6.0% - (continued)
Washington State G.O. Refunding VRDB, Series 1993-B,
SocGen Trust SGB-13, /(1)/
1.90%, 3/7/05                                               $21,950      $21,950
Washington State G.O. Refunding VRDB,
Series 2002R-03A, Wachovia MERLOTS Series 2002A-57
(MBIA Insured), /(1)/
1.91%, 3/7/05                                                 6,135        6,135
Washington State G.O., Series 2004D,
ABN AMRO Muni-Tops Certificates Series 2004-13
(AMBAC Insured), /(1)/
1.91%, 3/7/05                                                 2,900        2,900
Washington State Higher Education Facilities VRDB,
Series 2003A, Cornish College of Arts Project
(Bank of America LOC),
1.95%, 3/7/05                                                 1,900        1,900
Washington State Housing Finance Commission, Local 182,
JATC Educational Development Trust Project Series 2000,
1.80%, 3/1/05                                                 3,785        3,785
Washington State, Series 2003,
Association of Community and Migrant Health Centers
Project (U.S. Bank LOC),
1.92%, 3/7/05                                                 2,745        2,745
--------------------------------------------------------------------------------
                                                                          70,983
--------------------------------------------------------------------------------
West Virginia - 1.5%
Monongalia Revenue Bonds, Series 2004,
Trinity Christian School Program (Fifth Third LOC),
1.87%, 3/7/05                                                 4,530        4,530
West Virginia State Hospital Finance Authority Revenue
Bonds, Series 2003A, Pallottine Health Services, Inc.
Project (JP Morgan Chase Bank LOC),
1.86%, 3/7/05                                                12,840       12,840
--------------------------------------------------------------------------------
                                                                          17,370
--------------------------------------------------------------------------------
Wisconsin - 3.3%
Pleasant Prairie Kenosha County G.O. VRDB,
Series 2004
(XLCA Insured),
1.92%, 3/7/05                                                 5,000        5,000
St. Paul Housing & Redevelopment Authority Revenue
Bonds, Public Radio Project, Series 2002
(Allied Irish Bank LOC),
1.85%, 3/1/05                                                 1,300        1,300
Wauwatosa Housing Authority Adjustable Rate
Put Option, Series 1995, San Camillo, Inc.
Project (U.S. Bank LOC),
1.87%, 3/7/05                                                 1,700        1,700
Wisconsin Health & Educational Facilities Authority
Revenue Bonds, Eastcastle Place, Series 2004C
(LaSalle Bank LOC),
1.87%, 3/7/05                                                 5,000        5,000
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 1997, Alverno College
Project (Allied Irish Bank LOC),
1.85%, 3/1/05                                                 1,000        1,000
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 2002, Pooled Loan
Financing Program (U.S. Bank LOC),
1.90%, 3/7/05                                                 5,000        5,000
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 2003, Agnesian
Healthcare Project (Marshall & Ilsley Bank LOC),
1.85%, 3/1/05                                                   500          500
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 2004, Maranatha Baptist
(JP Morgan Chase Bank LOC),
1.87%, 3/7/05                                                10,800       10,800

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 97.6% - (CONTINUED)
Wisconsin - 3.3% - (continued)
Wisconsin State Health & Educational Facilities
Authority Revenue Bonds, Series 2004, Wisconsin
Institute of Torah Study, Inc. Project
(Harris Bank Trust and Savings LOC),
1.87%, 3/7/05                                               $ 3,315   $    3,315
Wisconsin State Health & Educational Facilities
Authority Revenue VRDB, Capital Access Pool Vernon
Memorial Hospital (U.S. Bank LOC), Series 2002A,
1.85%, 3/1/05                                                   900          900
Series 2002B,
1.85%, 3/1/05                                                 2,565        2,565
Wisconsin State Health & Educational Facilities
Authority Revenue VRDB, Series 1994A, Sinai Samaritan
Medical Center Project (Marshall & Ilsley Bank LOC),
1.90%, 3/7/05                                                 2,434        2,434
--------------------------------------------------------------------------------
                                                                          39,514
--------------------------------------------------------------------------------
Multiple States Pooled Security - 0.8%
Clipper Multistate Tax-Exempt Trust
Certificates, Series 1998A, /(1)/
1.98% 3/7/05                                                 10,085       10,085
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $1,159,532)                          1,159,532
--------------------------------------------------------------------------------

                                                          NUMBER OF
                                                            SHARES       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
Investment Companies - 2.4%
AIM Tax-Exempt Cash Fund                                     17,723       17,723
Dreyfus Tax-Exempt Cash Management Fund                      10,715       10,715
--------------------------------------------------------------------------------
Total Investment Companies (Cost $28,438)                                $28,438
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $1,187,970) /(2)/                    $1,187,970

At February 28, 2005, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
--------------------------------------------------------------------------------
Air, Water and Solid Waste Management Services                          5.8%
Educational Services                                                   16.0
Electric Services                                                       5.0
Executive, Legislative and General Government                          25.7
General Medical and Surgical                                           10.8
Housing Programs and Urban Development                                  9.6
Residential Care                                                        6.2
All other sectors less than 5%                                         20.9
--------------------------------------------------------------------------------
Total                                                                 100.0%

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $376,373 or 31.7% of total investments.
/(2)/ The cost for federal income tax purposes was $1,187,970.

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC      American Municipal Bond Assurance Corporation

BAN        Bond Anticipation Notes

Colld.     Collateralized

CP         Commercial Paper

COP        Certificate of Participation

FGIC       Financial Guaranty Insurance Corporation

FHLMC      Freddie Mac

FNMA       Fannie Mae

FSA        Financial Security Assurance

GIC        Guaranteed Investment Contract

GNMA       Government National Mortgage Association

G.O.       General Obligation

Gtd.       Guaranteed

HFA        Housing Finance Authority

IDA        Industrial Development Authority

IDB        Industrial Development Board

LOC        Letter of Credit

MBIA       Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR        Pollution Control Revenue

P-Floats   Puttable Floating Rate Security

PSF        Permanent School Fund

        MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

RAN        Revenue Anticipation Notes

ROC        Reset Option Certificates

Soc Gen    Gen Societe Generale

SGB        Societe Generale Bank

TAN        Tax Anticipation Notes

TAW        Tax Anticipation Warrants

TRAN       Tax and Revenue Anticipation Notes

VRDB       Variable Rate Demand Bonds

XLCA       XL Capital Assurance

        MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 0.9%
Auto Receivables - 0.4%
Ford Credit Receivables Owner Trust, Series 2005-A,
Class A1,
2.62%, 9/15/05                                                  $2,982    $2,982
--------------------------------------------------------------------------------
International Receivables - 0.5%
Permanent Financing PLC, FRN, Series 5, Class 1A,
2.57%, 3/10/05                                                   3,000     3,000
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $5,982)                                     5,982
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 20.1%
Domestic Depository Institutions - 1.3%
Wachovia Bank, N.A.,
2.55%, 3/24/05                                                   2,000     2,000
Washington Mutual Bank, FA, Stockton, California,
2.60%, 4/14/05                                                   2,000     2,000
Wells Fargo Bank, N.A., San Francisco, California,
2.53%, 3/22/05                                                   5,000     5,000
--------------------------------------------------------------------------------
                                                                           9,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 18.8%
Alliance & Leicester, London Branch,
2.30%, 5/9/05                                                    1,000     1,000
Bank of Nova Scotia, FRN,
2.60%, 3/30/05                                                   4,000     4,000
Barclays Bank, London Branch,
3.29%, 12/1/05                                                   3,000     3,000
Barclays Bank PLC, New York Branch, FRN,
2.52%, 3/14/05                                                   1,000     1,000
2.51%, 3/18/05                                                   3,000     3,000
2.55%, 3/24/05                                                   5,000     5,000
2.58%, 3/25/05                                                   3,000     3,000
2.60%, 3/31/05                                                   5,000     5,000
BNP Paribas, London Branch,
2.16%, 6/7/05                                                    3,000     3,000
3.10%, 11/14/05                                                  2,000     2,000
3.15%, 11/17/05                                                  2,000     2,000
BNP Paribas, New York Branch, FRN,
2.47%, 3/24/05                                                   4,000     4,000
2.78%, 5/23/05                                                   3,000     2,999
CALYON, London Branch,
3.08%, 11/3/05                                                   3,000     3,000
3.11%, 11/7/05                                                   4,000     4,000
Canadian Imperial Bank of Commerce, New York Branch,
2.52%, 3/2/05 FRN                                                5,000     5,000
3.17%, 11/18/05                                                  3,000     3,000
Credit Suisse First Boston, New York Branch, FRN,
2.87%, 5/23/05                                                   4,000     4,001
HBOS Treasury Services, London Branch,
2.31%, 5/5/05                                                    2,000     2,000
HBOS Treasury Services, New York Branch,
3.27%, 11/30/05                                                  2,700     2,700
Lloyds Bank, New York Branch,
2.69%, 5/3/05                                                    5,000     5,000
Lloyds TSB Bank, New York Branch, FRN,
2.60%, 4/25/05                                                   1,000     1,000

     PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 20.1% (CONTINUED)
Foreign Depository Institutions - 18.8% (continued)
National Australia Bank, London Branch,
1.28%, 4/5/05                                               $ 2,000     $  2,000
3.14%, 11/18/05                                               3,000        3,000
Nordea Bank, New York Branch, FRN,
2.40%, 3/14/05                                                2,000        1,999
2.81%, 5/26/05                                                1,000        1,000
Royal Bank of Canada, New York Branch, FRN,
2.51%, 3/18/05                                                3,000        2,999
2.60%, 3/30/05                                                5,000        5,000
Royal Bank of Scotland, New York Branch, FRN,
2.35%, 3/7/05                                                 3,000        2,999
2.52%, 3/9/05                                                 4,000        4,000
Societe Generale, London Branch,
2.38%, 5/11/05                                                2,000        2,000
2.61%, 6/6/05                                                 3,000        3,000
2.16%, 6/7/05                                                 2,000        2,000
2.87%, 7/21/05                                                6,000        6,000
Societe Generale, New York Branch, FRN,
2.48%, 3/30/05                                                6,000        6,000
Toronto Dominion Bank, New York Branch,
1.28%, 4/5/05                                                 2,000        2,000
2.30%, 5/3/05                                                 5,000        5,000
2.20%, 6/10/05                                                2,000        2,000
UBS AG, Stamford Branch,
2.34%, 3/8/05, FRN                                            8,000        7,997
2.53%, 8/9/05                                                 1,000        1,000
--------------------------------------------------------------------------------
                                                                         128,694
--------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $137,694)                           137,694
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 24.3%
Auto Receivables - 1.2%
FCAR1 Owner Trust,
2.01%, 3/3/05                                                 1,000        1,000
2.00%, 3/7/05                                                 2,000        1,999
2.14%, 3/15/05                                                5,000        4,996
--------------------------------------------------------------------------------
                                                                           7,995
--------------------------------------------------------------------------------
Bank Holding Companies - 1.1%
Bank of America Corp.,
2.82%, 7/25/05                                                3,000        2,965
3.03%, 11/1/05                                                5,000        4,897
--------------------------------------------------------------------------------
                                                                           7,862
--------------------------------------------------------------------------------
Credit Card Master Trusts - 1.0%
Citibank Credit Card Master Trust, Dakota Certificates,
2.53%, 3/3/05                                                 5,000        4,999
MBNA Credit Card Master Trust, Emerald
Certificates, /(1)/
2.46%, 3/16/05                                                2,000        1,998
--------------------------------------------------------------------------------
                                                                           6,997
--------------------------------------------------------------------------------
Electronic & Other Electronics - 2.9%
General Electric Company,
2.61%, 3/1/05                                                15,000       15,000
2.54%, 3/28/05                                                5,000        4,990
--------------------------------------------------------------------------------
                                                                          19,990
--------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)    (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 24.3% (CONTINUED)
Foreign Depository Institutions - 1.2%
Banco Santander Central Hispano,
2.55%, 6/1/05                                                $ 5,000    $  4,967
2.54%, 6/2/05                                                  1,000         993
Nordea North America, Inc.,
3.04%, 11/4/05                                                 2,000       1,958
--------------------------------------------------------------------------------
                                                                           7,918
--------------------------------------------------------------------------------
Multi-Seller Conduits - 10.5%
Amstel Funding Corp.,
2.39%, 3/7/05                                                  3,000       2,999
2.00%, 3/17/05                                                 5,282       5,277
2.60%, 3/31/05                                                 3,000       2,993
3.04%, 8/26/05                                                 2,000       1,970
Amsterdam Funding,
2.64%, 3/1/05                                                 15,000      15,000
Edison Asset Securitization,
2.00%, 3/15/05                                                 6,000       5,995
Eiffel Funding LLC,
2.65%, 4/25/05                                                 3,000       2,988
Galleon Capital Corp,
2.61%, 3/1/05                                                 27,000      27,000
Legacy Capital LLC,
2.03%, 3/4/05                                                  2,000       2,000
Lexington Parker Capital,
2.00%, 3/1/05 /(1)/                                            5,000       5,000
2.54%, 3/14/05, FRCP                                           1,000       1,000
--------------------------------------------------------------------------------
                                                                          72,222
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 2.2%
General Electric Capital Corp.,
1.99%, 3/8/05                                                  5,000       4,998
3.02%, 8/23/05                                                 5,000       4,927
3.03%, 10/27/05                                                5,000       4,899
--------------------------------------------------------------------------------
                                                                          14,824
--------------------------------------------------------------------------------
Structured Investment Vehicles - 4.2%
CC U.S.A., Inc.,
2.02%, 3/10/05                                                 3,000       2,998
Grampian Funding Ltd.,
2.43%, 3/16/05                                                 4,000       3,996
Mane Funding Corp.,
2.61%, 4/18/05                                                 2,000       1,993
Sigma Finance, Inc.,
2.60%, 4/11/05                                                 2,000       1,994
2.69%, 5/3/05                                                  1,000         995
Solitaire Funding LLC,
2.47%, 3/17/05                                                 2,000       1,998
Surrey Funding Corp.,
2.65%, 4/26/05                                                 5,000       4,979
2.69%, 5/3/05                                                  5,000       4,976
White Pine Finance LLC,
2.04%, 3/21/05                                                 5,000       4,994
--------------------------------------------------------------------------------
                                                                          28,923
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $166,731)                                   166,731
--------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 15.9%
Domestic Depository Institutions - 3.3%
American Express Bank, FSB, FRN,
2.63%, 3/29/05                                                $ 1,000    $ 1,000
American Express Centurion Bank, FRN,
2.55%, 3/14/05                                                  3,000      3,000
Bank One, N.A., FRN,
2.48%, 3/14/05                                                  1,000      1,000
National City Bank, Cleveland, FRN,
2.52%, 3/1/05                                                   2,000      2,000
2.74%, 5/9/05                                                   5,000      5,000
2.78%, 5/19/05                                                  7,000      7,000
SunTrust Bank, FRN,
2.56%, 4/4/05                                                   2,000      2,000
U.S. Bank, FRN,
2.44%, 3/7/05                                                   2,000      2,000
--------------------------------------------------------------------------------
                                                                          23,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 2.5%
HBOS Treasury Services PLC, FRN, /(1)/
2.49%, 3/10/05                                                  1,000      1,000
2.77%, 4/29/05                                                  2,000      2,000
Nationwide Building Society, FRN, /(1)/
2.58%, 3/28/05                                                  2,000      2,000
Royal Bank of Canada, FRN,
2.60%, 3/10/05                                                  8,000      8,001
UBS AG Stamford, Connecticut, FRN,
2.42%, 3/22/05                                                  3,000      2,999
Westpac Banking Corp., FRN,
2.45%, 3/11/05                                                  1,000      1,000
--------------------------------------------------------------------------------
                                                                          17,000
--------------------------------------------------------------------------------
Insurance Carriers - 2.5%
ASIF Global Financing XV, FRN, /(1)/
2.60%, 3/2/05                                                   7,000      7,008
MET Life GIC Backed, FRN, /(1)/
2.63%, 3/15/05                                                 10,000     10,000
--------------------------------------------------------------------------------
                                                                          17,008
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.3%
American Honda Finance, FRN, /(1)/
2.70%, 5/4/05                                                   1,000      1,000
General Electric Capital Corp., FRN,
2.69%, 3/9/05                                                   2,000      2,001
2.62%, 3/15/05                                                  6,000      6,000
--------------------------------------------------------------------------------
                                                                           9,001
--------------------------------------------------------------------------------
Security and Commodity Brokers - 3.8%
Goldman Sachs Group,
2.17%, 3/28/05                                                  4,000      4,000
Lehman Brothers Holdings, FRN,
2.79%, 4/22/05                                                  2,000      2,001
Merrill Lynch & Co., FRN,
2.62%, 3/4/05                                                   5,000      5,000
2.74%, 3/11/05                                                  2,000      2,001
2.87%, 3/14/05                                                  1,150      1,151
3.02%, 5/23/05                                                  4,000      4,002
Morgan Stanley, FRN,
2.59%, 3/15/05                                                  3,000      3,000
2.71%, 3/28/05                                                  5,000      5,000
--------------------------------------------------------------------------------
                                                                          26,155
--------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 15.9% (CONTINUED)
Structured Investment Vehicles - 2.5%
Beta Finance, Inc., FRN, /(1)/
2.53%, 3/15/05                                               $ 1,000    $  1,000
CC U.S.A., Inc., FRN, /(1)/
2.59%, 3/9/05,                                                 1,000       1,000
2.57%, 3/15/05,                                                5,000       5,000
2.77%, 5/24/05                                                 6,000       6,000
Dorada Finance, Inc., FRN, /(1)/
2.71%, 5/13/05                                                 4,000       4,000
--------------------------------------------------------------------------------
                                                                          17,000
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $109,164)                              109,164
--------------------------------------------------------------------------------

EURODOLLAR TIME DEPOSITS - 12.5%
Domestic Depository Institutions - 8.0%
Fifth Third Bank, Grand Cayman,
2.63%, 3/1/05                                                 15,000      15,000
HSBC Bank PLC, London,
3.11%, 9/1/05                                                  5,000       5,000
LaSalle National Bank, Chicago, Grand Cayman,
2.54%, 3/1/05                                                 15,000      15,000
State Street Bank & Trust Co., Grand Cayman,
2.60%, 3/1/05                                                 20,000      20,000
--------------------------------------------------------------------------------
                                                                          55,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 4.5%
Banco Popular Espanol, Madrid,
2.05%, 3/10/05                                                 2,000       2,000
Dexia Bank Belgium, Brussels,
2.55%, 3/3/05                                                 10,000      10,000
2.00%, 3/7/05                                                  3,000       3,000
HBOS Treasury Services, London,
2.02%, 3/9/05                                                  2,000       2,000
ING Bank, Amsterdam,
2.40%, 3/7/05                                                  2,000       2,000
ING Belgium, Brussels,
2.61%, 3/1/05                                                 10,000      10,000
LIoyds Bank, London,
2.04%, 3/10/05                                                 2,000       2,000
--------------------------------------------------------------------------------
                                                                          31,000
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $86,000)                             86,000
--------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 1.2%
Administration of Environmental & Housing Programs - 0.8%
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
2.53%, 3/7/05                                                  5,000       5,000
--------------------------------------------------------------------------------
Engineering, Accounting and Management - 0.4%
California PCR Environmental Improvement Taxable CP,
Series 1997, Browning Ferris Project,
2.62%, 3/2/05                                                  3,000       3,000
--------------------------------------------------------------------------------
Total Municipal Investments (Cost $8,000)                                  8,000
--------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.8% /(2)/
Fannie Mae - 2.4%
FNMA Discount Note,
2.19%, 4/20/05                                               $ 3,000    $  2,991
FNMA FRN,
2.33%, 3/9/05                                                  5,000       4,998
2.64%, 5/6/05                                                  6,000       5,996
FNMA Note,
1.36%, 5/3/05                                                  2,000       1,999
--------------------------------------------------------------------------------
                                                                          15,984
--------------------------------------------------------------------------------
Federal Home Loan Bank - 0.7%
FHLB Discount Note,
2.24%, 5/4/05                                                  5,000       4,981
--------------------------------------------------------------------------------
Freddie Mac - 0.7%
FHLMC Discount Note,
2.19%, 4/19/05                                                 5,000       4,986
--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $25,951)                             25,951
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments, at Amortized Cost ($539,522)                                539,522
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 21.3%
(Colld. at a minimum of 102% by U.S. Government/Agency
Securities) Repurchase Agreements
Merrill Lynch, dated 2/28/05,
repurchase price $50,004
2.63%, 3/1/05                                                 50,000      50,000
Credit Suisse First Boston Corporation, dated 2/28/05,
repurchase price $95,799
2.64%, 3/1/05                                                 95,792      95,792
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $145,792)                              145,792
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $685,314) /(3)/                        $685,314

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to approximately $47,006,000 or 6.9% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $685,314.

     PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRCP     Floating Rate Commercial Paper

FRN      Floating Rate Notes

GIC      Guaranteed Investment Contract

G.O.     General Obligation

PCR      Pollution Control Revenue

     PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED NOTES - 1.0%
Auto Receivables - 0.5%
Ford Credit Auto Owner Trust,
Series 2005-A, Class A1,
2.62%, 9/15/05                                                $11,181    $11,181
--------------------------------------------------------------------------------
International Receivables - 0.5%
Permanent Financing PLC, FRN,
Series 6, Class 1A,
2.56%, 3/10/05                                                 10,000     10,000
--------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $21,181)                                   21,181
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 18.6%
Domestic Depository Institutions - 3.8%
Citibank, New York,
2.82%, 5/23/05                                                  8,000      8,000
Marshall & Ilsley Bank, FRN,
2.51%, 3/29/05                                                 10,000      9,997
Wachovia Bank, NA,
2.55%, 3/24/05                                                 20,000     20,000
Washington Mutual Bank, FA, Stockton, California,
2.60%, 4/14/05                                                  8,000      8,000
2.70%, 5/6/05                                                  22,000     21,999
Wells Fargo Bank, N.A., San Francisco, California,
2.52%, 3/18/05                                                 10,000     10,000
2.53%, 3/22/05                                                  3,000      3,000
--------------------------------------------------------------------------------
                                                                          80,996
--------------------------------------------------------------------------------
Foreign Depository Institutions - 14.8%
Banco Bilbao Vizcaya Argentaria,
2.61%, 4/18/05                                                  8,000      8,000
Barclays Bank PLC, London Branch,
3.29%, 12/1/05                                                  5,000      5,000
2.51%, 3/22/05                                                 12,000     12,000
Barclays Bank PLC, New York Branch, FRN,
2.52%, 3/14/05                                                 10,000      9,999
2.58%, 3/25/05                                                 15,000     14,999
BNP Paribas, London Branch,
2.50%, 3/22/05                                                  6,000      6,000
2.78%, 7/7/05                                                   6,000      6,000
3.16%, 11/18/05                                                 7,000      7,000
BNP Paribas, New York Branch, FRN,
2.47%, 3/24/05                                                 20,000     20,000
CALYON, London Branch,
2.51%, 4/5/05                                                   2,000      2,000
2.77%, 7/7/05                                                   3,000      3,000
3.11%, 11/7/05                                                  3,000      3,000
Credit Industriel et Commercial, New York Branch,
2.51%, 3/29/05                                                 10,000     10,000
Credit Suisse First Boston, New York Branch,
2.10%, 3/29/05                                                  2,000      2,000

         LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 18.6% - (CONTINUED)
Foreign Depository Institutions - 14.8% - (Continued)
HBOS Treasury Services, London Branch,
2.10%, 3/29/05                                               $ 4,000    $  4,000
2.22%, 6/10/05                                                 3,000       3,000
Lloyds Bank, New York Branch,
2.69%, 5/3/05                                                  2,000       2,000
2.53%, 8/9/05                                                 10,000      10,000
Lloyds TSB Bank, New York Branch, FRN,
2.31%, 3/1/05                                                 10,000       9,995
2.45%, 3/29/05                                                15,000      14,999
Nordea Bank Finland, New York Branch,
2.40%, 3/14/05, FRN                                            5,000       4,997
2.60%, 3/29/05, FRN                                           10,000       9,999
2.58%, 4/13/05                                                 1,000       1,000
2.69%, 5/3/05                                                  6,000       6,000
Rabobank Nederland NV, New York Branch, FRN,
2.45%, 3/24/05                                                15,000      15,000
Royal Bank of Scotland, New York Branch, FRN,
2.31%, 3/1/05                                                 35,000      34,979
2.52%, 3/9/05                                                 20,000      19,998
Societe Generale, London Branch,
2.00%, 3/7/05                                                  7,000       7,000
2.21%, 6/10/05                                                 2,000       2,000
2.85%, 7/18/05                                                 2,000       2,000
2.87%, 7/21/05                                                 5,000       5,000
2.59%, 8/12/05                                                 2,000       2,000
Societe Generale, New York Branch, FRN,
2.48%, 3/30/05                                                 5,000       5,000
Svenska Handelsbanken Inc., New York Branch,
3.17%, 11/18/05                                                7,000       7,000
Toronto Dominion Bank, New York Branch,
2.02%, 3/10/05                                                 2,000       2,000
2.30%, 5/3/05                                                 10,000      10,000
2.30%, 5/12/05                                                 5,000       4,999
2.19%, 6/9/05                                                  1,000       1,000
2.52%, 8/9/05                                                  6,000       6,000
3.10%, 11/7/05                                                 2,000       2,000
UBS AG, Stamford Branch,
2.42%, 3/9/05                                                  3,000       3,000
2.53%, 8/9/05                                                 10,000      10,000
3.16%, 11/18/05                                                5,000       5,000
Unicredito Italiano, London Branch,
2.02%, 3/17/05                                                 2,000       2,000
--------------------------------------------------------------------------------
                                                                         320,964
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $401,960)                            401,960
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.2%
Auto Receivables - 2.5%
FCAR1 Owner Trust,
2.00%, 3/2/05                                                 $ 2,000    $ 2,000
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, /(1)/
2.46%, 3/8/05                                                  16,000     15,992
2.56%, 3/24/05                                                 25,000     24,959
New Center Asset Trust - Plus Program,
2.76%, 5/4/05                                                  10,000      9,951
--------------------------------------------------------------------------------
                                                                          52,902
--------------------------------------------------------------------------------
Bank Holding Companies - 0.2%
Bank of America Corp.,
2.03%, 3/21/05                                                  5,000      4,994
--------------------------------------------------------------------------------
Collateralized Loan Obligations - 0.7%
Moat Funding LLC,
2.41%, 3/3/05                                                  10,000      9,999
2.53%, 4/4/05                                                   4,000      3,990
--------------------------------------------------------------------------------
                                                                          13,989
--------------------------------------------------------------------------------
Credit Card Master Trusts - 3.6%
Capital One Multi Execution Trust, /(1)/
2.52%, 3/14/05                                                 15,000     14,986
Citibank Credit Card Master Trust, Dakota Certificates,
2.47%, 3/11/05                                                  7,000      6,995
2.51%, 3/18/05                                                 20,000     19,976
2.49%, 3/21/05                                                  3,000      2,996
2.55%, 3/24/05                                                 10,000      9,984
2.62%, 4/5/05                                                   4,000      3,990
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
2.50%, 3/9/05                                                   8,000      7,996
2.47%, 3/16/05                                                 10,000      9,990
--------------------------------------------------------------------------------
                                                                          76,913
--------------------------------------------------------------------------------
Electronic and Other Electric Components - 0.5%
General Electric Company,
2.54%, 3/28/05                                                 10,000      9,981
--------------------------------------------------------------------------------
Foreign Depository Institutions - 0.1%
Banco Santander Central Hispano,
2.08%, 3/22/05                                                  2,000      1,998
--------------------------------------------------------------------------------
Multi-Seller Conduits - 14.7%
Amstel Funding Corp.,
2.02%, 3/17/05                                                  5,000      4,996
2.60%, 3/31/05                                                  4,000      3,991
2.92%, 7/18/05                                                  4,000      3,955

         LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.2% - (CONTINUED)
Multi-Seller Conduits - 14.7% - (Continued)
Apreco,
2.70%, 4/26/05                                               $ 6,000     $ 5,975
Bryant Park Funding LLC,
2.47%, 3/8/05                                                 10,000       9,995
2.54%, 3/14/05                                                 6,000       5,994
Chariot Funding LLC,
2.54%, 3/15/05                                                 5,000       4,995
Charta Corp.,
2.60%, 4/4/05                                                  6,000       5,985
2.64%, 4/8/05                                                  7,000       6,980
2.68%, 4/18/05                                                 3,000       2,989
2.73%, 5/6/05                                                  9,000       8,955
Clipper Receivables Corp.,
2.64%, 4/21/05                                                 5,000       4,981
Corporate Receivables Corp.,
2.70%, 4/14/05                                                 5,000       4,984
Crown Point Capital Co.,
2.54%, 4/11/05                                                 2,000       1,994
2.81%, 5/17/05                                                10,000       9,940
Edison Asset Securitization,
2.43%, 3/14/05                                                 9,000       8,992
2.00%, 3/15/05                                                 2,000       1,998
Eiffel Funding LLC, /(1)/
2.54%, 3/10/05                                                15,000      14,990
2.56%, 4/11/05                                                16,000      15,953
Fairway Finance Corp.,
2.43%, 3/15/05                                                 9,000       8,991
2.50%, 3/16/05                                                12,000      11,988
2.54%, 3/21/05                                                10,000       9,986
2.64%, 4/21/05                                                10,000       9,963
Legacy Capital LLC,
2.03%, 3/4/05                                                  5,000       4,999
2.75%, 5/17/05                                                 5,000       4,971
Lexington Parker Capital,
2.00%, 3/1/05 /(1)/                                           15,000      15,000
2.02%, 3/8/05                                                  2,000       1,999
2.54%, 3/9/05, FRN                                            20,000      19,999
2.54%, 3/14/05, FRN                                           10,000       9,999
2.71%, 5/6/05                                                  5,000       4,975
3.02%, 8/16/05                                                 6,000       5,915
3.03%, 8/23/05                                                 2,000       1,971
Sheffield Receivables Corp.,
2.55%, 3/21/05                                                22,000      21,969
2.54%, 3/22/05                                                10,000       9,985
Tannehill Capital Co. LLC,
2.54%, 3/18/05                                                12,801      12,786

         LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.2% - (CONTINUED)
Multi-Seller Conduits - 14.7% - (Continued)
Tulip Funding Corp., /(1)/
2.64%, 3/31/05                                               $25,000    $ 24,945
Victory Receivables Corp.,
2.55%, 3/22/05                                                10,000       9,985
--------------------------------------------------------------------------------
                                                                         319,068
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.1%
General Electric Capital Corp.,
2.03%, 3/16/05                                                 4,000       3,997
2.74%, 7/6/05                                                  6,000       5,942
3.02%, 8/23/05                                                10,000       9,853
3.03%, 10/27/05                                                5,000       4,899
--------------------------------------------------------------------------------
                                                                          24,691
--------------------------------------------------------------------------------
Other Receivables - 0.2%
Thornburg Mortgage Capital Resources,
2.61%, 3/22/05                                                 4,000       3,994
--------------------------------------------------------------------------------
Security and Commodity Brokers - 0.2%
Morgan Stanley, FRCP,
2.63%, 3/1/05                                                  5,000       5,000
--------------------------------------------------------------------------------
Single Seller Conduits - 0.7%
Ticonderoga Funding LLC, /(1)/
2.47%, 3/17/05                                                15,000      14,984
--------------------------------------------------------------------------------
Structured Investment Vehicles - 7.7%
Dorada Finance, Inc., /(1)/
2.02%, 3/8/05                                                  5,000       4,998
Grampian Funding Ltd.,
2.43%, 3/16/05                                                10,000       9,990
2.46%, 3/23/05                                                 7,000       6,989
2.68%, 6/20/05                                                 3,000       2,975
Mane Funding Corp.,
2.45%, 3/16/05                                                 5,000       4,995
2.54%, 3/17/05                                                10,000       9,989
2.52%, 3/21/05                                                 5,000       4,993
Perry Global Funding LLC, /(1)/
2.64%, 4/12/05                                                 5,000       4,985
Scaldis Capital LLC,
2.54%, 3/14/05                                                 3,000       2,997
2.54%, 3/21/05                                                10,000       9,986
2.62%, 3/29/05                                                 6,000       5,988
2.57%, 4/12/05                                                15,000      14,955
Sigma Finance, Inc., /(1)/
2.42%, 3/7/05                                                 10,000       9,996
Solitaire Funding LLC,
2.62%, 4/18/05                                                 5,000       4,983

         LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.2% - (CONTINUED)
Structured Investment Vehicles - 7.7% - (Continued)
Surrey Funding Corp.,
2.54%, 3/17/05                                               $ 10,000   $  9,989
2.71%, 4/25/05                                                 10,000      9,959
2.67%, 4/28/05                                                 10,000      9,957
2.69%, 5/2/05                                                   8,000      7,963
2.69%, 5/3/05                                                  14,000     13,934
White Pine Finance LLC,
2.02%, 3/1/05 /(1)/                                             2,000      2,000
2.56%, 3/21/05, FRN                                             5,000      5,000
2.81%, 7/11/05 /(1)/                                           10,000      9,897
--------------------------------------------------------------------------------
                                                                         167,518
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Commercial Paper (Cost $696,032)                                   696,032
--------------------------------------------------------------------------------

CORPORATE NOTES/BONDS - 14.6%
Domestic Depository Institutions - 3.6%
American Express Bank FSB, FRN,
2.55%, 3/15/05                                                 15,000     14,999
2.63%, 3/29/05                                                 15,000     14,999
American Express Centurion Bank, FRN,
2.55%, 3/14/05                                                  2,000      2,000
Bank One N.A., FRN,
2.48%, 3/14/05                                                  5,000      5,000
National City Bank, Cleveland, FRN,
2.52%, 3/1/05                                                  10,000      9,999
2.74%, 5/9/05                                                  15,000     15,001
2.78%, 5/19/05                                                 10,000     10,000
US Bank NA, FRN,
2.44%, 3/7/05                                                   6,000      6,001
--------------------------------------------------------------------------------
                                                                          77,999
--------------------------------------------------------------------------------
Foreign Depository Institutions - 1.4%
Nationwide Building Society, FRN, /(1)/
2.58%, 3/28/05                                                  5,000      5,000
Royal Bank of Canada, FRN,
2.60%, 3/10/05                                                 15,000     15,000
Westpac Banking Corp., FRN,
2.45%, 3/11/05                                                 10,000     10,000
--------------------------------------------------------------------------------
                                                                          30,000
--------------------------------------------------------------------------------
Insurance Carriers - 0.9%
Allstate Life Global Funding II, FRN, /(1)/
2.62%, 3/15/05                                                 10,000     10,000
Met Life, GIC, FRN, /(1)/
2.63%, 3/15/05                                                 10,000     10,000
--------------------------------------------------------------------------------
                                                                          20,000
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.6% - (CONTINUED)
Non-Depository Personal Credit - 2.8%
American Express Credit Corp., FRN,
2.61%, 3/21/05                                               $11,115    $ 11,117
American Honda Finance, FRN, /(1)/
2.53%, 3/10/05                                                15,000      15,004
Countrywide Home Loan, FRN,
2.61%, 3/23/05                                                 2,000       2,000
General Electric Capital Corp., FRN,
2.69%, 3/9/05                                                 15,000      15,005
2.62%, 3/15/05                                                13,380      13,381
SLM Corp., FRN, /(1)/
2.62%, 3/1/05                                                  5,000       5,000
--------------------------------------------------------------------------------
                                                                          61,507
--------------------------------------------------------------------------------
Security and Commodity Brokers - 3.6%
Citigroup Global Markets, FRN,
2.51%, 3/16/05                                                25,000      25,008
Lehman Brothers Holdings, FRN,
2.67%, 3/22/05                                                 5,000       5,000
Merrill Lynch & Co., FRN,
2.74%, 3/11/05                                                15,000      15,008
2.89%, 4/28/05                                                 5,000       5,002
3.02%, 5/23/05                                                15,000      15,007
Morgan Stanley, FRN,
2.71%, 3/28/05                                                12,000      12,000
--------------------------------------------------------------------------------
                                                                          77,025
--------------------------------------------------------------------------------
Structured Investment Vehicles - 1.1%
Beta Finance, Inc., FRN, MTN, /(1)/
2.53%, 3/15/05                                                 5,000       4,999
2.90%, 5/31/05                                                 5,000       5,002
CC USA, Inc., FRN, MTN, /(1)/
2.59%, 3/9/05                                                  5,000       5,000
2.77%, 5/24/05                                                 8,000       8,000
--------------------------------------------------------------------------------
                                                                          23,001
--------------------------------------------------------------------------------
Transportation Equipment - 1.2%
American Honda Finance, FRN, /(1)/
2.51%, 3/8/05                                                 12,000      12,005
2.91%, 5/23/05                                                15,000      15,009
--------------------------------------------------------------------------------
                                                                          27,014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $316,546)                              316,546
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 8.6%
Domestic Depository Institutions - 0.7%
Bank of America, Grand Cayman,
2.43%, 3/10/05                                               $ 7,000    $  7,000
2.72%, 7/1/05                                                  5,000       5,000
Fifth Third Bank, Grand Cayman,
2.84%, 7/18/05                                                 4,000       4,000
--------------------------------------------------------------------------------
                                                                          16,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 7.9%
Allied Irish Banks, Dublin,
2.70%, 5/2/05                                                  5,000       5,000
Banco Espanol de Credito, Grand Cayman,
2.71%, 5/3/05                                                  2,000       2,000
Banco Popular Espanol, Madrid,
2.32%, 5/5/05                                                  4,000       4,000
2.70%, 6/21/05                                                 2,000       2,000
BNP Paribas, Paris,
3.01%, 8/18/05                                                 2,000       2,000
Credit Suisse First Boston, Grand Cayman,
2.60%, 3/1/05                                                 30,000      30,000
Deutsche Bank, Grand Cayman,
2.53%, 3/1/05                                                 38,000      38,000
Fortis Bank, Grand Cayman,
2.46%, 3/21/05                                                15,000      15,000
ING Bank, Amsterdam,
2.71%, 5/3/05                                                  5,000       5,000
KBC Bank, Dublin,
2.70%, 5/2/05                                                  5,000       5,000
Lloyds Bank, London,
2.04%, 3/10/05                                                 2,000       2,000
2.52%, 3/22/05                                                12,000      12,000
Skandinaviska Enskildabanken, Stockholm,
2.52%, 3/22/05                                                 5,000       5,000
Societe Generale, Grand Cayman,
2.57%, 3/1/05                                                 40,000      40,000
Unicredito Italiano, Milan,
2.44%, 3/7/05                                                  4,000       4,000
--------------------------------------------------------------------------------
                                                                         171,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $187,000)                           187,000
--------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 3.5%
Administration of Environmental and Housing Programs - 0.9%
State of Texas G.O. Taxable, Veterans' Land
Refunding Bonds, Series 2000A,
2.53%, 3/7/05                                                 18,970      18,970
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
--------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 3.5% - (CONTINUED)
Educational Services - 0.3%
Savannah, Georgia, College of Art and Design,
Taxable VRDB, Series 2004,
2.65%, 3/7/05                                              $ 5,800    $    5,800
--------------------------------------------------------------------------------
Electric Services - 0.3%
M-S-R Public Power Agency, California, Taxable,
Series 1998G, San Juan Project,
2.65%, 3/7/05                                                5,700         5,700
--------------------------------------------------------------------------------
Executive, Legislative & General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
2.67%, 3/7/05                                                5,000         5,000
--------------------------------------------------------------------------------
Gas and Combined Utilities - 0.2%
Gainesville, Florida Utility System, CP Taxable,
Series D,
2.50%, 3/2/05                                                4,631         4,631
--------------------------------------------------------------------------------
Public Finance, Tax & Monetary - 1.3%
Oakland-Alameda County Coliseum Authority
CP Taxable, Series 1996 A-1, Oakland Coliseum Arena,
2.65%, 3/1/05                                                5,000         5,000
2.68%, 4/4/05                                               16,600        16,600
2.83%, 5/2/05                                                6,000         6,000
--------------------------------------------------------------------------------
                                                                          27,600
--------------------------------------------------------------------------------
Water Services - 0.3%
Olivenhain California Municipal Water District COP,
Taxable, Series 2002,
2.62%, 3/7/05                                                7,640         7,640
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Municipal Investments (Cost $75,341)                                75,341
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.6% /(2)/
Fannie Mae - 0.2%
FNMA Note,
1.55%, 5/4/05                                                4,000         4,000
--------------------------------------------------------------------------------
Freddie Mac - 0.4%
FHLMC Discount Note,
2.46%, 3/29/05                                              10,000         9,981
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $13,981)                             13,981
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments, at Amortized Cost ($1,712,041)                            1,712,041
--------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.9%
(Colld. at a minimum of 102% by U.S. Treasury
Bonds/Notes)
Joint Repurchase Agreements - 2.4%
Bank of America Securities LLC, dated 2/28/05,
repurchase price $17,082
2.58%, 3/1/05                                              $ 17,081   $   17,081
Morgan Stanley & Co., Inc., dated 2/28/05,
repurchase price $11,388
2.58%, 3/1/05                                                11,387       11,387
Societe Generale - New York Branch, dated 2/28/05,
repurchase price $5,694
2.58%, 3/1/05                                                 5,694        5,694
UBS Securities LLC, dated 2/28/05,
repurchase price $17,082
2.59%, 3/1/05                                                17,081       17,081
--------------------------------------------------------------------------------
                                                                          51,243
--------------------------------------------------------------------------------
(Colld. at a minimum of 102% by U.S. Government/
Agency Securities)
Repurchase Agreements - 18.5%
Credit Suisse First Boston Corp., dated 2/28/05,
repurchase price $170,012
2.64%, 3/1/05                                               170,000      170,000
Merrill Lynch, dated 2/28/05,
repurchase price $75,005
2.63%, 3/1/05                                                75,000       75,000
UBS Securities LLC, dated 2/28/05,
repurchase price $155,011
2.64%, 3/1/05                                               155,000      155,000
--------------------------------------------------------------------------------
                                                                         400,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $451,243)                              451,243
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $2,163,284) /(3)/                    $2,163,284

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005 the value of these securities amounted to approximately $286,690 or 13.3% of total investments.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ The cost for federal income tax purposes was $2,163,284.

        LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

COP      Certificate of Participation

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRCP     Floating Rate Commercial Paper

FRN      Floating Rate Notes

GIC      Guaranteed Investment Contract

G.O.     General Obligation

MTN      Medium Term Notes

VRDB     Variable Rate Demand Bonds

        LIQUID ASSETS PORTFOLIO 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Northern Institutional Funds


By: /s/ Lloyd A. Wennlund
    ---------------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: April 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)   Northern Institutional Funds


By: /s/ Lloyd A. Wennlund
    ---------------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: April 22, 2005


By: /s/ Stuart N. Schuldt
    ---------------------------------------
    Stuart N. Schuldt, Treasurer
    (Principal Financial Officer)

Date: April 22, 2005